UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-23161

Nushares ETF Trust

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, IL 60606

(Address of principal executive offices) (Zip code)

Diana R. Gonzalez

Vice President and Secretary

333 West Wacker Drive,

Chicago, IL 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 917-7700

Date of fiscal year end: July 31

Date of reporting period: July 31, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policy making roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss.3507.

ITEM 1.	REPORTS TO STOCKHOLDERS.

Funds
Exchange-Traded
Funds
Nuveen Exchange-Traded
July 31, 2023
Annual
Report
Fund Name
Listing Exchange
Ticker
Symbol
Nuveen Enhanced Yield U.S. Aggregate Bond ETF
NYSE Arca NUAG
Nuveen ESG 1-5 Year U.S. Aggregate Bond ETF
(formerly Nuveen Enhanced Yield 1-5 Year U.S. Aggregate Bond ETF)
NYSE Arca NUSA
Nuveen ESG High Yield Corporate Bond ETF
NYSE Arca NUHY
Nuveen ESG U.S. Aggregate Bond ETF
NYSE Arca NUBD

Table
of Contents
Chair’s Letter to Shareholders 3
Important Notices 4
Portfolio Managers’ Comments 5
Risk Considerations and Dividend Information 9
About the Funds’ Benchmarks 10
Fund Performance, Expense Ratios and Holdings Summaries 12
Yields 21
Expense Examples 22
Report of Independent Registered Public Accounting Firm 24
Portfolio of Investments 26
Statement of Assets and Liabilities 83
Statement of Operations 84
Statement of Changes in Net Assets 85
Financial Highlights 87
Notes to Financial Statements 89
Important Tax Information 96
Additional Fund Information 97
Glossary of Terms Used in this Report 99
Liquidity Risk Management Program 100
Annual Investment Management Agreement Approval Process 101
Trustees and Officers 108

Chair’s Letter
to Shareholders

Dear Shareholders,
Inflation concerns have continued to dominate the investment landscape in 2023. While inflation rates have fallen meaningfully from post-pandemic highs, helped by the significant policy interest rate increases from the U.S. Federal Reserve (Fed) and other global central banks since 2022 and the normalization of supply chains, they currently remain above the levels that central banks consider supportive of their economies’ long-term growth. Core inflation measures, which exclude volatile food and energy prices, in particular remain above central banks’ targeted levels.
At the same time, the U.S. and other large economies have remained relatively resilient, even as financial conditions have tightened. U.S. gross domestic product increased to 2.1% in the second quarter of 2023 from 2.0% in the first quarter of 2023, after growing 2.1% in 2022 overall compared to 2021. Consider that much of this growth occurred while the Fed was raising interest rates in one of the fastest hiking cycles in its history. From March 2022 to July
2023 (with only a brief pause in June 2023), the Fed increased the target fed funds rate from near zero to a range of 5.25% to 5.50% as of July 2023. Despite historically high inflation and rapidly rising interest rates, the jobs market has remained relatively strong, helping to support consumer sentiment and spending. However, markets are concerned that these conditions could keep upward pressure on prices and wages while the impact of the collapse of three regional U.S. banks (Silicon Valley Bank, Signature Bank and First Republic Bank) and major
European bank Credit Suisse in March 2023 adds to uncertainty.
Given the lingering upside risks to inflation and the lagging impact of tighter credit conditions on the economy, Fed officials are closely monitoring incoming inflation data and other economic measures to modify their rate setting activity based upon these factors on a meeting-by-meeting basis. The Fed remains committed to acting until it sees sustainable progress toward its inflation goals. Additionally, market concerns surrounding the U.S. debt ceiling faded after the government agreed in June 2023 to suspend the nation’s borrowing limit until January 2025, averting a near-term default scenario. In the meantime, markets are likely to continue reacting in the short term to news about inflation data, economic indicators and central bank policy. We encourage investors to keep a long-term perspective amid the short-term turbulence. Your financial professional can help you review how well your portfolio is aligned with your time horizon, risk tolerance and investment goals.
On behalf of the other members of the Nuveen Fund Board, we look forward to continuing to earn your trust in the months and years ahead.
Terence J. Toth
Chair of the Board
September 22, 2023

Important Notices
Securities and Exchange Commission (the “SEC”) Adopts Amendments for Tailored Shareholder Reports
On October 26, 2022, the SEC adopted rule and form amendments (the “Amendments”) that require mutual funds and exchange-traded funds registered on Form N-1A to provide shareholders with streamlined annual and semi-annual shareholder reports (“Tailored Shareholder Reports”).
Tailored Shareholder Reports are meant to be three to four pages in length and will highlight key information such as a fund’s expenses, performance and portfolio holdings. Other, more detailed information that currently appears in fund shareholder reports will be made available online, filed with the SEC, and delivered to investors free of charge in paper or electronically upon request. The first Tailored Shareholder Reports prepared for the
Funds included within this shareholder report will be for the reporting period ended July 31, 2024.
Portfolio Manager Update for the Funds
Effective March 21, 2023, Kevin Chen is no longer a portfolio manager of the Funds.  Vivian Liu and James Tsang will continue to serve as portfolio managers for the Funds.
Nuveen Enhanced Yield 1-5 Year U.S. Aggregate Bond ETF (NUSA) Product Actions
Effective after the close of business on June 30, 2023, NUSA made the following changes to its name, investment objective, management fee, indices and principal investment strategies:
Name was changed to “Nuveen ESG 1-5 Year U.S. Aggregate Bond ETF.”
Management fee was reduced from 0.20% to 0.15%.
Investment objective was changed to reflect that the Fund’s custom index changed to the Bloomberg MSCI 1-5 Year U.S. Aggregate ESG
Select Index.
Base Index was changed to the Bloomberg 1-5 Year U.S. Aggregate Bond Index.
Current principal investment strategies designed to enhance yield were changed, as described in the Fund’s most recent prospectus supplement.

Portfolio Managers’
Comments

Nuveen Enhanced Yield U.S. Aggregate Bond ETF (NUAG)
Nuveen ESG 1-5 Year U.S. Aggregate Bond ETF (NUSA)
(Formerly Nuveen Enhanced Yield 1-5 Year U.S. Aggregate Bond ETF)
Nuveen ESG High Yield Corporate Bond ETF (NUHY)
Nuveen ESG U.S. Aggregate Bond ETF (NUBD)
These Funds feature portfolio management by Teachers Advisors, LLC, an affiliate of Nuveen Fund Advisors, LLC. The portfolio managers are James Tsang, CFA, and Vivian Liu, CFA.
Effective following market close on June 30, 2023, the name of the Nuveen Enhanced Yield 1-5 Year U.S. Aggregate Bond ETF
was changed to the Nuveen ESG 1-5 Year U.S. Aggregate Bond ETF, the custom index changed from the ICE BofA Enhanced Yield
1-5 Year U.S. Broad Bond Index to the Bloomberg MSCI 1-5 Year U.S. Aggregate ESG Select Index, the base index changed from the ICE BofA 1-5 Year U.S. Broad Market Index to the Bloomberg 1-5 Year U.S. Aggregate Bond Index, and the expense ratio was reduced from 0.20% to 0.15%.
Effective March 21, 2023, Lijun (Kevin) Chen retired and no longer serves as a portfolio manager of the Funds. James Tsang, PhD,
CFA, and Vivian Liu, PhD., CFA, continue to serve as portfolio managers of the Funds.
Here the portfolio management team discusses U.S. economic and market conditions, key investment strategies and the performance of the Funds for the twelve-month reporting period ended July 31, 2023. For more information on each Fund’s investment objectives and policies, please refer to each Fund’s prospectus.
What factors affected the U.S. economy and the bond market during the twelve-month annual reporting period ended July
31, 2023?
The U.S. economy performed better than expected despite persistent inflationary pressure and rising interest rates during the twelve-month period ended July 31, 2023. In the second quarter of 2023, the economy grew at an annualized rate of 2.1%, according to the second estimate from the U.S. Bureau of Economic Analysis, compared to 2.0% in the first quarter and in line with
2.1% in 2022 overall. Early in the reporting period, inflation rose sharply because of supply chain disruptions and high food and energy prices, the Russia-Ukraine war and China’s zero-COVID restrictions (eventually lifted in December 2022). During the reporting period, U.S. inflation reached its peak level in August 2022. Since then, price pressures have eased given normalization in supply chains, falling energy prices and aggressive measures by the U.S. Federal Reserve (Fed) and other global central banks to tighten financial conditions and slow demand in their economies. Nevertheless, during the reporting period inflation levels remained much higher than central banks’ target levels.
The Fed raised its target fed funds rate seven times during the reporting period, bringing it to a range of 5.25% to 5.50% as of July
2023. One of the Fed’s rate increases occurred in March 2023, a decision that was closely watched because of the failure of Silicon
Valley Bank and Signature Bank during the same month and uncertainty around the economic impact of these failures. Additionally, in March 2023, Swiss bank UBS agreed to buy Credit Suisse, which was considered to be vulnerable in the current environment.
For much of the reporting period, the Fed’s activity led to significant volatility in bond and stock markets. In addition, it contributed to an increase in the U.S. dollar’s value relative to major world currencies, which acts as a headwind to the profits of international companies and U.S. domestic companies with overseas earnings. Global currency and bond markets were further roiled in
September 2022 by an unpopular fiscal spending proposal in the U.K. but recovered after the plans were abandoned.
During the reporting period, elevated inflation and higher borrowing costs weighed on some segments of the economy, including the real estate market. Consumer spending, however, has remained more resilient than expected, in part because of a still-strong labor market, another key gauge of the economy’s health. As of July 2023, the unemployment rate remained near its pre-pandemic low of 3.5%, although monthly job growth appeared to be slowing. The strong labor market and wage gains helped provide a measure of resilience to the U.S. economy during the reporting period, even as the Fed sought to soften job growth to help curb inflation pressures.

Portfolio Managers’ Comments
(continued)

Nuveen Enhanced Yield U.S. Aggregate Bond ETF (NUAG)
What key strategies were used to manage the Fund during the twelve-month reporting period ended July 31, 2023?
The Fund employs a passive management (or “indexing”) approach, seeking to track the investment results, before fees and expenses, of the ICE BofA Enhanced Yield U.S. Broad Bond Index (the custom index). The custom index is designed to broadly capture the U.S. investment grade taxable fixed income market and uses a rules-based weighting methodology that seeks to enhance yield while maintaining risk at a level comparable to that of the ICE BofA U.S. Broad Market Index (the base index). The custom index selects from the securities included in the base index, which consists of U.S. dollar denominated, investment grade taxable debt securities, including U.S. Treasury notes and bonds, government securities, corporate securities, residential and commercial mortgage-backed securities and asset-backed securities.
The Fund generally invests in a sample of the securities in the custom index whose risk, return and other characteristics resemble the risk, return and other characteristics of the custom index. Under normal market conditions, the Fund invests at least 80% of its assets in component securities of the custom index. To the extent the custom index concentrates (i.e., holds 25% or more of its total assets) in the securities of companies in a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as the custom index. The Fund rebalances its holdings monthly in response to the monthly custom index rebalances. During the reporting period, the Fund remained fully invested within its allocation targets to track the custom index.
How did the Fund perform during the twelve-month reporting period ended July 31, 2023?
The Fund’s total returns at NAV are compared with the performance of the Fund’s custom index, which the Fund is designed to track. The Fund’s total return at NAV was -2.51% for the reporting period while the custom index returned -2.27%. The difference between the Fund’s total return at NAV and that of the custom index is attributable to management fees and other expenses incurred by the Fund that are not incurred by the custom index.
During the reporting period, the custom index outperformed the base index, led primarily by the custom index’s relative underweight to longer-duration Treasuries, which generally underperformed. The custom index’s relative underweight is consistent with its rules-based weighting methodology.
Nuveen ESG 1-5 Year U.S. Aggregate Bond ETF (NUSA) (formerly Nuveen Enhanced Yield 1-5 Year U.S. Aggregate Bond ETF
(NUSA))
What key strategies were used to manage the Fund during the twelve-month reporting period ended July 31, 2023?
The Fund employs a passive management (or “indexing”) approach. The Fund seeks to track the investment results, before fees and expenses, of the Bloomberg MSCI 1-5 Year U.S. Aggregate ESG Select Index. Through market close on June 30, 2023, the Fund sought to track the investment returns, before fees and expenses, of the ICE BofA Enhanced Yield 1-5 Year U.S. Broad Bond Index.
The Bloomberg MSCI 1-5 Year U.S. Aggregate ESG Select Index is designed to increase the Fund’s ESG score and achieve a lower carbon profile relative to the Bloomberg 1-5 Year US Aggregate Bond Index. The index selects from the securities of the Bloomberg
1-5 Year U.S. Aggregate Bond Index, which consists of fixed-rate U.S. investment grade taxable bonds that have a remaining term to final maturity of between one and five years. The Bloomberg 1-5 Year U.S. Aggregate Bond Index includes Treasuries, government-
related and corporate securities, mortgage-backed securities (MBS), asset-backed securities (ABS) and commercial mortgage-
backed securities (CMBS).
The Fund generally invests in a sample of the securities in the Bloomberg MSCI 1-5 Year U.S. Aggregate ESG Select Index whose risk, return and other characteristics resemble the risk, return and other characteristics of the Bloomberg MSCI 1-5 Year U.S.
Aggregate ESG Select Index. Under normal market conditions, the Fund invests at least 80% of its assets in component securities of the Bloomberg MSCI 1-5 Year U.S. Aggregate ESG Select Index. To the extent the Bloomberg MSCI 1-5 Year U.S. Aggregate ESG
Select Index concentrates (i.e., holds 25% or more of its total assets) in the securities of companies in a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as the Bloomberg MSCI 1-5 Year U.S.
Aggregate ESG Select Index. The Fund rebalances its holdings monthly in response to the monthly Bloomberg MSCI 1-5 Year U.S.
Aggregate ESG Select Index rebalances.

How did the Fund perform during the twelve-month reporting period ended July 31, 2023?
The Fund’s total returns at NAV are compared with the NUSA Custom Index, which the Fund is designed to track. For the purposes of this reporting period, the NUSA Custom Index is defined as the linked returns between the ICE BofA Enhanced Yield 1-5 Year
U.S. Broad Bond Index (through market close on June 30, 2023) and the Bloomberg MSCI 1-5 Year U.S. Aggregate ESG Select
Index (following market close on June 30, 2023). For the reporting period, the Fund’s total return at NAV was -0.08% while the
NUSA Custom Index returned -0.01%. The difference between the Fund’s total return at NAV and that of the NUSA Custom Index is attributable to management fees and other expenses incurred by the Fund that are not incurred by the NUSA Custom Index, along with the representative sampling process, which utilizes a subset of index securities in an effort to provide exposure similar to that of the NUSA Custom Index.
From the beginning of the reporting period to June 30, 2023, the NUSA Custom Index performed in line with the ICE BofA 1-5 Year
U.S. Broad Market Index. Through June 30, 2023, the NUSA Custom Index’s overweight to corporate bonds contributed positively to relative returns but was partially offset by a modest overweight to residential mortgage backed securities, which underperformed.
Following the benchmark change after market close on June 30, 2023, the NUSA Custom Index performed in line with the
Bloomberg 1-5 Year U.S. Aggregate Bond Index. There were no material contributors or detractors that differentiated the NUSA
Custom Index from the base index from June 30, 2023, through the end of the reporting period.
Nuveen ESG High Yield Corporate Bond ETF (NUHY)
What key strategies were used to manage the Fund during the twelve-month reporting period ended July 31, 2023?
The Fund employs a passive management (or “indexing”) approach, seeking to track the investment results, before fees and expenses, of the Bloomberg MSCI U.S. High Yield Very Liquid ESG Select Index (the custom index). The custom index is composed of U.S. dollar-denominated below investment grade corporate bonds with above average liquidity that satisfy certain ESG and low-
carbon criteria. The custom index selects from the securities included in the Bloomberg U.S. High Yield Very Liquid Index (the base index), which is designed to broadly capture the U.S. dollar-denominated, high yield, fixed-rate corporate bond market.
The Fund generally invests in a sample of the securities in the custom index whose risk, return and other characteristics resemble the risk, return and other characteristics of the custom index. Under normal market conditions, the Fund invests at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in component securities of the custom index. To the extent the custom index concentrates (i.e., holds 25% or more of its total assets) in the securities of companies in a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as the custom index. The
Fund rebalances its holdings monthly in response to the monthly custom index rebalances. During the reporting period, the Fund remained fully invested within its allocation targets to track the custom index.
How did the Fund perform during the twelve-month reporting period ended July 31, 2023?
The Fund’s total returns at NAV are compared with the performance of the Fund’s custom index, which the Fund is designed to track. For the reporting period, the Fund’s total return at NAV was 2.47% while the custom index returned 2.86%. The difference between the Fund’s total return at NAV and that of the custom index is attributable to management fees and other expenses incurred by the Fund that are not incurred by the custom index, along with the representative sampling process, which utilizes a subset of index securities in an effort to provide exposure similar to that of the custom index.
During the reporting period, the custom index underperformed the base index. Security selection within consumer cyclicals was a leading detractor over the period driven by an underweight in casinos and gaming issuers. The custom index's underweight in this industry is consistent with its ESG selection methodology.
Nuveen ESG U.S. Aggregate Bond ETF (NUBD)
What key strategies were used to manage the Fund during the twelve-month reporting period ended July 31, 2023?
The Fund employs a passive management (or “indexing”) approach, seeking to track the investment results, before fees and expenses, of the Bloomberg MSCI U.S. Aggregate ESG Select Index (the custom index). The custom index is composed of U.S.
investment grade fixed income securities that satisfy certain ESG and low-carbon criteria, including U.S. government securities, debt securities issued by U.S. corporations, residential and commercial mortgage-backed securities, asset-backed securities and U.S.
dollar-denominated debt securities issued by non-U.S. corporations that are publicly offered for sale in the U.S. The custom index

Portfolio Managers’ Comments
(continued)

selects from the securities included in the Bloomberg U.S. Aggregate Bond Index (the base index), which is designed to broadly capture the U.S. investment grade, taxable fixed income market.
The Fund generally invests in a sample of the securities in the custom index whose risk, return and other characteristics resemble the risk, return and other characteristics of the custom index. Under normal market conditions, the Fund invests at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in component securities of the custom index. To the extent the custom index concentrates (i.e., holds 25% or more of its total assets) in the securities of companies in a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as the custom index. The
Fund rebalances its holdings monthly in response to the custom index rebalances. During the reporting period, the Fund remained fully invested within its allocation targets to track the custom index.
How did the Fund perform during the twelve-month reporting period ended July 31, 2023?
The Fund’s total returns at NAV are compared with the performance of the Fund’s custom index, which the Fund is designed to track. For the reporting period, the Fund’s total return at NAV was -3.47% while the custom index returned -3.42%. The difference between the Fund’s total return at NAV and that of the custom index is attributable to the representative sampling process, which utilizes a subset of index securities in an effort to provide exposure similar to that of the custom index, and management fees and other expenses incurred by the Fund that are not incurred by the custom index.
During the reporting period, the custom index performed in line with the base index. Sector allocations were consistent in both the custom index and base index while security selection slightly detracted in corporate bonds and contributed in mortgage-backed securities.
This material is not intended to be a recommendation or investment advice, does not constitute a solicitation to buy, sell or hold a security or an investment strategy, and is not provided in a fiduciary capacity. The information provided does not take into account the specific objectives or circumstances of any particular investor, or suggest any specific course of action. Investment decisions should be made based on an investor’s objectives and circumstances and in consultation with his or her advisors.
Certain statements in this report are forward-looking statements. Discussions of specific investments are for illustration only and are not intended as recommendations of individual investments. The forward-looking statements and other views expressed herein are those of the portfolio managers as of the date of this report. Actual future results or occurrences may differ significantly from those anticipated in any forward-looking statements and the views expressed herein are subject to change at any time, due to numerous market and other factors. The
Funds disclaim any obligation to update publicly or revise any forward-looking statements or views expressed herein.
Each Fund uses credit quality ratings for its portfolio securities provided by Moody’s, S&P and Fitch. For NUAG, if all three of Moody’s, S&P, and Fitch provide a rating for a security, an average of the ratings is used; if two of the three agencies rate a security, an average of the two is used; and if only one rating agency rates a security, that rating is used. For NUSA, NUHY and NUBD, if all three of Moody’s, S&P, and Fitch provide a rating for a security, the middle rating is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-
investment grade ratings. Credit ratings are subject to change. U.S. Treasury, U.S. Agency, and U.S. Agency mortgage-backed securities are included in the U.S. Treasury/Agency category.
Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this section.

Risk Considerations and Dividend
Information

Risk Considerations
Nuveen Enhanced Yield U.S. Aggregate Bond ETF (NUAG)
Investing involves risk; principal loss is possible. This is no guarantee the Fund’s investment objective will be achieved. An exchange-
traded fund seeks to generally track the investment results of an index; however the Fund may underperform, outperform or be more volatile than the referenced index.
Interest rate risk
occurs when interest rates rise causing bond prices to fall.
Credit risk
arises from an issuer’s ability to make interest and principal payments when due, as well as the prices of bonds declining when an issuer’s credit quality is expected to deteriorate. These and other risk considerations are described in detail in the Fund’s prospectus.
Nuveen ESG 1-5 Year U.S. Aggregate Bond ETF (NUSA)
Investing involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. This ETF seeks to generally track the investment results of an index; however the Fund may underperform, outperform or be more volatile than the referenced index. In addition, because the Index selects securities for inclusion based on environmental, social, and
governance (ESG)
criteria, the Fund may forgo some market opportunities available to funds that don’t use these criteria.
Interest
rate risk
is the risk that the value of the Fund’s portfolio will decline because of rising interest rates.
Credit Risk
is the risk that an
issuer of a debt security may be unable or unwilling to make interest and principal payments when due and the related risk that the value of a debt security may decline because of concerns about the issuer’s ability or willingness to make such payments.
This ETF is
concentrated in the financial sector.
Performance of companies in the financial sector may be adversely impacted by many factors, including, among others, government relations, economic conditions, changes in interest rates and decreases liquidity in credit markets. These and other risk considerations are described in detail in the Fund’s prospectus.
Nuveen ESG High Yield Corporate Bond ETF (NUHY)
Investing involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. This
ETF seeks to generally track the investment results of an index; however the Fund may underperform, outperform or be more volatile than the referenced index. In addition, because the Index selects securities for inclusion based on environmental, social,
and governance (ESG)
criteria, the Fund may forgo some market opportunities available to funds that don’t use these criteria.
Investments in below investment grade or
high yield securities
are subject to liquidity risk and heightened credit risk.
Credit risk
arises from an issuer’s ability to make interest and principal payments when due, as well as the prices of bonds declining when an issuer’s credit quality is expected to deteriorate. The Fund is subject to interest rate risk
; as interest rates rise, bond prices fall.
These and other risk considerations, such as call, concentration and income risks, are described in detail in the Fund’s prospectus.
Nuveen ESG U.S. Aggregate Bond ETF (NUBD)
Investing involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. An exchange-traded fund seeks to generally track the investment results of an index; however the Fund may underperform, outperform or be more volatile than the referenced index. Because the Index selects securities for inclusion based on environmental, social,
and governance (ESG)
criteria, the Fund may forgo some market opportunities available to funds that don’t use these criteria.
Interest rate
risk occurs when interest rates rise causing bond prices to fall.
Credit risk
arises from an issuer’s credit quality is
expected to deteriorate. These and other risk considerations are described in detail in the Fund’s prospectus.
Dividend Information
Each Fund seeks to pay monthly dividends out of its net investment income. Monthly distributions are not expected to be a level amount from period-to-period. Each Fund will, over time, pay all its net investment income as dividends to shareholders.
All monthly dividends paid by each Fund during the current reporting period were paid from net investment income. If a portion of the Fund’s monthly distributions is sourced or comprised of elements other than net investment income, including capital gains and/
or a return of capital, shareholders will be notified of those sources. For financial reporting purposes, the per share amounts of each
Fund’s dividends for the reporting period are presented in this report’s Financial Highlights. For income tax purposes, distribution information for NUAG, NUSA, NUHY and NUBD as of their most recent tax year end is presented in Note 6 - Income Tax Information within the Notes to Financial Statements of this report.

About the Funds’ Benchmarks
Bloomberg 1-5 Year U.S. Aggregate Bond Index:
An index designed to measure the performance of the USD-
denominated, fixed-rate U.S. investment grade taxable bonds that have a remaining term to final maturity of between one and five years. The index includes Treasuries, government-related and corporate securities, mortgage-backed securities (MBS), asset-backed securities (ABS) and commercial mortgage-backed securities (CMBS). Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Bloomberg MSCI 1-5 Year U.S. Aggregate ESG Select Index:
A custom index that utilizes certain environmental,
social, and governance (ESG) and low-carbon criteria to select from the securities included in a modified version of the
Bloomberg 1-5 U.S. Aggregate Bond Index, its base index. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Bloomberg MSCI U.S. Aggregate ESG Select Index:
A custom index that utilizes certain environmental, social, and governance (ESG) and low-carbon criteria to select from the securities included in the Bloomberg U.S. Aggregate
Bond Index, its base index. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Bloomberg MSCI U.S. High Yield Very Liquid ESG Select Index:
A custom index that utilizes certain environmental,
social, and governance (ESG) and low-carbon criteria to select from the securities included in the Bloomberg U.S.
High Yield Very Liquid Index, its base index. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Bloomberg U.S. Aggregate Bond Index:
An index designed to measure the performance of the USD-denominated, fixed-rate U.S. investment grade taxable bond market. The index includes Treasuries, government-related and corporate securities, mortgage-backed securities (MBS), asset-backed securities (ABS) and commercial mortgage-
backed securities (CMBS). Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Bloomberg U.S. High Yield Very Liquid Index:
A component of the U.S. Corporate High Yield Bond Index, which is an index designed to measure the performance of the more liquid USD-denominated, fixed-rate high yield corporate bond market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
ICE BofA 1-5 Year U.S. Broad Market Index:
An index designed to measure the performance of USD-denominated, investment grade debt securities that have a remaining term to final maturity of between one and five years. The index includes U.S. Treasury notes and bonds, government securities, corporate securities, residential and commercial mortgage-backed securities (CMBS) and asset-backed securities (ABS). Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
ICE BofA Enhanced Yield 1-5 Year U.S. Broad Bond Index:
A custom index that is based on the ICE BofA 1-5 Year
U.S. Broad Market Index, its base index. The ICE BofA Enhanced Yield 1-5 Year U.S. Broad Bond Index uses a rules-
based methodology that allocates higher weights to securities and sectors that have the potential for higher yields than the base index while seeking to maintain risk and credit quality at levels similar to those of the base index by limiting the amount of deviation between the two indices with respect to sector and category weights, tracking error, duration and turnover. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
ICE BofA Enhanced Yield U.S. Broad Bond Index:
A custom index that is based on the ICE BofA U.S. Broad Market
Index, its base index. The ICE BofA U.S. Enhanced Yield U.S. Broad Bond Index uses a rules-based methodology that allocates higher weights to securities and sectors that have the potential for higher yields than the base index while seeking to maintain risk and credit quality at levels similar to those of the base index by limiting the amount of deviation between the two indices with respect to sector and category weights, tracking error, duration and turnover.
Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

ICE BofA U.S. Broad Market Index:
An index designed to measure the performance of USD-denominated, investment grade debt securities, including U.S. Treasury notes and bonds, government securities, corporate securities, residential and commercial mortgage-backed securities (CMBS) and asset-backed securities (ABS). Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

Fund Performance, Expense Ratios and
Holdings Summaries
The Fund Performance, Expense Ratios and Holdings Summaries for each Fund are shown within this section of the report.
Fund Performance
Performance data shown represents past performance and does not predict or guarantee future results
. Investment returns
and principal value will fluctuate so that when shares are sold, they may be worth more or less than their original cost. Current performance may be higher or lower than the performance shown.
Returns quoted for the Funds reflect management fees and other expenses such as transaction costs incurred by the Funds during the reporting period while the Indexes are unmanaged and therefore returns do not reflect any such fees and expenses. The Funds employ a representative sampling process that utilizes a sub-set of Index securities in an effort to provide exposure similar to that of the Indexes, which can lead the Funds to be overweight (and, in some cases, not invested at all in) certain securities as compared to the Indexes. This process can create tracking error relative to the Indexes.
Total returns for a period of less than one year are not annualized (i.e. cumulative returns). Returns assume reinvestment of dividends and capital gains. Market price returns are based on the closing market price as of the end of the reporting period. For performance current to the most recent month-end visit nuveen.com or call (800) 257-8787.
Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.
Expense Ratios
The expense ratios shown are as of each Fund’s most recent prospectus. The expense ratios shown reflect total operating expenses including management fees and other fees and expenses but do not reflect expected transaction costs. Refer to the
Financial Highlights later in this report for each Fund’s expense ratios as of the end of the reporting period.
Holding Summaries
The Holdings Summaries data relates to the securities held in each Fund's Portfolio of Investments as of the end of this reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change. Refer to the
Fund's Portfolio of Investments for individual security information.
Each Fund uses credit quality ratings for its portfolio securities provided by Moody's, S&P and Fitch. For NUAG, if all three of
Moody's, S&P and Fitch provide a rating for a security, an average of the ratings is used; if two of the three agencies rate a security, an average of the two is used; and if only one rating agency rates a security, that rating is used. For NUSA, NUHY and NUBD, if all three of Moody's, S&P and Fitch provide a rating for a security, the middle rating is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below investment grade ratings. Credit ratings are subject to change. U.S. Treasury, U.S.
Agency, and U.S. Agency mortgaged-backed securities are included in the U.S. Treasury/Agency category.

Nuveen Enhanced Yield U.S. Aggregate Bond ETF (NUAG)
(continued)
Fund Performance, Expense Ratios and Holdings Summaries
July 31, 2023

Refer to the first page of this Fund Performance, Expense Ratios and Holdings Summaries section for further expla-
nation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the ICE BofA Enhanced Yield U.S. Broad Bond Index.
Growth of an Assumed $10,000 Investment as of July 31, 2023
The graphs do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund Shares.
Total Returns as of
July 31, 2023
Average Annual
Expense
Ratios
Inception
Date 1-Year 5-Year
Since
Inception
NUAG at NAV 9/14/16 (2.51)% 0.58% 0.39% 0.20%
NUAG at Market Price 9/14/16 (2.62)% 0.61% 0.41% —
ICE BofA U.S. Broad Market Index — (3.42)% 0.75% 0.46% —
ICE BofA Enhanced Yield U.S. Broad Bond Index — (2.27)% 0.93% 0.75% —

Fund Performance, Expense Ratios and Holdings Summaries
July 31, 2023
(continued)
Holdings Summaries as of July 31, 2023
Fund Allocation
(% of net assets)
Corporate Debt 43 .0%
U.S. Treasury 27 .4%
Securitized 18 .3%
Government Related 9 .8%
Investments Purchased with
Collateral from Securities
Lending 2 .1%
Other Assets & Liabilities, Net ( 0 .6 ) %
Net Assets 100%
Corporate Debt: Industries
(% of total corporate debt holdings)
Financials 42.5%
Utility 31.3%
Industrial 26.2%
Total 100%
Portfolio Credit Quality
(% of total investments)
U.S. Treasury/Agency 10.9%
AAA 36.0%
AA 2.5%
A 13.8%
BBB 34.7%
N/R (not rated) 0.1%
N/A (not applicable) 2.0%
Total 100%

Nuveen ESG 1-5 Year U.S. Aggregate Bond ETF (NUSA)
(continued)
Fund Performance, Expense Ratios and Holdings Summaries
July 31, 2023

Refer to the first page of this Fund Performance, Expense Ratios and Holdings Summaries section for further expla-
nation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the NUSA Custom Index. The NUSA Custom Index is defined as the blended returns of the ICE BofA Enhanced Yield 1-5 Year U.S. Broad Bond Index (through market close on June 30,
2023) and the Bloomberg MSCI 1-5 Year U.S. Aggregate ESG Select Index (from July 1, 2023 through July 31, 2023).
Growth of an Assumed $10,000 Investment as of July 31, 2023
The graphs do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund Shares.
Effective July 1, 2023, the Fund has selected the Bloomberg 1-5 Year U.S. Aggregate Bond Index to replace the ICE
BofA 1-5 Year U.S. Broad Market Index as the Fund’s broad-based securities market index because the Fund’s invest-
ment adviser believes that the Bloomberg 1-5 Year U.S. Aggregate Bond Index better reflects the securities in which the Fund primarily invests as well as the principal investment strategies employed by the Fund.
Total Returns as of
July 31, 2023
Average Annual
Expense
Ratios
Inception
Date 1-Year 5-Year
Since
Inception
NUSA at NAV 3/31/17 (0.08)% 1.33% 1.16% 0.15%
NUSA at Market Price 3/31/17 (0.20)% 1.30% 1.17% —
Bloomberg 1-5 Year U.S. Aggregate Bond Index — (0.53)% 1.10% 0.93% —
ICE BofA 1-5 Year U.S. Broad Market Index — (0.24)% 1.16% 0.99% —
NUSA Custom Index — (0.01)% 1.54% 1.38% —

Fund Performance, Expense Ratios and Holdings Summaries
July 31, 2023
(continued)
Holdings Summaries as of July 31, 2023
Fund Allocation
(% of net assets)
U.S. Treasury 57.5%
Corporate Debt 25.0%
Securitized 9.9%
Government Related 6.1%
Investments Purchased with
Collateral from Securities
Lending 1.2%
Other Assets & Liabilities, Net 0.3%
Net Assets 100%
Corporate Debt: Industries
(% of total corporate debt holdings)
Industrial 45.9%
Financials 45.2%
Utility 8.9%
Total 100%
Portfolio Credit Quality
(% of total investments)
U.S. Treasury/Agency 0.4%
AAA 72.4%
AA 1.3%
A 13.1%
BBB 11.4%
N/R (not rated) 0.2%
N/A (not applicable) 1.2%
Total 100%

Nuveen ESG High Yield Corporate Bond ETF (NUHY)
(continued)
Fund Performance, Expense Ratios and Holdings Summaries
July 31, 2023

Refer to the first page of this Fund Performance, Expense Ratios and Holdings Summaries section for further expla-
nation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the Bloomberg MSCI U.S. High Yield Very Liquid ESG
Select Index.
Growth of an Assumed $10,000 Investment as of July 31, 2023
The graphs do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund Shares.
Total Returns as of
July 31, 2023
Average Annual
Expense
Ratios
Inception
Date 1-Year
Since
Inception
NUHY at NAV 9/25/19 2.47% 0.40% 0.30%
NUHY at Market Price 9/25/19 2.07% 0.45% —
Bloomberg U.S. High Yield Very Liquid Index — 3.72% 1.75% —
Bloomberg MSCI U.S. High Yield Very Liquid ESG Select Index — 2.86% 0.76% —

Fund Performance, Expense Ratios and Holdings Summaries
July 31, 2023
(continued)
Holdings Summaries as of July 31, 2023
Fund Allocation
(% of net assets)
Corporate Debt 97 .4%
Investments Purchased with
Collateral from Securities
Lending 8 .0%
Other Assets & Liabilities, Net ( 5 .4 ) %
Net Assets 100%
Corporate Debt: Industries
(% of total corporate debt holdings)
Industrial 90.5%
Financials 8.3%
Utility 1.2%
Total 100%
Portfolio Credit Quality
(% of total investments)
BB or Lower 92.1%
N/R (not rated) 0.3%
N/A (not applicable) 7.6%
Total 100%

Nuveen ESG U.S. Aggregate Bond ETF (NUBD)
(continued)
Fund Performance, Expense Ratios and Holdings Summaries
July 31, 2023

Refer to the first page of this Fund Performance, Expense Ratios and Holdings Summaries section for further expla-
nation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the Bloomberg MSCI U.S. Aggregate ESG Select Index.
Growth of an Assumed $10,000 Investment as of July 31, 2023
The graphs do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund Shares.
Total Returns as of
July 31, 2023
Average Annual
Expense
Ratios
Inception
Date 1-Year 5-Year
Since
Inception
NUBD at NAV 9/29/17 (3.47)% 0.50% 0.19% 0.15%
NUBD at Market Price 9/29/17 (3.53)% 0.50% 0.21% —
Bloomberg U.S. Aggregate Bond Index — (3.37)% 0.75% 0.43% —
Bloomberg MSCI U.S. Aggregate ESG Select Index — (3.42)% 0.75% 0.44% —

Fund Performance, Expense Ratios and Holdings Summaries
July 31, 2023
(continued)
Holdings Summaries as of July 31, 2023
Fund Allocation
(% of net assets)
U.S. Treasury 39 .6%
Securitized 28 .5%
Corporate Debt 25 .2%
Government Related 5 .3%
Investments Purchased with
Collateral from Securities
Lending 1 .0%
Other Assets & Liabilities, Net 0 .4%
Net Assets 100%
Corporate Debt: Industries
(% of total corporate debt holdings)
Industrial 58.2%
Financials 33.1%
Utility 8.7%
Total 100%
Portfolio Credit Quality
(% of total investments)
U.S. Treasury/Agency 17.3%
AAA 53.8%
AA 2.4%
A 12.9%
BBB 12.1%
BB or Lower 0.1%
N/R (not rated) 0.4%
N/A (not applicable) 1.0%
Total 100%

Yields
as of July 31, 2023

Dividend Rate is the average dividend per share for the current reporting period divided by the offering price per share at period end.
The SEC 30-Day Yield is a standardized measure of a fund’s yield that accounts for the future amortization of premiums or discounts of bonds held in the fund’s portfolio. The SEC 30-Day Yield is computed under an SEC standardized formula and is based on the maximum offer price per share. Dividend Rate may differ from the SEC 30-Day Yield because the fund may be paying out more or less than it is earning and it may not include the effect of amortization of bond premium.
Nuveen Enhanced Yield U.S. Aggregate Bond ETF (NUAG)
Dividend Rate 3 .70%
SEC 30-Day Yield 4 .82%
Nuveen ESG 1-5 Year U.S. Aggregate Bond ETF (NUSA)
Dividend Rate 2 .53%
SEC 30-Day Yield 4 .56%
Nuveen ESG High Yield Corporate Bond ETF (NUHY)
Dividend Rate 6 .06%
SEC 30-Day Yield 7 .83%
Nuveen ESG U.S. Aggregate Bond ETF (NUBD)
Dividend Rate 2 .84%
SEC 30-Day Yield 4 .19%

Expense
Examples
As a shareholder of one or more of the Funds, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other applicable Fund expenses. The
Examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.
The Examples below are based on an investment of $1,000 invested at the beginning of the period and held through the period ended July 31, 2023.
The beginning of the period is February 1, 2023.
The information under “Actual Performance,” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by
$1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period”
to estimate the expenses incurred on your account during this period.
The information under “Hypothetical Performance,” provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the following tables are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transaction costs were included, your costs would have been higher.
Nuveen Enhanced Yield U.S. Aggregate Bond ETF (NUAG)
Actual Performance
Beginning Account Value $ 1,000.00
Ending Account Value $ 994.39
Expenses Incurred During the Period $ 1.04
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $ 1,000.00
Ending Account Value $ 1,023.75
Expenses Incurred During the Period $ 1.05
Expenses are equal to the Fund’s annualized net expense ratio of 0.21% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
Nuveen ESG 1-5 Year U.S. Aggregate Bond ETF (NUSA)
Actual Performance
Beginning Account Value $ 1,000.00
Ending Account Value $ 1,004.39
Expenses Incurred During the Period $ 0.99
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $ 1,000.00
Ending Account Value $ 1,023.80
Expenses Incurred During the Period $ 1.00
Expenses are equal to the Fund’s annualized net expense ratio of 0.20% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Nuveen ESG High Yield Corporate Bond ETF (NUHY)
Actual Performance
Beginning Account Value $ 1,000.00
Ending Account Value $ 1,019.57
Expenses Incurred During the Period $ 1.55
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $ 1,000.00
Ending Account Value $ 1,023.26
Expenses Incurred During the Period $ 1.56
Expenses are equal to the Fund’s annualized net expense ratio of 0.31% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
Nuveen ESG U.S. Aggregate Bond ETF (NUBD)
Actual Performance
Beginning Account Value $ 1,000.00
Ending Account Value $ 990.17
Expenses Incurred During the Period $ 0.79
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $ 1,000.00
Ending Account Value $ 1,024.00
Expenses Incurred During the Period $ 0.80
Expenses are equal to the Fund’s annualized net expense ratio of 0.16% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Report of Independent Registered
Public Accounting Firm
To the Shareholders and Board of Trustees
Nushares ETF Trust:
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of the funds listed in Appendix A (four of the funds comprising Nushares ETF Trust) (the Funds), including the portfolios of investments, as of July 31, 2023, the related statements of operations and changes in net assets for the Funds and periods listed in Appendix A, and the related notes (collectively, the financial statements) and the financial highlights for the Funds and periods listed in
Appendix A. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of July 31, 2023, the results of their operations and changes in their net assets for the
Funds and periods listed in Appendix A, and the financial highlights for the Funds and periods listed in Appendix A, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are
required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of July 31, 2023, by correspondence with custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion
/s/ KPMG LLP
We have served as the auditor of one or more Nuveen investment companies since 2014.
Chicago, Illinois
September 29, 2023

Appendix A
Funds and Periods
For the year ended July 31, 2023 (statements of operations); each of the years in the two-year period ended July 31, 2023 (statements of changes in net assets); each of the years in the five-year period ended July 31, 2023 (financial highlights):
Nuveen Enhanced Yield U.S. Aggregate Bond ETF (NUAG)
Nuveen ESG 1-5 Year U.S. Aggregate Bond ETF (NUSA)
Nuveen ESG U.S. Aggregate Bond ETF (NUBD)
For the year ended July 31, 2023 (statements of operations); each of the years in the two-year period ended July 31, 2023 (statements of changes in net assets); each of the years in the three-year period ended July 31, 2023 and the period September 25, 2019 (commencement of operations) through July 31, 2020 (financial highlights):
Nuveen ESG High Yield Corporate Bond ETF (NUHY)

Nuveen Enhanced Yield U.S. Aggregate Bond
ETF (NUAG)
Portfolio of Investments July 31, 2023
Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
LONG-TERM INVESTMENTS - 98.5%
X 14,202,873 CORPORATE DEBT - 43.0%
X 14,202,873
Financials - 18.3%
$ 10 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 2.875% 8/14/24 BBB $ 9,663
2 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 1.650% 10/29/24 BBB 1,890
8 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 1.750% 10/29/24 BBB 7,564
18 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 1.750% 1/30/26 BBB 16,262
18 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 2.450% 10/29/26 BBB 16,187
5 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.625% 10/15/27 BBB 4,774
1 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.000% 10/29/28 BBB 872
8 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.300% 1/30/32 BBB 6,564
4 Aetna Inc 4.500% 5/15/42 BBB 3,438
20 Aetna Inc 4.750% 3/15/44 BBB 17,614
12 Affiliated Managers Group Inc 3.500% 8/01/25 BBB+ 11,429
10 Affiliated Managers Group Inc 3.300% 6/15/30 BBB+ 8,475
7 Air Lease Corp 0.800% 8/18/24 BBB 6,635
10 Air Lease Corp 3.250% 3/01/25 BBB 9,582
1 Air Lease Corp 1.875% 8/15/26 BBB 896
7 Air Lease Corp 2.200% 1/15/27 BBB 6,273
8 Air Lease Corp 3.625% 4/01/27 BBB 7,461
22 Air Lease Corp 3.250% 10/01/29 BBB 19,254
10 Air Lease Corp 3.000% 2/01/30 BBB 8,449
13 Aircastle Ltd 4.125% 5/01/24 BBB- 12,765
5 Alexandria Real Estate Equities Inc 1.875% 2/01/33 BBB+ 3,677
23 Alexandria Real Estate Equities Inc 3.550% 3/15/52 BBB+ 16,027
50 Allstate Corp/The 5.250% 3/30/33 A- 49,598
20 Ally Financial Inc 7.100% 11/15/27 BBB- 20,350
18 Ally Financial Inc 2.200% 11/02/28 BBB- 14,649
1 Ally Financial Inc 8.000% 11/01/31 BBB- 1,061
100 American Express Co 4.990% 5/01/26 A- 98,838
13 American Homes 4 Rent LP 3.625% 4/15/32 BBB 11,286
20 American International Group Inc 2.500% 6/30/25 BBB+ 18,996
50 American International Group Inc 4.750% 4/01/48 BBB+ 44,954
9 Aon Corp 2.800% 5/15/30 BBB+ 7,793
1 Aon Corp / Aon Global Holdings PLC 2.600% 12/02/31 BBB+ 829
60 Aon Corp / Aon Global Holdings PLC 5.350% 2/28/33 BBB+ 60,562
5 Ares Capital Corp 3.875% 1/15/26 BBB- 4,670
100 Ares Capital Corp 7.000% 1/15/27 BBB- 100,336
17 Assurant Inc 3.700% 2/22/30 BBB 14,578
10 Assurant Inc 2.650% 1/15/32 BBB 7,500
1 Athene Holding Ltd 6.150% 4/03/30 BBB+ 1,014
27 AXIS Specialty Finance PLC 4.000% 12/06/27 BBB+ 25,416
44 Banco Santander SA 2.749% 12/03/30 BBB 34,596
100 Bank of America Corp 5.080% 1/20/27 A+ 98,929
34 Bank of America Corp 4.948% 7/22/28 A+ 33,443
100 Bank of America Corp 4.571% 4/27/33 A+ 94,010
120 Bank of America Corp 5.015% 7/22/33 A+ 117,165
30 Bank of Montreal 5.200% 12/12/24 A 29,829
100 Bank of New York Mellon Corp/The 4.947% 4/26/27 A+ 98,836
6 Bank of Nova Scotia/The 3.450% 4/11/25 A 5,791
57 Bank of Nova Scotia/The 3.625% 10/27/81 BBB- 41,269
11 BankUnited Inc 5.125% 6/11/30 BBB- 8,933
13 Barclays PLC 2.852% 5/07/26 A- 12,265
13 Barclays PLC 5.200% 5/12/26 BBB 12,660
150 Barclays PLC 5.501% 8/09/28 A- 147,582
3 Barclays PLC 5.088% 6/20/30 BBB 2,780
4 Barclays PLC 2.667% 3/10/32 A- 3,184

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Financials (continued)
$ 4 Barclays PLC 2.894% 11/24/32 A- $ 3,186
4 Barclays PLC 3.811% 3/10/42 BBB 2,888
12 BGC Partners Inc 3.750% 10/01/24 BBB- 11,427
6 Blackstone Private Credit Fund (3) 4.700% 3/24/25 BBB- 5,805
24 Blackstone Private Credit Fund 2.625% 12/15/26 BBB- 20,593
16 Blackstone Secured Lending Fund 2.125% 2/15/27 BBB- 13,542
10 Blue Owl Capital Corp 3.750% 7/22/25 BBB- 9,336
28 Blue Owl Capital Corp 4.250% 1/15/26 BBB- 26,244
1 Blue Owl Capital Corp 2.625% 1/15/27 BBB- 863
14 Blue Owl Credit Income Corp 4.700% 2/08/27 BBB- 12,736
15 Boston Properties LP 3.400% 6/21/29 BBB+ 12,906
14 Brighthouse Financial Inc 5.625% 5/15/30 BBB 13,591
11 Brixmor Operating Partnership LP 4.125% 5/15/29 BBB- 9,917
24 Brown & Brown Inc 2.375% 3/15/31 BBB- 19,416
20 Canadian Imperial Bank of Commerce 5.001% 4/28/28 A 19,721
4 Capital One Financial Corp 4.250% 4/30/25 BBB+ 3,880
6 Capital One Financial Corp 1.878% 11/02/27 BBB+ 5,242
4 Capital One Financial Corp 3.800% 1/31/28 BBB+ 3,707
61 Capital One Financial Corp 4.927% 5/10/28 BBB+ 58,620
7 Capital One Financial Corp 3.273% 3/01/30 BBB+ 6,031
46 Capital One Financial Corp 2.359% 7/29/32 BBB 33,375
1 Capital One Financial Corp 5.268% 5/10/33 BBB+ 953
100 Charles Schwab Corp/The 5.643% 5/19/29 A 100,875
36 CI Financial Corp 3.200% 12/17/30 Baa2 27,675
2 Citigroup Inc 3.290% 3/17/26 A- 1,919
20 Citigroup Inc 4.450% 9/29/27 BBB 19,238
1 Citigroup Inc 3.070% 2/24/28 A- 922
100 Citigroup Inc 4.658% 5/24/28 A- 97,550
190 Citigroup Inc 4.910% 5/24/33 A- 183,735
72 Citizens Financial Group Inc 2.500% 2/06/30 BBB+ 57,628
8 CNA Financial Corp 3.900% 5/01/29 BBB+ 7,401
8 CNO Financial Group Inc 5.250% 5/30/29 BBB- 7,682
20 Cooperatieve Rabobank UA 3.750% 7/21/26 BBB+ 18,869
46 Corebridge Financial Inc 3.850% 4/05/29 BBB+ 42,168
3 Corporate Office Properties LP 2.900% 12/01/33 BBB- 2,146
15 Credit Suisse AG/New York NY 3.700% 2/21/25 A 14,416
5 CubeSmart LP 2.250% 12/15/28 BBB 4,237
18 Deutsche Bank AG/New York NY 6.119% 7/14/26 BBB+ 17,916
4 Deutsche Bank AG/New York NY 2.129% 11/24/26 BBB+ 3,624
4 Deutsche Bank AG/New York NY 2.311% 11/16/27 BBB+ 3,514
1 Deutsche Bank AG/New York NY 3.547% 9/18/31 BBB+ 841
8 Digital Realty Trust LP (3) 4.450% 7/15/28 BBB 7,598
7 Discover Financial Services 4.500% 1/30/26 BBB 6,743
18 Discover Financial Services 4.100% 2/09/27 BBB 16,773
1 Elevance Health Inc 2.875% 9/15/29 BBB+ 889
1 Elevance Health Inc 4.100% 5/15/32 BBB+ 931
8 Elevance Health Inc 3.125% 5/15/50 BBB+ 5,561
23 Enstar Group Ltd 3.100% 9/01/31 BBB 17,905
10 EPR Properties 3.750% 8/15/29 BBB- 8,212
53 Equitable Holdings Inc 4.350% 4/20/28 BBB+ 50,292
13 Essex Portfolio LP 2.550% 6/15/31 BBB+ 10,471
11 Extra Space Storage LP 2.400% 10/15/31 Baa2 8,713
12 Extra Space Storage LP 2.350% 3/15/32 BBB+ 9,450
24 Fairfax Financial Holdings Ltd 4.625% 4/29/30 BBB 22,301
11 Federal Realty OP LP 3.500% 6/01/30 BBB+ 9,627
21 Fidelity National Financial Inc 3.400% 6/15/30 BBB 18,437
9 Fifth Third Bancorp 2.375% 1/28/25 BBB+ 8,534
2 Fifth Third Bancorp 1.707% 11/01/27 BBB+ 1,730
3 Fifth Third Bancorp 3.950% 3/14/28 BBB+ 2,787
30 Fifth Third Bancorp 6.361% 10/27/28 BBB+ 30,462

Nuveen Enhanced Yield U.S. Aggregate Bond ETF (NUAG)
(continued)
Portfolio of Investments
July 31, 2023

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Financials (continued)
$ 21 First American Financial Corp 2.400% 8/15/31 BBB $ 15,978
26 FS KKR Capital Corp 1.650% 10/12/24 BBB- 24,376
11 FS KKR Capital Corp 3.250% 7/15/27 BBB- 9,535
16 GATX Corp 4.550% 11/07/28 BBB 15,262
10 Goldman Sachs BDC Inc (3) 2.875% 1/15/26 BBB- 9,247
100 Goldman Sachs Group Inc/The 5.700% 11/01/24 A- 99,877
6 Goldman Sachs Group Inc/The 1.948% 10/21/27 A- 5,352
100 Goldman Sachs Group Inc/The 4.482% 8/23/28 A- 96,774
4 Goldman Sachs Group Inc/The 2.615% 4/22/32 A- 3,281
6 Goldman Sachs Group Inc/The 2.383% 7/21/32 A- 4,794
1 Goldman Sachs Group Inc/The 6.450% 5/01/36 BBB 1,049
13 Golub Capital BDC Inc 2.050% 2/15/27 BBB- 10,927
12 Hartford Financial Services Group Inc/The 2.800% 8/19/29 BBB+ 10,543
5 Healthcare Realty Holdings LP 3.100% 2/15/30 BBB 4,285
11 Healthpeak OP LLC 2.875% 1/15/31 BBB+ 9,294
10 Hercules Capital Inc 3.375% 1/20/27 BBB- 8,796
5 Highwoods Realty LP 3.050% 2/15/30 BBB 3,908
11 Host Hotels & Resorts LP 3.500% 9/15/30 BBB- 9,344
130 HSBC Holdings PLC 6.161% 3/09/29 A 131,720
96 HSBC Holdings PLC 6.800% 6/01/38 BBB+ 98,011
10 Hudson Pacific Properties LP 4.650% 4/01/29 BBB- 7,829
28 Humana Inc 2.150% 2/03/32 BBB 22,027
15 Huntington Bancshares Inc/OH 4.000% 5/15/25 BBB+ 14,448
12 Huntington Bancshares Inc/OH 2.550% 2/04/30 BBB+ 9,872
11 Invitation Homes Operating Partnership LP 2.300% 11/15/28 BBB 9,364
28 Jackson Financial Inc (3) 5.170% 6/08/27 BBB 27,234
12 Janus Henderson US Holdings Inc 4.875% 8/01/25 BBB+ 11,769
9 Jefferies Financial Group Inc 4.150% 1/23/30 BBB 8,205
100 JPMorgan Chase & Co 2.595% 2/24/26 A+ 95,463
6 JPMorgan Chase & Co 1.470% 9/22/27 A+ 5,312
10 JPMorgan Chase & Co 2.069% 6/01/29 A+ 8,621
4 JPMorgan Chase & Co 3.702% 5/06/30 A+ 3,678
6 JPMorgan Chase & Co 2.545% 11/08/32 A+ 4,930
12 JPMorgan Chase & Co 4.912% 7/25/33 A+ 11,726
170 JPMorgan Chase & Co (3) 5.717% 9/14/33 A- 172,617
22 Kemper Corp 3.800% 2/23/32 BBB- 18,076
67 KeyCorp 2.550% 10/01/29 BBB+ 53,943
5 Kilroy Realty LP 2.650% 11/15/33 BBB 3,425
2 Kimco Realty OP LLC 2.250% 12/01/31 BBB+ 1,566
12 Kimco Realty OP LLC 4.250% 4/01/45 BBB+ 9,224
31 Lazard Group LLC 4.500% 9/19/28 BBB 29,365
16 Lincoln National Corp (3) 3.625% 12/12/26 BBB+ 14,957
13 Lloyds Banking Group PLC 4.716% 8/11/26 A- 12,729
13 LXP Industrial Trust 2.375% 10/01/31 BBB 9,862
21 Main Street Capital Corp 3.000% 7/14/26 BBB- 18,764
9 Manulife Financial Corp 4.061% 2/24/32 BBB+ 8,437
12 Markel Group Inc 3.350% 9/17/29 BBB 10,814
100 MetLife Inc 5.375% 7/15/33 A- 101,048
20 Mitsubishi UFJ Financial Group Inc 5.017% 7/20/28 A 19,613
3 Morgan Stanley 4.350% 9/08/26 BBB+ 2,899
2 Morgan Stanley 3.950% 4/23/27 BBB+ 1,903
100 Morgan Stanley 6.296% 10/18/28 A 103,472
150 Morgan Stanley 3.622% 4/01/31 A 134,813
1 Morgan Stanley 4.889% 7/20/33 A 963
100 Morgan Stanley 5.424% 7/21/34 A 99,921
1 Morgan Stanley 2.484% 9/16/36 BBB+ 767
10 Nasdaq Inc 3.850% 6/30/26 BBB 9,657
100 Nasdaq Inc 5.550% 2/15/34 BBB 100,899
23 NatWest Group PLC 3.754% 11/01/29 BBB 21,840
17 NatWest Group PLC 5.076% 1/27/30 A- 16,257

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Financials (continued)
$ 3 NNN REIT Inc 2.500% 4/15/30 BBB+ $ 2,490
1 NNN REIT Inc 3.000% 4/15/52 BBB+ 623
4 Nomura Holdings Inc 1.851% 7/16/25 BBB+ 3,689
3 Nomura Holdings Inc 5.386% 7/06/27 BBB+ 2,955
4 Nomura Holdings Inc 2.710% 1/22/29 BBB+ 3,403
2 Nomura Holdings Inc 3.103% 1/16/30 BBB+ 1,703
1 Nomura Holdings Inc 2.679% 7/16/30 BBB+ 814
10 Oaktree Specialty Lending Corp (3) 2.700% 1/15/27 BBB- 8,799
7 Old Republic International Corp 3.875% 8/26/26 BBB+ 6,614
13 Omega Healthcare Investors Inc 3.625% 10/01/29 BBB- 10,871
10 ORIX Corp 4.000% 4/13/32 A- 9,196
13 Piedmont Operating Partnership LP 2.750% 4/01/32 BBB 8,863
100 PNC Financial Services Group Inc/The 5.354% 12/02/28 A- 99,413
23 Prospect Capital Corp 3.437% 10/15/28 BBB- 18,175
8 Prudential Financial Inc 5.375% 5/15/45 BBB+ 7,881
7 Prudential Financial Inc 5.700% 9/15/48 BBB+ 6,724
1 Prudential Financial Inc 3.700% 10/01/50 BBB+ 854
8 Radian Group Inc 6.625% 3/15/25 Baa3 7,983
2 Regency Centers LP 2.950% 9/15/29 BBB+ 1,720
7 Regency Centers LP 4.400% 2/01/47 BBB+ 5,601
34 Regions Financial Corp 1.800% 8/12/28 BBB+ 28,358
8 Reinsurance Group of America Inc 4.700% 9/15/23 BBB+ 7,983
10 Reinsurance Group of America Inc 3.150% 6/15/30 BBB+ 8,583
100 Reinsurance Group of America Inc 6.000% 9/15/33 A- 101,178
13 Rexford Industrial Realty LP 2.150% 9/01/31 BBB+ 10,096
100 Royal Bank of Canada 4.875% 1/12/26 A+ 99,253
100 Royal Bank of Canada 5.200% 8/01/28 A+ 99,846
10 Sabra Health Care LP 3.200% 12/01/31 BBB- 7,623
7 Santander Holdings USA Inc 3.244% 10/05/26 BBB 6,417
1 Santander Holdings USA Inc 2.490% 1/06/28 BBB 869
32 Santander UK Group Holdings PLC 1.532% 8/21/26 BBB+ 28,782
20 Sixth Street Specialty Lending Inc 3.875% 11/01/24 BBB- 19,410
13 Spirit Realty LP 2.100% 3/15/28 BBB 11,081
100 State Street Corp 5.159% 5/18/34 A+ 98,188
12 Stifel Financial Corp 4.000% 5/15/30 BBB 10,332
12 STORE Capital Corp 2.700% 12/01/31 BBB- 8,405
200 Sumitomo Mitsui Financial Group Inc 5.520% 1/13/28 A 201,306
2 Sun Communities Operating LP 2.300% 11/01/28 BBB- 1,682
6 Sun Communities Operating LP 4.200% 4/15/32 BBB- 5,281
6 Synchrony Financial 4.875% 6/13/25 BBB- 5,797
56 Synchrony Financial 3.700% 8/04/26 BBB- 51,282
39 Synchrony Financial 3.950% 12/01/27 BBB- 34,804
100 Toronto-Dominion Bank/The 5.156% 1/10/28 A 99,588
15 UDR Inc 3.000% 8/15/31 BBB+ 12,688
17 Unum Group 3.875% 11/05/25 BBB- 16,211
12 Ventas Realty LP 2.500% 9/01/31 BBB+ 9,507
9 Wells Fargo & Co 3.908% 4/25/26 A 8,710
1 Wells Fargo & Co 3.526% 3/24/28 A 935
150 Wells Fargo & Co 4.808% 7/25/28 A 146,271
100 Wells Fargo & Co 5.389% 4/24/34 A 99,214
100 Wells Fargo & Co 5.557% 7/25/34 A 100,394
16 Welltower OP LLC 2.800% 6/01/31 BBB+ 13,251
6 Welltower OP LLC 3.850% 6/15/32 BBB+ 5,325
117 Westpac Banking Corp 2.668% 11/15/35 BBB+ 90,171
14 Willis North America Inc 4.500% 9/15/28 BBB 13,380
11 WP Carey Inc 2.450% 2/01/32 BBB+ 8,654
Total Financials 6,033,092

Nuveen Enhanced Yield U.S. Aggregate Bond ETF (NUAG)
(continued)
Portfolio of Investments
July 31, 2023

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Industrial - 11.2%
$ 9 AbbVie Inc 3.200% 11/21/29 BBB+ $ 8,152
15 AbbVie Inc 4.050% 11/21/39 BBB+ 13,060
16 AbbVie Inc 4.625% 10/01/42 BBB+ 14,519
12 Advance Auto Parts Inc 3.500% 3/15/32 BBB- 9,774
9 Agilent Technologies Inc 2.750% 9/15/29 BBB+ 7,833
10 Allegion plc 3.500% 10/01/29 BBB 8,961
3 Altria Group Inc 5.800% 2/14/39 BBB+ 2,952
1 Altria Group Inc 3.875% 9/16/46 BBB+ 714
10 Amcor Flexibles North America Inc 2.690% 5/25/31 BBB 8,192
9 American Airlines 2016-2 Class AA Pass Through Trust 3.200% 6/15/28 A 8,154
29 American Tower Corp 2.100% 6/15/30 BBB 23,424
1 American Tower Corp 4.050% 3/15/32 BBB 904
9 AmerisourceBergen Corp 2.700% 3/15/31 BBB+ 7,660
1 Amgen Inc 2.300% 2/25/31 BBB+ 830
88 Amgen Inc 3.150% 2/21/40 BBB+ 66,771
6 Amgen Inc 5.150% 11/15/41 BBB+ 5,733
1 Amgen Inc 3.000% 1/15/52 BBB+ 662
1 Amgen Inc 4.200% 2/22/52 BBB+ 818
11 Amphenol Corp 2.200% 9/15/31 BBB+ 8,955
3 Aptiv PLC 3.100% 12/01/51 BBB 1,884
3 Aptiv PLC / Aptiv Corp 3.250% 3/01/32 BBB 2,568
10 ArcelorMittal SA (3) 4.250% 7/16/29 BBB- 9,531
9 AT&T Inc 2.750% 6/01/31 BBB 7,472
100 AT&T Inc 5.400% 2/15/34 BBB 98,380
67 AT&T Inc 4.850% 3/01/39 BBB 60,514
30 AT&T Inc 3.500% 6/01/41 BBB 22,337
14 Autodesk Inc 2.400% 12/15/31 BBB+ 11,478
11 AutoNation Inc 3.850% 3/01/32 BBB- 9,328
13 AutoZone Inc 4.000% 4/15/30 BBB 12,067
11 Avery Dennison Corp 2.250% 2/15/32 BBB 8,582
11 Barrick North America Finance LLC 5.700% 5/30/41 BBB+ 11,111
1 BAT Capital Corp 4.742% 3/16/32 BBB+ 907
8 BAT Capital Corp 4.390% 8/15/37 BBB+ 6,322
100 BAT Capital Corp 7.079% 8/02/43 BBB+ 100,000
12 Becton Dickinson & Co 1.957% 2/11/31 BBB 9,715
13 Becton Dickinson & Co 4.685% 12/15/44 BBB 11,885
12 Bell Telephone Co of Canada or Bell Canada/The 3.650% 8/15/52 BBB+ 8,872
10 Best Buy Co Inc 1.950% 10/01/30 BBB+ 8,086
14 Biogen Inc 5.200% 9/15/45 BBB+ 13,837
10 Block Financial LLC 2.500% 7/15/28 BBB- 8,502
14 Boardwalk Pipelines LP 3.600% 9/01/32 BBB 11,939
45 Boeing Co/The 5.705% 5/01/40 BBB- 44,979
8 BorgWarner Inc 4.375% 3/15/45 BBB+ 6,372
7 Boston Scientific Corp 4.550% 3/01/39 BBB+ 6,469
12 BP Capital Markets PLC 4.875% N/A (4) BBB+ 11,157
11 Broadcom Inc, 144A 4.000% 4/15/29 BBB- 10,192
74 Broadcom Inc, 144A 3.187% 11/15/36 BBB- 55,955
17 Broadridge Financial Solutions Inc 2.600% 5/01/31 BBB 14,010
6 Brunswick Corp/DE 4.400% 9/15/32 BBB 5,235
10 Bunge Ltd Finance Corp 3.750% 9/25/27 BBB 9,441
21 Campbell Soup Co (3) 2.375% 4/24/30 BBB 17,619
1 Canadian Natural Resources Ltd 2.950% 7/15/30 BBB 860
5 Canadian Natural Resources Ltd 5.850% 2/01/35 BBB 4,905
2 Canadian Natural Resources Ltd 6.750% 2/01/39 BBB 2,086
8 Canadian Pacific Railway Co 2.450% 12/02/31 BBB+ 6,998
3 Canadian Pacific Railway Co 4.800% 8/01/45 BBB+ 2,759
14 Canadian Pacific Railway Co 4.700% 5/01/48 BBB+ 12,603
10 Cardinal Health Inc 4.500% 11/15/44 BBB 8,064
14 Carlisle Cos Inc 2.200% 3/01/32 BBB 11,075
5 Carrier Global Corp 2.722% 2/15/30 BBB- 4,314

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Industrial (continued)
$ 6 Carrier Global Corp 3.577% 4/05/50 BBB- $ 4,451
10 CDW LLC / CDW Finance Corp 3.276% 12/01/28 BBB- 8,732
20 Celanese US Holdings LLC (3) 6.379% 7/15/32 BBB- 20,231
11 Cenovus Energy Inc 5.250% 6/15/37 BBB- 10,186
20 CF Industries Inc 5.375% 3/15/44 BBB 18,171
8 Charter Communications Operating LLC / Charter
Communications Operating Capital
5.375% 4/01/38 BBB- 6,876
1 Charter Communications Operating LLC / Charter
Communications Operating Capital
3.500% 3/01/42 BBB- 665
64 Charter Communications Operating LLC / Charter
Communications Operating Capital
5.375% 5/01/47 BBB- 52,291
1 Charter Communications Operating LLC / Charter
Communications Operating Capital
5.250% 4/01/53 BBB- 810
2 Choice Hotels International Inc 3.700% 1/15/31 BBB- 1,728
10 Church & Dwight Co Inc 2.300% 12/15/31 BBB+ 8,192
33 Cigna Group/The 4.900% 12/15/48 BBB+ 30,449
5 Clorox Co/The (3) 4.400% 5/01/29 BBB+ 4,875
10 CNH Industrial NV 3.850% 11/15/27 BBB 9,458
13 Conagra Brands Inc 4.850% 11/01/28 BBB- 12,695
11 Conagra Brands Inc 5.300% 11/01/38 BBB- 10,390
6 Constellation Brands Inc 4.750% 5/09/32 BBB- 5,802
10 Constellation Brands Inc 5.250% 11/15/48 BBB- 9,505
10 Corning Inc 3.900% 11/15/49 BBB+ 7,395
26 Crown Castle Inc 2.500% 7/15/31 BBB 21,203
4 CSX Corp 2.400% 2/15/30 BBB+ 3,450
1 CSX Corp 4.100% 11/15/32 BBB+ 947
1 CSX Corp 3.800% 4/15/50 BBB+ 795
49 CVS Health Corp 4.875% 7/20/35 BBB 46,550
18 CVS Health Corp 4.780% 3/25/38 BBB 16,609
9 Dell International LLC / EMC Corp 6.200% 7/15/30 BBB 9,346
7 Dell International LLC / EMC Corp 8.350% 7/15/46 BBB 8,781
2 Dell International LLC / EMC Corp, 144A 3.450% 12/15/51 BBB 1,339
6 Deutsche Telekom International Finance BV 8.750% 6/15/30 BBB+ 7,101
9 Devon Energy Corp 5.600% 7/15/41 BBB 8,558
5 Diamondback Energy Inc 3.125% 3/24/31 BBB 4,338
6 Diamondback Energy Inc 4.250% 3/15/52 BBB 4,660
10 Dick's Sporting Goods Inc 3.150% 1/15/32 BBB- 8,126
31 Discovery Communications LLC 4.000% 9/15/55 BBB- 20,549
5 Dollar General Corp 3.875% 4/15/27 BBB 4,795
7 Dollar General Corp 4.125% 4/03/50 BBB 5,368
11 Dollar Tree Inc 3.375% 12/01/51 BBB 7,366
10 Dover Corp 2.950% 11/04/29 BBB+ 8,814
2 Dow Chemical Co/The 4.250% 10/01/34 BBB+ 1,813
8 Dow Chemical Co/The 5.250% 11/15/41 BBB+ 7,632
15 DuPont de Nemours Inc 5.319% 11/15/38 BBB+ 14,869
6 Eastman Chemical Co 4.800% 9/01/42 BBB 5,182
14 eBay Inc 2.600% 5/10/31 BBB+ 11,707
22 Energy Transfer LP 5.800% 6/15/38 BBB- 21,112
22 Energy Transfer LP 5.000% 5/15/44 BBB- 18,346
3 Enterprise Products Operating LLC 5.750% 3/01/35 BBB+ 2,979
32 Enterprise Products Operating LLC 4.250% 2/15/48 BBB+ 26,874
1 Enterprise Products Operating LLC 3.300% 2/15/53 BBB+ 707
10 Enterprise Products Operating LLC 3.950% 1/31/60 BBB+ 7,631
10 EQT Corp 5.700% 4/01/28 BBB- 10,001
7 Equifax Inc 2.600% 12/15/25 BBB 6,541
10 Equifax Inc 5.100% 12/15/27 BBB 9,922
22 Equifax Inc 2.350% 9/15/31 BBB 17,391
3 Equinix Inc 2.500% 5/15/31 BBB 2,447
17 Equinix Inc 3.900% 4/15/32 BBB 15,295
4 Expedia Group Inc 3.250% 2/15/30 BBB- 3,519

Nuveen Enhanced Yield U.S. Aggregate Bond ETF (NUAG)
(continued)
Portfolio of Investments
July 31, 2023

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Industrial (continued)
$ 3 Expedia Group Inc 2.950% 3/15/31 BBB- $ 2,529
10 FactSet Research Systems Inc 3.450% 3/01/32 BBB- 8,589
7 FedEx Corp 3.100% 8/05/29 BBB 6,302
6 FedEx Corp 3.900% 2/01/35 BBB 5,291
14 FedEx Corp 4.050% 2/15/48 BBB 11,224
11 Fidelity National Information Services Inc 1.650% 3/01/28 BBB 9,418
50 Fidelity National Information Services Inc (3) 2.250% 3/01/31 BBB 40,809
54 Fiserv Inc 2.750% 7/01/24 BBB 52,481
7 Fiserv Inc 2.250% 6/01/27 BBB 6,296
13 Flowserve Corp 2.800% 1/15/32 BBB- 10,397
11 Fortune Brands Innovations Inc 3.250% 9/15/29 BBB 9,732
19 Fox Corp 3.500% 4/08/30 BBB 17,054
11 Freeport-McMoRan Inc 4.250% 3/01/30 BBB- 10,144
7 GE Capital Funding LLC 4.550% 5/15/32 BBB+ 6,754
1 General Electric Co 4.350% 5/01/50 BBB+ 854
12 General Mills Inc 4.550% 4/17/38 BBB 10,780
2 General Motors Co 6.600% 4/01/36 BBB 2,072
8 General Motors Financial Co Inc 4.300% 4/06/29 BBB 7,440
10 General Motors Financial Co Inc 3.100% 1/12/32 BBB 8,173
12 Genuine Parts Co 2.750% 2/01/32 BBB+ 9,862
17 Gilead Sciences Inc 4.000% 9/01/36 BBB+ 15,237
9 Gilead Sciences Inc 4.750% 3/01/46 BBB+ 8,434
1 Global Payments Inc 1.500% 11/15/24 BBB- 945
6 Global Payments Inc 4.950% 8/15/27 BBB- 5,881
6 Global Payments Inc 4.450% 6/01/28 BBB- 5,684
5 Global Payments Inc 2.900% 5/15/30 BBB- 4,244
1 Global Payments Inc 2.900% 11/15/31 BBB- 823
7 GLP Capital LP / GLP Financing II Inc 5.300% 1/15/29 BBB- 6,679
9 Halliburton Co 4.500% 11/15/41 BBB+ 7,707
8 Halliburton Co 4.750% 8/01/43 BBB+ 7,047
10 Hasbro Inc 3.900% 11/19/29 BBB 9,100
8 HCA Inc 4.125% 6/15/29 BBB- 7,422
20 HCA Inc, 144A 4.375% 3/15/42 BBB- 16,376
10 HCA Inc 3.500% 7/15/51 BBB- 6,872
4 Hewlett Packard Enterprise Co 6.200% 10/15/35 BBB 4,205
6 HP Inc 4.750% 1/15/28 BBB 5,902
6 HP Inc 3.400% 6/17/30 BBB 5,254
16 HP Inc 4.200% 4/15/32 BBB 14,434
6 HP Inc (3) 6.000% 9/15/41 BBB 6,096
10 Huntington Ingalls Industries Inc 2.043% 8/16/28 BBB- 8,469
10 Huntsman International LLC 2.950% 6/15/31 BBB- 8,058
10 IDEX Corp 2.625% 6/15/31 BBB 8,331
12 Ingredion Inc 2.900% 6/01/30 BBB 10,341
8 International Paper Co 4.800% 6/15/44 BBB 7,031
7 International Paper Co 4.400% 8/15/47 BBB 5,806
6 J M Smucker Co/The 2.125% 3/15/32 BBB 4,787
16 J M Smucker Co/The 4.250% 3/15/35 BBB 14,449
6 Jabil Inc 3.600% 1/15/30 BBB- 5,400
12 Johnson Controls International plc 4.950% 7/02/64 BBB+ 10,588
14 Kellogg Co 2.100% 6/01/30 BBB 11,598
15 Keurig Dr Pepper Inc 3.200% 5/01/30 BBB+ 13,381
13 Keurig Dr Pepper Inc 4.500% 4/15/52 BBB+ 11,382
1 Kinder Morgan Energy Partners LP 6.375% 3/01/41 BBB 1,008
10 Kinder Morgan Inc 2.000% 2/15/31 BBB 7,965
1 Kinder Morgan Inc 3.600% 2/15/51 BBB 697
6 Kraft Heinz Foods Co 4.250% 3/01/31 BBB 5,677
24 Kraft Heinz Foods Co 5.500% 6/01/50 BBB 23,795
3 Kroger Co/The 2.200% 5/01/30 BBB+ 2,486
1 Kroger Co/The 1.700% 1/15/31 BBB+ 784
4 Kroger Co/The 5.400% 1/15/49 BBB+ 3,954

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Industrial (continued)
$ 5 L3Harris Technologies Inc 2.900% 12/15/29 BBB $ 4,350
8 L3Harris Technologies Inc 1.800% 1/15/31 BBB 6,352
10 Laboratory Corp of America Holdings 2.700% 6/01/31 BBB 8,408
2 Lear Corp 3.500% 5/30/30 BBB 1,769
10 Lear Corp 2.600% 1/15/32 BBB 7,851
2 Leggett & Platt Inc 3.500% 11/15/51 BBB 1,423
15 Leidos Inc 2.300% 2/15/31 BBB- 12,004
10 Lennar Corp 4.750% 11/29/27 BBB 9,739
10 Lowe's Cos Inc 4.500% 4/15/30 BBB+ 9,683
9 Lowe's Cos Inc 4.050% 5/03/47 BBB+ 7,219
1 Lowe's Cos Inc 4.250% 4/01/52 BBB+ 809
19 LYB International Finance BV 5.250% 7/15/43 BBB 17,239
13 Magellan Midstream Partners LP 5.150% 10/15/43 BBB+ 11,229
11 Marathon Petroleum Corp 6.500% 3/01/41 BBB 11,390
3 Marriott International Inc/MD 4.650% 12/01/28 BBB 2,912
5 Marriott International Inc/MD 4.500% 10/01/34 BBB 4,386
6 Martin Marietta Materials Inc 2.500% 3/15/30 BBB 5,070
3 Martin Marietta Materials Inc 2.400% 7/15/31 BBB 2,451
1 Martin Marietta Materials Inc 3.200% 7/15/51 BBB 690
17 Marvell Technology Inc 4.875% 6/22/28 BBB- 16,506
24 Masco Corp 2.000% 2/15/31 BBB 19,077
20 Mastercard Inc 4.875% 3/09/28 AA- 20,210
13 McCormick & Co Inc/MD 1.850% 2/15/31 BBB 10,277
25 McDonald's Corp 4.700% 12/09/35 BBB+ 24,182
13 MDC Holdings Inc 3.966% 8/06/61 BBB- 7,841
12 Micron Technology Inc 5.327% 2/06/29 BBB- 11,863
8 Molson Coors Beverage Co 4.200% 7/15/46 BBB- 6,569
6 Mondelez International Inc 3.000% 3/17/32 BBB+ 5,194
5 Mondelez International Inc (3) 1.875% 10/15/32 BBB+ 3,891
7 Moody's Corp 3.250% 1/15/28 BBB+ 6,533
45 Moody's Corp 2.000% 8/19/31 BBB+ 36,410
1 Mosaic Co/The 5.450% 11/15/33 BBB 986
4 Motorola Solutions Inc 2.300% 11/15/30 BBB- 3,217
11 Motorola Solutions Inc 2.750% 5/24/31 BBB- 9,008
42 MPLX LP 4.500% 4/15/38 BBB 36,201
5 Mylan Inc 4.550% 4/15/28 BBB- 4,734
31 National Fuel Gas Co 5.500% 1/15/26 BBB- 30,604
7 National Fuel Gas Co 2.950% 3/01/31 BBB- 5,707
13 NetApp Inc 2.700% 6/22/30 BBB+ 10,961
16 Netflix Inc 5.875% 11/15/28 BBB- 16,484
20 Newmont Corp 5.875% 4/01/35 BBB+ 20,374
6 Norfolk Southern Corp 3.000% 3/15/32 BBB+ 5,160
11 Norfolk Southern Corp 4.800% 8/15/43 BBB+ 9,576
8 Norfolk Southern Corp 3.700% 3/15/53 BBB+ 6,140
9 Northrop Grumman Corp 4.400% 5/01/30 BBB+ 8,734
12 Nutrien Ltd 5.625% 12/01/40 BBB 11,650
13 NXP BV / NXP Funding LLC 5.550% 12/01/28 BBB 13,150
6 NXP BV / NXP Funding LLC / NXP USA Inc 2.500% 5/11/31 BBB 4,902
8 NXP BV / NXP Funding LLC / NXP USA Inc 2.650% 2/15/32 BBB 6,496
6 NXP BV / NXP Funding LLC / NXP USA Inc (3) 3.250% 11/30/51 BBB 3,989
17 Omnicom Group Inc 4.200% 6/01/30 BBB+ 15,866
19 ONEOK Partners LP 6.125% 2/01/41 BBB 18,736
20 Oracle Corp 2.875% 3/25/31 BBB 17,005
27 Oracle Corp 3.800% 11/15/37 BBB 21,928
76 Oracle Corp 3.650% 3/25/41 BBB 58,605
14 Orange SA 5.375% 1/13/42 BBB+ 13,828
12 O'Reilly Automotive Inc 4.350% 6/01/28 BBB+ 11,693
4 Owens Corning 4.300% 7/15/47 BBB 3,276
3 Packaging Corp of America 3.050% 10/01/51 BBB 1,971
8 Paramount Global 4.950% 1/15/31 BBB 7,163

Nuveen Enhanced Yield U.S. Aggregate Bond ETF (NUAG)
(continued)
Portfolio of Investments
July 31, 2023

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Industrial (continued)
$ 24 Paramount Global 4.900% 8/15/44 BBB $ 17,390
14 Parker-Hannifin Corp 4.450% 11/21/44 BBB+ 12,296
6 Phillips 66 4.650% 11/15/34 BBB+ 5,705
5 Phillips 66 5.875% 5/01/42 BBB+ 5,185
16 Phillips 66 3.300% 3/15/52 BBB+ 11,038
5 Phillips 66 Co 3.150% 12/15/29 BBB+ 4,423
10 Pioneer Natural Resources Co 5.100% 3/29/26 BBB+ 9,966
13 Plains All American Pipeline LP / PAA Finance Corp 3.800% 9/15/30 BBB- 11,644
3 PulteGroup Inc 5.000% 1/15/27 BBB 2,958
30 Quanta Services Inc 2.350% 1/15/32 BBB- 23,762
11 Quest Diagnostics Inc 2.800% 6/30/31 BBB 9,444
3 Raytheon Technologies Corp 1.900% 9/01/31 BBB+ 2,370
20 Raytheon Technologies Corp 4.625% 11/16/48 BBB+ 18,085
1 Raytheon Technologies Corp 3.030% 3/15/52 BBB+ 681
14 Regeneron Pharmaceuticals Inc 1.750% 9/15/30 BBB+ 11,195
9 RELX Capital Inc 3.000% 5/22/30 BBB+ 7,984
9 Republic Services Inc 3.950% 5/15/28 BBB+ 8,657
5 Republic Services Inc 1.750% 2/15/32 BBB+ 3,906
13 Revvity Inc 2.550% 3/15/31 BBB 10,679
23 Rogers Communications Inc 5.000% 3/15/44 BBB- 20,091
1 Rogers Communications Inc 4.550% 3/15/52 BBB- 792
1 Roper Technologies Inc 2.950% 9/15/29 BBB+ 894
10 Roper Technologies Inc 2.000% 6/30/30 BBB+ 8,212
18 Royalty Pharma PLC 2.150% 9/02/31 BBB- 14,076
14 RPM International Inc 4.250% 1/15/48 BBB- 10,607
10 Sabine Pass Liquefaction LLC 4.200% 3/15/28 BBB 9,512
13 Sands China Ltd 5.900% 8/08/28 BBB- 12,663
6 Sherwin-Williams Co/The 2.200% 3/15/32 BBB 4,829
10 Sherwin-Williams Co/The 4.000% 12/15/42 BBB 8,091
11 Sonoco Products Co 2.850% 2/01/32 BBB 9,141
7 Southern Copper Corp 5.250% 11/08/42 BBB+ 6,666
8 Southwest Airlines Co 3.450% 11/16/27 BBB+ 7,399
30 Spectra Energy Partners LP 4.500% 3/15/45 BBB+ 24,920
9 Starbucks Corp (3) 3.550% 8/15/29 BBB+ 8,418
2 Starbucks Corp 3.000% 2/14/32 BBB+ 1,728
11 Starbucks Corp 3.350% 3/12/50 BBB+ 8,030
16 Steel Dynamics Inc 3.450% 4/15/30 BBB 14,244
26 Stryker Corp 4.100% 4/01/43 BBB+ 21,879
14 Suncor Energy Inc 4.000% 11/15/47 BBB+ 10,761
20 Suzano Austria GmbH 3.125% 1/15/32 BBB- 16,045
13 Sysco Corp 5.950% 4/01/30 BBB 13,558
15 Sysco Corp 3.150% 12/14/51 BBB 10,338
12 Tapestry Inc 3.050% 3/15/32 BBB 9,583
10 Teck Resources Ltd 6.000% 8/15/40 BBB- 9,706
5 Teledyne FLIR LLC 2.500% 8/01/30 BBB 4,143
9 TELUS Corp 4.300% 6/15/49 BBB 7,196
5 Textron Inc 3.000% 6/01/30 BBB 4,341
18 Time Warner Cable LLC 5.500% 9/01/41 BBB- 15,051
11 T-Mobile USA Inc 2.250% 11/15/31 BBB 8,802
80 T-Mobile USA Inc 3.400% 10/15/52 BBB 56,181
4 Trane Technologies Global Holding Co Ltd 5.750% 6/15/43 BBB+ 4,052
26 TransCanada PipeLines Ltd 4.100% 4/15/30 BBB+ 24,081
9 TransCanada PipeLines Ltd (3) 5.100% 3/15/49 BBB+ 8,264
5 Transcontinental Gas Pipe Line Co LLC 3.250% 5/15/30 BBB+ 4,454
6 Transcontinental Gas Pipe Line Co LLC 3.950% 5/15/50 BBB+ 4,608
4 Triton Container International Ltd / TAL International
Container Corp
3.250% 3/15/32 BBB- 3,100
11 Tyson Foods Inc 5.100% 9/28/48 BBB 9,904
17 United Airlines 2014-1 Class A Pass Through Trust 4.000% 4/11/26 BBB+ 15,935
14 Vale Overseas Ltd 3.750% 7/08/30 BBB- 12,466

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Industrial (continued)
$ 23 Valero Energy Corp 3.650% 12/01/51 BBB $ 16,146
36 Verizon Communications Inc 2.550% 3/21/31 BBB+ 29,883
96 Verizon Communications Inc 2.355% 3/15/32 BBB+ 76,658
2 Verizon Communications Inc 3.400% 3/22/41 BBB+ 1,520
7 Verizon Communications Inc 2.850% 9/03/41 BBB+ 4,920
6 Verizon Communications Inc 4.000% 3/22/50 BBB+ 4,761
6 Verizon Communications Inc 3.875% 3/01/52 BBB+ 4,629
12 VF Corp (3) 2.950% 4/23/30 BBB 9,942
26 Viatris Inc 3.850% 6/22/40 BBB- 18,489
12 VICI Properties LP 5.125% 5/15/32 BBB- 11,292
18 VMware Inc 4.700% 5/15/30 BBB- 17,088
6 Vodafone Group PLC 4.375% 2/19/43 BBB 5,004
17 Vodafone Group PLC 4.875% 6/19/49 BBB 14,931
12 Vontier Corp 2.950% 4/01/31 BBB- 9,521
13 Vulcan Materials Co 3.500% 6/01/30 BBB 11,762
14 Walgreens Boots Alliance Inc 4.650% 6/01/46 BBB- 11,106
10 Warnermedia Holdings Inc 4.279% 3/15/32 BBB- 8,869
12 Warnermedia Holdings Inc 5.050% 3/15/42 BBB- 9,976
12 Waste Connections Inc 2.200% 1/15/32 BBB+ 9,680
6 Waste Management Inc 4.150% 4/15/32 BBB+ 5,697
11 Waste Management Inc 3.900% 3/01/35 BBB+ 9,735
11 Western Union Co/The 1.350% 3/15/26 BBB 9,829
4 Westinghouse Air Brake Technologies Corp 4.950% 9/15/28 BBB- 3,894
13 Westlake Corp 3.125% 8/15/51 BBB 8,145
6 Weyerhaeuser Co 4.000% 4/15/30 BBB 5,531
3 Weyerhaeuser Co 3.375% 3/09/33 BBB 2,576
3 Whirlpool Corp (3) 4.700% 5/14/32 BBB 2,870
10 Whirlpool Corp 5.150% 3/01/43 BBB 8,995
23 Williams Cos Inc/The 2.600% 3/15/31 BBB 19,068
8 Workday Inc 3.700% 4/01/29 BBB 7,467
21 WRKCo Inc 4.900% 3/15/29 BBB 20,359
13 Xylem Inc/NY 2.250% 1/30/31 BBB 10,800
16 Yamana Gold Inc 2.630% 8/15/31 BBB- 12,346
2 Zimmer Biomet Holdings Inc 4.250% 8/15/35 BBB 1,709
6 Zimmer Biomet Holdings Inc 5.750% 11/30/39 BBB 5,922
11 Zoetis Inc 4.700% 2/01/43 BBB+ 10,161
Total Industrial 3,719,654
Utility - 13.5%
5 AEP Texas Inc 3.800% 10/01/47 BBB+ 3,725
7 Ameren Corp 2.500% 9/15/24 BBB+ 6,740
9 Ameren Corp 1.950% 3/15/27 BBB+ 8,069
8 Ameren Corp 1.750% 3/15/28 BBB+ 6,938
4 Ameren Corp 3.500% 1/15/31 BBB+ 3,571
100 American Electric Power Co Inc 5.750% 11/01/27 BBB 102,451
4 American Electric Power Co Inc 4.300% 12/01/28 BBB 3,836
99 American Electric Power Co Inc 2.300% 3/01/30 BBB 82,053
4 American Electric Power Co Inc 3.875% 2/15/62 BBB- 3,228
30 Avangrid Inc 3.200% 4/15/25 BBB 28,631
46 Avangrid Inc 3.800% 6/01/29 BBB 42,136
10 Black Hills Corp 1.037% 8/23/24 BBB+ 9,499
4 Black Hills Corp 3.150% 1/15/27 BBB+ 3,716
1 Black Hills Corp 3.050% 10/15/29 BBB+ 863
7 Black Hills Corp 2.500% 6/15/30 BBB+ 5,801
10 Black Hills Corp 4.200% 9/15/46 BBB+ 7,772
11 Black Hills Corp 3.875% 10/15/49 BBB+ 8,010
6 Cleco Corporate Holdings LLC 3.375% 9/15/29 BBB- 5,089
18 Cleco Corporate Holdings LLC 4.973% 5/01/46 BBB- 14,882
1 CMS Energy Corp 4.875% 3/01/44 BBB 913
11 CMS Energy Corp 3.750% 12/01/50 BBB- 8,469

Nuveen Enhanced Yield U.S. Aggregate Bond ETF (NUAG)
(continued)
Portfolio of Investments
July 31, 2023

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Utility (continued)
$ 111 Constellation Energy Generation LLC 5.600% 6/15/42 BBB $ 107,090
20 Dayton Power & Light Co/The 3.950% 6/15/49 BBB+ 15,501
13 Delmarva Power & Light Co 4.000% 6/01/42 A 10,255
7 Dominion Energy Inc 3.071% 8/15/24 BBB 6,797
6 Dominion Energy Inc 3.600% 3/15/27 BBB 5,679
102 Dominion Energy Inc 4.250% 6/01/28 BBB 97,913
1 Dominion Energy Inc 2.250% 8/15/31 BBB 808
1 Dominion Energy Inc 4.350% 8/15/32 BBB 936
100 Dominion Energy Inc 5.375% 11/15/32 BBB 100,145
8 Dominion Energy Inc 5.250% 8/01/33 BBB 7,874
7 Dominion Energy Inc 4.900% 8/01/41 BBB 6,304
13 Dominion Energy Inc 4.850% 8/15/52 BBB 11,599
3 DTE Energy Co 2.529% 10/01/24 BBB 2,888
11 Duke Energy Corp (3) 3.150% 8/15/27 BBB 10,198
1 Duke Energy Corp 4.300% 3/15/28 BBB 964
337 Duke Energy Corp 3.950% 8/15/47 BBB 258,357
1 Duke Energy Corp 5.000% 8/15/52 BBB 908
100 Duke Energy Progress LLC 5.250% 3/15/33 A+ 101,333
4 Edison International 4.950% 4/15/25 BBB 3,940
27 El Paso Electric Co 5.000% 12/01/44 BBB+ 23,450
8 Emera US Finance LP 3.550% 6/15/26 BBB- 7,614
1 Emera US Finance LP 2.639% 6/15/31 BBB- 801
12 Emera US Finance LP 4.750% 6/15/46 BBB- 9,644
80 Enel Americas SA 4.000% 10/25/26 BBB 76,500
43 Enel Chile SA 4.875% 6/12/28 BBB 41,392
1 Entergy Corp 0.900% 9/15/25 BBB 906
1 Entergy Corp 1.900% 6/15/28 BBB 858
15 Entergy Corp 2.800% 6/15/30 BBB 12,751
80 Entergy Corp 2.400% 6/15/31 BBB 64,651
1 Entergy Corp 3.750% 6/15/50 BBB 726
16 Essential Utilities Inc 2.704% 4/15/30 BBB+ 13,571
19 Essential Utilities Inc 2.400% 5/01/31 BBB+ 15,392
21 Essential Utilities Inc 3.351% 4/15/50 BBB+ 14,425
70 Evergy Inc 2.900% 9/15/29 BBB+ 61,098
4 Eversource Energy 0.800% 8/15/25 BBB+ 3,653
100 Eversource Energy 4.750% 5/15/26 BBB+ 98,542
1 Eversource Energy 3.300% 1/15/28 BBB+ 923
1 Eversource Energy 4.250% 4/01/29 BBB+ 956
1 Eversource Energy 1.650% 8/15/30 BBB+ 794
1 Eversource Energy 3.375% 3/01/32 BBB+ 871
6 Eversource Energy 3.450% 1/15/50 BBB+ 4,410
6 Exelon Corp 2.750% 3/15/27 BBB 5,517
194 Exelon Corp 4.050% 4/15/30 BBB 181,372
2 Exelon Corp 3.350% 3/15/32 BBB 1,741
3 Exelon Corp 4.950% 6/15/35 BBB 2,858
21 Exelon Corp 5.100% 6/15/45 BBB 19,658
7 Exelon Corp 4.450% 4/15/46 BBB 5,990
1 Exelon Corp 4.700% 4/15/50 BBB 882
40 Fortis Inc/Canada 3.055% 10/04/26 BBB 37,065
5 Georgia Power Co 2.650% 9/15/29 BBB+ 4,336
200 Georgia Power Co 4.700% 5/15/32 BBB+ 193,150
1 Georgia Power Co 3.700% 1/30/50 BBB+ 771
68 Iberdrola International BV 6.750% 7/15/36 BBB+ 76,473
10 Interstate Power and Light Co 4.100% 9/26/28 BBB+ 9,549
100 Interstate Power and Light Co 3.600% 4/01/29 BBB+ 91,956
1 Interstate Power and Light Co 2.300% 6/01/30 BBB+ 828
5 IPALCO Enterprises Inc 3.700% 9/01/24 BBB- 4,869
7 IPALCO Enterprises Inc 4.250% 5/01/30 BBB- 6,379
1 ITC Holdings Corp 5.300% 7/01/43 BBB+ 934
12 National Grid USA 5.803% 4/01/35 BBB 12,019

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Utility (continued)
$ 100 National Rural Utilities Cooperative Finance Corp 4.800% 3/15/28 A $ 99,097
18 NextEra Energy Capital Holdings Inc 4.450% 6/20/25 BBB+ 17,709
8 NextEra Energy Capital Holdings Inc 1.875% 1/15/27 BBB+ 7,178
108 NextEra Energy Capital Holdings Inc 4.625% 7/15/27 BBB+ 106,095
167 NextEra Energy Capital Holdings Inc 1.900% 6/15/28 BBB+ 144,282
4 NextEra Energy Capital Holdings Inc 3.500% 4/01/29 BBB+ 3,679
8 NextEra Energy Capital Holdings Inc 2.750% 11/01/29 BBB+ 6,980
5 NextEra Energy Capital Holdings Inc 2.250% 6/01/30 BBB+ 4,154
4 NextEra Energy Capital Holdings Inc 2.440% 1/15/32 BBB+ 3,250
19 NextEra Energy Capital Holdings Inc 5.000% 7/15/32 BBB+ 18,642
4 NextEra Energy Capital Holdings Inc 5.650% 5/01/79 BBB 3,721
3 NextEra Energy Capital Holdings Inc 3.800% 3/15/82 BBB 2,543
9 NiSource Inc 3.490% 5/15/27 BBB 8,492
15 NiSource Inc 3.600% 5/01/30 BBB 13,551
18 NiSource Inc 1.700% 2/15/31 BBB 14,076
98 NiSource Inc 5.950% 6/15/41 BBB 100,282
6 NiSource Inc 5.650% 2/01/45 BBB 5,949
7 NiSource Inc 3.950% 3/30/48 BBB 5,569
19 NiSource Inc 5.000% 6/15/52 BBB 17,331
100 NSTAR Electric Co 4.950% 9/15/52 A+ 96,784
4 Oglethorpe Power Corp 5.950% 11/01/39 BBB+ 3,987
9 Oglethorpe Power Corp 4.200% 12/01/42 BBB+ 6,711
14 Oglethorpe Power Corp 4.250% 4/01/46 BBB+ 10,313
3 Oglethorpe Power Corp 5.050% 10/01/48 BBB+ 2,652
7 Oglethorpe Power Corp 5.250% 9/01/50 BBB+ 6,454
8 Pacific Gas and Electric Co 3.300% 12/01/27 BBB- 7,120
9 Pacific Gas and Electric Co 3.000% 6/15/28 BBB- 7,824
9 Pacific Gas and Electric Co 4.200% 3/01/29 BBB- 8,112
109 Pacific Gas and Electric Co 4.550% 7/01/30 BBB- 99,006
17 Pacific Gas and Electric Co 3.250% 6/01/31 BBB- 13,929
100 Pacific Gas and Electric Co 5.900% 6/15/32 BBB- 96,946
109 Pacific Gas and Electric Co 4.200% 6/01/41 BBB- 80,753
6 Pacific Gas and Electric Co (3) 4.450% 4/15/42 BBB- 4,558
8 Pacific Gas and Electric Co 3.750% 8/15/42 BBB- 5,546
7 Pacific Gas and Electric Co 4.300% 3/15/45 BBB- 5,036
7 Pacific Gas and Electric Co 4.000% 12/01/46 BBB- 4,709
7 Pacific Gas and Electric Co 3.950% 12/01/47 BBB- 4,811
106 Pacific Gas and Electric Co 4.950% 7/01/50 BBB- 84,770
104 Pacific Gas and Electric Co 5.250% 3/01/52 BBB- 85,083
100 PacifiCorp 5.500% 5/15/54 A 90,990
48 Pennsylvania Electric Co 6.150% 10/01/38 BBB+ 47,730
31 Piedmont Natural Gas Co Inc (3) 3.500% 6/01/29 BBB+ 28,251
35 Piedmont Natural Gas Co Inc 3.640% 11/01/46 BBB+ 24,725
11 Piedmont Natural Gas Co Inc 3.350% 6/01/50 BBB+ 7,435
60 Pinnacle West Capital Corp 1.300% 6/15/25 BBB+ 55,082
10 PPL Capital Funding Inc 3.100% 5/15/26 BBB+ 9,452
1 PPL Capital Funding Inc 4.125% 4/15/30 BBB+ 930
16 Public Service Enterprise Group Inc 1.600% 8/15/30 BBB 12,627
66 Puget Energy Inc 2.379% 6/15/28 BBB- 56,928
26 Puget Energy Inc 4.100% 6/15/30 BBB- 23,525
1 Sempra 3.300% 4/01/25 BBB 963
4 Sempra 3.250% 6/15/27 BBB 3,706
2 Sempra 3.400% 2/01/28 BBB 1,854
4 Sempra 3.700% 4/01/29 BBB 3,681
98 Sempra 3.800% 2/01/38 BBB 81,361
19 Sempra 4.000% 2/01/48 BBB 14,809
4 Sempra 4.125% 4/01/52 BBB- 3,285
100 Southern California Edison Co 5.700% 3/01/53 A- 100,090
1 Southern Co Gas Capital Corp 4.400% 5/30/47 BBB+ 826
1 Southern Co/The 5.113% 8/01/27 BBB- 991

Nuveen Enhanced Yield U.S. Aggregate Bond ETF (NUAG)
(continued)
Portfolio of Investments
July 31, 2023

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Utility (continued)
$ 110 Southern Co/The 4.000% 1/15/51 BBB- $ 102,877
51 Southern Power Co 4.950% 12/15/46 BBB+ 44,820
9 Southwest Gas Corp 2.200% 6/15/30 BBB+ 7,338
90 Southwest Gas Corp 4.050% 3/15/32 BBB+ 81,553
35 Southwest Gas Corp 4.150% 6/01/49 BBB+ 26,759
8 Southwestern Electric Power Co 1.650% 3/15/26 BBB+ 7,275
4 Southwestern Electric Power Co 4.100% 9/15/28 BBB+ 3,815
1 Southwestern Electric Power Co 3.900% 4/01/45 BBB+ 758
109 Southwestern Electric Power Co 3.250% 11/01/51 BBB+ 72,647
21 Southwestern Public Service Co 6.000% 10/01/36 BBB+ 20,819
28 Spire Inc 4.700% 8/15/44 BBB+ 22,013
25 Union Electric Co 5.450% 3/15/53 A 25,339
11 Xcel Energy Inc 1.750% 3/15/27 BBB+ 9,755
1 Xcel Energy Inc 4.000% 6/15/28 BBB+ 951
18 Xcel Energy Inc 2.350% 11/15/31 BBB+ 14,308
7 Xcel Energy Inc 4.800% 9/15/41 BBB+ 6,019
Total Utility 4,450,127
Total Corporate Debt
(cost $15,954,666) 14,202,873
Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
X 9,053,332 U.S. TREASURY - 27.4%
X 9,053,332
$ 4 United States Treasury Note/Bond 0.125% 8/31/23 AA+ $ 3,585
1 United States Treasury Note/Bond 0.875% 1/31/24 AAA 782
600 United States Treasury Note/Bond 4.250% 12/31/24 AAA 592,055
350 United States Treasury Note/Bond 4.125% 1/31/25 AAA 344,682
183 United States Treasury Note/Bond 1.125% 2/28/25 AAA 171,984
600 United States Treasury Note/Bond 3.875% 3/31/25 AAA 588,469
100 United States Treasury Note/Bond 3.875% 4/30/25 AAA 98,086
400 United States Treasury Note/Bond 4.250% 5/31/25 AAA 394,969
1,300 United States Treasury Note/Bond 4.625% 6/30/25 AAA 1,292,789
250 United States Treasury Note/Bond 4.750% 7/31/25 AAA 249,424
808 United States Treasury Note/Bond 0.250% 9/30/25 AAA 733,576
425 United States Treasury Note/Bond 0.375% 1/31/26 AAA 382,500
425 United States Treasury Note/Bond 0.750% 3/31/26 AAA 384,774
704 United States Treasury Note/Bond 0.750% 4/30/26 AAA 634,807
3 United States Treasury Note/Bond 0.875% 6/30/26 AAA 2,526
3 United States Treasury Note/Bond 1.250% 12/31/26 AAA 3,244
1 United States Treasury Note/Bond 2.500% 3/31/27 AAA 938
30 United States Treasury Note/Bond 2.750% 4/30/27 AAA 28,346
3 United States Treasury Note/Bond 3.250% 6/30/27 AAA 2,693
0 (5) United States Treasury Note/Bond 2.750% 7/31/27 AAA 377
300 United States Treasury Note/Bond 3.625% 5/31/28 AAA 292,828
100 United States Treasury Note/Bond 4.000% 6/30/28 AAA 99,195
150 United States Treasury Note/Bond 3.125% 11/15/28 AAA 142,594
233 United States Treasury Note/Bond 2.375% 5/15/29 AAA 211,912
37 United States Treasury Note/Bond 1.625% 8/15/29 AAA 32,173
35 United States Treasury Note/Bond 0.625% 5/15/30 AAA 27,927
100 United States Treasury Note/Bond 3.750% 5/31/30 AAA 98,000
20 United States Treasury Note/Bond 0.875% 11/15/30 AAA 16,112
0 (5) United States Treasury Note/Bond 1.625% 5/15/31 AAA 338
4 United States Treasury Note/Bond 1.875% 2/15/32 AAA 3,397
2 United States Treasury Note/Bond 2.875% 5/15/32 AAA 1,837
1,100 United States Treasury Note/Bond 3.375% 8/15/42 AAA 978,484
200 United States Treasury Note/Bond 3.875% 2/15/43 AAA 191,062
250 United States Treasury Note/Bond (3) 3.875% 5/15/43 AAA 238,984
300 United States Treasury Note/Bond 3.000% 8/15/52 AAA 247,898
350 United States Treasury Note/Bond 3.625% 2/15/53 AAA 326,430

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
$ 250 United States Treasury Note/Bond 3.625% 5/15/53 AAA $ 233,555
Total U.S. Treasury
(cost $9,492,223) 9,053,332
Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
X 6,044,684 SECURITIZED - 18.3%
X 6,044,684
$ 250 American Express Credit Account Master Trust 2022 2 3.390% 5/17/27 AAA $ 241,918
100 Avis Budget Rental Car Funding AESOP LLC 2020 1A, 144A 2.330% 8/20/26 AAA 93,464
100 BBCMS Mortgage Trust 2022-C17 4.174% 9/15/55 AAA 92,740
150 Benchmark 2021-B27 Mortgage Trust 2.703% 7/15/54 A- 92,866
150 Capital One Multi-Asset Execution Trust 2022 A2 3.490% 5/15/27 AAA 145,197
108 Carmax Auto Owner Trust 2022-3 3.810% 9/15/25 AAA 106,752
250 COMM 2015-LC19 Mortgage Trust 3.527% 2/10/48 AA+ 234,808
200 COMM 2018-COR3 Mortgage Trust 4.228% 5/10/51 AAA 188,168
26 Fannie Mae Pool FN MA1489 3.000% 7/01/43 N/R 23,302
174 Fannie Mae Pool FN AS6302 3.500% 12/01/45 N/R 160,801
64 Fannie Mae Pool FN MA3211 4.000% 12/01/47 N/R 60,938
116 Fannie Mae Pool FN MA3239 4.000% 1/01/48 N/R 109,723
168 Fannie Mae Pool FN MA3276 3.500% 2/01/48 N/R 153,960
39 Fannie Mae Pool FN MA3277 4.000% 2/01/48 N/R 37,275
86 Fannie Mae Pool FN MA3305 3.500% 3/01/48 N/R 78,731
26 Fannie Mae Pool FN MA3306 4.000% 3/01/48 N/R 24,919
52 Fannie Mae Pool FN MA3383 3.500% 6/01/48 N/R 48,005
350 Fannie Mae Pool FN MA3416 4.500% 7/01/48 N/R 341,556
47 Fannie Mae Pool FN MA3467 4.000% 9/01/48 N/R 44,196
50 Fannie Mae Pool FN MA3663 3.500% 5/01/49 N/R 45,968
76 Fannie Mae Pool FN MA3744 3.000% 8/01/49 N/R 66,997
87 Fannie Mae Pool FN MA3774 3.000% 9/01/49 N/R 77,215
248 Fannie Mae Pool FN MA4305 2.000% 4/01/51 N/R 201,659
121 Fannie Mae Pool FN MA4562 , (WI/DD) 2.000% 3/01/52 N/R 98,243
178 Fannie Mae Pool FN MA4578 2.500% 4/01/52 N/R 149,550
93 Fannie Mae Pool FN MA4737 5.000% 8/01/52 N/R 90,399
459 Fannie Mae Pool FN MA4738 5.500% 8/01/52 N/R 457,678
187 Fannie Mae Pool FN MA4761 5.000% 9/01/52 N/R 182,430
70 Freddie Mac Gold Pool FG G08800 3.500% 2/01/48 N/R 64,722
200 Freddie Mac Multifamily Structured Pass Through
Certificates 2023 K505
4.819% 6/25/28 N/R 200,607
195 Freddie Mac Multifamily Structured Pass Through
Certificates 2021 K127
1.353% 11/25/30 AAA 170,030
48 GM Financial Automobile Leasing Trust 2022-3 4.010% 10/21/24 AAA 47,781
100 GM Financial Consumer Automobile Receivables Trust
2022-2
3.100% 2/16/27 AAA 97,059
230 GS Mortgage Securities Trust 2013-GC16 5.161% 11/10/46 Aa1 227,731
221 GS Mortgage Securities Trust 2016-GS4 3.178% 11/10/49 AAA 205,229
100 Hertz Vehicle Financing III LLC 2022 1A, 144A 1.990% 6/25/26 AAA 93,206
105 Honda Auto Receivables 2022-2 Owner Trust 3.810% 3/18/25 AAA 104,036
135 Hyundai Auto Receivables Trust 2022-B 3.720% 11/16/26 AAA 131,725
100 John Deere Owner Trust 2022 2.490% 1/16/29 AAA 94,231
20 Morgan Stanley Bank of America Merrill Lynch Trust
2015-C20
3.249% 2/15/48 Aaa 19,080
250 Morgan Stanley Capital I Trust 2021-L5 1.518% 5/15/54 AAA 220,027
12 Santander Drive Auto Receivables Trust 2022-5 3.980% 1/15/25 AAA 11,921
30 Santander Drive Auto Receivables Trust 2022-5 4.110% 8/17/26 AAA 29,745
100 Tesla Auto Lease Trust 2023-A , 144A 5.860% 8/20/25 AAA 99,877
141 Toyota Auto Receivables 2022-C Owner Trust 3.830% 8/15/25 AAA 139,719
100 Verizon Master Trust 2022 7 5.230% 11/22/27 AAA 99,404
250 Wells Fargo Commercial Mortgage Trust 2014-LC16 4.020% 8/15/50 Aa2 241,632
100 Westlake Automobile Receivables Trust 2022-1 , 144A 2.750% 3/15/27 AA 97,464
Total Securitized
(cost $6,489,336) 6,044,684

Nuveen Enhanced Yield U.S. Aggregate Bond ETF (NUAG)
(continued)
Portfolio of Investments
July 31, 2023

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
X 3,236,971 GOVERNMENT RELATED - 9.8%
X 3,236,971
Government Agency - 0.7%
$ 20 Export-Import Bank of Korea 2.500% 6/29/41 AA $ 14,385
30 Federal Home Loan Banks 5.000% 2/28/25 AA+ 30,032
8 Federal Home Loan Mortgage Corp 6.250% 7/15/32 AAA 9,252
4 Federal Home Loan Mortgage Corp 1.310% 8/17/33 AAA 2,918
1 Federal National Mortgage Association 1.875% 9/24/26 AAA 922
6 Federal National Mortgage Association 6.625% 11/15/30 AAA 6,901
6 Federal National Mortgage Association 5.625% 7/15/37 AAA 6,813
62 Kreditanstalt fuer Wiederaufbau 1.000% 10/01/26 AAA 55,571
9 Tennessee Valley Authority 5.250% 9/15/39 AAA 9,407
129 Tennessee Valley Authority 3.500% 12/15/42 AAA 105,266
5 Tennessee Valley Authority 4.250% 9/15/52 AAA 4,491
Total Government Agency 245,958
Municipal Bonds - 4.1% (6)
18 Bay Area Toll Authority, California, Revenue Bonds, San
Francisco Bay Area Toll Bridge, Series 2021 (Optional Call:
4/31 at 100.00)
3.126% 4/01/55 AA 12,525
26 Bay Area Toll Authority, California, Revenue Bonds, San
Francisco Bay Area Toll Bridge, Subordinate Lien, Build
America Federally Taxable Bond Series 2010S-1 (No Opt.
Call)
6.918% 4/01/40 AA- 30,096
60 Board of Regents of the University of Texas System,
Revenue Financing System Bonds, Green Series 2016B (No
Opt. Call)
3.852% 8/15/46 AAA 52,059
42 California State University, Systemwide Revenue Bonds,
Taxable Series 2021B (No Opt. Call)
2.719% 11/01/52 AA- 28,221
10 California State University, Systemwide Revenue Bonds,
Taxable Series 2021B (Optional Call: 11/31 at 100.00)
2.939% 11/01/52 AA- 6,808
50 California State, General Obligation Bonds, Taxable Various
Purpose Series 2018 (Optional Call: 4/28 at 100.00)
4.500% 4/01/33 AA 48,750
70 California State, General Obligation Bonds, Taxable Various
Purpose Series 2018 (Optional Call: 4/28 at 100.00)
4.600% 4/01/38 AA 66,246
50 California State, General Obligation Bonds, Various
Purpose Build America Taxable Bond Series 2010 (No Opt.
Call)
7.625% 3/01/40 AA 62,007
10 Chicago Greater Metropolitan Water Reclamation District,
Illinois, General Obligation Bonds, Build America Taxable
Bonds, Series 2009 (No Opt. Call)
5.720% 12/01/38 AA+ 10,533
30 Chicago Transit Authority, Illinois, Sales and Transfer Tax
Receipts Revenue Bonds, Pension Funding Taxable Series
2008B (No Opt. Call)
6.899% 12/01/40 AA- 33,900
47 Chicago,Illinois, O'Hare International Airport Revenue
Bond, Series 2018 (No Opt. Call)
4.572% 1/01/54 A+ 43,764
40 Commonwealth Financing Authority, Pennsylvania,
Revenue Bonds, Taxable Series 2021A (No Opt. Call)
2.991% 6/01/42 A+ 29,805
6 Commonwealth Financing Authority, Pennsylvania, State
Appropriation Lease Bonds, Plancon Program, Taxable
Series 2018A (No Opt. Call)
3.864% 6/01/38 A+ 5,280
10 Cook County, Illinois, General Obligation Bonds, Build
America Taxable Bonds, Series 2010D (No Opt. Call)
6.229% 11/15/34 A+ 10,692
40 Dallas Area Rapid Transit, Texas, Sales Tax Revenue Bonds,
Taxable Refunding Senior Lien Series 2021A (Optional Call:
12/31 at 100.00)
2.613% 12/01/48 AA+ 27,783
20 Dallas Fort Worth International Airport, Texas,  Joint
Revenue Bonds, Taxable Improvement Series 2022A (No
Opt. Call)
4.087% 11/01/51 A+ 17,261
20 Dallas Fort Worth International Airport, Texas,  Joint
Revenue Bonds, Taxable Improvement Series 2022A
(Optional Call: 11/32 at 100.00)
4.507% 11/01/51 A+ 18,251

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Municipal Bonds (continued)
$ 40 Dallas-Fort Worth International Airport, Texas, Joint
Revenue Bonds, Taxable Refunding Series 2021C (Optional
Call: 11/31 at 100.00)
2.843% 11/01/46 A+ $ 29,089
1 Dormitory Authority of the State of New York, State
Personal Income Tax Revenue Bonds, General Purpose,
Series 2021C (No Opt. Call)
2.202% 3/15/34 AA+ 776
40 Grand Parkway Transportation Corporation, Texas, System
Toll Revenue Bonds, Taxable Refunding Subordinate Lien
Series 2020B. Tela Supported (Optional Call: 4/30 at
100.00)
3.236% 10/01/52 AA+ 28,655
126 Illinois State, General Obligation Bonds, Pension Funding
Series 2003 (No Opt. Call)
5.100% 6/01/33 A- 123,385
40 Kansas Development Finance Authority, Kansas, Revenue
Bonds, State of Kansas KPERS Projects, Taxable Series
2021K (No Opt. Call)
2.774% 5/01/51 AA- 28,133
30 Los Angeles Community College District, California,
General Obligation Bonds, Build America Taxable Bonds,
Series 2010 (No Opt. Call)
6.750% 8/01/49 AA+ 36,903
5 Los Angeles Department of Water and Power, California,
Waterworks Revenue Bonds, Taxable Build America Bond
Series 2009C (No Opt. Call)
6.008% 7/01/39 AA 5,325
36 Los Angeles Unified School District, Los Angeles County,
California, General Obligation Bonds, Build America
Taxable Bonds, Series 2009KRY (No Opt. Call)
5.750% 7/01/34 AA- 37,777
49 Massachusetts State, General Obligation Bonds, Taxable
Refunding Series 2019D (No Opt. Call)
2.663% 9/01/39 AA+ 39,679
11 Michigan Finance Authority, Hospital Revenue Bonds,
Trinity Health Credit Group, Taxable Refunding Series 2019-
T (No Opt. Call)
3.384% 12/01/40 AA- 8,749
21 Missouri Health and Educational Facilities Authority,
Revenue Bonds, Washington University, Series 2016B (No
Opt. Call)
3.086% 9/15/51 AA+ 15,213
36 Municipal Electric Authority of Georgia, Plant Vogtle Units
3 & 4 Project J Bonds, Taxable Build America Bonds Series
2010A (No Opt. Call)
6.637% 4/01/57 A- 40,240
45 New Jersey Turnpike Authority, Revenue Bonds, Build
America Taxable Bonds, Series 2010A (No Opt. Call)
7.102% 1/01/41 A+ 54,196
1 New York City Municipal Water Finance Authority, New
York, Water and Sewer System Revenue Bonds, Second
Generation Resolution, Build America Taxable Bonds, Fiscal
2011 Series AA (No Opt. Call)
5.440% 6/15/43 AA+ 1,033
15 New York City Transitional Finance Authority, New York,
Future Tax Secured Bonds, Build America Taxable Bonds,
Series 2010B-1 (No Opt. Call)
5.572% 11/01/38 AAA 15,569
32 New York State Thruway Authority, General Revenue Bonds,
Taxable Series 2019M (No Opt. Call)
2.900% 1/01/35 A 26,744
50 North Texas Tollway Authority, System Revenue Bonds,
Refunding First Tier Taxable Series 2021A (Optional Call:
1/31 at 100.00)
3.011% 1/01/43 AA- 37,087
10 Ohio State University, General Receipts Bonds, Build
America Taxable Bond Series 2010C (No Opt. Call)
4.910% 6/01/40 AA+ 9,760
8 Ohio State University, General Receipts Bonds, Multiyear
Debt Issuance Program, Taxable Series 2016B (No Opt.
Call)
3.798% 12/01/46 AA+ 6,503
100 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Twenty-Fifth Series 2021
(Optional Call: 7/31 at 100.00)
3.175% 7/15/60 AA- 68,138
39 Province of British Columbia Canada (No Opt. Call) 1.300% 1/29/31 AA+ 31,414
75 Sales Tax Securitization Corporation, Illinois, Series 2021
(No Opt. Call)
3.238% 1/01/42 AA- 59,157

Nuveen Enhanced Yield U.S. Aggregate Bond ETF (NUAG)
(continued)
Portfolio of Investments
July 31, 2023

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Municipal Bonds (continued)
$ 7 Texas State, General Obligation Bonds, Transportation
Commission, Build America Taxable Bonds, Series 2010A
(No Opt. Call)
4.631% 4/01/33 AAA $ 6,939
90 Texas Transportation Commission, General Obligation
Bonds, Mobility Fund, Refunding Series 2020 (Optional
Call: 10/30 at 100.00)
2.472% 10/01/44 AAA 62,463
93 The Rector and Visitors of the University of Virginia, General
Revenue Bonds, Taxable Pledge and Refunding Series
2020 (Optional Call: 3/50 at 100.00)
2.256% 9/01/50 AAA 56,875
32 Tucson, Arizona, Certificates of Participation, Taxable Series
2021A (No Opt. Call)
2.856% 7/01/47 AA- 22,951
Total Municipal Bonds 1,356,734
Sovereign Debt - 5.0%
8 Chile Government International Bond 2.550% 7/27/33 A 6,499
5 Chile Government International Bond 3.500% 1/31/34 A 4,379
1 Chile Government International Bond 3.625% 10/30/42 A 798
102 Chile Government International Bond 3.500% 1/25/50 A 76,515
13 Chile Government International Bond (3) 4.000% 1/31/52 A 10,577
13 Chile Government International Bond 3.250% 9/21/71 A 8,412
110 Colombia Government International Bond 8.000% 4/20/33 BBB- 115,423
9 Colombia Government International Bond 4.125% 2/22/42 BBB- 6,017
13 Colombia Government International Bond 5.000% 6/15/45 BBB- 9,346
19 Colombia Government International Bond 5.200% 5/15/49 BBB- 13,796
13 Colombia Government International Bond 4.125% 5/15/51 BBB- 8,166
13 Colombia Government International Bond 3.875% 2/15/61 BBB- 7,652
21 European Investment Bank 0.750% 10/26/26 AAA 18,637
1 Hungary Government International Bond 7.625% 3/29/41 BBB 1,132
1 Indonesia Government International Bond 4.350% 1/11/48 BBB 880
1 Indonesia Government International Bond 5.350% 2/11/49 BBB 1,007
213 Indonesia Government International Bond 4.300% 3/31/52 BBB 183,854
15 Indonesia Government International Bond 3.350% 3/12/71 BBB 10,299
20 Inter-American Development Bank 4.375% 1/24/44 AAA 19,617
12 International Bank for Reconstruction & Development 1.625% 11/03/31 AAA 9,953
28 Israel Government International Bond 4.500% 1/30/43 A+ 25,282
11 Korea International Bond 3.875% 9/20/48 AA 9,600
213 Mexico Government International Bond (3) 4.875% 5/19/33 BBB 203,989
200 Mexico Government International Bond 6.338% 5/04/53 BBB 203,906
98 Panama Government International Bond 4.500% 5/15/47 BBB 77,763
130 Panama Government International Bond 3.870% 7/23/60 BBB 86,331
1 Peruvian Government International Bond 1.862% 12/01/32 BBB 761
13 Peruvian Government International Bond 3.000% 1/15/34 BBB 10,671
113 Peruvian Government International Bond 3.300% 3/11/41 BBB 85,763
17 Peruvian Government International Bond (3) 3.550% 3/10/51 BBB 12,554
5 Peruvian Government International Bond 2.780% 12/01/60 BBB 3,000
1 Peruvian Government International Bond 3.600% 1/15/72 BBB 673
16 Peruvian Government International Bond 3.230% 7/28/21 BBB 9,588
10 Philippine Government International Bond 5.000% 1/13/37 BBB 9,837
59 Philippine Government International Bond 3.700% 3/01/41 BBB 48,673
200 Philippine Government International Bond 3.200% 7/06/46 BBB 148,015
36 Republic of Italy Government International Bond 5.375% 6/15/33 BBB- 35,610
60 Republic of Italy Government International Bond 4.000% 10/17/49 N/R 45,342
17 Uruguay Government International Bond 5.100% 6/18/50 BBB 16,955
90 Uruguay Government International Bond 4.975% 4/20/55 BBB 87,007
Total Sovereign Debt 1,634,279
Total Government Related
(cost $3,987,892) 3,236,971
Total Long-Term Investments
(cost $35,924,117) 32,537,860

Shares Description (1) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING -   2.1%
678,026 State Street Navigator Securities Lending Government
Money Market Portfolio (7)
5.340%(8) $ 678,026
Total Investments Purchased with Collateral from Securities Lending
(cost $678,026) $ 678,026
Total Investments
(cost $ 36,602,143 ) - 100 .6% 33,215,886
Other Assets & Liabilities, Net - (0.6)% (199,573)
Net Assets - 100% $ 33,016,313
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) The Fund uses credit quality ratings for its portfolio securities provided by Moody’s, S&P and Fitch. If all three of Moody’s, S&P, and Fitch provide a rating for a security, an average of the ratings is used; if two of the three agencies rate a security, an average of the two is used;
and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody’s, S&P or Fitch.
Ratings are not covered by the report of independent registered public accounting firm.
(3) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $656,976.
(4) Perpetual security. Maturity date is not applicable.
(5) Principal Amount (000) rounds to less than $1,000.
(6) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns. Optional Call Provisions are not covered by the report of independent registered public accounting firm.
(7) The Fund may loan securities representing up to one third of the market value of its total assets (which includes collateral for securities on loan)
to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a market value, at the inception of each loan, equal to not less than 100% of the market value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(8) The rate shown is the one-day yield as of the end of the reporting period.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
REIT Real Estate Investment Trust
WI/DD Purchased on a when-issued or delayed delivery basis.
See Notes to Financial Statements

Nuveen ESG 1-5 Year U.S. Aggregate Bond ETF
(NUSA)
Portfolio of Investments July 31, 2023
Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
LONG-TERM INVESTMENTS - 98.5%
X 23,600,976 U.S. TREASURY - 57.5%
X 23,600,976
$ 82 United States Treasury Note/Bond 1.750% 6/30/24 AAA $ 79,357
70 United States Treasury Note/Bond 1.250% 8/31/24 AAA 66,981
400 United States Treasury Note/Bond 3.250% 8/31/24 AAA 391,141
700 United States Treasury Note/Bond 4.250% 12/31/24 AAA 690,730
881 United States Treasury Note/Bond 1.375% 1/31/25 AAA 833,164
800 United States Treasury Note/Bond 4.125% 1/31/25 AAA 787,844
800 United States Treasury Note/Bond 4.625% 2/28/25 AAA 793,969
800 United States Treasury Note/Bond 3.875% 3/31/25 AAA 784,625
1,700 United States Treasury Note/Bond 3.875% 4/30/25 AAA 1,667,461
100 United States Treasury Note/Bond 0.250% 5/31/25 AAA 91,789
1,100 United States Treasury Note/Bond 4.250% 5/31/25 AAA 1,086,164
2,400 United States Treasury Note/Bond 4.625% 6/30/25 AAA 2,386,688
650 United States Treasury Note/Bond 0.250% 7/31/25 AAA 593,176
500 United States Treasury Note/Bond 4.750% 7/31/25 AAA 498,848
200 United States Treasury Note/Bond 0.375% 12/31/25 AAA 180,656
800 United States Treasury Note/Bond 3.875% 1/15/26 AAA 784,844
800 United States Treasury Note/Bond 4.000% 2/15/26 AAA 787,438
700 United States Treasury Note/Bond 0.750% 4/30/26 AAA 631,559
850 United States Treasury Note/Bond 0.750% 5/31/26 AAA 764,967
50 United States Treasury Note/Bond 0.875% 6/30/26 AAA 45,117
100 United States Treasury Note/Bond 1.125% 10/31/26 AAA 90,074
100 United States Treasury Note/Bond 1.250% 12/31/26 AAA 90,125
900 United States Treasury Note/Bond 1.875% 2/28/27 AAA 825,996
300 United States Treasury Note/Bond 2.500% 3/31/27 AAA 281,297
850 United States Treasury Note/Bond 2.750% 4/30/27 AAA 803,150
850 United States Treasury Note/Bond 2.625% 5/31/27 AAA 798,768
150 United States Treasury Note/Bond 3.250% 6/30/27 AAA 144,252
250 United States Treasury Note/Bond 2.750% 7/31/27 AAA 235,732
150 United States Treasury Note/Bond 3.125% 8/31/27 AAA 143,432
500 United States Treasury Note/Bond 4.125% 10/31/27 AAA 496,816
500 United States Treasury Note/Bond 3.875% 11/30/27 AAA 492,305
100 United States Treasury Note/Bond 3.875% 12/31/27 AAA 98,477
500 United States Treasury Note/Bond 3.500% 1/31/28 AAA 484,980
600 United States Treasury Note/Bond 4.000% 2/29/28 AAA 594,609
700 United States Treasury Note/Bond 3.625% 3/31/28 AAA 682,719
900 United States Treasury Note/Bond 3.500% 4/30/28 AAA 872,965
800 United States Treasury Note/Bond 3.625% 5/31/28 AAA 780,875
1,400 United States Treasury Note/Bond 4.000% 6/30/28 AAA 1,388,734
350 United States Treasury Note/Bond 4.125% 7/31/28 AAA 349,152
Total U.S. Treasury
(cost $24,134,424) 23,600,976
Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
X 10,264,092 CORPORATE DEBT - 25.0%
X 10,264,092
Financials - 11.3%
$ 100 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.875% 1/23/28 BBB $ 92,698
10 Aflac Inc 1.125% 3/15/26 A- 8,975
20 Air Lease Corp 0.800% 8/18/24 BBB 18,958
50 Air Lease Corp 2.875% 1/15/26 BBB 46,767
30 Allstate Corp/The 0.750% 12/15/25 A- 26,993
20 Ally Financial Inc 7.100% 11/15/27 BBB- 20,350
100 American Express Co 5.850% 11/05/27 A 102,744
50 American International Group Inc 3.900% 4/01/26 BBB+ 48,487
60 Banco Santander SA 1.722% 9/14/27 A- 52,675

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Financials (continued)
$ 50 Bank of America Corp 4.827% 7/22/26 A+ $ 49,341
210 Bank of America Corp 1.734% 7/22/27 A+ 188,156
100 Bank of America Corp 4.376% 4/27/28 A+ 96,294
40 Bank of Montreal 1.250% 9/15/26 A 35,475
60 Bank of New York Mellon Corp/The 0.750% 1/28/26 A+ 54,041
100 Bank of Nova Scotia/The (3) 1.350% 6/24/26 A 89,334
100 Barclays PLC 2.279% 11/24/27 BBB+ 88,977
30 Boston Properties LP 2.750% 10/01/26 BBB+ 27,061
10 Brandywine Operating Partnership LP 3.950% 11/15/27 BBB- 8,145
20 Brixmor Operating Partnership LP 3.900% 3/15/27 BBB- 18,577
30 Canadian Imperial Bank of Commerce 3.300% 4/07/25 A 28,886
20 Canadian Imperial Bank of Commerce 3.945% 8/04/25 A 19,430
30 Capital One Financial Corp 2.636% 3/03/26 BBB+ 28,209
100 Capital One Financial Corp 3.800% 1/31/28 BBB+ 92,666
30 Centene Corp 4.250% 12/15/27 BBB- 28,258
60 Charles Schwab Corp/The 1.150% 5/13/26 A 53,354
30 Charles Schwab Corp/The 2.450% 3/03/27 A 27,096
10 Charles Schwab Corp/The 5.643% 5/19/29 A 10,087
20 Chubb INA Holdings Inc 3.150% 3/15/25 A 19,329
120 Citigroup Inc 3.290% 3/17/26 A- 115,144
100 Citigroup Inc 4.658% 5/24/28 A- 97,550
80 Citizens Financial Group Inc 2.850% 7/27/26 BBB+ 73,144
60 Cooperatieve Rabobank UA 4.375% 8/04/25 BBB+ 58,124
50 Deutsche Bank AG/New York NY 2.129% 11/24/26 BBB 45,304
20 Digital Realty Trust LP 3.700% 8/15/27 BBB 18,699
90 Discover Bank 2.450% 9/12/24 BBB+ 85,907
30 Elevance Health Inc 3.650% 12/01/27 BBB 28,454
40 Equitable Holdings Inc 4.350% 4/20/28 BBB+ 37,956
40 Fifth Third Bancorp 1.707% 11/01/27 BBB+ 34,604
30 GATX Corp 3.250% 9/15/26 BBB 27,723
100 Goldman Sachs Group Inc/The 5.700% 11/01/24 A 99,877
100 Goldman Sachs Group Inc/The 4.482% 8/23/28 A 96,774
10 Healthpeak OP LLC 3.250% 7/15/26 BBB+ 9,507
100 HSBC Holdings PLC 4.755% 6/09/28 A- 96,391
10 Hudson Pacific Properties LP (3) 5.950% 2/15/28 BBB- 8,297
60 Huntington Bancshares Inc/OH 4.000% 5/15/25 BBB+ 57,794
40 ING Groep NV 1.726% 4/01/27 A- 35,881
100 JPMorgan Chase & Co 1.578% 4/22/27 A+ 90,032
170 JPMorgan Chase & Co 2.947% 2/24/28 A+ 156,588
100 JPMorgan Chase & Co 4.851% 7/25/28 A+ 98,616
20 Kimco Realty OP LLC 3.800% 4/01/27 BBB+ 18,740
30 Lincoln National Corp (3) 3.625% 12/12/26 BBB+ 28,044
50 Lloyds Banking Group PLC 4.582% 12/10/25 BBB+ 48,202
30 Manulife Financial Corp 4.150% 3/04/26 A- 29,250
80 Mizuho Financial Group Inc 2.651% 5/22/26 A- 75,250
100 Morgan Stanley 2.630% 2/18/26 A 95,223
100 Morgan Stanley 4.679% 7/17/26 A 98,028
100 Morgan Stanley 5.164% 4/20/29 A+ 98,947
100 Nasdaq Inc 5.350% 6/28/28 BBB 100,172
50 NatWest Group PLC 4.800% 4/05/26 A- 48,680
40 NatWest Group PLC 7.472% 11/10/26 A- 41,253
30 Nomura Holdings Inc 2.648% 1/16/25 BBB+ 28,530
20 ORIX Corp 5.000% 9/13/27 A- 19,827
50 PNC Financial Services Group Inc/The 1.150% 8/13/26 A- 44,305
50 PNC Financial Services Group Inc/The 4.758% 1/26/27 A- 49,126
20 Progressive Corp/The 2.500% 3/15/27 A 18,399
30 Radian Group Inc 4.500% 10/01/24 BBB- 29,237
10 Royal Bank of Canada 0.750% 10/07/24 A+ 9,440
50 Royal Bank of Canada 1.200% 4/27/26 A+ 44,829
50 Santander Holdings USA Inc 2.490% 1/06/28 BBB+ 43,451

Nuveen ESG 1-5 Year U.S. Aggregate Bond ETF (NUSA)
(continued)
Portfolio of Investments
July 31, 2023

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Financials (continued)
$ 110 Santander UK Group Holdings PLC 1.673% 6/14/27 BBB+ $ 96,351
10 SITE Centers Corp 4.700% 6/01/27 BBB- 9,364
70 State Street Corp 5.820% 11/04/28 A+ 71,457
100 Sumitomo Mitsui Financial Group Inc 3.784% 3/09/26 A- 95,722
10 Synchrony Financial 4.875% 6/13/25 BBB- 9,662
10 Toronto-Dominion Bank/The 4.285% 9/13/24 A+ 9,848
50 Toronto-Dominion Bank/The 1.200% 6/03/26 A+ 44,534
40 Toronto-Dominion Bank/The 1.250% 9/10/26 A+ 35,476
130 Truist Financial Corp 4.260% 7/28/26 A- 125,818
170 UBS Group AG 3.750% 3/26/25 A- 164,454
100 UBS Group AG 4.550% 4/17/26 A- 96,964
50 US Bancorp 3.100% 4/27/26 A- 47,223
20 Ventas Realty LP 3.850% 4/01/27 BBB+ 18,747
60 Westpac Banking Corp 2.894% 2/04/30 BBB+ 56,360
40 Willis North America Inc 4.650% 6/15/27 BBB 38,796
Total Financials 4,643,438
Industrial - 11.5%
50 3M Co 2.250% 9/19/26 A- 45,853
50 Alibaba Group Holding Ltd 3.400% 12/06/27 A+ 46,676
160 Amazon.com Inc (3) 1.000% 5/12/26 AA- 144,474
10 Amcor Finance USA Inc 3.625% 4/28/26 BBB 9,471
100 American Honda Finance Corp 5.250% 7/07/26 A- 100,396
50 American Tower Corp 3.650% 3/15/27 BBB- 46,984
70 Amgen Inc 3.200% 11/02/27 BBB+ 65,340
100 Astrazeneca Finance LLC 1.200% 5/28/26 A- 90,367
80 AT&T Inc 1.700% 3/25/26 BBB 72,674
100 AutoZone Inc 5.050% 7/15/26 BBB 99,730
20 Baxter International Inc 2.600% 8/15/26 BBB 18,467
20 Becton Dickinson & Co 3.700% 6/06/27 BBB 19,084
100 Bristol-Myers Squibb Co 3.200% 6/15/26 A 95,603
50 Broadcom Corp / Broadcom Cayman Finance Ltd 3.875% 1/15/27 BBB- 47,671
20 Canadian Pacific Railway Co 1.750% 12/02/26 BBB 18,011
100 Caterpillar Financial Services Corp 0.800% 11/13/25 A 91,009
20 Celanese US Holdings LLC 6.165% 7/15/27 BBB- 20,143
50 Cigna Group/The 1.250% 3/15/26 BBB+ 45,134
20 CNH Industrial Capital LLC 1.450% 7/15/26 BBB 17,905
100 Comcast Corp 3.300% 4/01/27 A- 94,703
100 Conagra Brands Inc 5.300% 10/01/26 BBB- 99,599
40 Crown Castle Inc 2.900% 3/15/27 BBB- 36,732
80 CVS Health Corp 2.875% 6/01/26 BBB 75,317
30 CVS Health Corp 3.625% 4/01/27 BBB 28,560
6 Dell International LLC / EMC Corp 6.020% 6/15/26 BBB 6,083
70 Dell International LLC / EMC Corp 5.250% 2/01/28 BBB 70,151
10 Discovery Communications LLC 3.950% 3/20/28 BBB- 9,332
20 Dollar General Corp 4.625% 11/01/27 BBB 19,566
10 DXC Technology Co 1.800% 9/15/26 BBB 8,802
80 Eastern Energy Gas Holdings LLC 2.500% 11/15/24 BBB+ 76,682
20 eBay Inc 1.400% 5/10/26 BBB+ 18,093
10 Equinix Inc 1.450% 5/15/26 BBB 8,968
10 Equinix Inc 1.800% 7/15/27 BBB 8,744
50 Fidelity National Information Services Inc 1.650% 3/01/28 BBB 42,810
50 Fiserv Inc 5.450% 3/02/28 BBB 50,529
10 Fortive Corp 3.150% 6/15/26 BBB 9,427
20 General Mills Inc 4.200% 4/17/28 BBB 19,333
90 General Motors Financial Co Inc 5.400% 4/06/26 BBB 89,477
40 Gilead Sciences Inc 2.950% 3/01/27 BBB+ 37,529
40 Global Payments Inc 1.500% 11/15/24 BBB- 37,788
50 Global Payments Inc 4.950% 8/15/27 BBB- 49,011
10 HCA Inc 5.250% 6/15/26 BBB- 9,910

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Industrial (continued)
$ 10 HCA Inc 4.500% 2/15/27 BBB- $ 9,719
50 HCA Inc, 144A 3.125% 3/15/27 BBB- 46,099
50 Home Depot Inc/The 2.125% 9/15/26 A 46,264
30 HP Inc 1.450% 6/17/26 BBB 27,174
20 Illumina Inc 5.750% 12/13/27 BBB 20,063
100 Intel Corp 2.600% 5/19/26 A 94,327
100 International Business Machines Corp 3.300% 5/15/26 A- 95,441
10 Jabil Inc 4.250% 5/15/27 BBB- 9,572
150 John Deere Capital Corp 0.700% 1/15/26 A 135,601
100 John Deere Capital Corp 4.950% 7/14/28 A 100,736
100 Johnson & Johnson 0.550% 9/01/25 AAA 91,659
20 Kellogg Co 3.400% 11/15/27 BBB 18,817
10 Kinder Morgan Inc 1.750% 11/15/26 BBB 8,941
20 Kinder Morgan Inc 4.300% 3/01/28 BBB 19,200
30 Kraft Heinz Foods Co 3.000% 6/01/26 BBB 28,371
10 Kyndryl Holdings Inc 2.050% 10/15/26 BBB 8,711
10 Laboratory Corp of America Holdings 1.550% 6/01/26 BBB 9,016
10 Laboratory Corp of America Holdings 3.600% 9/01/27 BBB 9,506
10 Lennox International Inc 1.700% 8/01/27 BBB 8,749
30 Lowe's Cos Inc 4.800% 4/01/26 BBB+ 29,783
10 Marathon Petroleum Corp 5.125% 12/15/26 BBB 9,959
40 Mastercard Inc 4.875% 3/09/28 A+ 40,420
20 McKesson Corp 1.300% 8/15/26 BBB+ 17,893
100 Microsoft Corp 2.400% 8/08/26 AAA 93,692
10 Mondelez International Inc 2.625% 3/17/27 BBB 9,219
25 Moody's Corp 3.750% 3/24/25 BBB+ 24,317
20 Motorola Solutions Inc 4.600% 2/23/28 BBB- 19,431
30 MPLX LP 4.125% 3/01/27 BBB 28,830
20 MPLX LP 4.250% 12/01/27 BBB 19,124
60 National Fuel Gas Co 5.200% 7/15/25 BBB- 58,862
10 Nokia Oyj 4.375% 6/12/27 BBB- 9,440
60 Oracle Corp 2.950% 11/15/24 BBB 58,144
80 Oracle Corp 2.800% 4/01/27 BBB 73,871
20 Parker-Hannifin Corp 4.250% 9/15/27 BBB+ 19,478
40 PayPal Holdings Inc 2.400% 10/01/24 A- 38,582
10 PayPal Holdings Inc 3.900% 6/01/27 A- 9,689
100 PepsiCo Inc 2.625% 3/19/27 A+ 93,660
100 Pfizer Investment Enterprises Pte Ltd 4.450% 5/19/26 A+ 98,783
20 Phillips 66 Co 3.750% 3/01/28 BBB+ 18,770
100 Procter & Gamble Co/The 1.900% 2/01/27 AA- 91,860
30 Regal Rexnord Corp, 144A 6.050% 4/15/28 BBB- 29,817
10 Republic Services Inc (3) 2.900% 7/01/26 BBB+ 9,409
20 Rogers Communications Inc 3.200% 3/15/27 BBB- 18,554
20 Roper Technologies Inc 1.400% 9/15/27 BBB 17,368
20 Ryder System Inc 2.850% 3/01/27 BBB+ 18,449
20 S&P Global Inc 2.450% 3/01/27 A- 18,467
50 Sabine Pass Liquefaction LLC 5.000% 3/15/27 BBB 49,522
20 Sherwin-Williams Co/The 3.450% 6/01/27 BBB 18,933
40 Shire Acquisitions Investments Ireland DAC 3.200% 9/23/26 BBB+ 37,590
50 Stanley Black & Decker Inc 2.300% 2/24/25 BBB+ 47,475
20 Starbucks Corp 3.500% 3/01/28 BBB+ 18,842
20 Sysco Corp 3.250% 7/15/27 BBB 18,745
50 Target Corp (3) 2.250% 4/15/25 A 47,659
100 Toyota Motor Corp 5.275% 7/13/26 A1 100,889
150 Toyota Motor Credit Corp 4.450% 5/18/26 A+ 148,278
40 TransCanada PipeLines Ltd 4.250% 5/15/28 BBB+ 38,457
30 Verizon Communications Inc 3.000% 3/22/27 BBB+ 27,988
60 Verizon Communications Inc 2.100% 3/22/28 BBB+ 52,482
50 Visa Inc 3.150% 12/14/25 AA- 47,927
20 VMware Inc 1.400% 8/15/26 BBB- 17,720

Nuveen ESG 1-5 Year U.S. Aggregate Bond ETF (NUSA)
(continued)
Portfolio of Investments
July 31, 2023

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Industrial (continued)
$ 10 VMware Inc 3.900% 8/21/27 BBB- $ 9,486
100 Walt Disney Co/The 1.750% 1/13/26 A- 92,472
40 Warnermedia Holdings Inc 3.755% 3/15/27 BBB- 37,441
20 Waste Management Inc 3.150% 11/15/27 BBB+ 18,739
20 Western Union Co/The 1.350% 3/15/26 BBB 17,871
100 Weyerhaeuser Co 4.750% 5/15/26 BBB 98,610
Total Industrial 4,713,101
Utility - 2.2%
50 American Electric Power Co Inc 5.750% 11/01/27 BBB 51,226
10 American Water Capital Corp 2.950% 9/01/27 BBB+ 9,232
20 Atmos Energy Corp 3.000% 6/15/27 A- 18,673
45 Avangrid Inc 3.150% 12/01/24 BBB 43,333
40 Berkshire Hathaway Energy Co 4.050% 4/15/25 A- 39,131
10 CenterPoint Energy Inc 2.500% 9/01/24 BBB 9,630
20 CMS Energy Corp 3.000% 5/15/26 BBB 18,718
40 DTE Energy Co 1.050% 6/01/25 BBB 36,812
30 Enel Americas SA 4.000% 10/25/26 BBB 28,687
40 Entergy Louisiana LLC 5.590% 10/01/24 A 39,946
19 Evergy Inc 2.450% 9/15/24 BBB 18,281
20 Evergy Kansas Central Inc 2.550% 7/01/26 A 18,590
130 Eversource Energy 2.900% 3/01/27 BBB+ 119,863
60 Exelon Corp 3.400% 4/15/26 BBB 57,216
30 Fortis Inc/Canada 3.055% 10/04/26 BBB- 27,799
30 Interstate Power and Light Co 3.250% 12/01/24 BBB+ 29,059
30 Louisville Gas and Electric Co 3.300% 10/01/25 A 28,811
50 National Rural Utilities Cooperative Finance Corp 3.450% 6/15/25 A 48,194
30 NiSource Inc 0.950% 8/15/25 BBB 27,484
20 Oncor Electric Delivery Co LLC 2.950% 4/01/25 A 19,181
20 Public Service Electric and Gas Co 2.250% 9/15/26 A 18,528
100 Sempra 5.400% 8/01/26 BBB 99,997
50 Southern California Edison Co 4.900% 6/01/26 A- 49,485
50 WEC Energy Group Inc 5.000% 9/27/25 BBB+ 49,677
Total Utility 907,553
Total Corporate Debt
(cost $10,494,602) 10,264,092
Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
X 4,080,444 SECURITIZED - 9.9%
X 4,080,444
$ 100 American Express Credit Account Master Trust 2023-1 4.870% 5/15/28 AAA $ 99,608
20 BA Credit Card Trust 2021 A1 0.440% 9/15/26 AAA 19,287
50 BANK 2021-BNK34 1.935% 6/15/63 AAA 44,382
100 Barclays Dryrock Issuance Trust 2021 1 0.630% 7/15/27 AAA 94,536
100 Benchmark 2021-B29 Mortgage Trust 2.024% 9/15/54 AAA 88,090
100 Capital One Multi-Asset Execution Trust 2021 A3 1.040% 11/15/26 AAA 94,545
7 Carmax Auto Owner Trust 2020-1 1.890% 12/16/24 AAA 7,197
100 Citigroup Commercial Mortgage Trust 2016-GC37 3.314% 4/10/49 AAA 93,386
121 COMM 2014-LC17 Mortgage Trust 3.648% 10/10/47 AAA 117,394
23 Dell Equipment Finance Trust 2022 1, 144A 2.110% 8/23/27 AAA 22,337
100 Discover Card Execution Note Trust 2021 A1 0.580% 9/15/26 AAA 94,513
47 Fannie Mae Pool FN MA3392 3.500% 6/01/33 N/R 44,489
79 Fannie Mae Pool FN MA3798 3.000% 10/01/34 AAA 73,959
22 Fannie Mae Pool FN MA3828 3.000% 11/01/34 N/R 20,192
24 Fannie Mae Pool FN MA3897 3.000% 1/01/35 AAA 22,082
268 Fannie Mae Pool FN MA3985 3.000% 4/01/35 AAA 250,397
103 Fannie Mae Pool FN MA3986 3.500% 4/01/35 AAA 98,231
269 Fannie Mae Pool FN MA4075 2.500% 7/01/35 AAA 244,866
300 Fannie Mae Pool FN MA4206 2.000% 12/01/35 AAA 266,995
220 Fannie Mae Pool FN MA4469 1.500% 11/01/36 AAA 189,561

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
$ 115 Fannie Mae Pool FN MA4470 , (WI/DD) 2.000% 11/01/36 AAA $ 101,699
173 Fannie Mae Pool FN MA4567 2.000% 3/01/37 AAA 152,670
214 Fannie Mae Pool FN MA4568 2.500% 3/01/37 AAA 194,065
88 Fannie Mae Pool FN MA4583 2.500% 4/01/37 AAA 79,398
222 Fannie Mae Pool FN MA4602 2.000% 5/01/37 AAA 196,017
94 Fannie Mae Pool FN MA4994 4.000% 4/01/38 AAA 91,005
191 Fannie Mae Pool FN MA4990 4.500% 4/01/38 AAA 187,060
101 Fannie Mae Pool FN MA5023 4.000% 5/01/38 AAA 97,467
98 Fannie Mae Pool FN MA5093 5.000% 7/01/38 AAA 97,644
84 Freddie Mac Gold Pool FG G18642 3.500% 4/01/32 AAA 80,537
200 Freddie Mac Multifamily Structured Pass Through
Certificates 2015 K046
3.205% 3/25/25 AAA 193,069
100 Freddie Mac Multifamily Structured Pass Through
Certificates 2023 K505
4.819% 6/25/28 AAA 100,303
18 HPEFS Equipment Trust 2022 1A, 144A 1.020% 5/21/29 AAA 18,223
50 John Deere Owner Trust 2021 B 0.740% 5/15/28 AAA 46,210
12 MMAF Equipment Finance LLC 2019-A , 144A 2.930% 3/10/26 AAA 11,552
100 Santander Drive Auto Receivables Trust 2022-4 % N/R 97,427
61 SoFi Professional Loan Program 2020-C Trust , 144A 1.950% 2/15/46 AAA 54,992
50 Toyota Auto Receivables 2021-B Owner Trust 0.530% 10/15/26 AAA 46,181
90 Verizon Master Trust 2021 1 0.500% 5/20/27 AAA 86,262
71 Wells Fargo Commercial Mortgage Trust 2016-C32 3.324% 1/15/59 AAA 69,021
100 Wells Fargo Commercial Mortgage Trust 2018-C44 3.948% 5/15/51 AAA 93,595
Total Securitized
(cost $4,267,709) 4,080,444
Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
X 2,520,645 GOVERNMENT RELATED - 6.1%
X 2,520,645
Government Agency - 3.4%
$ 100 Export Development Canada 4.375% 6/29/26 AAA $ 99,276
100 Federal National Mortgage Association 0.625% 4/22/25 N/R 92,697
300 Federal National Mortgage Association 0.540% 10/27/25 AAA 272,595
50 Japan Bank for International Cooperation 0.625% 7/15/25 A+ 45,766
200 Japan Bank for International Cooperation 4.250% 4/27/26 A+ 196,398
100 Kreditanstalt fuer Wiederaufbau 1.250% 1/31/25 AAA 94,291
100 Kreditanstalt fuer Wiederaufbau 0.625% 1/22/26 AAA 90,513
245 Kreditanstalt fuer Wiederaufbau (3) 3.625% 4/01/26 AAA 238,728
20 Landwirtschaftliche Rentenbank 0.500% 5/27/25 AAA 18,395
30 Oesterreichische Kontrollbank AG 2.875% 5/23/25 AA+ 28,796
30 Svensk Exportkredit AB 0.625% 5/14/25 AA+ 27,667
200 Svensk Exportkredit AB 4.375% 2/13/26 AA+ 197,512
Total Government Agency 1,402,634
Sovereign Debt - 2.7%
50 African Development Bank 0.875% 7/22/26 AAA 44,772
90 Asian Development Bank 4.250% 1/09/26 AAA 89,016
150 Asian Development Bank 1.000% 4/14/26 AAA 136,179
70 Canada Government International Bond (3) 3.750% 4/26/28 AAA 68,417
30 European Bank for Reconstruction & Development 0.500% 5/19/25 AAA 27,645
100 European Investment Bank 2.750% 8/15/25 AAA 95,806
100 European Investment Bank 2.375% 5/24/27 AAA 92,817
60 Inter-American Development Bank 0.875% 4/03/25 AAA 55,926
100 Inter-American Development Bank 4.500% 5/15/26 AAA 99,675
100 International Bank for Reconstruction & Development 0.625% 4/22/25 AAA 92,633
200 International Bank for Reconstruction & Development 2.500% 7/29/25 AAA 190,830
50 International Finance Corp 3.625% 9/15/25 AAA 48,741

Nuveen ESG 1-5 Year U.S. Aggregate Bond ETF (NUSA)
(continued)
Portfolio of Investments
July 31, 2023

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Sovereign Debt (continued)
$ 75 International Finance Corp 4.500% 7/13/28 AAA $ 75,554
Total Sovereign Debt 1,118,011
Total Government Related
(cost $2,532,548) 2,520,645
Total Long-Term Investments
(cost $41,429,283) 40,466,157
Shares Description (1) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING -   1.2%
499,160 State Street Navigator Securities Lending Government
Money Market Portfolio (4)
5.340%(5) $ 499,160
Total Investments Purchased with Collateral from Securities Lending
(cost $499,160) 499,160
Total Investments
(cost $ 41,928,443 ) - 99 .7% 40,965,317
Other Assets & Liabilities, Net - 0.3% 123,293
Net Assets - 100% $ 41,088,610
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) The Fund uses credit quality ratings for its portfolio securities provided by Moody’s, S&P and Fitch. If all three of Moody’s, S&P, and Fitch provide a rating for a security, the middle is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody’s, S&P or Fitch. Ratings are not covered by the report of independent registered public accounting firm.
(3) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $485,085.
(4) The Fund may loan securities representing up to one third of the market value of its total assets (which includes collateral for securities on loan)
to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a market value, at the inception of each loan, equal to not less than 100% of the market value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(5) The rate shown is the one-day yield as of the end of the reporting period.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
S&P Standard & Poor's
WI/DD Purchased on a when-issued or delayed delivery basis.
See Notes to Financial Statements

Nuveen ESG High Yield Corporate Bond ETF
(NUHY)
Portfolio of Investments July 31, 2023
Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
LONG-TERM INVESTMENTS - 97.4%
X 100,412,372 CORPORATE DEBT - 97.4%
X 100,412,372
Financials - 8.1%
$ 110 Brookfield Property REIT Inc / BPR Cumulus LLC / BPR
Nimbus LLC / GGSI Sellco LL, 144A
5.750% 5/15/26 B+ $ 103,198
400 Brookfield Property REIT Inc / BPR Cumulus LLC / BPR
Nimbus LLC / GGSI Sellco LL, 144A
4.500% 4/01/27 B+ 346,000
250 Coinbase Global Inc, 144A 3.375% 10/01/28 BB 175,014
250 Coinbase Global Inc, 144A 3.625% 10/01/31 BB 157,758
140 Compass Group Diversified Holdings LLC, 144A 5.250% 4/15/29 B+ 127,457
80 Curo Group Holdings Corp, 144A 7.500% 8/01/28 CCC+ 18,200
9 Diversified Healthcare Trust 4.375% 3/01/31 CCC- 6,560
301 Global Aircraft Leasing Co Ltd, (cash 6.500%, PIK 7.250%),
144A
6.500% 9/15/24 B 283,477
200 Global Atlantic Fin Co, 144A 4.700% 10/15/51 BB+ 143,903
170 HAT Holdings I LLC / HAT Holdings II LLC, 144A 3.375% 6/15/26 BB+ 153,548
160 Howard Hughes Corp/The, 144A 5.375% 8/01/28 BB- 146,800
140 Howard Hughes Corp/The, 144A 4.375% 2/01/31 BB- 115,189
50 Icahn Enterprises LP / Icahn Enterprises Finance Corp 4.750% 9/15/24 BB- 48,370
250 Kennedy-Wilson Inc 4.750% 3/01/29 B 203,750
150 Kennedy-Wilson Inc 5.000% 3/01/31 BB 116,250
100 Liberty Mutual Group Inc, 144A 4.125% 12/15/51 BB+ 79,909
150 MGIC Investment Corp 5.250% 8/15/28 BB+ 142,818
200 Molina Healthcare Inc, 144A 4.375% 6/15/28 BB- 183,385
200 Molina Healthcare Inc, 144A 3.875% 11/15/30 BB- 171,086
70 Molina Healthcare Inc, 144A 3.875% 5/15/32 BB- 58,396
540 MPT Operating Partnership LP / MPT Finance Corp 4.625% 8/01/29 BB+ 428,928
100 Nationstar Mortgage Holdings Inc, 144A 5.500% 8/15/28 B 90,570
100 Nationstar Mortgage Holdings Inc, 144A 5.750% 11/15/31 B 84,860
100 OneMain Finance Corp 7.125% 3/15/26 BB 99,061
467 OneMain Finance Corp 6.625% 1/15/28 BB 442,767
200 Park Intermediate Holdings LLC / PK Domestic Property
LLC / PK Finance Co-Issuer, 144A
7.500% 6/01/25 B+ 200,970
450 Park Intermediate Holdings LLC / PK Domestic Property
LLC / PK Finance Co-Issuer, 144A
5.875% 10/01/28 B+ 415,125
350 Park Intermediate Holdings LLC / PK Domestic Property
LLC / PK Finance Co-Issuer, 144A
4.875% 5/15/29 B+ 305,813
200 PennyMac Financial Services Inc, 144A 5.375% 10/15/25 B+ 191,122
275 PennyMac Financial Services Inc, 144A 5.750% 9/15/31 B+ 232,634
360 PROG Holdings Inc, 144A 6.000% 11/15/29 B+ 325,811
430 RHP Hotel Properties LP / RHP Finance Corp 4.750% 10/15/27 B+ 404,333
390 RHP Hotel Properties LP / RHP Finance Corp, 144A 4.500% 2/15/29 B+ 347,588
100 Rocket Mortgage LLC / Quicken Loans Co-Issuer Inc, 144A 2.875% 10/15/26 BB+ 89,000
300 Rocket Mortgage LLC / Quicken Loans Co-Issuer Inc, 144A 3.625% 3/01/29 BB+ 255,744
300 Rocket Mortgage LLC / Quicken Loans Co-Issuer Inc, 144A 3.875% 3/01/31 BB+ 246,750
200 Rocket Mortgage LLC / Quicken Loans Co-Issuer Inc, 144A 4.000% 10/15/33 BB+ 158,628
100 SLM Corp 4.200% 10/29/25 BB+ 93,917
1 SLM Corp 3.125% 11/02/26 BB+ 880
110 Starwood Property Trust Inc, 144A 4.375% 1/15/27 BB- 97,625
150 Synchrony Financial 7.250% 2/02/33 BB+ 140,655
260 UniCredit SpA, 144A 5.459% 6/30/35 BB+ 226,927
150 Western Alliance Bancorp 3.000% 6/15/31 BB+ 123,401
370 XHR LP, 144A 6.375% 8/15/25 B+ 363,769
260 XHR LP, 144A 4.875% 6/01/29 B+ 226,174
Total Financials 8,374,120

Nuveen ESG High Yield Corporate Bond ETF (NUHY)
(continued)
Portfolio of Investments
July 31, 2023

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Industrial - 88.2%
$ 92 1011778 BC ULC / New Red Finance Inc, 144A 3.875% 1/15/28 BB $ 84,256
200 180 Medical Inc, 144A 3.875% 10/15/29 BB 175,106
100 ACCO Brands Corp, 144A 4.250% 3/15/29 BB- 85,320
260 AdaptHealth LLC, 144A 4.625% 8/01/29 B 213,133
300 AdaptHealth LLC, 144A 5.125% 3/01/30 B 248,227
200 Air Canada, 144A 3.875% 8/15/26 BB 185,592
100 Albertsons Cos Inc / Safeway Inc / New Albertsons LP /
Albertsons LLC, 144A
3.250% 3/15/26 BB- 92,944
500 Albertsons Cos Inc / Safeway Inc / New Albertsons LP /
Albertsons LLC, 144A
4.625% 1/15/27 BB- 473,824
250 Albertsons Cos Inc / Safeway Inc / New Albertsons LP /
Albertsons LLC, 144A
5.875% 2/15/28 BB- 243,437
150 Albertsons Cos Inc / Safeway Inc / New Albertsons LP /
Albertsons LLC, 144A
6.500% 2/15/28 BB- 149,410
350 Albertsons Cos Inc / Safeway Inc / New Albertsons LP /
Albertsons LLC, 144A
4.875% 2/15/30 BB- 321,125
150 Allison Transmission Inc, 144A 5.875% 6/01/29 BB 145,122
100 Allison Transmission Inc, 144A 3.750% 1/30/31 BB 84,538
280 AMC Entertainment Holdings Inc, (cash 10.000%, PIK
12.000%), 144A
10.000% 6/15/26 CCC- 191,800
300 AMC Entertainment Holdings Inc, 144A (3) 7.500% 2/15/29 CCC+ 205,500
10 AMC Networks Inc 4.250% 2/15/29 BB- 5,554
100 American Airlines Group Inc, 144A 3.750% 3/01/25 CCC 95,109
380 American Axle & Manufacturing Inc 5.000% 10/01/29 B 324,191
150 AmeriGas Partners LP / AmeriGas Finance Corp, 144A 9.375% 6/01/28 B+ 152,910
180 Amkor Technology Inc, 144A 6.625% 9/15/27 BB 180,471
100 AMN Healthcare Inc, 144A 4.625% 10/01/27 BB- 94,000
100 Antero Midstream Partners LP / Antero Midstream Finance
Corp, 144A
7.875% 5/15/26 BB- 102,110
300 Antero Midstream Partners LP / Antero Midstream Finance
Corp, 144A
5.750% 1/15/28 BB- 288,474
100 Antero Midstream Partners LP / Antero Midstream Finance
Corp, 144A
5.375% 6/15/29 BB 93,747
100 APX Group Inc, 144A 6.750% 2/15/27 BB 97,500
550 APX Group Inc, 144A 5.750% 7/15/29 B 477,464
1,100 Aramark Services Inc, 144A 6.375% 5/01/25 B+ 1,100,017
120 Archrock Partners LP / Archrock Partners Finance Corp,
144A
6.875% 4/01/27 B+ 116,999
740 Archrock Partners LP / Archrock Partners Finance Corp,
144A
6.250% 4/01/28 B+ 697,450
80 Ardagh Metal Packaging Finance USA LLC / Ardagh Metal
Packaging Finance PLC, 144A
4.000% 9/01/29 B 65,432
100 Asbury Automotive Group Inc, 144A 4.625% 11/15/29 BB 88,470
100 Asbury Automotive Group Inc, 144A 5.000% 2/15/32 BB 87,150
120 ASGN Inc, 144A 4.625% 5/15/28 BB- 110,035
410 Aston Martin Capital Holdings Ltd, 144A (3) 10.500% 11/30/25 CCC+ 414,495
230 Avantor Funding Inc, 144A 4.625% 7/15/28 BB- 213,402
100 Avantor Funding Inc, 144A 3.875% 11/01/29 BB- 87,511
120 Avient Corp, 144A 5.750% 5/15/25 BB- 118,326
100 Avis Budget Car Rental LLC / Avis Budget Finance Inc,
144A (3)
4.750% 4/01/28 B+ 90,458
330 Avis Budget Car Rental LLC / Avis Budget Finance Inc,
144A
5.375% 3/01/29 B+ 307,038
160 Axalta Coating Systems LLC, 144A 3.375% 2/15/29 B+ 136,933
190 Axalta Coating Systems LLC / Axalta Coating Systems
Dutch Holding B BV, 144A (3)
4.750% 6/15/27 B+ 181,202
80 Ball Corp 4.875% 3/15/26 BB+ 78,211
220 Ball Corp 2.875% 8/15/30 BB+ 181,493
200 Ball Corp 3.125% 9/15/31 BB+ 164,186
230 Bath & Body Works Inc, 144A 6.625% 10/01/30 BB 222,268
100 Bausch Health Cos Inc, 144A 4.875% 6/01/28 B- 60,630

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Industrial (continued)
$ 720 Bausch Health Cos Inc, 144A (3) 11.000% 9/30/28 CCC+ $ 530,821
150 Black Knight InfoServ LLC, 144A 3.625% 9/01/28 BB- 137,250
200 Block Inc 2.750% 6/01/26 BB 182,072
150 Block Inc 3.500% 6/01/31 BB 125,636
60 Bombardier Inc, 144A 7.875% 4/15/27 B- 59,809
200 Brookfield Residential Properties Inc / Brookfield
Residential US LLC, 144A
6.250% 9/15/27 B+ 184,900
200 Brookfield Residential Properties Inc / Brookfield
Residential US LLC, 144A
4.875% 2/15/30 B+ 162,449
60 Builders FirstSource Inc, 144A 5.000% 3/01/30 BB- 56,093
371 Builders FirstSource Inc, 144A 4.250% 2/01/32 BB- 321,926
260 Cable One Inc, 144A (3) 4.000% 11/15/30 B 205,400
550 Camelot Finance SA, 144A 4.500% 11/01/26 B+ 518,737
30 Carnival Corp, 144A 9.875% 8/01/27 B+ 31,365
400 Carvana Co, 144A 5.625% 10/01/25 C 358,499
300 Carvana Co, 144A 5.500% 4/15/27 C 219,851
300 Carvana Co, 144A 5.875% 10/01/28 C 181,831
146 Carvana Co, 144A 10.250% 5/01/30 C 118,812
500 Catalent Pharma Solutions Inc, 144A 5.000% 7/15/27 B+ 468,382
300 Catalent Pharma Solutions Inc, 144A (3) 3.500% 4/01/30 B+ 251,250
400 CCO Holdings LLC / CCO Holdings Capital Corp, 144A 5.375% 6/01/29 BB- 365,542
550 CCO Holdings LLC / CCO Holdings Capital Corp, 144A 4.750% 3/01/30 BB- 476,722
610 CCO Holdings LLC / CCO Holdings Capital Corp, 144A 4.500% 8/15/30 BB- 516,851
810 CCO Holdings LLC / CCO Holdings Capital Corp, 144A 4.250% 2/01/31 BB- 665,894
320 CCO Holdings LLC / CCO Holdings Capital Corp, 144A 4.750% 2/01/32 BB- 264,195
600 CCO Holdings LLC / CCO Holdings Capital Corp 4.500% 5/01/32 BB- 489,218
200 CCO Holdings LLC / CCO Holdings Capital Corp, 144A 4.500% 6/01/33 BB- 158,260
200 CCO Holdings LLC / CCO Holdings Capital Corp, 144A 4.250% 1/15/34 BB- 153,724
100 Cedar Fair LP / Canada's Wonderland Co / Magnum
Management Corp / Millennium Op, 144A
5.500% 5/01/25 BB 98,978
200 Central Parent Inc / CDK Global Inc, 144A 7.250% 6/15/29 B+ 197,797
210 CGG SA, 144A (3) 8.750% 4/01/27 B- 177,494
110 Charles River Laboratories International Inc, 144A 3.750% 3/15/29 BB 97,064
100 Charles River Laboratories International Inc, 144A 4.000% 3/15/31 BB 87,176
450 Chart Industries Inc, 144A 7.500% 1/01/30 B+ 461,182
450 Chart Industries Inc, 144A 9.500% 1/01/31 B 482,625
710 Chemours Co/The, 144A 5.750% 11/15/28 B+ 651,434
420 Chemours Co/The, 144A (3) 4.625% 11/15/29 B+ 354,509
300 CHS/Community Health Systems Inc, 144A 8.000% 3/15/26 B- 294,597
800 CHS/Community Health Systems Inc, 144A 5.625% 3/15/27 B 711,837
650 CHS/Community Health Systems Inc, 144A (3) 8.000% 12/15/27 B- 635,567
800 CHS/Community Health Systems Inc, 144A 6.000% 1/15/29 B- 684,000
200 CHS/Community Health Systems Inc, 144A 6.875% 4/15/29 CCC 132,552
300 CHS/Community Health Systems Inc, 144A 6.125% 4/01/30 CCC 189,097
200 CHS/Community Health Systems Inc, 144A 5.250% 5/15/30 B- 159,807
250 CHS/Community Health Systems Inc, 144A 4.750% 2/15/31 B- 189,395
350 Cinemark USA Inc, 144A (3) 5.250% 7/15/28 B 306,148
100 Clarios Global LP / Clarios US Finance Co, 144A 6.250% 5/15/26 B+ 99,926
100 Clarios Global LP / Clarios US Finance Co, 144A (3) 8.500% 5/15/27 CCC+ 101,249
200 Clarios Global LP / Clarios US Finance Co, 144A 6.750% 5/15/28 B+ 200,893
418 Clarivate Science Holdings Corp, 144A 3.875% 7/01/28 B+ 372,594
970 Clarivate Science Holdings Corp, 144A 4.875% 7/01/29 CCC+ 861,653
310 Clear Channel Outdoor Holdings Inc, 144A (3) 5.125% 8/15/27 B 284,658
420 Clear Channel Outdoor Holdings Inc, 144A (3) 7.750% 4/15/28 CCC 351,217
410 Clear Channel Outdoor Holdings Inc, 144A (3) 7.500% 6/01/29 CCC 326,364
100 Cogent Communications Group Inc, 144A 3.500% 5/01/26 BB- 92,737
450 Coherent Corp, 144A (3) 5.000% 12/15/29 B+ 405,000
262 Commscope Inc, 144A 6.000% 3/01/26 B 240,389
490 Commscope Inc, 144A (3) 8.250% 3/01/27 CCC+ 370,942
110 Commscope Inc, 144A 7.125% 7/01/28 CCC+ 72,600

Nuveen ESG High Yield Corporate Bond ETF (NUHY)
(continued)
Portfolio of Investments
July 31, 2023

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Industrial (continued)
$ 355 Commscope Inc, 144A 4.750% 9/01/29 B $ 273,487
260 Consensus Cloud Solutions Inc, 144A (3) 6.500% 10/15/28 B 224,901
200 Consolidated Communications Inc, 144A 6.500% 10/01/28 B- 157,000
300 Covanta Holding Corp, 144A 4.875% 12/01/29 B 264,934
100 Crestwood Midstream Partners LP / Crestwood Midstream
Finance Corp, 144A
5.625% 5/01/27 BB 95,000
110 Crestwood Midstream Partners LP / Crestwood Midstream
Finance Corp, 144A
6.000% 2/01/29 BB- 103,675
12 Crowdstrike Holdings Inc 3.000% 2/15/29 BB- 10,360
150 Crown Americas LLC / Crown Americas Capital Corp VI 4.750% 2/01/26 BB 145,004
130 Darling Ingredients Inc, 144A 5.250% 4/15/27 BB+ 126,432
760 DaVita Inc, 144A 4.625% 6/01/30 B+ 648,509
480 DaVita Inc, 144A 3.750% 2/15/31 B+ 383,826
100 Delta Air Lines Inc 2.900% 10/28/24 BB+ 96,067
100 Delta Air Lines Inc 7.375% 1/15/26 BB+ 103,812
220 Diamond Sports Group LLC / Diamond Sports Finance Co,
144A (4)
6.625% 8/15/27 N/R 5,150
800 Directv Financing LLC / Directv Financing Co-Obligor Inc,
144A
5.875% 8/15/27 BB 722,179
200 Domtar Corp, 144A 6.750% 10/01/28 BB- 174,613
100 DT Midstream Inc, 144A 4.125% 6/15/29 BB+ 88,662
141 DT Midstream Inc, 144A 4.375% 6/15/31 BB+ 122,408
50 Dycom Industries Inc, 144A 4.500% 4/15/29 BB- 45,181
210 Edgewell Personal Care Co, 144A 5.500% 6/01/28 BB- 198,975
50 Edgewell Personal Care Co, 144A 4.125% 4/01/29 BB- 43,738
550 Elanco Animal Health Inc (3) 6.650% 8/28/28 B+ 542,724
150 Elastic NV, 144A 4.125% 7/15/29 B+ 130,139
200 Element Solutions Inc, 144A 3.875% 9/01/28 B+ 176,753
150 Encompass Health Corp 4.500% 2/01/28 B+ 139,334
400 Encompass Health Corp 4.750% 2/01/30 B+ 363,573
240 Energizer Holdings Inc, 144A 4.750% 6/15/28 B 215,575
250 Energizer Holdings Inc, 144A 4.375% 3/31/29 B 216,705
150 EnLink Midstream LLC, 144A 5.625% 1/15/28 BB+ 146,641
200 Entegris Escrow Corp, 144A 5.950% 6/15/30 BB 191,798
350 EQM Midstream Partners LP, 144A 6.500% 7/01/27 BB- 348,335
300 EQM Midstream Partners LP 5.500% 7/15/28 BB- 288,652
12 EQM Midstream Partners LP, 144A 7.500% 6/01/30 BB- 12,375
100 Fair Isaac Corp, 144A 4.000% 6/15/28 BB 91,778
350 Frontier Communications Holdings LLC, 144A 5.875% 10/15/27 B 320,575
400 Frontier Communications Holdings LLC, 144A 5.000% 5/01/28 B 338,963
350 Frontier Communications Holdings LLC, 144A 8.750% 5/15/30 B 337,675
400 Frontier Communications Holdings LLC, 144A 8.625% 3/15/31 B 382,733
215 Gap Inc/The, 144A 3.625% 10/01/29 B+ 160,326
355 Gartner Inc, 144A 4.500% 7/01/28 BB+ 331,868
4 Gartner Inc, 144A 3.625% 6/15/29 BB+ 3,525
440 Gates Global LLC / Gates Corp, 144A 6.250% 1/15/26 B- 434,520
150 Gen Digital Inc, 144A 6.750% 9/30/27 BB- 150,523
150 Gen Digital Inc, 144A (3) 7.125% 9/30/30 BB- 151,160
110 Glatfelter Corp, 144A 4.750% 11/15/29 B 76,038
200 Go Daddy Operating Co LLC / GD Finance Co Inc, 144A 5.250% 12/01/27 BB- 191,000
300 Goodyear Tire & Rubber Co/The 5.000% 7/15/29 BB- 276,632
140 Grand Canyon University 4.125% 10/01/24 BB+ 132,160
350 Gray Television Inc, 144A 7.000% 5/15/27 B 302,750
100 Gray Television Inc, 144A 4.750% 10/15/30 B 70,356
180 Griffon Corp 5.750% 3/01/28 B- 169,409
200 Grifols SA, 144A 4.750% 10/15/28 B- 175,343
200 GrubHub Holdings Inc, 144A 5.500% 7/01/27 B- 142,604
100 H&E Equipment Services Inc, 144A 3.875% 12/15/28 B+ 87,868
750 Hawaiian Brand Intellectual Property Ltd / HawaiianMiles
Loyalty Ltd, 144A
5.750% 1/20/26 B+ 707,946
100 Herbalife Nutrition Ltd / HLF Financing Inc, 144A 7.875% 9/01/25 B+ 94,998

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Industrial (continued)
$ 510 Herc Holdings Inc, 144A 5.500% 7/15/27 B+ $ 490,083
350 Hertz Corp/The, 144A 4.625% 12/01/26 B+ 316,208
90 Hertz Corp/The, 144A 5.000% 12/01/29 B 74,348
200 Hilton Domestic Operating Co Inc, 144A 5.750% 5/01/28 BB 196,963
200 Hilton Domestic Operating Co Inc, 144A 3.750% 5/01/29 BB 178,194
60 Hilton Domestic Operating Co Inc 4.875% 1/15/30 BB 56,250
400 Hilton Domestic Operating Co Inc, 144A 4.000% 5/01/31 BB 348,903
310 Hilton Grand Vacations Borrower Escrow LLC / Hilton
Grand Vacations Borrower Esc, 144A
5.000% 6/01/29 B 277,075
208 Hilton Grand Vacations Borrower Escrow LLC / Hilton
Grand Vacations Borrower Esc, 144A
4.875% 7/01/31 B 177,802
100 HLF Financing Sarl LLC / Herbalife International Inc, 144A 4.875% 6/01/29 B+ 76,000
170 Hologic Inc, 144A 3.250% 2/15/29 BB 148,750
100 Horizon Therapeutics USA Inc, 144A 5.500% 8/01/27 B+ 101,000
107 Howmet Aerospace Inc 6.875% 5/01/25 BB+ 108,630
200 Howmet Aerospace Inc 3.000% 1/15/29 BB+ 174,588
150 iHeartCommunications Inc 6.375% 5/01/26 B+ 129,645
300 iHeartCommunications Inc 8.375% 5/01/27 B- 205,233
154 iHeartCommunications Inc, 144A 5.250% 8/15/27 BB- 121,161
150 iHeartCommunications Inc, 144A (3) 4.750% 1/15/28 B+ 115,312
120 Ingevity Corp, 144A 3.875% 11/01/28 BB- 103,574
200 IQVIA Inc, 144A 5.000% 5/15/27 BB- 192,860
120 Iron Mountain Inc, 144A 5.250% 3/15/28 BB- 112,562
100 Iron Mountain Inc, 144A 5.000% 7/15/28 BB- 92,602
390 Iron Mountain Inc, 144A 4.875% 9/15/29 BB- 351,788
111 Iron Mountain Inc, 144A 5.250% 7/15/30 BB- 100,344
160 Iron Mountain Information Management Services Inc, 144A 5.000% 7/15/32 BB- 138,462
320 ITT Holdings LLC, 144A 6.500% 8/01/29 B 273,679
150 Kinetik Holdings LP, 144A 5.875% 6/15/30 BB+ 144,188
10 Lamar Media Corp 4.000% 2/15/30 BB- 8,805
150 Lamb Weston Holdings Inc, 144A 4.875% 5/15/28 BB- 142,477
150 Level 3 Financing Inc, 144A 3.400% 3/01/27 BB 132,299
851 Level 3 Financing Inc, 144A 10.500% 5/15/30 BB 881,521
300 Lions Gate Capital Holdings LLC, 144A (3) 5.500% 4/15/29 B- 205,254
50 Lithia Motors Inc, 144A 3.875% 6/01/29 BB 43,057
100 Lumen Technologies Inc, 144A 4.000% 2/15/27 BB- 65,764
33 Macy's Retail Holdings LLC, 144A (3) 5.875% 4/01/29 BB+ 30,655
460 Marriott Ownership Resorts Inc, 144A 4.500% 6/15/29 B+ 398,765
150 Masonite International Corp, 144A 5.375% 2/01/28 BB 142,875
160 Match Group Holdings II LLC, 144A 4.625% 6/01/28 BB- 147,595
160 Match Group Holdings II LLC, 144A 4.125% 8/01/30 BB- 138,072
160 Match Group Holdings II LLC, 144A 3.625% 10/01/31 BB- 131,712
100 McGraw-Hill Education Inc, 144A 5.750% 8/01/28 B 87,800
140 McGraw-Hill Education Inc, 144A (3) 8.000% 8/01/29 CCC 120,400
120 Mercer International Inc 5.125% 2/01/29 B+ 98,262
64 Methanex Corp 5.125% 10/15/27 BB+ 60,415
150 Methanex Corp 5.250% 12/15/29 BB+ 137,318
130 Michaels Cos Inc/The, 144A (3) 5.250% 5/01/28 B+ 110,505
200 ModivCare Inc, 144A 5.875% 11/15/25 B 185,500
200 MoneyGram International, Inc. 9.000% 6/01/30 B 180,110
123 MPH Acquisition Holdings LLC, 144A 5.500% 9/01/28 BB- 107,216
50 Murphy Oil USA Inc 4.750% 9/15/29 BB 45,861
100 Murphy Oil USA Inc, 144A 3.750% 2/15/31 BB 84,875
50 NCL Corp Ltd, 144A 3.625% 12/15/24 CCC+ 48,018
350 NCL Corp Ltd, 144A 5.875% 3/15/26 CCC+ 331,190
350 NCL Corp Ltd, 144A 5.875% 2/15/27 B+ 340,840
350 NCL Corp Ltd, 144A 8.375% 2/01/28 B+ 364,884
310 NCL Corp Ltd, 144A (3) 7.750% 2/15/29 CCC+ 296,814
453 NCR Corp, 144A 5.750% 9/01/27 B 455,834
831 NCR Corp, 144A 5.000% 10/01/28 B 751,713

Nuveen ESG High Yield Corporate Bond ETF (NUHY)
(continued)
Portfolio of Investments
July 31, 2023

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Industrial (continued)
$ 400 NCR Corp, 144A 5.125% 4/15/29 B $ 357,700
153 NCR Corp, 144A 6.125% 9/01/29 B 155,508
300 New Fortress Energy Inc, 144A 6.750% 9/15/25 BB- 285,694
300 New Fortress Energy Inc, 144A 6.500% 9/30/26 BB- 275,267
100 Newell Brands Inc 4.875% 6/01/25 BB+ 96,755
350 Nexstar Media Inc, 144A 5.625% 7/15/27 B 329,038
288 Nexstar Media Inc, 144A 4.750% 11/01/28 B 253,821
71 Nordstrom Inc 4.375% 4/01/30 BB+ 59,889
250 NuStar Logistics LP 5.750% 10/01/25 BB- 245,625
150 NuStar Logistics LP 6.000% 6/01/26 BB- 147,624
150 NuStar Logistics LP 6.375% 10/01/30 BB- 144,668
60 ON Semiconductor Corp, 144A 3.875% 9/01/28 BB 54,345
200 Open Text Corp, 144A 3.875% 2/15/28 BB- 177,898
200 Open Text Holdings Inc, 144A 4.125% 12/01/31 BB- 165,779
310 Option Care Health Inc, 144A 4.375% 10/31/29 B- 273,695
700 Organon & Co / Organon Foreign Debt Co-Issuer BV, 144A 4.125% 4/30/28 BB 627,299
710 Organon & Co / Organon Foreign Debt Co-Issuer BV, 144A 5.125% 4/30/31 BB- 601,859
200 Outfront Media Capital LLC / Outfront Media Capital Corp,
144A
5.000% 8/15/27 B+ 184,875
500 Outfront Media Capital LLC / Outfront Media Capital Corp,
144A
4.250% 1/15/29 B 424,400
100 Outfront Media Capital LLC / Outfront Media Capital Corp,
144A (3)
4.625% 3/15/30 B 83,660
280 Owens & Minor Inc, 144A (3) 4.500% 3/31/29 B 240,753
200 Owens-Brockway Glass Container Inc, 144A 6.625% 5/13/27 B 198,865
300 Owens-Brockway Glass Container Inc, 144A 7.250% 5/15/31 B 304,866
20 Pactiv Evergreen Group Issuer Inc/Pactiv Evergreen Group
Issuer LLC, 144A
4.375% 9/30/28 B+ 17,680
120 Parkland Corp, 144A 5.875% 7/15/27 BB- 116,763
100 Parkland Corp/Canada, 144A 4.625% 5/01/30 BB 87,755
200 PBF Holding Co LLC / PBF Finance Corp (3) 6.000% 2/15/28 BB 188,848
391 Performance Food Group Inc, 144A 5.500% 10/15/27 B 378,604
185 Performance Food Group Inc, 144A 4.250% 8/01/29 BB- 164,339
100 PGT Innovations Inc, 144A 4.375% 10/01/29 B+ 92,764
100 Post Holdings Inc, 144A 5.625% 1/15/28 B 96,634
150 Post Holdings Inc, 144A 5.500% 12/15/29 B 139,302
350 Post Holdings Inc, 144A 4.625% 4/15/30 B 308,429
300 Post Holdings Inc, 144A 4.500% 9/15/31 B 255,417
250 PRA Health Sciences Inc, 144A 2.875% 7/15/26 BB+ 230,010
120 Prestige Brands Inc, 144A 3.750% 4/01/31 B+ 100,800
200 Prime Security Services Borrower LLC / Prime Finance Inc,
144A
5.750% 4/15/26 BB- 196,083
550 Prime Security Services Borrower LLC / Prime Finance Inc,
144A (3)
6.250% 1/15/28 B- 517,787
300 Primo Water Holdings Inc, 144A 4.375% 4/30/29 B+ 263,412
100 PTC Inc, 144A 3.625% 2/15/25 BB- 96,613
100 PTC Inc, 144A 4.000% 2/15/28 BB- 91,773
760 Rackspace Technology Global Inc, 144A 3.500% 2/15/28 B+ 339,941
210 Rackspace Technology Global Inc, 144A 5.375% 12/01/28 CCC- 58,148
301 Rakuten Group Inc, 144A 5.125% N/A (5) B 204,680
355 Rakuten Group Inc, 144A 6.250% N/A (5) B 173,950
100 RB Global Inc, 144A 6.750% 3/15/28 BB 101,250
200 RB Global Inc, 144A 7.750% 3/15/31 B+ 208,441
410 Realogy Group LLC / Realogy Co-Issuer Corp, 144A 5.750% 1/15/29 B 303,382
300 ROBLOX Corp, 144A 3.875% 5/01/30 BB 252,037
200 Royal Caribbean Cruises Ltd, 144A 5.500% 8/31/26 B- 191,808
200 Royal Caribbean Cruises Ltd, 144A 5.375% 7/15/27 B- 190,165
7 SABRE GLBL INC, 144A 9.250% 4/15/25 B- 6,563
840 SBA Communications Corp 3.875% 2/15/27 BB- 773,868
100 Scripps Escrow Inc, 144A 5.875% 7/15/27 B 83,522
260 Seagate HDD Cayman 4.091% 6/01/29 BB 228,482

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Industrial (continued)
$ 8 Seagate HDD Cayman, 144A 9.625% 12/01/32 BB $ 8,636
100 Sealed Air Corp, 144A 6.125% 2/01/28 BB 99,551
580 SeaWorld Parks & Entertainment Inc, 144A 5.250% 8/15/29 B- 522,000
1,140 Select Medical Corp, 144A 6.250% 8/15/26 B- 1,130,285
220 Sensata Technologies BV, 144A 4.000% 4/15/29 BB- 194,408
100 Sensata Technologies Inc, 144A 3.750% 2/15/31 BB- 84,458
183 Service Corp International/US 5.125% 6/01/29 BB- 173,850
200 Service Corp International/US 4.000% 5/15/31 BB- 170,500
300 Sinclair Television Group Inc, 144A 4.125% 12/01/30 BB- 195,597
235 Sirius XM Radio Inc, 144A 3.125% 9/01/26 BB- 212,041
310 Sirius XM Radio Inc, 144A 5.000% 8/01/27 BB- 288,018
92 Sirius XM Radio Inc, 144A 4.000% 7/15/28 BB- 80,048
360 Sirius XM Radio Inc, 144A 5.500% 7/01/29 BB- 328,921
300 Sirius XM Radio Inc, 144A 4.125% 7/01/30 BB- 247,071
240 Sirius XM Radio Inc, 144A 3.875% 9/01/31 BB- 187,910
350 Six Flags Entertainment Corporation (3) 7.250% 5/15/31 N/R 334,351
380 Sotheby's, 144A 7.375% 10/15/27 B 336,628
100 Spectrum Brands Inc, 144A 3.875% 3/15/31 B 82,476
650 Spirit AeroSystems Inc, 144A 7.500% 4/15/25 B- 649,707
150 Spirit AeroSystems Inc, 144A 9.375% 11/30/29 BB- 160,567
200 Spirit Loyalty Cayman Ltd / Spirit IP Cayman Ltd, 144A 8.000% 9/20/25 BB 201,756
150 SPX FLOW Inc, 144A (3) 8.750% 4/01/30 CCC 138,330
10 SS&C Technologies Inc, 144A 5.500% 9/30/27 B 9,661
200 Stagwell Global LLC, 144A 5.625% 8/15/29 B 170,173
500 Studio City Finance Ltd, 144A 6.000% 7/15/25 B+ 472,500
200 Studio City Finance Ltd, 144A 6.500% 1/15/28 B+ 173,294
400 Studio City Finance Ltd, 144A 5.000% 1/15/29 B+ 308,156
300 Suburban Propane Partners LP/Suburban Energy Finance
Corp, 144A
5.000% 6/01/31 BB- 256,035
100 Summit Materials LLC / Summit Materials Finance Corp,
144A
5.250% 1/15/29 BB- 94,341
250 Sunoco LP / Sunoco Finance Corp 6.000% 4/15/27 BB 247,932
200 Sunoco LP / Sunoco Finance Corp 4.500% 5/15/29 BB 179,579
130 Superior Plus LP / Superior General Partner Inc, 144A 4.500% 3/15/29 BB- 114,263
850 Syneos Health Inc, 144A 3.625% 1/15/29 B+ 841,524
100 Tallgrass Energy Partners LP / Tallgrass Energy Finance
Corp, 144A
6.000% 9/01/31 BB- 86,996
211 Taylor Morrison Communities Inc, 144A 5.125% 8/01/30 BB- 196,969
190 TEGNA Inc 5.000% 9/15/29 BB- 169,338
50 Teleflex Inc, 144A 4.250% 6/01/28 BB- 45,973
100 Tempur Sealy International Inc, 144A 4.000% 4/15/29 BB+ 86,681
800 Tenet Healthcare Corp 4.875% 1/01/26 BB- 774,280
300 Tenet Healthcare Corp 6.250% 2/01/27 B+ 294,498
551 Tenet Healthcare Corp 5.125% 11/01/27 BB- 523,226
230 Tenet Healthcare Corp 4.625% 6/15/28 BB- 212,848
600 Tenet Healthcare Corp (3) 6.125% 10/01/28 B- 571,554
400 Tenet Healthcare Corp 4.250% 6/01/29 BB- 358,416
480 Tenet Healthcare Corp 4.375% 1/15/30 BB- 428,105
480 Terex Corp, 144A 5.000% 5/15/29 B+ 446,626
650 Thor Industries Inc, 144A (3) 4.000% 10/15/29 B+ 558,368
40 TopBuild Corp, 144A 4.125% 2/15/32 BB 34,320
10 TransDigm Inc 5.500% 11/15/27 B- 9,478
60 TransDigm Inc 4.875% 5/01/29 B- 53,989
110 Transocean Inc, 144A 11.500% 1/30/27 CCC+ 115,348
100 Travel + Leisure Co, 144A 6.625% 7/31/26 BB- 99,544
100 Travel + Leisure Co, 144A 4.500% 12/01/29 BB- 85,937
290 TreeHouse Foods Inc 4.000% 9/01/28 CCC+ 253,243
300 Trivium Packaging Finance BV, 144A 5.500% 8/15/26 B 285,027
300 Trivium Packaging Finance BV, 144A 8.500% 8/15/27 CCC 288,589
810 Tronox Inc, 144A 4.625% 3/15/29 B+ 671,472

Nuveen ESG High Yield Corporate Bond ETF (NUHY)
(continued)
Portfolio of Investments
July 31, 2023

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Industrial (continued)
$ 250 TTM Technologies Inc, 144A 4.000% 3/01/29 BB- $ 213,125
130 Twilio Inc 3.875% 3/15/31 BB- 110,124
900 Uber Technologies Inc, 144A 7.500% 5/15/25 B 910,092
110 Uber Technologies Inc, 144A 8.000% 11/01/26 B 112,220
760 Uber Technologies Inc, 144A 7.500% 9/15/27 B 775,733
650 Uber Technologies Inc, 144A 6.250% 1/15/28 B 644,969
570 Uber Technologies Inc, 144A (3) 4.500% 8/15/29 B 526,832
150 United Natural Foods Inc, 144A (3) 6.750% 10/15/28 B- 124,956
343 United Rentals North America Inc 5.250% 1/15/30 BB 326,702
99 United Rentals North America Inc 4.000% 7/15/30 BB 87,555
400 Uniti Group LP / Uniti Group Finance Inc / CSL Capital LLC,
144A
10.500% 2/15/28 B 397,608
700 Uniti Group LP / Uniti Group Finance Inc / CSL Capital LLC,
144A
4.750% 4/15/28 B 583,949
110 Univision Communications Inc, 144A 6.625% 6/01/27 B+ 107,026
24 Univision Communications Inc, 144A 4.500% 5/01/29 B+ 20,767
100 UPC Holding BV, 144A 5.500% 1/15/28 B 89,000
160 US Foods Inc, 144A 6.250% 4/15/25 B+ 160,403
228 US Foods Inc, 144A 4.750% 2/15/29 B- 209,705
100 US Foods Inc, 144A 4.625% 6/01/30 B- 89,945
250 Vail Resorts Inc, 144A 6.250% 5/15/25 BB- 250,663
460 Valvoline Inc, 144A 4.250% 2/15/30 B+ 452,525
450 Valvoline Inc, 144A 3.625% 6/15/31 B+ 370,580
200 Vertiv Group Corp, 144A 4.125% 11/15/28 B+ 179,534
100 Viasat Inc, 144A 5.625% 4/15/27 BB 90,087
308 Victoria's Secret & Co, 144A (3) 4.625% 7/15/29 B+ 231,097
100 Videotron Ltd, 144A 5.125% 4/15/27 BB 96,427
150 Videotron Ltd, 144A (3) 3.625% 6/15/29 BB 130,500
10 Virgin Media Finance PLC, 144A 5.000% 7/15/30 B 8,206
450 Vodafone Group PLC 7.000% 4/04/79 BB+ 462,603
145 Vodafone Group PLC 4.125% 6/04/81 BB+ 115,311
1,300 VZ Secured Financing BV, 144A 5.000% 1/15/32 B+ 1,056,409
1,000 Weatherford International Ltd, 144A 8.625% 4/30/30 B- 1,024,877
521 WESCO Distribution Inc, 144A 7.250% 6/15/28 BB 531,305
150 Williams Scotsman International Inc, 144A 6.125% 6/15/25 B 149,033
140 Williams Scotsman International Inc, 144A 4.625% 8/15/28 B 128,760
1,010 Windstream Escrow LLC / Windstream Escrow Finance
Corp, 144A
7.750% 8/15/28 B- 850,683
350 WMG Acquisition Corp, 144A 3.875% 7/15/30 BB 305,866
51 WMG Acquisition Corp, 144A (3) 3.000% 2/15/31 BB 41,693
200 Wolverine World Wide Inc, 144A 4.000% 8/15/29 BB- 157,110
140 Wyndham Hotels & Resorts Inc, 144A 4.375% 8/15/28 BB- 128,127
310 Xerox Holdings Corp, 144A 5.500% 8/15/28 BB 272,048
326 Yum! Brands Inc, 144A 4.750% 1/15/30 BB- 304,063
310 Zayo Group Holdings Inc, 144A (3) 6.125% 3/01/28 CCC 191,126
910 Ziggo BV, 144A 4.875% 1/15/30 B+ 770,543
180 ZipRecruiter Inc, 144A 5.000% 1/15/30 BB- 153,450
200 ZoomInfo Technologies LLC/ZoomInfo Finance Corp, 144A 3.875% 2/01/29 B+ 171,787
Total Industrial 90,859,066
Utility - 1.1%
10 Calpine Corp, 144A 5.000% 2/01/31 B+ 8,417
200 Clearway Energy Operating LLC, 144A 4.750% 3/15/28 BB 185,531
110 Clearway Energy Operating LLC, 144A 3.750% 2/15/31 BB 91,168
150 Edison International 8.125% 6/15/53 BB+ 153,576
750 Enviva Partners LP / Enviva Partners Finance Corp, 144A (3) 6.500% 1/15/26 B+ 632,662
100 NextEra Energy Operating Partners LP, 144A 4.250% 7/15/24 BB+ 98,125

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Utility (continued)
$ 11 TerraForm Power Operating LLC, 144A 4.750% 1/15/30 BB- $ 9,707
Total Utility 1,179,186
Total Corporate Debt
(cost $106,987,089) 100,412,372
Total Long-Term Investments
(cost $106,987,089) 100,412,372
Shares Description (1) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING -   8.0%
8,236,454 State Street Navigator Securities Lending Government
Money Market Portfolio (6)
5.340%(7) $ 8,236,454
Total Investments Purchased with Collateral from Securities Lending
(cost $8,236,454) 8,236,454
Total Investments
(cost $ 115,223,543 ) - 105 .4% 108,648,826
Other Assets & Liabilities, Net - (5.4)% (5,605,588)
Net Assets - 100% $ 103,043,238
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) The Fund uses credit quality ratings for its portfolio securities provided by Moody’s, S&P and Fitch. If all three of Moody’s, S&P, and Fitch provide a rating for a security, the middle is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody’s, S&P or Fitch. Ratings are not covered by the report of independent registered public accounting firm.
(3) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $7,900,919.
(4) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(5) Perpetual security. Maturity date is not applicable.
(6) The Fund may loan securities representing up to one third of the market value of its total assets (which includes collateral for securities on loan)
to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a market value, at the inception of each loan, equal to not less than 100% of the market value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(7) The rate shown is the one-day yield as of the end of the reporting period.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
PIK Payment-in-kind (“PIK”) security.  Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both.  The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
REIT Real Estate Investment Trust
See Notes to Financial Statements

Nuveen ESG U.S. Aggregate Bond ETF (NUBD)
Portfolio of Investments July 31, 2023
Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
LONG-TERM INVESTMENTS - 98.6%
X 108,249,339 U.S. TREASURY - 39.6%
X 108,249,339
$ 262 United States Treasury Note/Bond 1.250% 8/31/24 AAA $ 250,701
3,090 United States Treasury Note/Bond 2.125% 9/30/24 AAA 2,978,591
1,454 United States Treasury Note/Bond 2.125% 11/30/24 AAA 1,395,783
300 United States Treasury Note/Bond 4.250% 12/31/24 AAA 296,027
600 United States Treasury Note/Bond 1.125% 1/15/25 AAA 565,969
2,824 United States Treasury Note/Bond 1.375% 1/31/25 AAA 2,670,666
600 United States Treasury Note/Bond 4.625% 2/28/25 AAA 595,477
1,200 United States Treasury Note/Bond 3.875% 3/31/25 AAA 1,176,938
1,500 United States Treasury Note/Bond 0.250% 5/31/25 AAA 1,376,836
2,000 United States Treasury Note/Bond 4.250% 5/31/25 AAA 1,974,844
400 United States Treasury Note/Bond 4.625% 6/30/25 AAA 397,781
950 United States Treasury Note/Bond 0.250% 8/31/25 AAA 864,352
3,900 United States Treasury Note/Bond 0.250% 9/30/25 AAA 3,540,773
800 United States Treasury Note/Bond 0.250% 10/31/25 AAA 723,750
1,820 United States Treasury Note/Bond 0.375% 11/30/25 AAA 1,646,745
1,300 United States Treasury Note/Bond 0.375% 12/31/25 AAA 1,174,266
3,500 United States Treasury Note/Bond 0.375% 1/31/26 AAA 3,150,000
500 United States Treasury Note/Bond 0.500% 2/28/26 AAA 450,195
1,900 United States Treasury Note/Bond 0.750% 3/31/26 AAA 1,720,168
3,200 United States Treasury Note/Bond 0.750% 4/30/26 AAA 2,887,125
700 United States Treasury Note/Bond 0.750% 5/31/26 AAA 629,973
1,700 United States Treasury Note/Bond 0.875% 6/30/26 AAA 1,533,984
1,100 United States Treasury Note/Bond 0.625% 7/31/26 AAA 981,836
1,450 United States Treasury Note/Bond 0.750% 8/31/26 AAA 1,295,768
2,600 United States Treasury Note/Bond 0.875% 9/30/26 AAA 2,329,844
900 United States Treasury Note/Bond 1.125% 10/31/26 AAA 810,668
1,600 United States Treasury Note/Bond 1.250% 11/30/26 AAA 1,444,187
1,100 United States Treasury Note/Bond 1.250% 12/31/26 AAA 991,375
1,750 United States Treasury Note/Bond 1.875% 2/28/27 AAA 1,606,104
500 United States Treasury Note/Bond 2.500% 3/31/27 AAA 468,828
1,250 United States Treasury Note/Bond 2.750% 4/30/27 AAA 1,181,104
2,000 United States Treasury Note/Bond 2.625% 5/31/27 AAA 1,879,453
900 United States Treasury Note/Bond 0.500% 6/30/27 AAA 777,375
2,500 United States Treasury Note/Bond 3.250% 6/30/27 AAA 2,404,199
1,000 United States Treasury Note/Bond 2.750% 7/31/27 AAA 942,930
2,186 United States Treasury Note/Bond 2.250% 8/15/27 AAA 2,020,428
100 United States Treasury Note/Bond 4.125% 9/30/27 AAA 99,344
1,600 United States Treasury Note/Bond 4.125% 10/31/27 AAA 1,589,812
888 United States Treasury Note/Bond 2.250% 11/15/27 AAA 817,931
320 United States Treasury Note/Bond 0.625% 11/30/27 AAA 274,312
1,600 United States Treasury Note/Bond 3.875% 11/30/27 AAA 1,575,375
3,798 United States Treasury Note/Bond 3.875% 12/31/27 AAA 3,740,140
1,500 United States Treasury Note/Bond 3.500% 1/31/28 AAA 1,454,941
2,344 United States Treasury Note/Bond 2.750% 2/15/28 AAA 2,200,796
1,200 United States Treasury Note/Bond 4.000% 2/29/28 AAA 1,189,219
3,200 United States Treasury Note/Bond 3.625% 3/31/28 AAA 3,121,000
2,000 United States Treasury Note/Bond 3.500% 4/30/28 AAA 1,939,922
1,100 United States Treasury Note/Bond 3.625% 5/31/28 AAA 1,073,703
1,900 United States Treasury Note/Bond 4.000% 6/30/28 AAA 1,884,711
1,500 United States Treasury Note/Bond 4.125% 7/31/28 AAA 1,496,367
650 United States Treasury Note/Bond 1.375% 10/31/28 AAA 564,891
300 United States Treasury Note/Bond 1.750% 1/31/29 AAA 264,727
1,470 United States Treasury Note/Bond 2.375% 5/15/29 AAA 1,336,954
514 United States Treasury Note/Bond 1.625% 8/15/29 AAA 446,939
500 United States Treasury Note/Bond 3.875% 12/31/29 AAA 493,027
100 United States Treasury Note/Bond 0.625% 5/15/30 AAA 79,793
1,000 United States Treasury Note/Bond 1.875% 2/15/32 AAA 849,258

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
$ 3,050 United States Treasury Note/Bond 2.875% 5/15/32 AAA $ 2,801,711
1,150 United States Treasury Note/Bond 2.750% 8/15/32 AAA 1,044,029
1,150 United States Treasury Note/Bond 4.125% 11/15/32 AAA 1,163,297
700 United States Treasury Note/Bond 3.500% 2/15/33 AAA 674,625
1,300 United States Treasury Note/Bond 3.375% 5/15/33 AAA 1,240,078
200 United States Treasury Note/Bond 1.125% 8/15/40 AAA 125,750
1,300 United States Treasury Note/Bond 1.875% 2/15/41 AAA 924,777
500 United States Treasury Note/Bond 2.250% 5/15/41 AAA 377,246
1,050 United States Treasury Note/Bond 1.750% 8/15/41 AAA 723,803
198 United States Treasury Note/Bond 2.000% 11/15/41 AAA 142,080
1,400 United States Treasury Note/Bond 2.375% 2/15/42 AAA 1,067,937
3,900 United States Treasury Note/Bond 3.250% 5/15/42 AAA 3,410,672
1,964 United States Treasury Note/Bond 2.750% 8/15/42 AAA 1,586,160
500 United States Treasury Note/Bond 3.375% 8/15/42 AAA 444,766
135 United States Treasury Note/Bond 2.750% 11/15/42 AAA 108,780
498 United States Treasury Note/Bond 4.000% 11/15/42 AAA 485,005
1,200 United States Treasury Note/Bond (3) 3.875% 5/15/43 AAA 1,147,125
4,221 United States Treasury Note/Bond 2.750% 8/15/47 AAA 3,303,922
1,850 United States Treasury Note/Bond 1.250% 5/15/50 AAA 1,008,539
700 United States Treasury Note/Bond 1.375% 8/15/50 AAA 394,461
200 United States Treasury Note/Bond 1.625% 11/15/50 AAA 120,477
3,800 United States Treasury Note/Bond 1.875% 2/15/51 AAA 2,440,461
1,100 United States Treasury Note/Bond 2.375% 5/15/51 AAA 794,062
160 United States Treasury Note/Bond 1.875% 11/15/51 AAA 102,369
1,300 United States Treasury Note/Bond 2.250% 2/15/52 AAA 911,980
1,350 United States Treasury Note/Bond 2.875% 5/15/52 AAA 1,087,119
550 United States Treasury Note/Bond 3.000% 8/15/52 AAA 454,480
949 United States Treasury Note/Bond 4.000% 11/15/52 AAA 948,110
550 United States Treasury Note/Bond 3.625% 2/15/53 AAA 512,961
1,150 United States Treasury Note/Bond 3.625% 5/15/53 AAA 1,074,352
Total U.S. Treasury
(cost $120,423,028) 108,249,339
Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
X 77,902,951 SECURITIZED - 28.5%
X 77,902,951
$ 50 AmeriCredit Automobile Receivables Trust 2021-2 1.010% 1/19/27 A+ $ 45,914
20 BA Credit Card Trust 2021 A1 0.440% 9/15/26 AAA 19,287
200 Bank 2019-BNK19 2.926% 8/15/61 AAA 171,719
100 BANK 2021-BNK34 1.935% 6/15/63 AAA 88,764
100 BANK 2021-BNK35 2.067% 6/15/64 AAA 85,538
500 BBCMS Mortgage Trust 2020-C6 2.690% 2/15/53 AAA 464,811
200 Benchmark 2021-B24 Mortgage Trust 2.264% 3/15/54 AAA 161,507
100 Benchmark 2021-B27 Mortgage Trust 2.703% 7/15/54 A- 61,911
100 Benchmark 2021-B28 Mortgage Trust 2.073% 8/15/54 AAA 84,998
100 BMO Mortgage Trust , (WI/DD) 7.355% 8/15/56 N/R 102,701
100 Capital One Multi-Asset Execution Trust 2022 A2 3.490% 5/15/27 AAA 96,798
100 CarMax Auto Owner Trust 2022 1 1.700% 8/16/27 AAA 92,307
7 Carmax Auto Owner Trust 2020-1 1.890% 12/16/24 AAA 7,197
75 Carvana Auto Receivables Trust 2022-N1 , 144A 4.130% 12/11/28 BBB 70,233
180 Citigroup Commercial Mortgage Trust 2016-C1 3.209% 5/10/49 AAA 167,723
500 COMM 2015-LC19 Mortgage Trust 3.183% 2/10/48 AAA 478,008
100 Discover Card Execution Note Trust 2021 A1 0.580% 9/15/26 AAA 94,513
89 Exeter Automobile Receivables Trust 2022-1 2.180% 6/15/26 AAA 88,533
232 Fannie Mae Pool FN MA2941 3.500% 3/01/32 N/R 221,623
69 Fannie Mae Pool FN MA3392 3.500% 6/01/33 N/R 66,392
148 Fannie Mae Pool FN MA3490 4.000% 10/01/33 N/R 143,325
54 Fannie Mae Pool FN MA3828 3.000% 11/01/34 N/R 50,480
110 Fannie Mae Pool FN MA3865 3.000% 12/01/34 N/R 102,425
132 Fannie Mae Pool FN MA3957 3.500% 3/01/35 N/R 125,399
585 Fannie Mae Pool FN MA4074 2.000% 7/01/35 N/R 520,548
523 Fannie Mae Pool FN MA4123 2.000% 9/01/35 N/R 465,490

Nuveen ESG U.S. Aggregate Bond ETF (NUBD)
(continued)
Portfolio of Investments
July 31, 2023

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
$ 509 Fannie Mae Pool FN MA4180 2.500% 11/01/35 N/R $ 463,249
509 Fannie Mae Pool FN MA4278 1.500% 3/01/36 N/R 437,988
604 Fannie Mae Pool FN MA4298 2.500% 3/01/36 N/R 549,831
151 Fannie Mae Pool FN MA4302 1.500% 4/01/36 N/R 129,694
68 Fannie Mae Pool FN MA4316 2.500% 4/01/36 N/R 61,631
173 Fannie Mae Pool FN MA4330 2.500% 5/01/36 N/R 157,268
313 Fannie Mae Pool FN MA4359 1.500% 6/01/36 N/R 269,046
71 Fannie Mae Pool FN MA4361 2.500% 6/01/36 N/R 64,841
159 Fannie Mae Pool FN MA4402 1.500% 8/01/36 N/R 137,241
295 Fannie Mae Pool FN MA4516 2.000% 1/01/37 N/R 260,345
236 Fannie Mae Pool FN MA4535 1.500% 2/01/37 AAA 203,095
1,164 Fannie Mae Pool FN MA4536 2.000% 2/01/37 N/R 1,028,579
347 Fannie Mae Pool FN MA4566 , (WI/DD) 1.500% 3/01/37 AAA 298,823
226 Fannie Mae Pool FN MA4602 , (WI/DD) 2.000% 5/01/37 AAA 199,937
107 Fannie Mae Pool FN MA4604 , (WI/DD) 3.000% 5/01/37 AAA 99,888
219 Fannie Mae Pool FN MA4629 3.000% 6/01/37 AAA 204,145
101 Fannie Mae Pool FN MA5042 4.500% 6/01/38 AAA 98,848
117 Fannie Mae Pool FN MA3890 3.000% 1/01/40 N/R 106,272
742 Fannie Mae Pool FN MA4268 2.000% 2/01/41 N/R 629,310
123 Fannie Mae Pool FN MA4310 1.500% 4/01/41 N/R 99,589
566 Fannie Mae Pool FN MA4334 2.500% 5/01/41 N/R 494,030
85 Fannie Mae Pool FN MA4364 2.000% 6/01/41 N/R 72,220
79 Fannie Mae Pool FN MA4366 2.500% 6/01/41 N/R 68,886
247 Fannie Mae Pool FN MA4387 2.000% 7/01/41 N/R 209,301
333 Fannie Mae Pool FN MA4423 2.500% 9/01/41 N/R 289,747
816 Fannie Mae Pool FN MA3143 3.000% 9/01/47 N/R 725,364
304 Fannie Mae Pool FN MA3120 3.500% 9/01/47 N/R 279,395
52 Fannie Mae Pool FN MA3182 3.500% 11/01/47 N/R 48,000
176 Fannie Mae Pool FN MA3358 4.500% 5/01/48 N/R 170,416
2,386 Fannie Mae Pool FN FM5665 3.500% 8/01/48 N/R 2,200,314
100 Fannie Mae Pool FN MA3536 4.000% 12/01/48 N/R 94,825
167 Fannie Mae Pool FN MA3574 3.500% 1/01/49 N/R 153,339
1,591 Fannie Mae Pool FN FM5488 4.000% 5/01/49 N/R 1,508,859
988 Fannie Mae Pool FN MA3774 3.000% 9/01/49 N/R 872,526
666 Fannie Mae Pool FN MA3905 3.000% 1/01/50 N/R 586,627
2,070 Fannie Mae Pool FN MA4182 2.000% 11/01/50 N/R 1,683,432
1,332 Fannie Mae Pool FN MA4208 2.000% 12/01/50 N/R 1,082,933
843 Fannie Mae Pool FN MA4254 1.500% 2/01/51 N/R 649,496
917 Fannie Mae Pool FN MA4255 2.000% 2/01/51 N/R 744,076
345 Fannie Mae Pool FN MA4304 1.500% 4/01/51 N/R 265,368
2,335 Fannie Mae Pool FN MA4305 2.000% 4/01/51 NR 1,896,458
88 Fannie Mae Pool FN MA4337 4.000% 4/01/51 N/R 82,552
845 Fannie Mae Pool FN MA4325 2.000% 5/01/51 N/R 685,123
318 Fannie Mae Pool FN MA4327 3.000% 5/01/51 N/R 279,216
1,801 Fannie Mae Pool FN MA4355 2.000% 6/01/51 N/R 1,460,062
628 Fannie Mae Pool FN MA4357 3.000% 6/01/51 N/R 550,897
179 Fannie Mae Pool FN MA4377 1.500% 7/01/51 N/R 137,302
260 Fannie Mae Pool FN MA4378 2.000% 7/01/51 N/R 210,963
452 Fannie Mae Pool FN MA4397 1.500% 8/01/51 N/R 347,992
1,359 Fannie Mae Pool FN MA4398 2.000% 8/01/51 N/R 1,103,208
984 Fannie Mae Pool FN MA4437 2.000% 10/01/51 N/R 797,960
337 Fannie Mae Pool FN MA4439 3.000% 10/01/51 N/R 295,105
732 Fannie Mae Pool FN MA4465 2.000% 11/01/51 N/R 594,117
1,468 Fannie Mae Pool FN MA4511 2.000% 12/01/51 N/R 1,189,303
7,258 Fannie Mae Pool FN MA4493 2.500% 12/01/51 N/R 6,123,910
859 Fannie Mae Pool FN MA4512 2.500% 1/01/52 N/R 723,512
475 Fannie Mae Pool FN MA4513 3.000% 1/01/52 N/R 417,013
1,458 Fannie Mae Pool FN MA4549 3.000% 2/01/52 N/R 1,276,472
1,370 Fannie Mae Pool FN MA4562 , (DD1) 2.000% 3/01/52 AAA 1,109,388
3,094 Fannie Mae Pool FN MA4563 2.500% 3/01/52 N/R 2,607,551
890 Fannie Mae Pool FN MA4565 3.500% 3/01/52 N/R 807,478
537 Fannie Mae Pool FN MA4578 , (WI/DD) 2.500% 4/01/52 AAA 452,787
464 Fannie Mae Pool FN MA4579 3.000% 4/01/52 N/R 405,786

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
$ 645 Fannie Mae Pool FN MA4644 4.000% 5/01/52 NR $ 601,992
282 Fannie Mae Pool FN MA4625 3.500% 6/01/52 AAA 255,904
923 Fannie Mae Pool FN MA4684 4.500% 6/01/52 N/R 883,303
409 Fannie Mae Pool FN MA4686 5.000% 6/01/52 AAA 399,613
563 Fannie Mae Pool FN MA4653 , (DD1) 3.000% 7/01/52 AAA 493,018
331 Fannie Mae Pool FN MA4655 4.000% 7/01/52 NR 308,806
380 Fannie Mae Pool FN MA4700 4.000% 7/01/52 AAA 355,076
562 Fannie Mae Pool FN MA4701 4.500% 7/01/52 AAA 538,206
747 Fannie Mae Pool FN MA4656 4.500% 7/01/52 AAA 715,118
367 Fannie Mae Pool FN MA4709 5.000% 7/01/52 AAA 358,832
1,017 Fannie Mae Pool FN MA4737 5.000% 8/01/52 NR 994,390
1,011 Fannie Mae Pool FN MA4738 5.500% 8/01/52 AAA 1,006,891
329 Fannie Mae Pool FN MA4731 3.500% 9/01/52 AAA 297,800
382 Fannie Mae Pool FN MA4732 4.000% 9/01/52 NR 356,532
484 Fannie Mae Pool FN MA4782 3.500% 10/01/52 AAA 438,318
289 Fannie Mae Pool FN MA4783 4.000% 10/01/52 AAA 269,590
375 Fannie Mae Pool FN MA4807 5.500% 11/01/52 AAA 372,955
635 Fannie Mae Pool FN MA4847 6.000% 11/01/52 AAA 640,691
264 Fannie Mae Pool FN MA4852 6.500% 11/01/52 AAA 269,252
474 Fannie Mae Pool FN MA4842 5.500% 12/01/52 AAA 470,813
1,014 Fannie Mae Pool FN MA4894 6.000% 1/01/53 AAA 1,019,627
727 Fannie Mae Pool FN MA4895 6.500% 1/01/53 AAA 741,462
296 Fannie Mae Pool FN MA5008 4.500% 5/01/53 AAA 283,627
399 Fannie Mae Pool FN MA5009 , (DD1) 5.000% 5/01/53 AAA 389,695
286 Fannie Mae Pool FN MA5012 6.500% 5/01/53 AAA 291,953
183 Fannie Mae-Aces 2018 M7 3.033% 3/25/28 N/R 171,429
250 Fannie Mae-Aces 2018 M10 3.357% 7/25/28 N/R 236,447
100 Ford Credit Auto Owner Trust 2022-A 1.290% 6/15/26 AAA 96,403
789 Freddie Mac Multifamily Structured Pass Through
Certificates 2019 K735
2.862% 5/25/26 N/R 746,959
99 Freddie Mac Multifamily Structured Pass Through
Certificates 2021 K742
0.861% 6/25/27 AAA 89,958
62 Freddie Mac Multifamily Structured Pass Through
Certificates 2021 K742
1.760% 3/25/28 AAA 54,477
100 Freddie Mac Multifamily Structured Pass Through
Certificates 2021 K743
1.770% 5/25/28 AAA 87,457
100 Freddie Mac Multifamily Structured Pass Through
Certificates 2023 K505
4.819% 6/25/28 AAA 100,303
319 Freddie Mac Multifamily Structured Pass Through
Certificates 2019 K094
2.701% 4/25/29 N/R 300,126
96 Freddie Mac Multifamily Structured Pass Through
Certificates 2021 K125
1.101% 8/25/30 AAA 81,517
98 Freddie Mac Multifamily Structured Pass Through
Certificates 2021 K127
1.353% 11/25/30 AAA 85,015
100 Freddie Mac Multifamily Structured Pass Through
Certificates 2021 K129
1.647% 5/25/31 N/R 80,052
99 Freddie Mac Multifamily Structured Pass Through
Certificates 2021 1520
2.007% 7/25/35 N/R 80,045
468 Ginnie Mae II Pool G2 MA3663 3.500% 5/20/46 N/R 436,350
59 Ginnie Mae II Pool G2 MA5264 4.000% 6/20/48 N/R 56,453
68 Ginnie Mae II Pool G2 MA5398 4.000% 8/20/48 N/R 64,800
416 Ginnie Mae II Pool G2 MA6038 3.000% 7/20/49 N/R 374,136
194 Ginnie Mae II Pool G2 MA6283 3.000% 11/20/49 N/R 174,554
760 Ginnie Mae II Pool G2 MA6338 3.000% 12/20/49 AAA 680,972
149 Ginnie Mae II Pool G2 MA6542 3.500% 3/20/50 AAA 139,037
77 Ginnie Mae II Pool G2 MA6600 3.500% 4/20/50 AAA 71,732
78 Ginnie Mae II Pool G2 MA6820 3.000% 8/20/50 AAA 69,630
743 Ginnie Mae II Pool G2 MA6864 2.000% 9/20/50 AAA 625,596
670 Ginnie Mae II Pool G2 MA6865 2.500% 9/20/50 AAA 580,257
81 Ginnie Mae II Pool G2 MA6931 2.500% 10/20/50 AAA 69,958
269 Ginnie Mae II Pool G2 MA6995 2.500% 11/20/50 AAA 232,721
474 Ginnie Mae II Pool G2 MA7051 2.000% 12/20/50 AAA 398,244
237 Ginnie Mae II Pool G2 MA7054 3.500% 12/20/50 AAA 219,568

Nuveen ESG U.S. Aggregate Bond ETF (NUBD)
(continued)
Portfolio of Investments
July 31, 2023

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
$ 445 Ginnie Mae II Pool G2 MA7136 2.500% 1/20/51 N/R $ 385,275
508 Ginnie Mae II Pool G2 MA7312 2.500% 4/20/51 AAA 439,238
562 Ginnie Mae II Pool G2 MA7367 2.500% 5/20/51 AAA 485,908
812 Ginnie Mae II Pool G2 MA7472 2.500% 7/20/51 AAA 701,537
806 Ginnie Mae II Pool G2 MA7704 2.000% 11/20/51 AAA 674,557
271 Ginnie Mae II Pool G2 MA7826 2.000% 1/20/52 AAA 226,538
179 Ginnie Mae II Pool G2 MA7827 2.500% 1/20/52 AAA 154,341
1,503 Ginnie Mae II Pool G2 MA7882 3.000% 2/20/52 AAA 1,337,964
1,070 Ginnie Mae II Pool G2 MA7935 , (DD1) 2.000% 3/20/52 AAA 895,039
232 Ginnie Mae II Pool G2 MA7936 , (WI/DD) 2.500% 3/20/52 AAA 199,958
453 Ginnie Mae II Pool G2 MA7937 3.000% 3/20/52 AAA 403,343
835 Ginnie Mae II Pool G2 MA7938 3.500% 3/20/52 AAA 766,552
470 Ginnie Mae II Pool G2 MA8046 4.500% 5/20/52 AAA 451,796
806 Ginnie Mae II Pool G2 MA8100 4.000% 6/20/52 AAA 758,564
236 Ginnie Mae II Pool G2 MA8101 4.500% 6/20/52 AAA 227,442
467 Ginnie Mae II Pool G2 MA8102 5.000% 6/20/52 AAA 457,906
476 Ginnie Mae II Pool G2 MA8151 4.500% 7/20/52 AAA 458,359
192 Ginnie Mae II Pool G2 MA8200 4.000% 8/20/52 AAA 180,878
192 Ginnie Mae II Pool G2 MA8201 4.500% 8/20/52 AAA 184,682
190 Ginnie Mae II Pool G2 MA8202 5.000% 8/20/52 AAA 186,448
192 Ginnie Mae II Pool G2 MA8266 3.500% 9/20/52 AAA 176,815
187 Ginnie Mae II Pool G2 MA8349 5.500% 10/20/52 AAA 186,331
195 Ginnie Mae II Pool G2 MA8428 5.000% 11/20/52 NR 190,890
193 Ginnie Mae II Pool G2 MA8430 6.000% 11/20/52 AAA 194,296
489 Ginnie Mae II Pool G2 MA8491 5.500% 12/20/52 AAA 485,823
195 Ginnie Mae II Pool G2 MA8492 6.000% 12/20/52 AAA 195,742
491 Ginnie Mae II Pool G2 MA8571 6.000% 1/20/53 AAA 493,010
294 Ginnie Mae II Pool G2 MA8572 6.500% 1/20/53 AAA 298,270
198 Ginnie Mae II Pool G2 MA8801 5.500% 4/20/53 AAA 197,208
199 Ginnie Mae II Pool G2 MA8876 4.000% 5/20/53 AAA 187,369
100 GM Financial Automobile Leasing Trust 2021-2 0.690% 5/20/25 AA+ 98,545
50 GM Financial Consumer Automobile Receivables Trust
2022-1
1.260% 11/16/26 AAA 47,890
200 GS Mortgage Securities Trust 2019-GC38 3.968% 2/10/52 AAA 184,768
57 Honda Auto Receivables 2021-2 Owner Trust 0.330% 8/15/25 AAA 55,047
50 John Deere Owner Trust 2021 B 0.740% 5/15/28 AAA 46,210
100 Morgan Stanley Capital I Trust 2021-L5 1.518% 5/15/54 AAA 88,011
52 Santander Drive Auto Receivables Trust 2021-2 0.900% 6/15/26 AA 51,193
100 Toyota Auto Receivables 2021-B Owner Trust 0.530% 10/15/26 AAA 92,361
90 Verizon Master Trust 2021 1 0.500% 5/20/27 AAA 86,262
142 Wells Fargo Commercial Mortgage Trust 2016-C32 3.324% 1/15/59 AAA 138,042
300 Wells Fargo Commercial Mortgage Trust 2019-C49 3.760% 3/15/52 AAA 277,457
69 World Omni Auto Receivables Trust 2021-B 0.420% 6/15/26 AAA 66,353
Total Securitized
(cost $89,549,341) 77,902,951
Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
X 69,054,348 CORPORATE DEBT - 25.2%
X 69,054,348
Financials - 8.3%
$ 180 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 2.450% 10/29/26 BBB $ 161,871
10 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.650% 7/21/27 BBB 9,231
150 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.300% 1/30/32 BBB 123,077
40 Aflac Inc 3.600% 4/01/30 A- 36,646
150 Air Lease Corp 2.875% 1/15/26 BBB 140,301
10 Air Lease Corp 3.125% 12/01/30 BBB 8,375
100 Alexandria Real Estate Equities Inc 3.375% 8/15/31 BBB+ 86,600
100 Alexandria Real Estate Equities Inc 2.950% 3/15/34 BBB+ 79,989
81 Allstate Corp/The 4.500% 6/15/43 A- 69,511
10 Ally Financial Inc (3) 5.800% 5/01/25 BBB- 9,858
10 Ally Financial Inc 8.000% 11/01/31 BBB- 10,459

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Financials (continued)
$ 82 Ally Financial Inc (3) 8.000% 11/01/31 BBB- $ 87,002
40 American Express Co 2.250% 3/04/25 A 37,991
100 American Express Co 4.990% 5/01/26 A 98,838
200 American Express Co 1.650% 11/04/26 A 179,262
100 American Express Co 5.625% 7/28/34 A- 99,858
120 American International Group Inc 3.400% 6/30/30 BBB+ 106,817
70 Arthur J Gallagher & Co 3.050% 3/09/52 BBB 44,555
42 Assurant Inc 2.650% 1/15/32 BBB 31,502
250 Australia & New Zealand Banking Group Ltd/New York NY 5.375% 7/03/25 AA- 250,315
10 Australia & New Zealand Banking Group Ltd/New York NY 3.700% 11/16/25 AA- 9,665
40 Banco Bilbao Vizcaya Argentaria SA 0.875% 9/18/23 A- 39,738
260 Banco Santander SA 4.175% 3/24/28 A- 244,932
100 Bank of America Corp 3.841% 4/25/25 A 98,515
100 Bank of America Corp 3.384% 4/02/26 A 96,185
100 Bank of America Corp 5.080% 1/20/27 A+ 98,929
40 Bank of America Corp 1.734% 7/22/27 A+ 35,839
250 Bank of America Corp 2.087% 6/14/29 A 214,494
150 Bank of America Corp 4.271% 7/23/29 A 142,512
600 Bank of America Corp 3.974% 2/07/30 A 558,110
200 Bank of America Corp 2.592% 4/29/31 A 168,098
250 Bank of America Corp 2.651% 3/11/32 A 207,015
100 Bank of America Corp 2.299% 7/21/32 A 79,991
122 Bank of America Corp 3.311% 4/22/42 A 94,078
200 Bank of America Corp (3) 2.972% 7/21/52 A 137,064
100 Bank of Montreal 1.500% 1/10/25 A 94,306
100 Bank of Montreal 2.650% 3/08/27 A 91,645
38 Bank of Montreal 3.803% 12/15/32 BBB+ 33,694
100 Bank of New York Mellon Corp/The 0.850% 10/25/24 A+ 94,402
100 Bank of New York Mellon Corp/The 2.800% 5/04/26 A+ 94,233
100 Bank of New York Mellon Corp/The 2.050% 1/26/27 A+ 90,420
30 Bank of New York Mellon/The 5.148% 5/22/26 AA 29,916
100 Bank of Nova Scotia/The 3.450% 4/11/25 A 96,520
100 Bank of Nova Scotia/The (3) 1.350% 6/24/26 A 89,334
300 Barclays PLC 4.836% 5/09/28 BBB+ 279,599
200 Barclays PLC 7.385% 11/02/28 BBB+ 210,373
40 BlackRock Inc 3.250% 4/30/29 AA- 37,341
10 BlackRock Inc 2.400% 4/30/30 AA- 8,618
152 Boston Properties LP 2.900% 3/15/30 BBB+ 124,082
30 BPCE SA 4.000% 4/15/24 A+ 29,620
20 Brandywine Operating Partnership LP 3.950% 11/15/27 BBB- 16,290
50 Brixmor Operating Partnership LP 4.125% 6/15/26 BBB- 47,135
110 Brookfield Finance I UK Plc / Brookfield Finance Inc 2.340% 1/30/32 A- 85,518
20 Brookfield Finance Inc 3.900% 1/25/28 A- 18,691
40 Camden Property Trust 2.800% 5/15/30 A- 34,856
130 Canadian Imperial Bank of Commerce 1.000% 10/18/24 A 122,864
200 Capital One Financial Corp 5.468% 2/01/29 BBB+ 194,635
100 Capital One Financial Corp 6.312% 6/08/29 BBB+ 100,378
30 Cboe Global Markets Inc 3.000% 3/16/32 A- 25,554
210 Centene Corp 3.375% 2/15/30 BB+ 180,686
10 Charles Schwab Corp/The 3.200% 3/02/27 A 9,316
100 Charles Schwab Corp/The 2.000% 3/20/28 A 86,616
100 Charles Schwab Corp/The 5.643% 5/19/29 A 100,875
109 Chubb Corp/The 6.000% 5/11/37 A 117,407
40 Citigroup Inc 0.981% 5/01/25 A- 38,489
100 Citigroup Inc 3.290% 3/17/26 A- 95,953
948 Citigroup Inc 3.980% 3/20/30 A- 878,949
100 Citigroup Inc 2.561% 5/01/32 A- 81,661
100 Citigroup Inc 2.520% 11/03/32 A- 80,484
100 Citizens Financial Group Inc 2.638% 9/30/32 BBB 73,914
100 CME Group Inc 2.650% 3/15/32 AA- 85,161

Nuveen ESG U.S. Aggregate Bond ETF (NUBD)
(continued)
Portfolio of Investments
July 31, 2023

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Financials (continued)
$ 60 CME Group Inc 5.300% 9/15/43 AA- $ 61,817
140 Cooperatieve Rabobank UA 3.750% 7/21/26 BBB+ 132,081
100 Corporate Office Properties LP 2.000% 1/15/29 BBB- 77,364
270 Credit Suisse AG/New York NY 2.950% 4/09/25 A 255,531
240 Deutsche Bank AG/New York NY 1.447% 4/01/25 BBB 230,826
100 Digital Realty Trust LP 5.550% 1/15/28 BBB 99,660
100 Discover Financial Services 6.700% 11/29/32 BBB 102,597
10 Elevance Health Inc 3.650% 12/01/27 BBB 9,485
100 Elevance Health Inc 2.250% 5/15/30 BBB 83,790
30 Elevance Health Inc 5.500% 10/15/32 BBB 30,759
100 Elevance Health Inc 4.650% 1/15/43 BBB 91,273
100 Elevance Health Inc 4.550% 5/15/52 BBB 88,439
20 Equitable Holdings Inc 7.000% 4/01/28 BBB+ 20,933
42 Equitable Holdings Inc 5.000% 4/20/48 BBB+ 36,653
50 Federal Realty OP LP 3.500% 6/01/30 BBB+ 43,758
132 Fifth Third Bancorp 1.707% 11/01/27 BBB+ 114,194
100 Fifth Third Bancorp 6.339% 7/27/29 BBB+ 101,819
30 First American Financial Corp 2.400% 8/15/31 BBB 22,825
30 Franklin Resources Inc 1.600% 10/30/30 A 23,649
50 GATX Corp 4.700% 4/01/29 BBB 47,869
20 GATX Corp 3.500% 6/01/32 BBB 16,983
10 Goldman Sachs Group Inc/The 3.850% 7/08/24 A 9,824
200 Goldman Sachs Group Inc/The 1.948% 10/21/27 A 178,384
300 Goldman Sachs Group Inc/The 3.800% 3/15/30 A 275,752
582 Goldman Sachs Group Inc/The 2.383% 7/21/32 A 465,047
200 Goldman Sachs Group Inc/The 2.650% 10/21/32 A 162,413
80 Hartford Financial Services Group Inc/The 2.900% 9/15/51 BBB+ 52,565
100 Healthpeak OP LLC 2.125% 12/01/28 BBB+ 85,277
50 Healthpeak OP LLC 3.500% 7/15/29 BBB+ 45,151
50 Host Hotels & Resorts LP 4.500% 2/01/26 BBB- 48,433
175 HSBC Holdings PLC 0.976% 5/24/25 A- 167,286
200 HSBC Holdings PLC 7.336% 11/03/26 A- 206,821
200 HSBC Holdings PLC 2.013% 9/22/28 A- 172,696
450 HSBC Holdings PLC 2.804% 5/24/32 A- 365,406
200 HSBC Holdings PLC 6.547% 6/20/34 BBB+ 199,987
30 Humana Inc 4.875% 4/01/30 BBB 29,247
100 Humana Inc 2.150% 2/03/32 BBB 78,667
100 Huntington Bancshares Inc/OH (3) 2.625% 8/06/24 BBB+ 96,667
100 ING Groep NV 3.950% 3/29/27 A- 95,468
50 ING Groep NV 4.050% 4/09/29 A- 46,764
54 Intercontinental Exchange Inc 3.750% 9/21/28 A- 51,310
100 Intercontinental Exchange Inc 4.600% 3/15/33 A- 95,826
50 Intercontinental Exchange Inc 4.250% 9/21/48 A- 43,333
20 Invesco Finance PLC 3.750% 1/15/26 A- 19,292
100 Invitation Homes Operating Partnership LP 5.450% 8/15/30 BBB 98,870
10 JPMorgan Chase & Co 0.824% 6/01/25 A+ 9,565
100 JPMorgan Chase & Co 3.845% 6/14/25 A+ 98,122
100 JPMorgan Chase & Co 2.595% 2/24/26 A+ 95,463
100 JPMorgan Chase & Co 4.080% 4/26/26 A+ 97,644
100 JPMorgan Chase & Co 1.470% 9/22/27 A+ 88,529
190 JPMorgan Chase & Co 3.702% 5/06/30 A+ 174,724
210 JPMorgan Chase & Co 2.739% 10/15/30 A+ 182,228
648 JPMorgan Chase & Co 4.493% 3/24/31 A+ 620,451
110 JPMorgan Chase & Co 2.545% 11/08/32 A+ 90,381
140 JPMorgan Chase & Co 3.157% 4/22/42 A+ 106,014
250 JPMorgan Chase & Co 3.328% 4/22/52 A+ 183,594
20 KeyBank NA/Cleveland OH 6.950% 2/01/28 BBB+ 19,603
90 KeyCorp 2.250% 4/06/27 BBB+ 78,087
40 Kilroy Realty LP 4.750% 12/15/28 BBB 35,864
10 Kilroy Realty LP 2.500% 11/15/32 BBB 6,998

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Financials (continued)
$ 100 Kimco Realty OP LLC 2.250% 12/01/31 BBB+ $ 78,287
20 Legg Mason Inc 4.750% 3/15/26 A 19,747
10 Legg Mason Inc 5.625% 1/15/44 A 9,750
60 Lincoln National Corp 3.050% 1/15/30 BBB+ 50,119
20 Lincoln National Corp 3.400% 3/01/32 BBB+ 16,241
20 Lincoln National Corp (3) 4.375% 6/15/50 BBB+ 14,213
40 Lloyds Banking Group PLC 4.500% 11/04/24 BBB+ 39,196
210 Lloyds Banking Group PLC 2.438% 2/05/26 A- 198,496
20 Lloyds Banking Group PLC 4.550% 8/16/28 A- 18,957
30 Manulife Financial Corp 5.375% 3/04/46 A- 29,457
120 Marsh & McLennan Cos Inc 2.250% 11/15/30 A- 99,929
10 Marsh & McLennan Cos Inc 4.350% 1/30/47 A- 8,543
150 MetLife Inc 4.875% 11/13/43 A- 138,695
200 Mitsubishi UFJ Financial Group Inc 2.757% 9/13/26 A- 184,341
140 Mitsubishi UFJ Financial Group Inc 1.538% 7/20/27 A- 124,666
64 Mitsubishi UFJ Financial Group Inc 3.961% 3/02/28 A- 61,126
200 Mitsubishi UFJ Financial Group Inc 5.441% 2/22/34 A- 199,868
150 Mizuho Financial Group Inc 2.651% 5/22/26 A- 141,094
10 Mizuho Financial Group Inc 3.663% 2/28/27 A- 9,429
100 Mizuho Financial Group Inc (3) 2.869% 9/13/30 A- 85,187
20 Morgan Stanley 0.790% 5/30/25 A 19,103
40 Morgan Stanley 4.350% 9/08/26 BBB+ 38,652
80 Morgan Stanley 4.210% 4/20/28 A+ 76,857
497 Morgan Stanley 3.772% 1/24/29 A+ 465,128
100 Morgan Stanley 5.123% 2/01/29 A+ 98,981
291 Morgan Stanley 4.431% 1/23/30 A+ 277,763
110 Morgan Stanley 3.622% 4/01/31 A 98,863
170 Morgan Stanley 2.239% 7/21/32 A+ 135,236
100 Morgan Stanley 5.424% 7/21/34 A+ 99,921
100 Morgan Stanley 2.484% 9/16/36 BBB+ 76,660
110 Nasdaq Inc 5.550% 2/15/34 BBB 110,989
50 National Australia Bank Ltd/New York 3.375% 1/14/26 AA- 47,967
200 NatWest Group PLC 5.808% 9/13/29 A- 199,151
100 NatWest Group PLC 5.076% 1/27/30 A- 95,631
30 Nomura Holdings Inc 2.648% 1/16/25 BBB+ 28,530
120 Nomura Holdings Inc 2.172% 7/14/28 BBB+ 101,117
42 Northern Trust Corp 3.950% 10/30/25 A 40,696
20 Northern Trust Corp 3.150% 5/03/29 A+ 18,260
30 ORIX Corp 3.700% 7/18/27 A- 28,256
10 PNC Bank NA 3.300% 10/30/24 A 9,710
10 PNC Bank NA 3.100% 10/25/27 A 9,155
90 PNC Bank NA 4.050% 7/26/28 A- 83,273
20 PNC Bank NA 2.700% 10/22/29 A- 16,828
124 PNC Financial Services Group Inc/The 3.900% 4/29/24 A- 121,989
100 PNC Financial Services Group Inc/The 5.582% 6/12/29 A- 100,204
54 Principal Financial Group Inc 3.700% 5/15/29 A- 49,724
34 Progressive Corp/The 3.200% 3/26/30 A 30,480
20 Progressive Corp/The (3) 3.000% 3/15/32 A 17,432
30 Progressive Corp/The 4.200% 3/15/48 A 25,575
91 Prologis LP 3.875% 9/15/28 A- 86,320
50 Prologis LP 2.875% 11/15/29 A- 43,937
10 Prologis LP 4.375% 9/15/48 A- 8,485
100 Prologis LP 5.250% 6/15/53 A- 98,693
31 Prudential Financial Inc 1.500% 3/10/26 A- 28,399
60 Prudential Financial Inc 3.000% 3/10/40 A- 45,367
20 Prudential Financial Inc 4.500% 9/15/47 BBB+ 18,312
113 Prudential Financial Inc 3.905% 12/07/47 A- 90,722
30 Prudential Funding Asia PLC 3.625% 3/24/32 A 26,711
100 Public Storage 5.125% 1/15/29 A 100,543
160 Realty Income Corp 2.200% 6/15/28 A- 139,102

Nuveen ESG U.S. Aggregate Bond ETF (NUBD)
(continued)
Portfolio of Investments
July 31, 2023

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Financials (continued)
$ 10 Regions Financial Corp 1.800% 8/12/28 BBB+ $ 8,341
20 Regions Financial Corp 7.375% 12/10/37 BBB+ 21,394
30 Reinsurance Group of America Inc 3.950% 9/15/26 BBB+ 28,341
19 Reinsurance Group of America Inc 3.900% 5/15/29 BBB+ 17,391
100 Royal Bank of Canada 3.375% 4/14/25 A+ 96,459
100 Royal Bank of Canada 1.200% 4/27/26 A+ 89,659
100 Royal Bank of Canada 1.150% 7/14/26 A+ 89,338
100 Royal Bank of Canada 5.200% 8/01/28 N/R 99,846
10 Santander Holdings USA Inc 4.260% 6/09/25 BBB+ 9,698
100 Santander Holdings USA Inc 2.490% 1/06/28 BBB+ 86,902
200 Simon Property Group LP 5.500% 3/08/33 A- 199,805
100 State Street Corp 1.746% 2/06/26 A+ 93,768
100 State Street Corp (3) 2.400% 1/24/30 A+ 85,854
50 Sumitomo Mitsui Financial Group Inc 2.632% 7/14/26 A- 46,238
330 Sumitomo Mitsui Financial Group Inc 3.364% 7/12/27 A- 308,232
110 Sumitomo Mitsui Financial Group Inc 2.750% 1/15/30 A- 94,601
10 Sumitomo Mitsui Financial Group Inc 1.710% 1/12/31 A- 7,752
112 Synchrony Financial 4.875% 6/13/25 BBB- 108,220
212 Toronto-Dominion Bank/The 1.200% 6/03/26 A+ 188,824
100 Toronto-Dominion Bank/The 5.523% 7/17/28 A+ 101,033
30 Toronto-Dominion Bank/The 3.625% 9/15/31 A- 27,947
92 Travelers Cos Inc/The 4.600% 8/01/43 A 83,216
10 Travelers Cos Inc/The 3.750% 5/15/46 A 7,844
20 Travelers Cos Inc/The 4.000% 5/30/47 A 16,698
51 Truist Bank 3.625% 9/16/25 A 48,248
200 Truist Financial Corp 3.700% 6/05/25 A- 192,666
50 Truist Financial Corp 1.887% 6/07/29 A- 41,902
50 UnitedHealth Group Inc 4.000% 5/15/29 A 48,140
100 UnitedHealth Group Inc 5.300% 2/15/30 A 102,598
110 UnitedHealth Group Inc 4.200% 5/15/32 A 104,836
100 UnitedHealth Group Inc 5.350% 2/15/33 A 103,597
311 UnitedHealth Group Inc 4.750% 5/15/52 A 292,919
250 US Bank NA/Cincinnati OH 2.800% 1/27/25 AA- 239,785
21 Ventas Realty LP 3.850% 4/01/27 BBB+ 19,684
10 Ventas Realty LP 4.400% 1/15/29 BBB+ 9,380
10 Ventas Realty LP 3.000% 1/15/30 BBB+ 8,543
54 Ventas Realty LP 4.750% 11/15/30 BBB+ 50,997
9 Voya Financial Inc 4.800% 6/15/46 BBB 7,274
40 Voya Financial Inc 4.700% 1/23/48 BBB- 32,474
118 Welltower OP LLC 4.125% 3/15/29 BBB+ 110,074
50 Westpac Banking Corp 1.953% 11/20/28 AA- 42,946
100 Westpac Banking Corp 2.150% 6/03/31 AA- 83,178
166 Westpac Banking Corp 4.322% 11/23/31 BBB+ 154,875
10 Willis North America Inc 3.600% 5/15/24 BBB 9,812
50 Willis North America Inc 2.950% 9/15/29 BBB 43,450
20 Zions Bancorp NA 3.250% 10/29/29 BBB 15,699
Total Financials 22,863,357
Industrial - 14.7%
20 3M Co 3.375% 3/01/29 A 18,431
78 3M Co 2.375% 8/26/29 A- 67,635
70 3M Co (3) 3.050% 4/15/30 A 62,840
20 ABB Finance USA Inc 3.800% 4/03/28 A- 19,358
210 Abbott Laboratories 4.750% 11/30/36 AA- 210,508
44 Adobe Inc 1.900% 2/01/25 A 41,896
18 Adobe Inc 2.150% 2/01/27 A 16,567
40 Advance Auto Parts Inc 3.500% 3/15/32 BBB- 32,579
60 Agilent Technologies Inc 2.100% 6/04/30 BBB+ 49,363
99 Air Products and Chemicals Inc 1.850% 5/15/27 A 89,343
30 Albemarle Corp 4.650% 6/01/27 BBB 29,151

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Industrial (continued)
$ 210 Alibaba Group Holding Ltd 4.500% 11/28/34 A+ $ 192,305
60 Amazon.com Inc (3) 4.550% 12/01/27 AA- 59,974
300 Amazon.com Inc 4.650% 12/01/29 AA- 300,457
100 Amazon.com Inc 4.700% 12/01/32 AA- 100,438
310 Amazon.com Inc 4.800% 12/05/34 AA- 313,961
100 Amazon.com Inc 3.950% 4/13/52 AA- 85,729
10 Amcor Finance USA Inc 4.500% 5/15/28 BBB 9,509
50 Amcor Flexibles North America Inc 2.630% 6/19/30 BBB 41,342
40 American Honda Finance Corp 2.150% 9/10/24 A- 38,590
100 American Honda Finance Corp 1.500% 1/13/25 A- 94,775
10 American Tower Corp 4.000% 6/01/25 BBB- 9,710
40 American Tower Corp 1.500% 1/31/28 BBB- 33,710
100 American Tower Corp 5.250% 7/15/28 BBB- 98,913
70 American Tower Corp 2.900% 1/15/30 BBB- 60,255
10 American Tower Corp 1.875% 10/15/30 BBB- 7,872
100 American Tower Corp 4.050% 3/15/32 BBB- 90,357
100 Amgen Inc 5.150% 3/02/28 BBB+ 100,066
100 Amgen Inc 3.000% 2/22/29 BBB+ 90,641
138 Amgen Inc 2.300% 2/25/31 BBB+ 114,478
100 Amgen Inc 2.000% 1/15/32 BBB+ 79,220
20 Amgen Inc 5.750% 3/15/40 BBB+ 19,930
270 Amgen Inc 5.600% 3/02/43 BBB+ 268,506
200 Amgen Inc 4.400% 5/01/45 BBB+ 171,588
50 Amphenol Corp 4.350% 6/01/29 BBB+ 48,346
100 Analog Devices Inc 1.700% 10/01/28 A 85,986
10 Applied Materials Inc 3.900% 10/01/25 A 9,774
22 Applied Materials Inc 5.100% 10/01/35 A 22,243
60 Applied Materials Inc 4.350% 4/01/47 A 55,568
20 Aptiv PLC 4.350% 3/15/29 BBB 19,316
52 Aptiv PLC / Aptiv Corp 4.150% 5/01/52 BBB 39,777
10 Archer-Daniels-Midland Co 3.250% 3/27/30 A 9,155
120 Archer-Daniels-Midland Co 2.700% 9/15/51 A 80,050
50 Arrow Electronics Inc (3) 6.125% 3/01/26 BBB- 49,911
20 Astrazeneca Finance LLC 1.200% 5/28/26 A- 18,073
49 AstraZeneca PLC 1.375% 8/06/30 A- 39,200
185 AstraZeneca PLC 6.450% 9/15/37 A- 210,533
10 AstraZeneca PLC 4.375% 11/16/45 A- 9,127
40 AT&T Inc 5.539% 2/20/26 BBB 39,921
130 AT&T Inc 5.400% 2/15/34 BBB 127,894
640 AT&T Inc 4.850% 3/01/39 BBB 578,048
200 AT&T Inc 6.375% 3/01/41 BBB 208,085
220 AT&T Inc 3.650% 6/01/51 BBB 155,471
50 Autodesk Inc 2.400% 12/15/31 BBB 40,994
60 Automatic Data Processing Inc 1.700% 5/15/28 AA- 52,665
70 AutoNation Inc 1.950% 8/01/28 BBB- 57,782
30 AutoNation Inc 4.750% 6/01/30 BBB- 28,230
80 AutoZone Inc 4.500% 2/01/28 BBB 77,920
100 AutoZone Inc 5.200% 8/01/33 BBB 98,876
50 Avery Dennison Corp 2.250% 2/15/32 BBB 39,007
20 Avnet Inc 4.625% 4/15/26 BBB- 19,342
100 Baidu Inc 4.375% 3/29/28 A- 95,553
105 Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc 3.138% 11/07/29 A- 93,847
180 Baxalta Inc 4.000% 6/23/25 BBB 175,035
10 Baxter International Inc 2.600% 8/15/26 BBB 9,234
60 Baxter International Inc 1.730% 4/01/31 BBB 46,478
100 Baxter International Inc (3) 2.539% 2/01/32 BBB 80,927
100 Becton Dickinson & Co 4.693% 2/13/28 BBB 98,905
12 Bell Telephone Co of Canada or Bell Canada/The (3) 2.150% 2/15/32 BBB+ 9,549
80 Bell Telephone Co of Canada or Bell Canada/The 3.650% 3/17/51 BBB+ 59,609
40 Berry Global Inc, 144A (3) 5.500% 4/15/28 BBB- 39,506

Nuveen ESG U.S. Aggregate Bond ETF (NUBD)
(continued)
Portfolio of Investments
July 31, 2023

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Industrial (continued)
$ 20 Biogen Inc 2.250% 5/01/30 BBB $ 16,523
40 Block Financial LLC 2.500% 7/15/28 BBB- 34,010
50 Booking Holdings Inc 3.600% 6/01/26 A- 48,242
42 BorgWarner Inc 2.650% 7/01/27 BBB+ 38,293
90 Bristol-Myers Squibb Co 1.450% 11/13/30 A 71,807
260 Bristol-Myers Squibb Co 4.125% 6/15/39 A 233,537
80 British Telecommunications PLC 9.625% 12/15/30 BBB 98,329
172 Broadcom Inc, 144A 4.150% 4/15/32 BBB- 155,519
385 Broadcom Inc 4.300% 11/15/32 BBB- 351,217
50 Broadridge Financial Solutions Inc 2.600% 5/01/31 BBB 41,205
100 Brunswick Corp/DE 4.400% 9/15/32 BBB 87,257
30 Bunge Ltd Finance Corp 3.250% 8/15/26 BBB 28,286
10 Bunge Ltd Finance Corp 3.750% 9/25/27 BBB 9,441
50 Bunge Ltd Finance Corp 2.750% 5/14/31 BBB 42,272
10 Campbell Soup Co 3.300% 3/19/25 BBB 9,647
110 Campbell Soup Co (3) 2.375% 4/24/30 BBB 92,291
50 Canadian National Railway Co 6.375% 11/15/37 A 55,488
30 Canadian National Railway Co 3.650% 2/03/48 A 24,186
10 Canadian National Railway Co 4.450% 1/20/49 A 9,021
100 Canadian Pacific Railway Co 2.450% 12/02/31 BBB 87,471
70 Canadian Pacific Railway Co 4.300% 5/15/43 BBB 60,675
120 Cardinal Health Inc 4.500% 11/15/44 BBB 96,768
20 Carlisle Cos Inc 3.500% 12/01/24 BBB 19,377
20 Carlisle Cos Inc 2.200% 3/01/32 BBB 15,822
172 Carrier Global Corp 3.377% 4/05/40 BBB- 132,446
50 Caterpillar Financial Services Corp 0.600% 9/13/24 A 47,387
50 Caterpillar Financial Services Corp 3.250% 12/01/24 A 48,729
112 Caterpillar Financial Services Corp 3.400% 5/13/25 A 108,668
10 Caterpillar Financial Services Corp 0.800% 11/13/25 A 9,101
110 Caterpillar Inc 3.803% 8/15/42 A 95,475
20 CBRE Services Inc 4.875% 3/01/26 BBB+ 19,599
100 CBRE Services Inc 5.950% 8/15/34 BBB+ 100,731
82 CDW LLC / CDW Finance Corp 2.670% 12/01/26 BBB- 74,143
100 Celanese US Holdings LLC 1.400% 8/05/26 BBB- 87,479
60 Celulosa Arauco y Constitucion SA 3.875% 11/02/27 BBB- 55,580
10 Celulosa Arauco y Constitucion SA (3) 5.500% 11/02/47 BBB- 8,766
62 Cheniere Corpus Christi Holdings LLC 5.125% 6/30/27 BBB- 61,352
110 Cheniere Energy Partners LP, 144A 5.950% 6/30/33 BBB- 111,308
40 Church & Dwight Co Inc 3.150% 8/01/27 BBB+ 37,687
70 Cigna Group/The 4.500% 2/25/26 BBB+ 68,746
300 Cigna Group/The 3.050% 10/15/27 BBB+ 277,156
70 Cigna Group/The 4.800% 8/15/38 BBB+ 65,608
100 Cintas Corp No 2 3.450% 5/01/25 A- 96,802
100 Cintas Corp No 2 3.700% 4/01/27 A- 96,379
118 Cisco Systems Inc 2.500% 9/20/26 A+ 111,338
100 Clorox Co/The (3) 4.400% 5/01/29 BBB+ 97,507
50 CNH Industrial NV 3.850% 11/15/27 BBB 47,291
5 Coca-Cola Co/The 1.450% 6/01/27 A+ 4,469
50 Coca-Cola Co/The 1.000% 3/15/28 A+ 43,040
160 Coca-Cola Co/The 1.650% 6/01/30 A+ 132,889
100 Coca-Cola Co/The 3.000% 3/05/51 A+ 74,735
40 Coca-Cola Co/The (3) 2.750% 6/01/60 A+ 27,112
100 Coca-Cola Femsa SAB de CV 1.850% 9/01/32 A- 78,074
10 Colgate-Palmolive Co 3.100% 8/15/25 AA- 9,653
100 Colgate-Palmolive Co 3.250% 8/15/32 AA- 91,495
70 Comcast Corp 3.300% 4/01/27 A- 66,292
200 Comcast Corp 3.400% 4/01/30 A- 183,309
200 Comcast Corp (3) 1.500% 2/15/31 A- 158,422
100 Comcast Corp 5.500% 11/15/32 A- 103,718
100 Comcast Corp 6.450% 3/15/37 A- 109,830

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Industrial (continued)
$ 300 Comcast Corp 3.750% 4/01/40 A- $ 250,926
300 Comcast Corp 2.987% 11/01/63 A- 188,573
20 Conagra Brands Inc 4.600% 11/01/25 BBB- 19,594
60 Conagra Brands Inc 8.250% 9/15/30 BBB- 68,399
50 Corning Inc 5.350% 11/15/48 BBB+ 47,886
10 Corning Inc 3.900% 11/15/49 BBB+ 7,395
10 Corning Inc 4.375% 11/15/57 BBB+ 8,174
80 Costco Wholesale Corp 1.375% 6/20/27 A+ 70,907
40 Crown Castle Inc 4.300% 2/15/29 BBB 37,784
154 Crown Castle Inc 3.300% 7/01/30 BBB 135,487
100 Crown Castle Inc 2.500% 7/15/31 BBB- 81,548
105 CSX Corp 4.250% 3/15/29 BBB+ 102,328
20 CSX Corp 6.000% 10/01/36 BBB+ 21,069
100 CSX Corp 4.100% 3/15/44 BBB+ 85,398
10 CSX Corp 4.750% 11/15/48 BBB+ 9,188
52 CSX Corp 4.250% 11/01/66 BBB+ 42,599
9 Cummins Inc 1.500% 9/01/30 A 7,277
62 Cummins Inc 2.600% 9/01/50 A 39,503
200 CVS Health Corp 3.625% 4/01/27 BBB 190,402
100 CVS Health Corp 5.250% 1/30/31 BBB 100,007
170 CVS Health Corp 1.875% 2/28/31 BBB 135,110
300 CVS Health Corp 2.125% 9/15/31 BBB 239,894
110 CVS Health Corp 2.700% 8/21/40 BBB 76,324
110 CVS Health Corp 4.250% 4/01/50 BBB 90,642
100 Danaher Corp 2.800% 12/10/51 A- 67,882
100 Deere & Co 3.900% 6/09/42 A 89,886
140 Dell International LLC / EMC Corp 5.850% 7/15/25 BBB 140,655
142 Dell International LLC / EMC Corp 8.100% 7/15/36 BBB 165,293
50 Discovery Communications LLC 3.950% 3/20/28 BBB- 46,662
182 Discovery Communications LLC 3.625% 5/15/30 BBB- 160,349
330 Discovery Communications LLC 5.000% 9/20/37 BBB- 284,160
51 Discovery Communications LLC 6.350% 6/01/40 BBB- 49,808
100 Dollar General Corp 3.500% 4/03/30 BBB 90,072
12 Dollar Tree Inc 4.000% 5/15/25 BBB 11,650
72 Dollar Tree Inc 3.375% 12/01/51 BBB 48,211
30 Dover Corp 5.375% 10/15/35 BBB+ 30,081
30 Dow Chemical Co/The 2.100% 11/15/30 BBB+ 24,558
141 Dow Chemical Co/The 4.250% 10/01/34 BBB+ 127,815
40 DR Horton Inc 1.300% 10/15/26 BBB+ 35,325
130 DuPont de Nemours Inc 5.319% 11/15/38 BBB+ 128,866
30 DXC Technology Co 1.800% 9/15/26 BBB 26,406
181 Eastern Gas Transmission & Storage Inc 4.800% 11/01/43 A- 153,119
48 Eaton Corp 3.103% 9/15/27 BBB+ 44,918
42 Eaton Corp 4.000% 11/02/32 BBB+ 39,263
134 eBay Inc (3) 2.700% 3/11/30 BBB+ 115,528
36 Ecolab Inc 3.250% 12/01/27 A- 33,902
100 Ecolab Inc 2.700% 12/15/51 A- 65,345
52 Electronic Arts Inc 1.850% 2/15/31 BBB+ 41,996
25 Eli Lilly & Co 3.375% 3/15/29 A 23,606
100 Eli Lilly & Co 4.700% 2/27/33 A 100,813
50 Emerson Electric Co 2.000% 12/21/28 A 43,498
62 Emerson Electric Co 1.950% 10/15/30 A 51,407
10 Enbridge Inc 2.500% 2/14/25 BBB+ 9,539
160 Enbridge Inc 3.125% 11/15/29 BBB+ 141,801
90 Enbridge Inc 4.500% 6/10/44 BBB+ 74,775
80 Enterprise Products Operating LLC 7.550% 4/15/38 BBB+ 92,715
200 Enterprise Products Operating LLC 6.125% 10/15/39 BBB+ 210,830
100 Enterprise Products Operating LLC 4.850% 3/15/44 BBB+ 91,258
40 Equinix Inc 2.625% 11/18/24 BBB 38,433
100 Equinix Inc 3.900% 4/15/32 BBB 89,968

Nuveen ESG U.S. Aggregate Bond ETF (NUBD)
(continued)
Portfolio of Investments
July 31, 2023

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Industrial (continued)
$ 110 Estee Lauder Cos Inc/The 2.600% 4/15/30 A+ $ 96,046
220 FedEx Corp 3.900% 2/01/35 BBB 193,985
122 Fidelity National Information Services Inc 1.650% 3/01/28 BBB 104,457
224 Fiserv Inc 3.500% 7/01/29 BBB 206,118
60 Flex Ltd 4.875% 6/15/29 BBB- 57,482
40 Flowserve Corp 2.800% 1/15/32 BBB- 31,992
40 FMC Corp 3.450% 10/01/29 BBB- 35,004
10 Fomento Economico Mexicano SAB de CV 4.375% 5/10/43 BBB+ 8,610
89 Fomento Economico Mexicano SAB de CV 3.500% 1/16/50 BBB+ 66,304
30 Fortive Corp 3.150% 6/15/26 BBB 28,280
100 Fortune Brands Innovations Inc 5.875% 6/01/33 BBB 100,871
60 Fox Corp 4.709% 1/25/29 BBB 58,210
174 General Mills Inc 2.875% 4/15/30 BBB 153,301
180 General Motors Financial Co Inc 5.000% 4/09/27 BBB 176,817
274 General Motors Financial Co Inc 5.650% 1/17/29 BBB 273,427
210 General Motors Financial Co Inc 4.300% 4/06/29 BBB 195,294
40 Genuine Parts Co 2.750% 2/01/32 BBB 32,872
170 Gilead Sciences Inc 4.600% 9/01/35 BBB+ 163,201
146 Gilead Sciences Inc 4.000% 9/01/36 BBB+ 130,856
30 Gilead Sciences Inc 5.650% 12/01/41 BBB+ 31,311
50 GlaxoSmithKline Capital Inc 3.625% 5/15/25 A 48,681
30 GlaxoSmithKline Capital PLC 3.000% 6/01/24 A 29,371
70 GlaxoSmithKline Capital PLC 3.375% 6/01/29 A 65,246
150 Global Payments Inc 3.200% 8/15/29 BBB- 132,172
172 Halliburton Co 4.850% 11/15/35 BBB+ 162,449
20 Harley-Davidson Inc 4.625% 7/28/45 BBB- 15,341
10 Hasbro Inc (3) 3.500% 9/15/27 BBB 9,356
100 Hasbro Inc 3.900% 11/19/29 BBB 90,998
40 HCA Inc 4.500% 2/15/27 BBB- 38,875
50 HCA Inc, 144A 3.125% 3/15/27 BBB- 46,099
100 HCA Inc 5.200% 6/01/28 BBB- 99,175
106 HCA Inc 4.125% 6/15/29 BBB- 98,342
110 HCA Inc 5.125% 6/15/39 BBB- 101,640
100 HCA Inc 3.500% 7/15/51 BBB- 68,716
100 Hershey Co/The 4.250% 5/04/28 A 98,973
60 Hewlett Packard Enterprise Co 6.102% 4/01/26 BBB 60,147
70 Hewlett Packard Enterprise Co 6.200% 10/15/35 BBB 73,583
70 Home Depot Inc/The 2.700% 4/15/25 A 67,220
10 Home Depot Inc/The 2.950% 6/15/29 A 9,135
299 Home Depot Inc/The 5.400% 9/15/40 A 306,477
100 Home Depot Inc/The 5.950% 4/01/41 A 109,057
22 Home Depot Inc/The 4.400% 3/15/45 A 19,771
100 Honda Motor Co Ltd 2.534% 3/10/27 A- 92,123
100 Hormel Foods Corp (3) 1.700% 6/03/28 A- 86,963
10 HP Inc 2.200% 6/17/25 BBB 9,412
52 HP Inc 3.400% 6/17/30 BBB 45,534
100 HP Inc 4.200% 4/15/32 BBB 90,211
100 Hyatt Hotels Corp 5.750% 1/30/27 BBB- 100,423
20 IDEX Corp 2.625% 6/15/31 BBB 16,661
60 Illinois Tool Works Inc 4.875% 9/15/41 A+ 59,073
292 Intel Corp 2.450% 11/15/29 A 255,925
130 Intel Corp 5.125% 2/10/30 A 131,042
10 Intel Corp 4.000% 12/15/32 A 9,331
110 Intel Corp 4.600% 3/25/40 A 102,536
70 Intel Corp 4.250% 12/15/42 A 60,145
70 Intel Corp 4.100% 5/11/47 A 58,401
70 Intel Corp 3.734% 12/08/47 A 54,666
20 International Business Machines Corp 7.000% 10/30/25 A- 20,804
170 International Business Machines Corp 3.300% 5/15/26 A- 162,249
100 International Business Machines Corp 2.720% 2/09/32 A- 85,151

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Industrial (continued)
$ 72 International Business Machines Corp 5.600% 11/30/39 A- $ 73,876
90 International Business Machines Corp 4.700% 2/19/46 A- 81,294
30 International Flavors & Fragrances Inc 4.375% 6/01/47 BBB- 22,914
10 International Flavors & Fragrances Inc 5.000% 9/26/48 BBB- 8,547
45 International Paper Co 4.800% 6/15/44 BBB 39,548
52 International Paper Co 4.350% 8/15/48 BBB 43,341
60 Interpublic Group of Cos Inc/The 2.400% 3/01/31 BBB 48,790
100 Interpublic Group of Cos Inc/The 5.375% 6/15/33 BBB 97,680
18 Intuit Inc 1.350% 7/15/27 A- 15,811
10 Intuit Inc 1.650% 7/15/30 A- 8,124
100 J M Smucker Co/The 2.750% 9/15/41 BBB 68,837
40 Jabil Inc 4.250% 5/15/27 BBB- 38,289
112 John Deere Capital Corp 0.450% 6/07/24 A 107,279
100 John Deere Capital Corp 0.625% 9/10/24 A 94,832
100 John Deere Capital Corp 1.300% 10/13/26 A 89,411
30 John Deere Capital Corp 3.350% 4/18/29 A 27,982
100 John Deere Capital Corp 4.700% 6/10/30 A 99,475
390 Johnson & Johnson 3.550% 3/01/36 AAA 349,255
50 Johnson Controls International plc 5.125% 9/14/45 BBB 47,139
10 Johnson Controls International plc / Tyco Fire & Security
Finance SCA
1.750% 9/15/30 BBB 8,079
30 Johnson Controls International plc / Tyco Fire & Security
Finance SCA
2.000% 9/16/31 BBB 23,889
60 Kellogg Co 3.400% 11/15/27 BBB 56,451
110 Keurig Dr Pepper Inc 4.500% 4/15/52 BBB 96,306
50 Keysight Technologies Inc 3.000% 10/30/29 BBB 44,027
10 Kimberly-Clark Corp 3.950% 11/01/28 A 9,699
88 Kimberly-Clark Corp 6.625% 8/01/37 A 101,918
90 Kinder Morgan Inc 1.750% 11/15/26 BBB 80,467
312 Kinder Morgan Inc 5.300% 12/01/34 BBB 302,275
100 KLA Corp 4.650% 7/15/32 A- 98,909
10 Koninklijke KPN NV 8.375% 10/01/30 BBB 11,517
30 Kraft Heinz Foods Co 3.875% 5/15/27 BBB 28,763
110 Kraft Heinz Foods Co 4.250% 3/01/31 BBB 104,080
110 Kraft Heinz Foods Co 5.500% 6/01/50 BBB 109,062
20 Kroger Co/The 2.200% 5/01/30 BBB 16,573
100 Kroger Co/The 6.900% 4/15/38 BBB 110,960
9 Kroger Co/The 5.400% 7/15/40 BBB 8,585
10 Laboratory Corp of America Holdings 3.600% 9/01/27 BBB 9,506
100 Laboratory Corp of America Holdings 2.700% 6/01/31 BBB 84,077
10 Lam Research Corp 3.750% 3/15/26 A- 9,715
10 Lam Research Corp 1.900% 6/15/30 A- 8,309
90 Lam Research Corp 3.125% 6/15/60 A- 59,969
60 Lear Corp 2.600% 1/15/32 BBB 47,109
20 Leggett & Platt Inc 4.400% 3/15/29 BBB 19,098
30 Leggett & Platt Inc 3.500% 11/15/51 BBB 21,350
10 Lennox International Inc 1.700% 8/01/27 BBB 8,749
10 Linde Inc/CT 1.100% 8/10/30 A 7,909
40 Lowe's Cos Inc 4.000% 4/15/25 BBB+ 39,147
70 Lowe's Cos Inc 3.350% 4/01/27 BBB+ 66,210
61 Lowe's Cos Inc 4.500% 4/15/30 BBB+ 59,067
300 Lowe's Cos Inc 5.000% 4/15/40 BBB+ 281,870
190 LYB International Finance III LLC 3.375% 10/01/40 BBB 140,464
60 Magna International Inc 2.450% 6/15/30 A- 50,611
132 Marathon Petroleum Corp 4.750% 9/15/44 BBB 111,437
92 Martin Marietta Materials Inc 3.200% 7/15/51 BBB 63,459
60 Marvell Technology Inc 2.450% 4/15/28 BBB- 52,531
50 Masco Corp 2.000% 2/15/31 BBB 39,743
32 Mastercard Inc 2.950% 6/01/29 A+ 29,265
44 Mastercard Inc 3.350% 3/26/30 A+ 40,778

Nuveen ESG U.S. Aggregate Bond ETF (NUBD)
(continued)
Portfolio of Investments
July 31, 2023

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Industrial (continued)
$ 100 Mastercard Inc 2.000% 11/18/31 A+ $ 82,578
40 Mastercard Inc 3.800% 11/21/46 A+ 33,481
100 McKesson Corp 4.900% 7/15/28 BBB+ 100,012
80 MDC Holdings Inc 3.966% 8/06/61 BBB- 48,255
100 Medtronic Global Holdings SCA 4.500% 3/30/33 A- 97,571
100 Merck & Co Inc 1.900% 12/10/28 A+ 87,454
200 Merck & Co Inc 1.450% 6/24/30 A+ 162,316
100 Merck & Co Inc 2.750% 12/10/51 A+ 67,461
20 Micron Technology Inc 4.975% 2/06/26 BBB- 19,731
80 Micron Technology Inc 4.185% 2/15/27 BBB- 76,812
70 Microsoft Corp 3.300% 2/06/27 AAA 67,153
131 Microsoft Corp 3.450% 8/08/36 AAA 118,265
576 Microsoft Corp 2.921% 3/17/52 AAA 420,796
20 Moody's Corp 2.000% 8/19/31 BBB+ 16,182
10 Moody's Corp 5.250% 7/15/44 BBB+ 9,600
70 Moody's Corp 3.750% 2/25/52 BBB+ 54,609
60 Mosaic Co/The 4.875% 11/15/41 BBB 51,199
100 Motorola Solutions Inc 2.750% 5/24/31 BBB- 81,895
120 MPLX LP 2.650% 8/15/30 BBB 100,814
100 MPLX LP 4.950% 3/14/52 BBB 84,939
30 National Fuel Gas Co 5.500% 1/15/26 BBB- 29,616
10 National Fuel Gas Co 5.500% 10/01/26 BBB- 9,910
50 NetApp Inc 2.375% 6/22/27 BBB 45,451
100 Norfolk Southern Corp (3) 2.300% 5/15/31 BBB+ 82,953
32 Norfolk Southern Corp 4.837% 10/01/41 BBB+ 29,647
110 Norfolk Southern Corp 2.900% 8/25/51 BBB+ 72,248
100 Norfolk Southern Corp 5.350% 8/01/54 N/R 99,420
50 NOV Inc 3.950% 12/01/42 BBB 37,321
150 Novartis Capital Corp 2.200% 8/14/30 AA- 128,922
100 Novartis Capital Corp 4.400% 5/06/44 AA- 94,356
100 Nutrien Ltd 4.200% 4/01/29 BBB 94,851
100 NVIDIA Corp 2.000% 6/15/31 A 83,441
82 NVIDIA Corp 3.500% 4/01/40 A 69,776
30 NVR Inc 3.000% 5/15/30 BBB+ 25,960
10 NXP BV / NXP Funding LLC / NXP USA Inc 3.150% 5/01/27 BBB 9,248
62 NXP BV / NXP Funding LLC / NXP USA Inc 2.500% 5/11/31 BBB 50,652
110 NXP BV / NXP Funding LLC / NXP USA Inc 2.650% 2/15/32 BBB 89,315
60 Omnicom Group Inc / Omnicom Capital Inc 3.600% 4/15/26 BBB+ 57,599
183 ONEOK Inc 4.550% 7/15/28 BBB 174,249
19 ONEOK Inc 4.350% 3/15/29 BBB 17,744
10 ONEOK Inc 7.150% 1/15/51 BBB 10,639
150 Oracle Corp 2.800% 4/01/27 BBB 138,508
100 Oracle Corp 4.650% 5/06/30 BBB 96,790
100 Oracle Corp 4.900% 2/06/33 BBB 96,758
630 Oracle Corp 4.300% 7/08/34 BBB 571,000
150 Oracle Corp 6.900% 11/09/52 BBB 168,052
80 Orange SA 5.375% 1/13/42 BBB+ 79,016
60 Otis Worldwide Corp 3.112% 2/15/40 BBB 46,236
2 Owens Corning 3.400% 8/15/26 BBB 1,890
50 Owens Corning 3.875% 6/01/30 BBB 45,872
70 PACCAR Financial Corp 3.550% 8/11/25 A+ 67,899
20 Paramount Global 4.200% 6/01/29 BBB 17,886
220 Paramount Global (3) 4.200% 5/19/32 BBB 183,046
10 Paramount Global 5.900% 10/15/40 BBB 8,590
10 Parker-Hannifin Corp 3.250% 3/01/27 BBB+ 9,410
20 Parker-Hannifin Corp 3.250% 6/14/29 BBB+ 18,195
104 Parker-Hannifin Corp 4.200% 11/21/34 BBB+ 94,909
10 Parker-Hannifin Corp 4.450% 11/21/44 BBB+ 8,783
10 PayPal Holdings Inc 3.900% 6/01/27 A- 9,689
150 PayPal Holdings Inc 2.850% 10/01/29 A- 133,565

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Industrial (continued)
$ 60 PepsiCo Inc 3.500% 7/17/25 A+ $ 58,302
30 PepsiCo Inc 2.375% 10/06/26 A+ 28,186
100 PepsiCo Inc 1.625% 5/01/30 A+ 82,904
364 PepsiCo Inc 2.875% 10/15/49 A+ 269,375
100 Pfizer Inc 3.600% 9/15/28 A+ 96,159
350 Pfizer Inc 4.200% 9/15/48 A+ 317,840
100 Pfizer Investment Enterprises Pte Ltd 4.450% 5/19/26 A+ 98,783
100 Pfizer Investment Enterprises Pte Ltd 4.450% 5/19/28 A+ 98,312
140 Pfizer Investment Enterprises Pte Ltd 4.750% 5/19/33 A+ 139,074
130 Pfizer Investment Enterprises Pte Ltd 5.110% 5/19/43 A+ 129,024
40 Phillips 66 Co 3.550% 10/01/26 BBB+ 37,693
112 Phillips 66 Co 4.680% 2/15/45 BBB+ 95,959
50 PPG Industries Inc 3.750% 3/15/28 BBB+ 47,480
100 Procter & Gamble Co/The 1.000% 4/23/26 AA- 90,657
200 Procter & Gamble Co/The 3.000% 3/25/30 AA- 184,191
25 PulteGroup Inc 5.000% 1/15/27 BBB 24,648
21 PVH Corp 4.625% 7/10/25 BBB- 20,369
30 Qorvo Inc, 144A 1.750% 12/15/24 BBB- 28,092
200 QUALCOMM Inc 1.650% 5/20/32 A 157,190
50 QUALCOMM Inc 4.250% 5/20/32 A 48,490
60 Quanta Services Inc 2.350% 1/15/32 BBB- 47,525
28 Quest Diagnostics Inc 4.250% 4/01/24 BBB 27,722
50 Quest Diagnostics Inc 3.450% 6/01/26 BBB 47,864
40 Regeneron Pharmaceuticals Inc 1.750% 9/15/30 BBB 31,986
40 RELX Capital Inc 4.750% 5/20/32 BBB+ 39,042
10 Republic Services Inc 3.375% 11/15/27 BBB+ 9,395
70 Republic Services Inc 3.950% 5/15/28 BBB+ 67,335
18 Republic Services Inc 2.300% 3/01/30 BBB+ 15,361
50 Republic Services Inc 1.450% 2/15/31 BBB+ 39,096
100 Revvity Inc 2.250% 9/15/31 BBB 80,136
40 Rockwell Automation Inc 4.200% 3/01/49 A 35,579
10 Rogers Communications Inc 3.625% 12/15/25 BBB- 9,522
10 Rogers Communications Inc 2.900% 11/15/26 BBB- 9,202
40 Rogers Communications Inc 3.200% 3/15/27 BBB- 37,107
10 Rogers Communications Inc 3.800% 3/15/32 BBB- 8,691
150 Rogers Communications Inc 5.450% 10/01/43 BBB- 137,563
100 Roper Technologies Inc 3.800% 12/15/26 BBB 95,826
10 Ryder System Inc 2.500% 9/01/24 BBB+ 9,646
100 Ryder System Inc 2.850% 3/01/27 BBB+ 92,245
100 S&P Global Inc 2.900% 3/01/32 A- 86,494
20 Sabine Pass Liquefaction LLC 5.875% 6/30/26 BBB 20,137
150 Sabine Pass Liquefaction LLC 4.500% 5/15/30 BBB 142,388
90 Salesforce Inc 2.700% 7/15/41 A 65,483
122 Salesforce Inc 2.900% 7/15/51 A 84,268
10 Schlumberger Finance Canada Ltd 1.400% 9/17/25 A 9,250
72 Schlumberger Investment SA 2.650% 6/26/30 A 62,971
131 Sherwin-Williams Co/The 2.950% 8/15/29 BBB 116,614
42 Sherwin-Williams Co/The 4.500% 6/01/47 BBB 36,709
60 Sonoco Products Co 2.850% 2/01/32 BBB 49,861
100 Stanley Black & Decker Inc (3) 3.000% 5/15/32 BBB+ 85,287
100 Starbucks Corp 3.000% 2/14/32 BBB+ 86,397
100 Starbucks Corp 4.800% 2/15/33 BBB+ 98,869
10 Starbucks Corp 3.500% 11/15/50 BBB+ 7,481
130 Sysco Corp 3.250% 7/15/27 BBB 121,840
50 Takeda Pharmaceutical Co Ltd 3.375% 7/09/60 BBB 33,776
40 Take-Two Interactive Software Inc 3.700% 4/14/27 BBB 37,951
40 Tapestry Inc 3.050% 3/15/32 BBB 31,942
1 Target Corp 3.375% 4/15/29 A 940
150 Target Corp 2.350% 2/15/30 A 130,126
52 Target Corp 6.500% 10/15/37 A 58,362

Nuveen ESG U.S. Aggregate Bond ETF (NUBD)
(continued)
Portfolio of Investments
July 31, 2023

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Industrial (continued)
$ 9 Target Corp 3.900% 11/15/47 A $ 7,550
20 TC PipeLines LP 3.900% 5/25/27 BBB+ 18,998
40 Teledyne Technologies Inc 2.250% 4/01/28 BBB 35,091
20 Telefonica Emisiones SA 4.103% 3/08/27 BBB- 19,172
21 Telefonica Emisiones SA 7.045% 6/20/36 BBB- 22,940
30 Telefonica Emisiones SA 4.665% 3/06/38 BBB- 25,485
10 Telefonica Emisiones SA 4.895% 3/06/48 BBB- 8,276
90 Telefonica Emisiones SA 5.520% 3/01/49 BBB- 81,707
50 TELUS Corp 3.700% 9/15/27 BBB 47,039
60 Texas Instruments Inc 1.750% 5/04/30 A+ 50,341
100 Texas Instruments Inc 1.900% 9/15/31 A+ 82,000
30 Texas Instruments Inc 3.875% 3/15/39 A+ 26,573
170 Thermo Fisher Scientific Inc 2.800% 10/15/41 A- 125,232
40 Thomson Reuters Corp 3.350% 5/15/26 BBB 38,013
30 Timken Co/The (3) 4.125% 4/01/32 BBB- 26,920
100 Toyota Motor Corp (3) 5.118% 7/13/28 A+ 101,530
132 Toyota Motor Corp 2.760% 7/02/29 A+ 119,646
100 Toyota Motor Credit Corp 0.625% 9/13/24 A+ 94,771
10 Toyota Motor Credit Corp 4.400% 9/20/24 A+ 9,887
100 Toyota Motor Credit Corp 1.450% 1/13/25 A+ 94,703
100 Toyota Motor Credit Corp 1.125% 6/18/26 A+ 89,881
40 Toyota Motor Credit Corp 4.550% 5/17/30 A+ 39,170
10 Trane Technologies Luxembourg Finance SA 3.800% 3/21/29 BBB 9,455
260 TransCanada PipeLines Ltd 2.500% 10/12/31 BBB+ 209,781
60 Transcontinental Gas Pipe Line Co LLC 7.850% 2/01/26 BBB+ 62,905
70 Transcontinental Gas Pipe Line Co LLC 3.250% 5/15/30 BBB+ 62,361
50 Transcontinental Gas Pipe Line Co LLC 3.950% 5/15/50 BBB+ 38,399
120 TSMC Arizona Corp 4.250% 4/22/32 AA- 115,790
39 TWDC Enterprises 18 Corp 3.150% 9/17/25 A- 37,447
10 TWDC Enterprises 18 Corp 2.950% 6/15/27 A- 9,405
20 TWDC Enterprises 18 Corp 4.375% 8/16/41 A- 17,854
10 TWDC Enterprises 18 Corp 4.125% 12/01/41 A- 8,684
60 Tyco Electronics Group SA 2.500% 2/04/32 A- 50,175
10 Unilever Capital Corp 2.600% 5/05/24 A+ 9,778
18 Unilever Capital Corp 3.100% 7/30/25 A+ 17,361
21 Unilever Capital Corp 2.000% 7/28/26 A+ 19,415
100 Unilever Capital Corp 1.750% 8/12/31 A+ 80,640
488 Union Pacific Corp 3.550% 8/15/39 A- 404,501
60 United Parcel Service Inc 4.450% 4/01/30 A 59,375
150 United Parcel Service Inc 5.200% 4/01/40 A 153,056
100 Valero Energy Corp 2.800% 12/01/31 BBB 83,183
20 Valmont Industries Inc 5.250% 10/01/54 BBB- 17,411
50 Verisk Analytics Inc 4.125% 3/15/29 BBB 48,112
39 Verizon Communications Inc 4.016% 12/03/29 BBB+ 36,334
50 Verizon Communications Inc 1.500% 9/18/30 BBB+ 39,410
170 Verizon Communications Inc 2.550% 3/21/31 BBB+ 141,113
605 Verizon Communications Inc 2.355% 3/15/32 BBB+ 483,106
100 Verizon Communications Inc (3) 5.050% 5/09/33 BBB+ 98,182
112 Verizon Communications Inc 2.850% 9/03/41 BBB+ 78,728
10 Verizon Communications Inc 5.500% 3/16/47 BBB+ 9,846
260 Verizon Communications Inc 3.875% 3/01/52 BBB+ 200,571
20 Verizon Communications Inc 2.987% 10/30/56 BBB+ 12,319
40 VF Corp (3) 2.800% 4/23/27 BBB 36,428
90 VICI Properties LP 4.950% 2/15/30 BBB- 85,153
50 Visa Inc 2.050% 4/15/30 AA- 42,577
10 Visa Inc 1.100% 2/15/31 AA- 7,841
211 Visa Inc 4.150% 12/14/35 AA- 200,499
130 VMware Inc 1.400% 8/15/26 BBB- 115,178
10 Vodafone Group PLC 4.125% 5/30/25 BBB 9,758
20 Vodafone Group PLC 6.250% 11/30/32 BBB 21,295

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Industrial (continued)
$ 163 Vodafone Group PLC 6.150% 2/27/37 BBB $ 169,665
50 Vulcan Materials Co (3) 5.800% 3/01/26 BBB 50,022
90 Walgreens Boots Alliance Inc (3) 3.200% 4/15/30 BBB- 76,619
40 Walt Disney Co/The 3.350% 3/24/25 A- 38,799
40 Walt Disney Co/The (3) 2.650% 1/13/31 A- 34,407
150 Walt Disney Co/The 6.400% 12/15/35 A- 167,078
12 Walt Disney Co/The 4.750% 9/15/44 A- 11,206
60 Walt Disney Co/The 4.950% 10/15/45 A- 56,587
290 Walt Disney Co/The 2.750% 9/01/49 A- 191,531
1 Warnermedia Holdings Inc 3.788% 3/15/25 BBB- 966
1 Warnermedia Holdings Inc 5.391% 3/15/62 BBB- 813
100 Waste Connections Inc 2.200% 1/15/32 BBB+ 80,662
10 Waste Management Inc 1.500% 3/15/31 BBB+ 7,924
100 Waste Management Inc 4.150% 4/15/32 BBB+ 94,954
110 Western Midstream Operating LP 6.150% 4/01/33 BBB- 111,565
40 Western Union Co/The 2.850% 1/10/25 BBB 38,188
10 Western Union Co/The (3) 6.200% 11/17/36 BBB 10,068
50 Westlake Corp 5.000% 8/15/46 BBB 43,099
10 Weyerhaeuser Co 7.375% 3/15/32 BBB 11,285
80 Weyerhaeuser Co 3.375% 3/09/33 BBB 68,694
100 Whirlpool Corp (3) 4.700% 5/14/32 BBB 95,683
190 Williams Cos Inc/The 2.600% 3/15/31 BBB 157,520
130 WRKCo Inc 4.000% 3/15/28 BBB 121,379
50 WW Grainger Inc 1.850% 2/15/25 A 47,451
50 Xilinx Inc 2.375% 6/01/30 A- 43,119
31 Xylem Inc/NY 2.250% 1/30/31 BBB 25,754
20 Zoetis Inc 4.500% 11/13/25 BBB 19,674
126 Zoetis Inc 3.900% 8/20/28 BBB 121,091
9 Zoetis Inc 2.000% 5/15/30 BBB 7,482
Total Industrial 40,178,898
Utility - 2.2%
52 AEP Texas Inc 4.150% 5/01/49 BBB+ 40,970
20 American Electric Power Co Inc 5.699% 8/15/25 BBB- 20,024
10 American Electric Power Co Inc 5.750% 11/01/27 BBB 10,245
110 American Water Capital Corp 2.800% 5/01/30 BBB+ 96,023
110 American Water Capital Corp 2.300% 6/01/31 BBB+ 91,319
260 Appalachian Power Co 4.400% 5/15/44 A- 212,869
40 Atmos Energy Corp 2.625% 9/15/29 A- 35,370
100 Atmos Energy Corp 2.850% 2/15/52 A- 66,989
40 Avangrid Inc 3.200% 4/15/25 BBB 38,175
60 Avista Corp 4.000% 4/01/52 A- 47,143
120 Berkshire Hathaway Energy Co 3.700% 7/15/30 A- 110,300
210 Berkshire Hathaway Energy Co 5.150% 11/15/43 A- 196,932
100 Berkshire Hathaway Energy Co 4.600% 5/01/53 A- 84,748
10 Black Hills Corp 1.037% 8/23/24 BBB+ 9,499
50 Black Hills Corp 5.950% 3/15/28 BBB+ 51,057
100 CenterPoint Energy Houston Electric LLC 3.000% 3/01/32 A 85,790
90 CenterPoint Energy Inc 1.450% 6/01/26 BBB 80,715
90 CenterPoint Energy Resources Corp 4.100% 9/01/47 A- 72,904
121 Commonwealth Edison Co 6.450% 1/15/38 A 131,699
100 Commonwealth Edison Co 2.750% 9/01/51 A 63,671
110 Connecticut Light and Power Co/The 2.050% 7/01/31 A+ 89,167
40 Consolidated Edison Co of New York Inc (3) 2.400% 6/15/31 A- 33,342
124 Consolidated Edison Co of New York Inc 5.500% 12/01/39 A- 121,707
122 Consolidated Edison Co of New York Inc 4.650% 12/01/48 A- 107,091
20 Consolidated Edison Co of New York Inc 3.950% 4/01/50 A- 16,218
10 Consolidated Edison Co of New York Inc 4.300% 12/01/56 A- 8,195
10 Consolidated Edison Co of New York Inc 4.500% 5/15/58 A- 8,392
10 Consolidated Edison Co of New York Inc 3.700% 11/15/59 A- 7,243

Nuveen ESG U.S. Aggregate Bond ETF (NUBD)
(continued)
Portfolio of Investments
July 31, 2023

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Utility (continued)
$ 21 Consolidated Edison Co of New York Inc 3.000% 12/01/60 A- $ 13,242
100 Consumers Energy Co 4.900% 2/15/29 A+ 99,958
90 Consumers Energy Co 3.500% 8/01/51 A+ 67,900
126 DTE Energy Co 2.950% 3/01/30 BBB 108,783
112 Duke Energy Florida LLC 2.400% 12/15/31 A 92,337
57 Duke Energy Florida LLC 6.350% 9/15/37 A 61,746
100 Duke Energy Florida LLC 5.950% 11/15/52 A 107,854
62 Emera US Finance LP 4.750% 6/15/46 BBB- 49,827
60 Entergy Arkansas LLC 5.150% 1/15/33 A 60,349
100 Essential Utilities Inc 2.400% 5/01/31 BBB 81,010
100 Evergy Metro Inc 4.950% 4/15/33 A 98,138
100 Exelon Corp 2.750% 3/15/27 BBB 91,945
10 Exelon Corp 4.050% 4/15/30 BBB 9,349
10 Exelon Corp 4.950% 6/15/35 BBB 9,525
10 Exelon Corp 4.450% 4/15/46 BBB 8,558
48 Interstate Power and Light Co 3.600% 4/01/29 BBB+ 44,139
70 IPALCO Enterprises Inc 4.250% 5/01/30 BBB- 63,790
100 National Rural Utilities Cooperative Finance Corp 3.450% 6/15/25 A 96,388
100 National Rural Utilities Cooperative Finance Corp 2.750% 4/15/32 A+ 83,210
151 NiSource Inc 3.600% 5/01/30 BBB 136,419
30 NiSource Inc 1.700% 2/15/31 BBB 23,461
50 NSTAR Electric Co 3.200% 5/15/27 A+ 47,038
110 NSTAR Electric Co 3.950% 4/01/30 A+ 103,422
12 NSTAR Electric Co 5.500% 3/15/40 A+ 11,968
80 Oklahoma Gas and Electric Co 4.150% 4/01/47 A- 64,974
20 Oncor Electric Delivery Co LLC 2.750% 5/15/30 A 17,456
67 Oncor Electric Delivery Co LLC 7.500% 9/01/38 A 80,153
110 Oncor Electric Delivery Co LLC, 144A 4.950% 9/15/52 A 105,205
30 ONE Gas Inc 4.250% 9/01/32 A- 28,195
60 PacifiCorp 2.700% 9/15/30 A 50,340
10 PacifiCorp 5.250% 6/15/35 A 9,573
180 PECO Energy Co 4.600% 5/15/52 A+ 161,896
60 Piedmont Natural Gas Co Inc 2.500% 3/15/31 BBB+ 49,003
36 Potomac Electric Power Co 6.500% 11/15/37 A 39,678
50 PPL Capital Funding Inc 3.100% 5/15/26 BBB+ 47,258
60 PPL Electric Utilities Corp 4.150% 10/01/45 A+ 50,663
18 Public Service Co of Colorado 6.500% 8/01/38 A+ 19,487
50 Public Service Co of New Hampshire 2.200% 6/15/31 A+ 41,178
20 Public Service Co of Oklahoma 2.200% 8/15/31 A- 16,127
10 Public Service Electric and Gas Co 2.250% 9/15/26 A 9,264
70 Public Service Electric and Gas Co 1.900% 8/15/31 A 56,207
130 Public Service Electric and Gas Co 5.800% 5/01/37 A 135,163
100 Puget Energy Inc 4.224% 3/15/32 BBB- 89,632
30 Puget Sound Energy Inc 5.638% 4/15/41 A 29,916
100 San Diego Gas & Electric Co 3.000% 3/15/32 A 85,896
43 San Diego Gas & Electric Co 4.150% 5/15/48 A 35,722
94 Sempra 6.000% 10/15/39 BBB 95,501
220 Southern California Edison Co 4.700% 6/01/27 A- 216,863
10 Southern California Edison Co 4.500% 9/01/40 A- 8,611
60 Southern California Edison Co 4.875% 3/01/49 A- 53,438
150 Southern California Edison Co 5.450% 6/01/52 A- 144,480
10 Southern California Gas Co 3.150% 9/15/24 AA- 9,705
10 Southern California Gas Co 4.300% 1/15/49 AA- 8,294
100 Southern California Gas Co 5.750% 6/01/53 AA- 102,126
60 Southern Co/The 5.200% 6/15/33 BBB 59,487
10 Southwest Gas Corp 3.700% 4/01/28 BBB+ 9,249
20 Southwest Gas Corp 3.800% 9/29/46 BBB+ 14,267
140 Southwestern Electric Power Co 3.250% 11/01/51 BBB+ 93,307
106 Southwestern Public Service Co 4.500% 8/15/41 A- 91,068
23 Southwestern Public Service Co 4.400% 11/15/48 A- 19,333

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Utility (continued)
$ 10 Tampa Electric Co 3.875% 7/12/24 A- $ 9,837
50 Tampa Electric Co 5.000% 7/15/52 A- 45,845
12 Tucson Electric Power Co 3.050% 3/15/25 A- 11,528
40 Tucson Electric Power Co 3.250% 5/15/32 A- 34,646
40 Tucson Electric Power Co 3.250% 5/01/51 A- 26,724
25 Union Electric Co 5.450% 3/15/53 A 25,339
20 Washington Gas Light Co 3.796% 9/15/46 A- 15,147
10 WEC Energy Group Inc 5.000% 9/27/25 BBB+ 9,935
100 WEC Energy Group Inc 2.200% 12/15/28 BBB+ 86,627
10 Wisconsin Power and Light Co 1.950% 9/16/31 A- 7,918
30 Wisconsin Power and Light Co 4.950% 4/01/33 A- 29,583
68 Wisconsin Public Service Corp 3.671% 12/01/42 A 52,096
Total Utility 6,012,093
Total Corporate Debt
(cost $78,344,710) 69,054,348
Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
X 14,439,821 GOVERNMENT RELATED - 5.3%
X 14,439,821
Government Agency - 1.9%
$ 10 Equinor ASA 3.250% 11/10/24 AA- $ 9,725
10 Equinor ASA 3.000% 4/06/27 AA- 9,359
10 Equinor ASA 3.625% 9/10/28 AA- 9,554
214 Equinor ASA (3) 3.125% 4/06/30 AA- 195,232
10 Equinor ASA 5.100% 8/17/40 AA- 10,014
42 Equinor ASA 3.950% 5/15/43 AA- 36,052
30 Equinor ASA 3.700% 4/06/50 AA- 24,059
100 Export Development Canada 3.375% 8/26/25 AAA 96,977
100 Export Development Canada 4.375% 6/29/26 AAA 99,276
400 Federal National Mortgage Association 1.750% 7/02/24 AAA 386,717
81 Federal National Mortgage Association (3) 2.625% 9/06/24 N/R 78,735
70 Federal National Mortgage Association 1.625% 1/07/25 N/R 66,587
200 Federal National Mortgage Association 0.625% 4/22/25 N/R 185,395
200 Federal National Mortgage Association 0.500% 6/17/25 AAA 184,060
200 Federal National Mortgage Association 1.875% 9/24/26 N/R 184,398
329 Federal National Mortgage Association 5.625% 7/15/37 N/R 373,581
50 Israel Government AID Bond 5.500% 12/04/23 AAA 49,984
10 Israel Government AID Bond 5.500% 9/18/33 AAA 10,860
99 Japan Bank for International Cooperation 2.500% 5/28/25 A+ 94,043
80 Japan Bank for International Cooperation 0.625% 7/15/25 A+ 73,227
200 Japan Bank for International Cooperation 4.250% 1/26/26 A+ 196,616
320 Japan Bank for International Cooperation 2.875% 6/01/27 A+ 298,389
100 Japan International Cooperation Agency 4.000% 5/23/28 A+ 96,781
100 Korea Development Bank/The 2.125% 10/01/24 AA 95,949
40 Korea Development Bank/The 1.375% 4/25/27 AA 35,202
160 Korea Development Bank/The 4.375% 2/15/28 AA 156,532
20 Kreditanstalt fuer Wiederaufbau 1.375% 8/05/24 AAA 19,195
744 Kreditanstalt fuer Wiederaufbau 2.500% 11/20/24 AAA 717,343
100 Kreditanstalt fuer Wiederaufbau 1.250% 1/31/25 AAA 94,291
79 Kreditanstalt fuer Wiederaufbau 0.375% 7/18/25 AAA 72,265
442 Kreditanstalt fuer Wiederaufbau 3.000% 5/20/27 AAA 419,517
110 Kreditanstalt fuer Wiederaufbau 4.125% 7/15/33 AAA 109,821
10 Landwirtschaftliche Rentenbank 3.125% 11/14/23 AAA 9,933
30 Landwirtschaftliche Rentenbank 2.000% 1/13/25 AAA 28,628
150 Landwirtschaftliche Rentenbank 0.500% 5/27/25 AAA 137,965
100 Landwirtschaftliche Rentenbank (3) 3.875% 9/28/27 AAA 98,099
39 Oesterreichische Kontrollbank AG 3.125% 11/07/23 AA+ 38,751
110 Oesterreichische Kontrollbank AG 0.500% 9/16/24 AA+ 104,024
100 Oesterreichische Kontrollbank AG 2.875% 5/23/25 AA+ 95,986

Nuveen ESG U.S. Aggregate Bond ETF (NUBD)
(continued)
Portfolio of Investments
July 31, 2023

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Government Agency (continued)
$ 30 Svensk Exportkredit AB 0.625% 5/14/25 AA+ $ 27,667
260 Svensk Exportkredit AB 4.625% 11/28/25 AA+ 257,977
Total Government Agency 5,288,766
Municipal Bonds - 1.0% (4)
250 Province of Alberta Canada (No Opt. Call) 1.000% 5/20/25 AA- 231,817
160 Province of Alberta Canada (No Opt. Call) 3.300% 3/15/28 AA- 151,673
40 Province of Alberta Canada (No Opt. Call) 1.300% 7/22/30 AA- 32,405
175 Province of British Columbia Canada (No Opt. Call) 1.750% 9/27/24 AA 167,637
50 Province of British Columbia Canada (No Opt. Call) 2.250% 6/02/26 AA+ 46,700
110 Province of British Columbia Canada (No Opt. Call) 0.900% 7/20/26 AA+ 98,494
85 Province of British Columbia Canada (No Opt. Call) 4.200% 7/06/33 AA+ 83,744
100 Province of Manitoba Canada (No Opt. Call) 2.600% 4/16/24 A+ 97,874
100 Province of Manitoba Canada (No Opt. Call) 1.500% 10/25/28 A+ 86,118
100 Province of Manitoba Canada (No Opt. Call) 4.300% 7/27/33 N/R 98,899
70 Province of New Brunswick Canada (No Opt. Call) 3.625% 2/24/28 A+ 66,951
10 Province of Ontario Canada (No Opt. Call) 3.400% 10/17/23 AA- 9,954
110 Province of Ontario Canada (No Opt. Call) (3) 3.200% 5/16/24 AA- 107,892
200 Province of Ontario Canada (No Opt. Call) 2.500% 4/27/26 AA- 188,305
260 Province of Ontario Canada (No Opt. Call) 3.100% 5/19/27 AA- 246,299
11 Province of Ontario Canada (No Opt. Call) 1.050% 5/21/27 AA- 9,639
100 Province of Ontario Canada (No Opt. Call) 1.800% 10/14/31 AA- 82,407
100 Province of Ontario Canada (No Opt. Call) 2.125% 1/21/32 AA- 84,218
89 Province of Quebec Canada (No Opt. Call) 2.875% 10/16/24 AA- 86,259
180 Province of Quebec Canada (No Opt. Call) 1.500% 2/11/25 AA- 169,923
120 Province of Quebec Canada (No Opt. Call) 0.600% 7/23/25 AA- 109,989
295 Province of Quebec Canada (No Opt. Call) 2.500% 4/20/26 AA- 278,078
70 Province of Quebec Canada (No Opt. Call) 2.750% 4/12/27 AA- 65,447
Total Municipal Bonds 2,600,722
Sovereign Debt - 2.4%
10 African Development Bank 3.000% 9/20/23 AAA 9,967
20 African Development Bank 3.375% 7/07/25 AAA 19,415
110 African Development Bank 0.875% 7/22/26 AAA 98,498
80 Asian Development Bank 4.125% 9/27/24 AAA 78,792
400 Asian Development Bank 1.500% 10/18/24 AAA 381,709
150 Asian Development Bank 1.500% 1/20/27 AAA 135,592
100 Asian Development Bank (3) 1.875% 3/15/29 AAA 87,943
100 Asian Development Bank 3.125% 4/27/32 AAA 92,687
80 Canada Government International Bond 1.625% 1/22/25 AAA 75,959
100 Canada Government International Bond 2.875% 4/28/25 AAA 96,327
50 Canada Government International Bond (3) 3.750% 4/26/28 AAA 48,869
30 Chile Government International Bond 3.125% 1/21/26 A 28,663
30 Chile Government International Bond 3.240% 2/06/28 A 28,007
160 Chile Government International Bond 2.450% 1/31/31 A 136,180
200 Chile Government International Bond 3.250% 9/21/71 A 129,418
32 Council Of Europe Development Bank 1.375% 2/27/25 AAA 30,149
50 Council Of Europe Development Bank (3) 0.875% 9/22/26 AAA 44,538
30 European Bank for Reconstruction & Development 1.500% 2/13/25 AAA 28,362
100 European Bank for Reconstruction & Development 4.375% 3/09/28 AAA 100,151
211 European Investment Bank 3.125% 12/14/23 AAA 209,148
100 European Investment Bank 2.250% 6/24/24 AAA 97,121
110 European Investment Bank 2.750% 8/15/25 AAA 105,387
100 European Investment Bank 0.750% 10/26/26 AAA 88,749
112 European Investment Bank 1.375% 3/15/27 AAA 100,518
100 European Investment Bank (3) 3.625% 7/15/30 AAA 96,542
44 Hungary Government International Bond 7.625% 3/29/41 BBB 49,790
190 Indonesia Government International Bond 4.550% 1/11/28 BBB 187,340
210 Indonesia Government International Bond (3) 5.650% 1/11/53 BBB 219,980
100 Inter-American Development Bank 3.250% 7/01/24 AAA 97,934

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Sovereign Debt (continued)
$ 100 Inter-American Development Bank 4.500% 5/15/26 AAA $ 99,675
100 Inter-American Development Bank 1.500% 1/13/27 AAA 90,382
100 Inter-American Development Bank 4.000% 1/12/28 AAA 98,610
100 Inter-American Development Bank 1.125% 7/20/28 AAA 85,704
200 Inter-American Development Bank 3.875% 10/28/41 AAA 183,962
60 International Bank for Reconstruction & Development 2.500% 3/19/24 AAA 58,836
535 International Bank for Reconstruction & Development 1.500% 8/28/24 AAA 512,962
161 International Bank for Reconstruction & Development 2.125% 3/03/25 AAA 153,547
40 International Bank for Reconstruction & Development 0.625% 4/22/25 AAA 37,053
60 International Bank for Reconstruction & Development 3.125% 11/20/25 AAA 57,771
60 International Bank for Reconstruction & Development 2.500% 11/22/27 AAA 55,652
92 International Bank for Reconstruction & Development 4.000% 7/25/30 AAA 90,713
100 International Bank for Reconstruction & Development 1.625% 11/03/31 AAA 82,941
112 International Bank for Reconstruction & Development 2.500% 3/29/32 AAA 99,013
80 International Finance Corp 0.375% 7/16/25 AAA 73,265
50 International Finance Corp 2.126% 4/07/26 AAA 46,801
180 Israel Government International Bond 2.750% 7/03/30 A+ 157,986
70 Israel Government International Bond 3.875% 7/03/50 A+ 56,248
10 Korea International Bond 2.750% 1/19/27 AA 9,406
30 Korea International Bond 2.500% 6/19/29 AA- 27,138
20 Korea International Bond 1.000% 9/16/30 AA 15,878
70 Korea International Bond 1.750% 10/15/31 AA 57,781
70 Nordic Investment Bank 2.250% 5/21/24 AAA 68,152
100 Panama Government International Bond 4.000% 9/22/24 BBB 97,500
20 Panama Government International Bond 3.750% 3/16/25 BBB 19,350
40 Panama Government International Bond 3.160% 1/23/30 BBB 35,026
250 Panama Government International Bond 4.500% 5/15/47 BBB 198,376
90 Panama Government International Bond 4.500% 4/16/50 BBB 69,666
180 Peruvian Government International Bond (3) 2.844% 6/20/30 BBB 156,203
70 Peruvian Government International Bond 2.783% 1/23/31 BBB 59,436
65 Peruvian Government International Bond 3.000% 1/15/34 BBB 53,357
96 Peruvian Government International Bond 5.625% 11/18/50 BBB 97,631
20 Peruvian Government International Bond (3) 3.550% 3/10/51 BBB 14,769
10 Republic of Italy Government International Bond 0.875% 5/06/24 BBB 9,608
110 Republic of Italy Government International Bond 1.250% 2/17/26 BBB 98,789
140 Republic of Italy Government International Bond 2.875% 10/17/29 BBB 121,597
50 Republic of Poland Government International Bond 4.000% 1/22/24 A- 49,565
110 Republic of Poland Government International Bond 4.875% 10/04/33 A- 108,603
54 Uruguay Government International Bond 5.750% 10/28/34 BBB 57,505
200 Uruguay Government International Bond 4.125% 11/20/45 BBB 180,141
Total Sovereign Debt 6,550,333
Total Government Related
(cost $15,718,643) 14,439,821
Total Long-Term Investments
(cost $304,035,722) 269,646,459
Shares Description (1) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING -   1.0%
2,745,116 State Street Navigator Securities Lending Government
Money Market Portfolio (5)
5.340%(6) $ 2,745,116
Total Investments Purchased with Collateral from Securities Lending
(cost $2,745,116) 2,745,116
Total Investments
(cost $306,780,838 ) - 99.6% 272,391,575
Other Assets & Liabilities, Net - 0.4% 1,021,084
Net Assets - 100% $ 273,412,659

Nuveen ESG U.S. Aggregate Bond ETF (NUBD)
(continued)
Portfolio of Investments
July 31, 2023

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) The Fund uses credit quality ratings for its portfolio securities provided by Moody’s, S&P and Fitch. If all three of Moody’s, S&P, and Fitch provide a rating for a security, the middle is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody’s, S&P or Fitch. Ratings are not covered by the report of independent registered public accounting firm.
(3) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $2,664,189.
(4) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns. Optional Call Provisions are not covered by the report of independent registered public accounting firm.
(5) The Fund may loan securities representing up to one third of the market value of its total assets (which includes collateral for securities on loan)
to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a market value, at the inception of each loan, equal to not less than 100% of the market value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(6) The rate shown is the one-day yield as of the end of the reporting period.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
DD1 Portion of investment purchased on a delayed delivery basis.
WI/DD Purchased on a when-issued or delayed delivery basis.
See Notes to Financial Statements

Statement of Assets and Liabilities
See Notes to Financial Statements

July 31, 2023 NUAG NUSA NUHY NUBD
ASSETS
Long-term investments, at value
†‡
$ 32,537,860 $ 40,466,157 $ 100,412,372 $ 269,646,459
Investments purchased with collateral from securities lending, at value (cost approximates value) 678,026 499,160 8,236,454 2,745,116
Cash 331,986 286,888 174,343 4,073,583
Receivables:
Interest 274,092 267,036 1,675,098 1,758,201
Investments sold 516,840 1,391,817 5,288,886 2,123,656
Securities lending income 641 761 5,488 1,750
Other 2,624 356 1,055 2,718
Total assets 34,342,069 42,912,175 115,793,696 280,351,483
LIABILITIES
Payables:
Collateral from securities lending 678,026 499,160 8,236,454 2,745,116
Investments purchased - regular settlement 541,403 1,216,947 4,487,498 1,795,294
Investments purchased - when-issued/delayed-delivery settlement 98,463 102,057 — 2,361,252
Accrued expenses:
Management fees 5,066 4,759 24,407 31,859
Professional fees 63 103 330 793
Trustees fees 111 182 714 1,792
Other 2,624 357 1,055 2,718
Total liabilities 1,325,756 1,823,565 12,750,458 6,938,824
Net assets $ 33,016,313 $ 41,088,610 $ 103,043,238 $ 273,412,659
Shares outstanding 1,600,000 1,800,000 5,000,000 12,500,000
Net asset value ("NAV") per share $ 20.64 $ 22.83 $ 20.61 $ 21.87
NET ASSETS CONSIST OF:
Paid-in capital 62,577,694 44,168,354 120,987,800 316,411,406
Total distributable earnings (loss) (29,561,381) (3,079,744) (17,944,562) (42,998,747)
Net assets $ 33,016,313 $ 41,088,610 $ 103,043,238 $ 273,412,659
Authorized shares Unlimited Unlimited Unlimited Unlimited
Par value per share $ 0.01 $ 0.01 $ 0.01 $ 0.01
†
Long-term investments, cost $ 35,924,117 $ 41,429,283 $ 106,987,089 $ 304,035,722
‡   Includes securities loaned of $ 656,976 $ 485,085 $ 7,900,919 $ 2,664,189

Statement of Operations
See Notes to Financial Statements

Year Ended July 31, 2023 NUAG NUSA NUHY NUBD
INVESTMENT INCOME
Interest 1,836,798 877,087 5,737,785 6,627,808
Securities lending income, net 3,502 2,956 89,393 16,781
Foreign tax withheld on dividend income — — — (25)
Total investment income 1,840,300 880,043 5,827,178 6,644,564
EXPENSES
Management fees 97,164 65,229 300,849 380,124
Professional fees 1,712 661 2,236 5,456
Trustees fees 1,932 1,143 3,619 9,025
Total expenses 100,808 67,033 306,704 394,605
Net investment income (loss) 1,739,492 813,010 5,520,474 6,249,959
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss):
Investments (5,487,353) (1,088,737) (6,041,492) (1,585,152)
In-kind redemptions (15,987,753) (615,171) (170,521) (1,574,531)
Net realized gain (loss) (21,475,106) (1,703,908) (6,212,013) (3,159,683)
Change in unrealized appreciation (depreciation) on:
Investments 13,208,165 682,355 3,280,629 (11,799,112)
Change in net unrealized appreciation (depreciation) 13,208,165 682,355 3,280,629 (11,799,112)
Net realized and unrealized gain (loss) (8,266,941) (1,021,553) (2,931,384) (14,958,795)
Net increase (decrease) in net assets from operations $ (6,527,449) $ (208,543) $ 2,589,090 $ (8,708,836)

Statement of Changes in Net Assets
See Notes to Financial Statements

NUAG NUSA
Year Ended
7/31/23
Year Ended
7/31/22
Year Ended
7/31/23
Year Ended
7/31/22
OPERATIONS
Net investment income (loss) $ 1,739,492 $ 5,217,071 $ 813,010 $ 489,715
Net realized gain (loss) (21,475,106) (28,600,975) (1,703,908) (347,071)
Change in net unrealized appreciation (depreciation) 13,208,165 (17,185,746) 682,355 (2,216,914)
Net increase (decrease) in net assets from operations (6,527,449) (40,569,650) (208,543) (2,074,270)
DISTRIBUTIONS TO SHAREHOLDERS
Dividends (2,043,070) (7,065,060) (904,010) (801,410)
Decrease in net assets from distributions to shareholders (2,043,070) (7,065,060) (904,010) (801,410)
FUND SHARE TRANSACTIONS
Proceeds from sale of shares 6,326,238 210,415,750 22,913,450 7,319,590
Cost of shares redeemed (129,921,150) (171,275,770) (18,278,320) (7,333,910)
Net increase (decrease) in net assets from Fund share transactions (123,594,912) 39,139,980 4,635,130 (14,320)
Net increase (decrease) in net assets (132,165,431) (8,494,730) 3,522,577 (2,890,000)
Net assets at the beginning of period 165,181,744 173,676,474 37,566,033 40,456,033
Net assets at the end of period $ 33,016,313 $ 165,181,744 $ 41,088,610 $ 37,566,033

See Notes to Financial Statements

NUHY NUBD
Year Ended
7/31/23
Year Ended
7/31/22
Year Ended
7/31/23
Year Ended
7/31/22
OPERATIONS
Net investment income (loss) $ 5,520,474 $ 4,373,425 $ 6,249,959 $ 4,267,577
Net realized gain (loss) (6,212,013) (1,975,582) (3,159,683) (3,379,502)
Change in net unrealized appreciation (depreciation) 3,280,629 (11,040,472) (11,799,112) (26,215,926)
Net increase (decrease) in net assets from operations 2,589,090 (8,642,629) (8,708,836) (25,327,851)
DISTRIBUTIONS TO SHAREHOLDERS
Dividends (6,591,930) (5,144,420) (7,684,630) (5,556,700)
Decrease in net assets from distributions to shareholders (6,591,930) (5,144,420) (7,684,630) (5,556,700)
FUND SHARE TRANSACTIONS
Proceeds from sale of shares 12,451,730 21,321,020 55,017,630 37,833,980
Cost of shares redeemed (2,057,310) (7,260,360) (22,156,440) (12,888,490)
Net increase (decrease) in net assets from Fund share transactions 10,394,420 14,060,660 32,861,190 24,945,490
Net increase (decrease) in net assets 6,391,580 273,611 16,467,724 (5,939,061)
Net assets at the beginning of period 96,651,658 96,378,047 256,944,935 262,883,996
Net assets at the end of period $ 103,043,238 $ 96,651,658 $ 273,412,659 $ 256,944,935

Financial Highlights

The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
/Unrealized
Gain (Loss) Total
From
Net
Investment
Income
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
Market
Price,
End of
Period
NUAG
7/31/23
$ 22.02 $ 0.75 $ (1.30) $ (0.55) $ (0.83) $ — $ (0.83) $ 20.64 $ 20.68
7/31/22
25.17 0.39 (3.01) (2.62) (0.53) — (0.53) 22.02 22.09
7/31/21
26.08 0.33 (0.55) (0.22) (0.69) — (0.69) 25.17 25.18
7/31/20
24.49 0.55 1.88 2.43 (0.84) — (0.84) 26.08 26.05
7/31/19
23.49 0.75 1.09 1.84 (0.84) — (0.84) 24.49 24.44
NUSA
7/31/23
23.48 0.56 (0.58) (0.02) (0.63) — (0.63) 22.83 22.83
7/31/22
25.29 0.31 (1.62) (1.31) (0.50) — (0.50) 23.48 23.52
7/31/21
25.61 0.34 (0.08) 0.26 (0.58) — (0.58) 25.29 25.31
7/31/20
24.86 0.55 0.90 1.45 (0.70) — (0.70) 25.61 25.69
7/31/19
24.30 0.62 0.65 1.27 (0.71) — (0.71) 24.86 24.89
NUHY
7/31/23
21.48 1.13 (0.65) 0.48 (1.35) — (1.35) 20.61 20.68
7/31/22
24.71 1.02 (3.04) (2.02) (1.21) — (1.21) 21.48 21.63
7/31/21
24.43 1.04 0.47 1.51 (1.23) — (1.23) 24.71 24.78
7/31/20(d)
25.00 0.93 (0.53) 0.40 (0.97) — (0.97) 24.43 24.74
NUBD
7/31/23
23.36 0.54 (1.36) (0.82) (0.67) — (0.67) 21.87 21.90
7/31/22
26.29 0.41 (2.81) (2.40) (0.53) — (0.53) 23.36 23.40
7/31/21
27.31 0.45 (0.92) (0.47) (0.55) — (0.55) 26.29 26.30
7/31/20
25.36 0.55 2.04 2.59 (0.64) — (0.64) 27.31 27.37
7/31/19
24.17 0.63 1.24 1.87 (0.68) — (0.68) 25.36 25.38
(a)
Based on average shares outstanding.
(b)
Percentage is not annualized.
(c)
Does not include in-kind transactions.
(d)
For the period September 25, 2019 (commencement of operations) through July 31, 2020.
(e)
Annualized.

See Notes to Financial Statements

Ratios and Supplemental Data
Total Return Ratios to Average Net Assets
Based
on
Net Asset
Value(b)
Based
on
Market
Price(b)
Net Assets,
End of Period
(000) Expenses
Net Investment
Income (Loss)
Portfolio
Turnover
Rate(c)
(2.51) % (2.62) % $ 33,016 0.21% 3.58% 54%
(10.50) (10.27) 165,182 0.20 1.65 81
(0.81) (0.64) 173,676 0.20 1.32 235
10.11 10.19 80,845 0.20 2.21 208
8.03 7.77 71,019 0.20 3.17 167
(0.08) (0.20) 41,089 0.20 2.43 78
(5.20) (5.13) 37,566 0.20 1.27 77
1.03 0.80 40,456 0.20 1.33 46
5.93 6.15 35,854 0.20 2.20 51
5.37 5.31 27,349 0.20 2.54 36
2.47 2.07 103,043 0.31 5.50 44
(8.44) (8.07) 96,652 0.31 4.42 56
6.32 5.25 96,378 0.35 4.14 65
1.79 3.02 56,195 0.35 (e) 4.55 (e) 47
(3.47) (3.53) 273,413 0.16 2.47 14
(9.24) (9.09) 256,945 0.16 1.64 45
(1.72) (1.90) 262,884 0.20 1.69 33
10.38 10.51 147,489 0.20 2.07 18
7.89 7.84 55,786 0.20 2.59 27

Notes to Financial Statements

1. General Information
Trust and Fund Information:
Nushares ETF Trust (the “Trust”) is an open-end management investment company registered under the Investment
Company Act of 1940, as amended (the “1940 Act”). The Trust is comprised of Nuveen Enhanced Yield U.S. Aggregate Bond ETF (NUAG), Nuveen
ESG 1-5 Year U.S. Aggregate Bond ETF (NUSA) (formerly Nuveen Enhanced Yield 1-5 Year U.S. Aggregate Bond ETF), Nuveen ESG High Yield
Corporate Bond ETF (NUHY) and Nuveen ESG U.S. Aggregate Bond ETF (NUBD) (each a “Fund” and collectively, the “Funds”), as diversified funds, among others. The Trust was organized as a Massachusetts business trust on February 20, 2015. Shares of the Funds are listed and traded on the
NYSE Arca (the “Exchange”).
Current Fiscal Period:
The end of the reporting period for the Funds is July 31, 2023, and the period covered by these Notes to Financial
Statements is the fiscal year ended July 31, 2023 (the "current fiscal period").
Investment Adviser and Sub-Adviser:
The Funds’ investment adviser is Nuveen Fund Advisors, LLC (the “Adviser”), a subsidiary of Nuveen, LLC
(“Nuveen”). Nuveen is the investment management arm of Teachers Insurance and Annuity Association of America (“TIAA”). The Adviser has overall responsibility for management of the Funds, oversees the management of the Funds’ portfolios, manages the Funds’ business affairs and provides certain clerical, bookkeeping and other administrative services. The Adviser has entered into a sub-advisory agreement with Teachers Advisors, LLC
(the “Sub-Adviser”), an affiliate of the Adviser, under which the Sub-Adviser manages the investment portfolios of the Funds.
2. Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of
America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. Each Fund is an investment company and follows accounting guidance in the Financial Accounting Standards Board
(“FASB”) Accounting Standards Codification 946, Financial Services — Investment Companies. The Net Asset Value ("NAV") for financial reporting purposes may differ from the NAV for processing security and creation unit transactions. The NAV for financial reporting purposes includes security and creation unit transactions through the date of the report. Total return is computed based on the NAV used for processing security and creation unit transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.
Compensation:
The Trust pays no compensation directly to those of its officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates. The Funds' Board of Trustees (the "Board") has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.
Distributions to Shareholders:
Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications:
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
Investments and Investment Income:
Securities transactions are accounted for as of the trade date for financial reporting purposes. Realized gains and losses on securities transactions are based upon the specific identification method. Interest Income, which is recorded on an accrual basis and includes accretion of discounts and amortization of premiums for financial reporting purposes. Interest income also reflects payment-in-kind (“PIK”)
interest and paydown gains and losses, if any. PIK interest represents income received in the form of securities in lieu of cash. Securities lending income is comprised of fees earned from borrowers and income earned on cash collateral investments.
New Accounting Pronouncement:
 In March 2020, FASB issued Accounting Standards Update (“ASU”) 2020-04, Reference Rate Reform: Facilitation
of the Effects of Reference Rate Reform on Financial Reporting. The main objective of the new guidance is to provide relief to companies that will be impacted by the expected change in benchmark interest rates, when participating banks will no longer be required to submit London Interbank
Offered Rate (LIBOR) quotes by the UK Financial Conduct Authority (FCA). The new guidance allows companies to, provided the only change to existing contracts are a change to an approved benchmark interest rate, account for modifications as a continuance of the existing contract without additional analysis. For new and existing contracts, the Funds may elect to apply the amendments as of March 12, 2020 through December 31,
2022. In December 2022, FASB deferred ASU 2022-04 and issued ASU 2022-06, Reference Rate Reform: Deferral of the Sunset Date of Topic 848,
which extends the application of the amendments through December 31, 2024. Management has not yet elected to apply the amendments, is continuously evaluating the potential effect a discontinuation of LIBOR could have on the Funds’ investments and has currently determined that it is unlikely the ASU’s adoption will have a significant impact on the Funds’ financial statements and various filings.
New Rule Issuance:
A new rule adopted by the Securities and Exchange Commission (the "SEC") governing fund valuation practices, Rule 2a-5 under the 1940 Act, has established requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 permits fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are "readily available" for purposes of Section 2(a)(41) of the 1940 Act, which requires a fund to fair value a security

Notes to Financial Statements
(continued)
when market quotations are not readily available. Separately, new SEC Rule 31a-4 under the 1940 Act sets forth the recordkeeping requirements associated with fair value determinations. The Funds adopted a valuation policy conforming to the new rules, effective September 1, 2022, and there was no material impact to the Funds.
3. Investment Valuation and Fair Value Measurements
The Funds’ investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability.
Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Funds’ major classifications of assets and liabilities measured at fair value follows:
Prices of fixed-income securities are generally provided by pricing services approved by the Adviser, which is subject to review by the Adviser and oversight of the Board. Pricing services establish a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, pricing services may consider information about a security, its issuer or market activity provided by the Adviser. These securities are generally classified as Level 2.
Investments in investment companies are valued at their respective NAVs or share price on the valuation date and are generally classified as Level 1.
For any portfolio security or derivative for which market quotations are not readily available or for which the Adviser deems the valuations derived using the valuation procedures described above not to reflect fair value, the Adviser will determine a fair value in good faith using alternative procedures approved by the Adviser, subject to the oversight of the Board. As a general principle, the fair value of a security is the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2; otherwise they would be classified as Level 3.
The following table summarizes the market value of the Funds’ investments as of the end of the reporting period, based on the inputs used to value them:
NUAG
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Corporate Debt $ – $ 14,202,873 $ – $ 14,202,873
U.S. Treasury – 9,053,332 – 9,053,332
Securitized – 6,044,684 – 6,044,684
Government Related – 3,236,971 – 3,236,971
Investments Purchased with Collateral from Securities
Lending 678,026 – – 678,026
Total $ 678,026 $ 32,537,860 $ – $ 33,215,886
a

4. Portfolio Securities
Securities Lending:
Each Fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions in order to generate additional income. When loaning securities, the Fund retains the benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. The loans are continuous, can be recalled at any time, and have no set maturity. State Street Bank and Trust Company, serves as the securities lending agent (the “Agent”).
When a Fund loans its portfolio securities, it will receive, at the inception of each loan, cash collateral equal to an amount not less than 100% of the market value of the loaned securities. The actual percentage of the cash collateral will vary depending upon the asset type of the loaned securities.
Collateral for the loaned securities is invested in a government money market vehicle maintained by the Agent, which is subject to the requirements of Rule 2a-7 under the 1940 Act. The value of the loaned securities and the liability to return the cash collateral received are recognized on the
Statement of Assets and Liabilities. If the market value of the loaned securities increases, the borrower must furnish additional collateral to the Fund, which is also recognized on the Statement of Assets and Liabilities. Securities out on loan are subject to termination at any time at the option of the borrower or the Fund. Upon termination, the borrower is required to return to the Fund securities identical to the securities loaned. During the term of the loan, the Fund bears the market risk with respect to the investment of collateral and the risk that the Agent may default on its contractual obligations to the Fund. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the Fund if at the time of a default by a borrower some or all of the loan securities have not been returned.
Securities lending income recognized by a Fund consists of earnings on invested collateral and lending fees, net of any rebates to the borrower and compensation to the Agent. Such income is recognized on the Statement of Operations.
NUSA
Level 1 Level 2 Level 3 Total
Long-Term Investments:
U.S. Treasury $ – $ 23,600,976 $ – $ 23,600,976
Corporate Debt – 10,264,092 – 10,264,092
Securitized – 4,080,444 – 4,080,444
Government Related – 2,520,645 – 2,520,645
Investments Purchased with Collateral from Securities
Lending 499,160 – – 499,160
Total $ 499,160 $ 40,466,157 $ – $ 40,965,317
a
NUHY
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Corporate Debt $ – $ 100,412,372 $ – $ 100,412,372
Investments Purchased with Collateral from Securities
Lending 8,236,454 – – 8,236,454
Total $ 8,236,454 $ 100,412,372 $ – $ 108,648,826
a
NUBD
Level 1 Level 2 Level 3 Total
Long-Term Investments:
U.S. Treasury $ – $ 108,249,339 $ – $ 108,249,339
Securitized – 77,902,951 – 77,902,951
Corporate Debt – 69,054,348 – 69,054,348
Government Related – 14,439,821 – 14,439,821
Investments Purchased with Collateral from Securities
Lending 2,745,116 – – 2,745,116
Total $ 2,745,116 $ 269,646,459 $ – $ 272,391,575
a

Notes to Financial Statements
(continued)
As of the end of the reporting period, the total value of the loaned securities and the total value of collateral received were as follows:
Purchases and Sales:
Long-term purchases and sales (excluding in-kind transactions) during the current fiscal period were as follows:
In-kind transactions during the current fiscal period were as follows:
The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. If a Fund has outstanding when-issued/delayed-delivery purchases commitments as of the end of the reporting period, such amounts are recognized on the Statement of Assets and Liabilities.
5. Derivative Investments
Each Fund is authorized to invest in certain derivative instruments. As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Investments in derivatives as of the end of and/or during the current fiscal period, if any, are included within the Statement of Assets and Liabilities and the Statement of
Operations, respectively.
Market and Counterparty Credit Risk:
In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform
(counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities.
Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have
Fund Asset Class out on Loan
Long-Term
Investments, at
Value
Total Collateral
Received
NUAG Corporate Debt $309,758 $320,198
Government Related 347,218 357,828
Total $656,976 $678,026
NUSA Corporate Debt $257,901 $264,870
Government Related 227,184 234,290
Total $485,085 $499,160
NUHY Corporate Debt $7,900,919 $8,236,454
NUBD Corporate Debt $1,641,299 $1,695,052
Government Related 1,022,890 1,050,064
Total $2,664,189 $2,745,116
Purchases Sales
Fund
Investment
Securities
U.S. Government
and Agency
Obligations
Investment
Securities
U.S. Government
and Agency
Obligations
NUAG $ 14,302,624 $ 14,477,189 $ 45,719,348 $ 15,116,764
NUSA 11,450,290 15,087,268 21,240,771 4,796,537
NUHY 43,332,535 — 44,547,305 —
NUBD 28,521,325 22,310,937 15,686,219 19,824,847
Fund
In-Kind
Purchases
In-Kind
Sales
NUAG $ 3,470,979 $ 93,633,874
NUSA 19,381,366 15,567,753
NUHY 12,474,248 1,676,890
NUBD 36,711,468 21,463,557

instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.
6. Fund Shares
Each Fund issues and redeems its shares on a continuous basis at NAV only in aggregations of a specified number of shares or multiples thereof
(“Creation Units”). Only certain institutional investors (referred to as “Authorized Participants”) who have entered into agreements with Nuveen
Securities, LLC, the Funds' distributor, may purchase and redeem Creation Units. Once created, shares of the Funds trade on the Exchange at market prices and are only available to individual investors through their brokers.
Creation Units are purchased and redeemed in-kind for a designated portfolio of securities included in each Fund’s respective Index and/or a specified amount of cash. Authorized Participants are charged fixed transaction fees in connection with purchasing and redeeming Creation Units.
Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant Fund for certain transaction costs (i.e., taxes on currency or other financial transactions, and brokerage costs) and market impact expenses it incurs in purchasing or selling portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” on the Statements of Changes in Net Assets.
Transactions in Fund shares during the current and prior period were as follows:
7. Income Tax Information
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.
Each Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund's federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed each Fund's tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund's financial statements.
Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing gains and losses on investment transactions. Temporary differences do not require reclassification. As of year end, permanent differences that resulted in reclassifications among the components of net assets relate primarily to bond premium amortization adjustments, foreign currency transactions, paydowns and redemptions in-kind. Temporary and permanent differences have no impact on a Fund's net assets.
As of year end, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes were as follows:
NUAG NUSA
Year Ended
7/31/23
Year Ended
7/31/22
Year Ended
7/31/23
Year Ended
7/31/22
Shares Amount Shares Amount Shares Amount Shares Amount
Shares sold 300,000 $6,326,238 8,500,000 $210,415,750 1,000,000 $22,913,450 300,000 $7,319,590
Shares redeemed (6,200,000) (129,921,150) (7,900,000) (171,275,770) (800,000) (18,278,320) (300,000) (7,333,910)
Net increase (decrease) (5,900,000) $(123,594,912) 600,000 $39,139,980 200,000 $4,635,130 – $(14,320)
NUHY NUBD
Year Ended
7/31/23
Year Ended
7/31/22
Year Ended
7/31/23
Year Ended
7/31/22
Shares Amount Shares Amount Shares Amount Shares Amount
Shares sold 600,000 $12,451,730 900,000 $21,321,020 2,500,000 $55,017,630 1,500,000 $37,833,980
Shares redeemed (100,000) (2,057,310) (300,000) (7,260,360) (1,000,000) (22,156,440) (500,000) (12,888,490)
Net increase (decrease) 500,000 $10,394,420 600,000 $14,060,660 1,500,000 $32,861,190 1,000,000 $24,945,490
Fund Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
(Depreciation)
Net
Unrealized
Appreciation
(Depreciation)
NUAG $ 36,821,404 $ 78,644 $ (3,684,162) $ (3,605,518)
NUSA 42,036,952 30,203 (1,101,838) (1,071,635)
NUHY 116,580,456 549,788 (8,481,418) (7,931,630)
NUBD 307,787,620 167,508 (35,563,553) (35,396,045)

Notes to Financial Statements
(continued)
For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.
As of year end, the components of accumulated earnings on a tax basis were as follows:
The tax character of distributions paid was as follows:
As of year end, the Funds had capital loss carryforwards, which will not expire:
8. Management Fees and Other Transactions with Affiliates
Management Fees:
Each Fund’s management fee compensates the Adviser for its investment advisory services to the Funds. The Sub-Adviser is
compensated for its services to the Funds from the management fees paid to the Adviser.   The Adviser is responsible for substantially all other
expenses of the Funds, except any future distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities, fees and expenses of the independent trustees (including any trustees’ counsel fees), certain compensation expenses of the Funds’ chief compliance officer, litigation expenses and extraordinary expenses.
The annual management fee, payable monthly, for each Fund is based on a percentage of average daily net assets according to the following rates:
Effective on July 1, 2023, the annual management fee, payable monthly, for each Fund is based on a percentage of average daily net assets according to the following rates:
Fund
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Unrealized
Appreciation
(Depreciation)
Capital Loss
Carryforwards
Late-Year Loss
Deferrals
Other
Book-to-Tax
Differences Total
NUAG
$ 123,160 $ — $ (3,605,518) $ (26,079,023) $ — $ — $ (29,561,381)
NUSA
153,338 — (1,071,636) (2,161,446) — — (3,079,744)
NUHY
750,661 — (7,931,630) (10,763,593) — — (17,944,562)
NUBD
242,434 — (35,396,045) (7,845,135) — (1) (42,998,747)
7/31/23 7/31/22
Fund
Ordinary
Income
Long-Term
Capital Gains
Ordinary
Income
Long-Term
Capital Gains
NUAG
$ 2,043,070 $ — $ 7,065,060 $ —
NUSA
904,010 — 801,410 —
NUHY
6,591,930 — 5,144,420 —
NUBD
7,684,630 — 5,556,700 —
Fund
Short-Term Long-Term Total
NUAG
$ 20,519,374 $ 5,559,649 $ 26,079,023
NUSA
525,066 1,636,380 2,161,446
NUHY
5,187,432 5,576,161 10,763,593
NUBD
3,852,717 3,992,418 7,845,135
Fund Management Fee*
NUAG 0.20%
NUSA 0.20
NUHY 0.30
NUBD 0.15
* For the period August 1, 2022 through June 30, 2023.
Fund Management Fee
NUAG 0.20%
NUSA 0.15
NUHY 0.30
NUBD 0.15

As of the end of the reporting period, the percentage of Fund shares owned by Nuveen was as follows:
As of the end of the reporting period, the percentage of Fund shares owned by TIAA are as follows:
Fund
Nuveen
Owned Shares
NUAG
— %
*
NUSA
—
NUHY
—
NUBD
—
*
Value rounded to zero.
Fund
TIAA
Owned Shares
NUAG
28%
NUSA
—
NUHY
4
NUBD
—

Important Tax Information
(Unaudited)
As required by the Internal Revenue Code and Treasury Regulations, certain tax information, as detailed below, must be provided to shareholders. Shareholders are advised to consult their tax advisor with respect to the tax implications of their investment. The amounts listed below may differ from the actual amounts reported on Form 1099-DIV, which will be sent to shareholders shortly after calendar year end.
Long-Term Capital Gains
As of year end, each Fund designates the following distribution amounts, or maximum amount allowable, as being from net long-term capital gains pursuant to Section 852(b)(3) of the Internal Revenue Code:
Qualified Interest Income (QII)
Each Fund listed below had the following percentage, or maximum amount allowable, of ordinary income distributions treated as qualified interest income and/or short-term capital gain dividends pursuant to Section 871(k) of the Internal
Revenue Code:
163(j)
Each Fund listed below had the following percentage, or maximum amount allowable, of ordinary dividends treated as
Section 163(j) interest dividends pursuant to Section 163(j) of the Internal Revenue Code:
Fund
Net Long-Term
Capital Gains
NUAG $ —
NUSA —
NUHY —
NUBD —
Fund
Prior Year End to
12/31 Percentage
1/1 to Current
Year End
Percentage
NUAG
84 .1% 31 .5%
NUSA
100 .0 73 .4
NUHY
60 .8 98 .7
NUBD
100 .0 54 .3
Fund Percentage
NUAG
100 .0%
NUSA
100 .0
NUHY
80 .4
NUBD
100 .0

Additional Fund Information
(Unaudited)
The tables below show the number and percentage of days during the current fiscal period that each Fund’s market price was greater than its NAV per share (i.e., at premium) and less than its NAV per share (i.e., at a discount). The market price is determined using the midpoint between the highest bid and the lowest offer on the applicable Fund’s listing exchange, as of the time that the Fund’s NAV is calculated (normally 4:00 p.m. Eastern Time).
Investment Adviser
Nuveen Fund Advisors, LLC
333 West Wacker Drive
Chicago, IL 60606
Sub-Adviser
Teachers Advisors, LLC
730 Third Avenue
New York, NY 10017-3206
Independent Registered
Public Accounting Firm
KPMG LLP
200 East Randolph Street
Chicago, IL 60601
Administrator, Custodian
and Transfer Agent
Brown Brothers Harriman
50 Post Office Square
Boston, MA 02110
Legal Counsel
Chapman and Cutler LLP
Chicago, IL 60603
Morgan Lewis & Bockius LLP
111 Pennsylvania Avenue, NW
Washington, D.C. 20004
NUAG NUSA
Year Ended July 31, 2023 Number of Days % of Total Days Number of Days % of Total Days
Premium/Discount Range:
0.26% to 0.50% 22 8.8% - -
0.00% to 0.25% 213 84.8% 226 90.0%
(0.01)% to (0.25)% 16 6.4% 25 10.0%
251 100% 251 100%
NUHY NUBD
Year Ended July 31, 2023 Number of Days % of Total Days Number of Days % of Total Days
Premium/Discount Range:
1.01% to 3.00% 9 3.6% - -
0.51% to 1.00% 68 27.1% - -
0.26% to 0.50% 67 26.7% 3 1.2%
0.00% to 0.25% 58 23.1% 233 92.8%
(0.01)% to (0.25)% 34 13.5% 15 6.0%
(0.26)% to (0.50)% 9 3.6% - -
(0.51)% to (1.00)% 5 2.0% - -
(1.01)% to (3.00)% 1 0.4% - -
251 100% 251 100%

Additional Fund Information
(Unaudited) (continued)
Portfolio of Investments Information
Each Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. You may obtain this information on the SEC’s website at http://www.sec.gov.
Nuveen Funds’ Proxy Voting Information
You may obtain (i) information regarding how each fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, without charge, upon request, by calling Nuveen toll-free at (800) 257-8787 or on Nuveen’s website at www.nuveen.com and (ii) a description of the policies and procedures that each fund used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen toll-free at (800) 257-8787. You may also obtain this information directly from the SEC. Visit the SEC on-line at http://www.sec.gov.
FINRA BrokerCheck:
The Financial Industry Regulatory Authority (FINRA) provides information regarding the disciplinary history of FINRA member firms and associated investment professionals. This information as well as an investor brochure describing FINRA BrokerCheck is available to the public by calling the FINRA BrokerCheck Hotline number at (800) 289-9999 or by visiting www.FINRA.org.

Glossary of Terms Used in this Report
(Unaudited)

Average Annual Total Return:
This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or offer price and reinvested dividends and capital gains distributions, if any) over the time period being considered.
Gross Domestic Product (GDP):
The total market value of all final goods and services produced in a country/region in a given year, equal to total consumer, investment and government spending, plus the value of exports, minus the value of imports.
Net Assets Value (NAV) Per Share:
A fund’s Net Assets is equal to its total assets (securities, cash and accrued earnings) less its total liabilities. NAV per share is equal to the fund’s Net Assets divided by its number of shares outstanding.

Liquidity Risk Management Program
(Unaudited)
Discussion of the operation and effectiveness of the Funds’ liquidity risk management program
In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), each Fund covered in this Report (the
“Funds”) has adopted and implemented a liquidity risk management program (the “Program”), which is designed to manage the Fund’s liquidity risk. The Program consists of various protocols for assessing and managing each Fund’s liquidity risk. The Funds’ Board of Directors (the "Board")
previously designated Nuveen Fund Advisors, LLC, the Funds’ investment adviser, as the Administrator of the Program. The adviser’s Liquidity
Monitoring and Analysis Team (“LMAT”) carries out day-to-day Program management with oversight by the adviser’s Liquidity Oversight Sub-
Committee (the “LOSC”). The LOSC is composed of personnel from the adviser and Teachers Advisors, LLC, an affiliate of the adviser.
At a May 23-25, 2023 meeting of the Board, the Administrator provided the Board with a written report addressing the Program’s operation, adequacy and effectiveness of implementation for calendar year 2022 (the “Review Period”), as required under the Liquidity Rule. The report noted
that the Program has been and continues to be adequately and effectively implemented to monitor and (as applicable) respond to each Fund’s liquidity developments.
In accordance with the Program, the LMAT assesses each Fund’s liquidity risk no less frequently than annually based on various factors, such as (1)
the Fund’s investment strategy and the liquidity of portfolio investments, (ii) cash flow projections, and (ii) holdings of cash and cash equivalents, borrowing arrangements, and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.
Each Fund portfolio investment is classified into one of four liquidity categories (including the most liquid, “Highly Liquid”, and the least liquid,
“Illiquid”, discussed below), The classification is based on a determination of how long it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment
Liquidity classification determinations take into account various market, trading, and investment-specific considerations, as well as market depth, and use third- party vendor data.
Any Fund that does not primarily hold highly liquid investments must, among other things, determine a minimum percentage of Fund assets that must be invested in highly liquid investments (a “Highly Liquid Investment Minimum”). During the Review Period, each Fund primarily held Highly
Liquid investments and therefore was exempt from the requirement to adopt a Highly Liquid Investment Minimum and to comply with the related requirements under the Liquidity Rule.
The Liquidity Rule also limits a Fund’s investments in Illiquid investments. Specifically, the Liquidity Rule prohibits a Fund from acquiring Illiquid investments if doing so would result in the Fund holding more than 15% of its net assets in illiquid investments, and requires certain reporting to the
Fund Board and the Securities and Exchange Commission any time a Fund’s holdings of Illiquid investments exceeds 15% of net assets. During the
Review Period, no Fund exceeded the 15% limit on Illiquid investments.

Annual Investment Management
Agreement Approval Process
(Unaudited)

At a meeting held on May 23-25, 2023 (the “May Meeting”), the Board of Trustees (the “Board” and each Trustee, a “Board Member”) of Nushares
ETF Trust, which is comprised entirely of Board Members who are not “interested persons” (as defined under the Investment Company Act of 1940
(the “1940 Act”)) (the “Independent Board Members”), approved, for each Fund, the renewal of the management agreement (each, an “Investment
Management Agreement”) with Nuveen Fund Advisors, LLC (the “Adviser”) pursuant to which the Adviser serves as the investment adviser to such
Fund and the sub-advisory agreement (each, a “Sub-Advisory Agreement”) with Teachers Advisors, LLC (the “Sub-Adviser”) pursuant to which the
Sub-Adviser serves as the sub-adviser to such Fund for an additional one-year term. As the Board is comprised of all Independent Board Members, the references to the Board and the Independent Board Members are interchangeable.
Following up to an initial two-year period, the Board considers the renewal of each Investment Management Agreement and Sub-Advisory
Agreement on behalf of the applicable Fund on an annual basis. The Investment Management Agreements and Sub-Advisory Agreements are
collectively referred to as the “Advisory Agreements,” and the Adviser and the Sub-Adviser are collectively, the “Fund Advisers” and each, a “Fund
Adviser.”
The Independent Board Members considered the review of the advisory agreements for the Nuveen funds to be an ongoing process and employed the accumulated information, knowledge and experience the Board Members had gained during their tenure on the boards governing the Nuveen funds and working with the Adviser and the applicable sub-advisers in their annual review of the advisory agreements. Throughout the year, the
Board and its committees meet regularly and, at these meetings, receive regular and/or special reports that cover an extensive array of topics and information that are relevant to the Board’s annual consideration of the renewal of the advisory agreements for the Nuveen funds. Such information may address, among other things, fund performance and risk information; the Adviser’s strategic plans; product initiatives for various funds; the review of the funds and investment teams; compliance, regulatory and risk management matters; the trading practices of the various sub-advisers to the Nuveen funds; management of distributions; valuation of securities; fund expenses; securities lending; liquidity management; and overall market and regulatory developments. The Board also seeks to meet periodically with the Nuveen funds’ sub-advisers and/or portfolio teams, when feasible.
The presentations, discussions, and meetings throughout the year also provide a means for the Board to evaluate the level, breadth and quality of services provided by the Adviser and how such services have changed over time in light of new or modified regulatory requirements, changes to market conditions or other factors.
In connection with its annual consideration of the advisory agreements for the Nuveen funds, the Board, through its independent legal counsel, requested and received extensive materials and information prepared specifically for its review of such advisory agreements by the Adviser and by
Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data. The materials cover a wide range of topics including, but not limited to, a description of the nature, extent and quality of services provided by the Fund Advisers; a review of product actions advanced in 2022 for the benefit of particular Nuveen funds and/or the Nuveen fund complex; a review of each sub-adviser to the Nuveen funds and/or the applicable investment team; an analysis of fund performance with a focus on any Nuveen funds considered performance outliers; an analysis of the fees and expense ratios of the Nuveen funds with a focus on any Nuveen funds considered expense outliers; a review of management fee schedules; a description of portfolio manager compensation; a description of the profitability or financial data of Nuveen and the sub-advisers to the Nuveen funds; and a description of indirect benefits received by the Adviser and the sub-advisers as a result of their relationships with the
Nuveen funds. The information prepared specifically for the annual review supplemented the information provided to the Board and its committees and the evaluations of the Nuveen funds by the Board and its committees during the year. The Board’s review of the advisory agreements for the
Nuveen funds is based on all the information provided to the Board and its committees throughout the year as well as the information prepared specifically with respect to the annual review of such advisory agreements. The performance, fee and expense data and other information provided by a Fund Adviser, Broadridge or other service providers were not independently verified by the Independent Board Members.
As part of its review, the Board met on April 11-12, 2023 (the “April Meeting”) to review and discuss, in part, the performance of the Nuveen funds and the Adviser’s evaluation of each sub-adviser to the Nuveen funds and/or its investment teams. At the April Meeting, the Board Members asked questions and requested additional information that was provided for the May Meeting.
The Independent Board Members were advised by independent legal counsel during the annual review process as well as throughout the year, including meeting in executive sessions with such counsel at which no representatives from the Adviser or the Sub-Adviser were present. In connection with their annual review, the Independent Board Members also received a memorandum from independent legal counsel outlining their fiduciary duties and legal standards in reviewing the Advisory Agreements, including guidance from court cases evaluating advisory fees.
The Board’s decision to renew the Advisory Agreements was not based on a single identified factor, but rather the decision reflected the comprehensive consideration of all the information provided to the Board and its committees throughout the year as well as the materials prepared specifically in connection with the renewal process. The contractual arrangements are a result of multiple years of review, negotiation and information provided in connection with the Board’s annual review of the Nuveen funds’ advisory arrangements and oversight of the Nuveen funds.
Each Board Member may have attributed different levels of importance to the various factors and information considered in connection with the approval process and may place different emphasis on the relevant information year to year in light of, among other things, changing market and economic conditions. A summary of the principal factors and information, but not all the factors, the Board considered in deciding to renew the
Advisory Agreements is set forth below.

Annual Investment Management Agreement Approval Process
(Unaudited)
(continued)
A. Nature, Extent and Quality of Services
In evaluating the renewal of the Advisory Agreements, the Independent Board Members received and considered information regarding the nature, extent and quality of the applicable Fund Adviser’s services provided to the respective Fund with particular focus on the services and enhancements or changes to such services provided during the last year. The Independent Board Members considered the Investment Management Agreements and the Sub-Advisory Agreements separately in the course of their review. With this approach, they considered the respective roles of the Adviser and the Sub-Adviser in providing services to the Funds.
The Board recognized that the Adviser provides a wide array of management, oversight and administrative services to manage and operate the
Nuveen funds and that the scope and complexity of these services, along with the undertakings required of the Adviser in connection with providing these services, have expanded over time as a result of, among other things, regulatory, market and other developments. The Board noted the
Adviser’s dedication of resources, time, personnel and capital and commitment to continuing to develop improvements and innovations that seek to enhance the Nuveen fund complex and meet the needs of the Nuveen funds in an increasingly complex regulatory environment. The Board received and reviewed information regarding, among other things, the Adviser’s investment oversight responsibilities, regulatory and compliance services, administrative duties and other services.
The Board considered the breadth and the quality of the services the Adviser and its various teams provide in overseeing the investment management of the Nuveen funds, including, among other things, overseeing and reviewing the services provided by the various sub-advisers to the Nuveen funds and their investment teams; evaluating fund performance and market conditions; overseeing operational and investment risks;
evaluating investment strategies and recommending any changes thereto; managing liquidity; managing the daily valuation of portfolio securities;
overseeing trade execution and securities lending; and setting and managing distributions consistent with the respective fund’s product design.
The Board also reviewed the structure of investment personnel compensation of each Fund Adviser and considered whether the structure provides appropriate incentives to attract and maintain qualified personnel and to act in the best interests of the respective Nuveen fund.
Given the Nuveen funds operate in a highly regulated industry, the Board further considered the extensive compliance, regulatory and administrative services the Adviser and its various teams provide to manage and operate the Nuveen funds. The Board recognized such services included, but were not limited to, managing compliance policies; monitoring compliance with applicable policies, laws and regulations; devising internal compliance programs in seeking to enhance compliance with regulatory requirements and creating a framework to review and assess compliance programs; overseeing sub-adviser compliance testing; preparing compliance training materials; and responding to regulatory requests. The Board reviewed highlights of the various initiatives Nuveen compliance had taken in 2022 including, among other things, additional due diligence of service providers as their operating environments evolve post-Covid to more hybrid in-person working arrangements; investments in supporting and expanding international trading capabilities; continuing efforts to enhance policies and controls to address compliance risks including those related to environmental, social and governance (“ESG”) matters and new regulatory developments or guidance; and establishing and maintaining compliance policies and comprehensive compliance training programs. The Board also considered information regarding the Adviser’s business continuity, disaster recovery and information security programs and the periodic testing and review of such programs.
In addition to the above functions, the Board considered the quality and extent of other non-advisory services the Adviser provides including, among other things, various fund administration services (such as preparing, overseeing or assisting with the preparation of tax and regulatory filings); product management services (such as evaluating and enhancing products and strategies); legal support services; shareholder services and transfer agency function oversight services; and board support and reporting services. With respect to board support services, the Board reviewed a summary of the annual, quarterly, and special reports the Adviser and/or its affiliates provided to the Board throughout 2022.
The Board further acknowledged various initiatives the Adviser had undertaken or continued in 2022 in seeking to improve the effectiveness of its organization, the Nuveen funds product line-up as well as particular Nuveen fund(s) through, among other things, rationalizing the product line and gaining efficiencies through mergers, repositionings and liquidations; launching new funds; reviewing and updating investment policies and benchmarks; reopening certain funds previously closed to new investors; adding or modifying the share classes offered by certain funds;
implementing fee waivers and expense cap changes for certain funds and evaluating and adjusting portfolio management teams as appropriate for various funds; and developing policy positions on a broad range of regulatory proposals that may impact the funds and communicating with lawmakers and other regulatory authorities to help ensure these positions are represented.
Aside from the services provided, the Board recognized the financial resources of the Adviser and its affiliates and their willingness to make investments in the technology, personnel and infrastructure to support the Nuveen funds, including maintaining a seed capital budget to support new or existing funds and/or facilitate changes for a respective fund. The Board noted the benefits to shareholders of investing in a fund that is a part of a large fund complex with a variety of investment disciplines, capabilities, expertise and resources available to navigate and support the
Nuveen funds including during stressed times. The Board recognized the overall reputation and capabilities of the Adviser and its affiliates, the
Adviser’s continuing commitment to provide high quality services, its willingness to implement operational or organizational changes in seeking, among other things, to enhance efficiencies and services to the Nuveen funds and its responsiveness to the Board’s questions and/or concerns raised throughout the year and during the annual review of advisory agreements. The Board also considered the significant risks borne by the Adviser and its affiliates in connection with their services to the Nuveen funds, including entrepreneurial risks in sponsoring new funds and ongoing risks with managing the funds such as investment, operational, reputational, regulatory, compliance and litigation risks.
The Board further considered the division of responsibilities between the Adviser and the Sub-Adviser and recognized that the Sub-Adviser and its investment personnel generally are responsible for the management of each Fund’s portfolio under the oversight of the Adviser and the Board.
The Board considered an analysis of the Sub-Adviser provided by the Adviser which included, among other things, information relating to the assets under management of the applicable investment team and changes thereto, a summary of the applicable investment team and changes to such team, the investment process and philosophy of the applicable investment team, the performance of the Nuveen funds sub-advised by the

Sub-Adviser over various periods of time and a summary of any significant policy and/or other changes to the Nuveen funds sub-advised by the
Sub-Adviser. The Board further considered at the May Meeting or prior meetings evaluations of the Sub-Adviser’s compliance programs and trade execution. The Board noted that the Adviser recommended the renewal of the Sub-Advisory Agreements.
Based on its review, the Board determined, in the exercise of its reasonable business judgment, that it was satisfied with the nature, extent and quality of services provided to the respective Funds under each applicable Advisory Agreement.
B. The Investment Performance of the Funds and Fund Advisers
In evaluating the quality of the services provided by the Fund Advisers, the Board also considered a variety of investment performance data of the Nuveen funds prepared specifically for the annual review of the advisory agreements as well as the performance data the Board received throughout the year representing different time periods. In this regard, leading into the May Meeting, the Board reviewed, among other things, fund performance over various time periods. In addition, the Board reviewed and discussed performance data at its regularly scheduled quarterly meetings during the year. The Board therefore took into account the performance data, presentations and discussions (written and oral) that have been provided for the annual review as well as in prior meetings over time in evaluating fund performance, including the Adviser’s analysis of a fund’s performance with particular focus on performance outliers (both overperformance and underperformance), the factors contributing to performance
(including relative to a fund’s benchmark and peers and the impact of market conditions) and any recommendations or steps that had been taken or were proposed to be taken to address significant performance concerns. In this regard, the Board noted, among other things, that certain Nuveen funds had changes in portfolio managers or other significant changes to their investment strategies or policies since March 2020, and, as a result, the
Board reviewed certain tracking performance data comparing the performance of such funds before and after such changes.
The Board recognized that performance data reflects performance over a specified period which may differ significantly depending on the ending dates selected, particularly during periods of market volatility. Further, the Board noted that shareholders may evaluate performance based on their own respective holding periods which may differ from the performance periods reviewed by the Board and lead to differing results.
In its evaluation, the Board reviewed Nuveen fund performance results from different perspectives. In general, subject to certain exceptions, the
Board reviewed both absolute and relative fund performance during the annual review over various time periods and evaluated performance results in light of a fund’s investment objective(s), strategies and risks. With respect to the relative performance, the Board generally considered fund performance in comparison to the performance of certain peer funds and recognized and/or customized benchmarks (i.e., generally benchmarks derived from multiple recognized benchmarks). In reviewing such comparative performance, the Board was cognizant of the inherent limitations of such data which can make meaningful performance comparisons generally difficult. As an illustration, differences in the composition of the peer group, the investment objective(s), strategies and other characteristics of the peers in the peer group, the level, type and cost of leverage (if any) of the peers, and the varying sizes of peers all may contribute to differences in the performance results of a peer group compared to the applicable
Nuveen fund. With respect to relative performance of a Nuveen fund compared to a benchmark index, differences, among other things, in the investment objective(s) and strategies of a fund and the benchmark (particularly an actively managed fund that does not directly follow an index)
as well as the costs of operating a fund would necessarily contribute to differences in performance results and limit the value of the comparative performance information.
The Board noted that each Fund, a Nuveen exchange-traded fund (“ETF”), is designed to track the performance of a specified index (an “Underlying
Index”; each Fund is an “Index ETF”). In its review, the Board received and reviewed performance information including, among other things, the net asset value performance of each Fund over the quarter, one-, three- and five-year periods ended December 31, 2022 and March 31, 2023 (or for such shorter periods available to the extent a Fund was not in existence during such periods). The Board also considered, among other things, each Fund’s performance in comparison to the performance of its Underlying Index and a broad-based index from which the Underlying Index is generally derived, underlying factors that attributed to the Fund’s performance, and the Fund’s tracking error and relative return compared to its
Underlying Index and certain peer rankings (the peer funds upon which such peer rankings are based are referred to collectively as the “Performance
Peer Group”). However, given each Fund’s investment objective of seeking investment results that correspond generally to the performance of its Underlying Index, the Board recognized that the extent to which a Fund tracked its benchmark was of greater relevance in assessing the performance for the Fund and therefore placed more emphasis on the tracking error and correlation data.
The Board also evaluated Nuveen fund performance in light of various relevant factors which may include, among other things, general market conditions, issuer-specific information, asset class information, leverage and fund cash flows. The Board acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance and that a single investment theme could disproportionately affect performance. Further, the Board recognized that the market and economic conditions may significantly impact a fund’s performance, particularly over shorter periods, and such performance may be more reflective of such economic or market events and not necessarily reflective of management skill. Although the Board reviews short-, intermediate- and longer-term performance data, the Board recognized that longer periods of performance may reflect full market cycles.
In relation to recent general market conditions, the Board had recognized the general market volatility and underperformance of the market in 2022 in considering Nuveen fund performance. The Board took into account the Adviser’s assessment of a fund’s performance during the recent period of significant market volatility. In their review from year to year, the Board Members consider and may place different emphasis on the relevant information in light of changing circumstances in market and economic conditions. In evaluating performance, the Board focused particular attention on funds with less favorable performance records. However, depending on the facts and circumstances including any differences between the respective fund and its benchmark and/or peer group, the Board may be satisfied with a fund’s performance notwithstanding that its performance may be below that of its benchmark and/or peer group for certain periods. With respect to any funds for which the Board has identified performance issues, the Board seeks to monitor such funds closely until performance improves, discusses with the Adviser the reasons for such results, considers whether any steps are necessary or appropriate to address such issues, and reviews the results of any steps undertaken.
The Board’s determinations with respect to each Fund are summarized below.

Annual Investment Management Agreement Approval Process
(Unaudited)
(continued)
For Nuveen Enhanced Yield U.S. Aggregate Bond ETF (the “Enhanced Yield U.S. Aggregate Bond Fund”), the Board considered, among other things, the performance of the Fund and its Underlying Index for the one-, three-, and five-year periods ended December 31, 2022 and March 31,
2023 as well as its tracking error compared to its Underlying Index as of such dates. The Board noted that although the Fund ranked in the fourth quartile of its Performance Peer Group for the three- and five-year periods ended December 31, 2022, the Fund ranked in the third quartile for the one-year period ended December 31, 2022. Further, although the Fund ranked in the fourth quartile of its Performance Peer Group for the one- and five-year periods ended March 31, 2023, the Fund ranked in the third quartile for the three-year period ended March 31, 2023. Given the Fund’s investment objective, however, the Board placed more emphasis on its review of the tracking error and correlation data. Based on its review, the
Board understood the factors that contributed to certain tracking error exceedances of the Fund’s performance but will continue to monitor the
Fund.
For Nuveen ESG 1-5 Year U.S. Aggregate Bond ETF (the “ESG 1-5 Year U.S. Aggregate Bond Fund”), the Board considered, among other things, the performance of the Fund and its Underlying Index for the one-, three- and five-year periods ended December 31, 2022 and March 31, 2023 as well as its tracking error compared to its Underlying Index as of such dates. The Board noted that although the Fund ranked in the fourth quartile of its Performance Peer Group for the one-year periods ended December 31, 2022 and March 31, 2023, the Fund ranked in the third quartile for the three- and five-year periods ended December 31, 2022 and March 31, 2023. Given the Fund’s investment objective, however, the Board placed more emphasis on its review of the tracking error and correlation data. The Board observed that during the course of 2022 based on tracking error data, the Fund generally met its investment objective to track the investment results, before fees and expenses, of its Underlying Index. Based on its review, the Board was generally satisfied with the Fund’s overall performance.
For Nuveen ESG High Yield Corporate Bond ETF (the “ESG High Yield Corporate Bond Fund”), the Board considered, among other things, the performance of the Fund and its Underlying Index for the one- and three-year periods ended December 31, 2022 and March 31, 2023 as well as its tracking error compared to its Underlying Index as of such dates. The Board noted that the Fund ranked in the fourth quartile of its Performance
Peer Group for such periods. Given the Fund’s investment objective, however, the Board placed more emphasis on its review of the tracking error and correlation data. The Board observed that during the course of 2022 based on tracking error data, the Fund generally met its investment objective to track the investment results, before fees and expenses, of its Underlying Index. Based on its review, the Board was generally satisfied with the Fund’s overall performance.
For Nuveen ESG U.S. Aggregate Bond ETF (the “ESG U.S. Aggregate Bond Fund”), the Board considered, among other things, the performance of the Fund and its Underlying Index for the one-, three- and five-year periods ended December 31, 2022 and March 31, 2023 as well as its tracking error compared to its Underlying Index as of such dates. The Board noted that although the Fund ranked in the fourth quartile of its
Performance Peer Group for the five-year period ended December 31, 2022, the Fund ranked in the second quartile for the one-year period and third quartile for the three-year period ended December 31, 2022. Further, although the Fund ranked in the fourth quartile of its Performance Peer
Group for the three- and five-year periods ended March 31, 2023, the Fund ranked in the second quartile for the one-year period ended March
31, 2023. Given the Fund’s investment objective, however, the Board placed more emphasis on its review of the tracking error and correlation data. The Board observed that during the course of 2022 based on tracking error data, the Fund generally met its investment objective to track the investment results, before fees and expenses, of its Underlying Index. Based on its review, the Board was generally satisfied with the Fund’s overall performance.
C. Fees, Expenses and Profitability
1. Fees and Expenses
As part of its annual review, the Board generally reviewed, among other things, with respect to the Nuveen open-end funds, the contractual management fee and net management fee (i.e., the management fee after taking into consideration fee waivers and/or expense reimbursements, if any) paid by a fund to the Adviser in light of the nature, extent and quality of the services provided. The Board also generally considered the total operating expense ratio of a fund (after any fee waivers and/or expense reimbursements). The Board, however, recognized that the Nuveen ETFs pay the Adviser a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Nuveen ETFs, subject to certain exceptions. Unlike the typical fee arrangements of the other Nuveen funds in which the funds pay a variety of fees and expenses such as investment advisory fees, transfer agency fees, audit fees, custodian fees, administration fees, compliance expenses, recordkeeping expenses, marketing and shareholder service fees, distribution charges and other expenses, the Nuveen ETFs pay the Adviser a unified fee, and the Adviser is responsible for providing such services or arranging and supervising third parties to provide such services (subject to the certain exceptions). Under the unified fee structure, the Board recognized that the Adviser generally bears the risks of the operating costs rising (and benefits if such expenses decrease) and therefore has an incentive to be administratively efficient. As part of the Board’s analysis of the fee level of each Nuveen
ETF, the Independent Board Members reviewed, among other things, the unified management fee compared to the gross and net management fees of a group of comparable funds (the “Peer Group”) established by Broadridge, as well as the Nuveen ETF’s net total expense ratio compared to the net total expense ratio of its respective Peer Group. In addition, the Independent Board Members reviewed the methodology Broadridge employed to establish the Peer Group and recognized that differences between the applicable fund and its respective Peer Group as well as changes to the composition of the Peer Group from year to year may limit some of the value of the comparative data. The Independent Board Members take these limitations and differences into account when reviewing comparative peer data. The Independent Board Members also considered a fund’s operating expense ratio as it more directly reflected the shareholder’s costs in investing in the respective fund. The Independent Board Members noted that the contractual management fees of certain Nuveen
ETFs, including the ESG High Yield Corporate Bond Fund and the ESG U.S. Aggregate Bond Fund, were reduced effective in September
2021.

In their review, the Independent Board Members considered, in particular, each Nuveen fund with a net total expense ratio of six basis points or higher compared to that of its peer average (each, an “Expense Outlier Fund”) and an analysis as to the factors contributing to each such fund’s higher relative net total expense ratio. Accordingly, in reviewing the comparative data between a fund and its peers, the
Board generally considered the fund’s net total expense ratio and fees to be higher if they were over 10 basis points higher, slightly higher if they were 6 to 10 basis points higher, in line if they were within approximately 5 basis points higher than the peer average and below if they were below the peer average of the Peer Group.
The Independent Board Members also considered, in relevant part, a Nuveen fund’s management fee and net total expense ratio in light of its performance history, including reviewing certain funds identified by the Adviser and/or the Board as having a higher net total expense ratio or management fee compared to their respective peers coupled with experiencing periods of challenged performance and considering the reasons for such comparative positions.
With respect to the Sub-Adviser, the Board also considered, among other things, the sub-advisory fee schedule paid to the Sub-Adviser in light of the sub-advisory services provided to the respective Fund and comparative data of the fees the Sub-Adviser charges to other clients, if any. In its review, the Board recognized that the compensation paid to the Sub-Adviser is the responsibility of the Adviser, not the Funds.
The Independent Board Members noted that (a) the Enhanced Yield U.S. Aggregate Bond Fund and the ESG U.S. Aggregate Bond Fund
each had a management fee and a net total expense ratio that were below the respective peer averages; and (b) the ESG 1-5 Year U.S.
Aggregate Bond Fund and the ESG High Yield Corporate Bond Fund each had a management fee and a net total expense ratio that were in line with the respective peer averages.
Based on its review of the information provided, the Board determined that each Fund’s management fees (as applicable) to a Fund Adviser were reasonable in light of the nature, extent and quality of services provided to the Fund.
2. Comparisons with the Fees of Other Clients
In evaluating the appropriateness of fees, the Board also considered information regarding the fee rates the respective Fund Advisers charged to certain other types of clients and the type of services provided to these other clients. With respect to the Adviser and/or the Sub-Adviser, such other clients may include: foreign investment companies offered by Nuveen and sub-advised by the Sub-Adviser;
and certain funds advised by the Sub-Adviser. The Board further noted that the Adviser also advised, and the Sub-Adviser sub-advised, certain additional ETFs sponsored by Nuveen. The Board reviewed, among other things, the range of fees assessed for foreign investment companies and ETFs offered by Nuveen. In addition, the Board reviewed the management fees and expense ratios of certain funds advised by the Sub-Adviser in the TIAA-CREF family of funds.
In considering the comparative fee data, the Board recognized that differences, including but not limited to, the amount, type and level of services provided by the Adviser to the Nuveen funds compared to that provided to various other clients as well as differences in, among other things, regulatory requirements contribute to the variations in the fee schedules. In this regard, the Board noted that differences in the client base, governing bodies, distribution jurisdiction and operational complexities would contribute to variations in management fees assessed the Nuveen funds compared to foreign fund clients. Further, with respect to ETFs, the Board considered that the Index ETFs
(including the Funds) were passively managed compared to the active management of other Nuveen funds, which also contributed to the differences in fee levels between such Index ETFs and the actively managed funds. The Board acknowledged the wide range of services in addition to investment management that the Adviser had provided to the Nuveen funds compared to other types of clients as well as the increased entrepreneurial, legal and regulatory risks that the Adviser incurs in sponsoring and managing the Nuveen funds. In general, higher fee levels reflect higher levels of service provided by the Adviser, increased investment management complexity, greater product management requirements, and higher levels of business risk or some combination of these factors. The Board further considered that the Sub-Adviser’s fee is essentially for portfolio management services. The Board concluded the varying levels of fees were justified given, among other things, the more extensive services, regulatory requirements and legal liabilities, and the entrepreneurial, legal and regulatory risks incurred in sponsoring and advising a registered investment company compared to that required in advising other types of clients.
3. Profitability of Fund Advisers
In their review, the Independent Board Members considered estimated profitability information of Nuveen as a result of its advisory services to the Nuveen funds as well as profitability data of other publicly traded asset management firms. Such profitability information included, among other things, gross and net revenue margins (excluding distribution) of Nuveen Investments, Inc. (“Nuveen Investments”) for services to the Nuveen funds on a pre-tax and after-tax basis for the 2022 and 2021 calendar years as well as the revenues earned (less any expense reimbursements/fee waivers) and expenses incurred by Nuveen Investments for its advisory activities to the Nuveen funds (excluding distribution and certain other expenses) for the 2022 and 2021 calendar years. The Independent Board Members also considered a summary of some of the key factors that impacted Nuveen’s profitability in 2022. In addition, the Board reviewed the revenues, expenses and operating margin (pre- and after-tax) the Adviser derived from its ETF product line for the 2022 and 2021 calendar years.

Annual Investment Management Agreement Approval Process
(Unaudited)
(continued)
In developing the profitability data of the Adviser for its advisory services to the Nuveen funds, the Independent Board Members recognized the subjective nature of calculating profitability as the information is not audited and is necessarily dependent on cost allocation methodologies to allocate expenses throughout the complex and among the various advisory products. Given there is no perfect expense allocation methodology and that other reasonable and valid allocation methodologies could be employed and could lead to significantly different results, the Board reviewed, among other things, a description of the cost allocation methodologies employed to develop the financial information, a summary of the history of changes to the methodology over the years from 2010 through 2022, and a historical expense analysis of Nuveen Investments’ revenues, expenses and pre-tax net revenue margins derived from its advisory services to the
Nuveen funds (excluding distribution) for the calendar years from 2017 through 2022. The Board had also appointed four Independent
Board Members to serve as the Board’s liaisons, with the assistance of independent counsel, to meet with representatives of the Adviser and review the development of the profitability data and to report to the full Board.
In addition, the Board considered certain comparative operating margin data. In this regard, the Board reviewed the operating margins of
Nuveen Investments compared to the adjusted operating margins of a peer group of asset management firms with publicly available data and the most comparable assets under management (based on asset size and asset composition) to Nuveen. The Board recognized that the operating margins of the peers were adjusted generally to address that certain services provided by the peers were not provided by
Nuveen. The Board also reviewed, among other things, the net revenue margins (pre-tax) of Nuveen Investments on a company-wide basis and the net revenue margins (pre-tax) of Nuveen Investments derived from its services to the Nuveen funds only (including and excluding distribution) compared to the adjusted operating margins of the peer group for each calendar year from 2012 to 2022. Although the total company operating margins of Nuveen Investments were in the bottom half of the peer group range for 2022 and 2021, the Independent
Board Members recognized the limitations of the comparative data given that peer data is not generally public and the calculation of profitability is subjective and affected by numerous factors (such as types of funds a peer manages, its business mix, its cost of capital, the numerous assumptions underlying the methodology used to allocate expenses and other factors) that can have a significant impact on the results.
Aside from Nuveen’s profitability, the Board recognized that the Adviser is a subsidiary of Nuveen, LLC, the investment management arm of
Teachers Insurance and Annuity Association of America (“TIAA”). Accordingly, the Board also reviewed a balance sheet for TIAA reflecting its assets, liabilities and capital and contingency reserves for the 2022 and 2021 calendar years to consider the financial strength of TIAA.
The Board recognized the benefit of an investment adviser and its parent with significant resources, particularly during periods of market volatility. The Board also noted the reinvestments Nuveen, its parent and/or other affiliates made into its business through, among other things, the investment of seed capital in certain Nuveen funds and continued investments in enhancements to technological capabilities.
In addition to Nuveen, the Independent Board Members considered the profitability of the Sub-Adviser from its relationships with the respective Nuveen funds. In this regard, the Independent Board Members reviewed, among other things, the Sub-Adviser’s revenues, expenses and net operating income for its advisory services to the Nuveen ETFs and Nuveen closed-end funds it sub-advises for the 2022 and 2021 calendar years.
In evaluating the reasonableness of the compensation, the Independent Board Members also considered any other ancillary benefits derived by the respective Fund Adviser from its relationship with the Nuveen funds as discussed in further detail below.
Based on a consideration of all the information provided, the Board noted that Nuveen’s and the Sub-Adviser’s level of profitability was acceptable and not unreasonable in light of the services provided.
D. Economies of Scale and Whether Fee Levels Reflect These Economies of Scale
The Board considered whether there have been economies of scale with respect to the management of the Nuveen funds, whether these economies of scale have been appropriately shared with the funds and whether there is potential for realization of further economies of scale. Although the
Board recognized that economies of scale are difficult to measure with any precision and certain expenses may not decline with a rise in assets, the
Board considered that Nuveen shares the benefits of economies of scale, if any, in a number of ways including through the use of breakpoints in the management fee schedule, fee waivers and/or expense limitations, the pricing of funds at scale at inception and investments in Nuveen’s business which can enhance the services provided to the funds for the fees paid. In this regard, the Board recognized that, with respect to the Nuveen funds generally, although the management fee of the Adviser is typically comprised of a fund-level component and a complex-level component each with its own breakpoint schedule, the Nuveen ETFs do not have breakpoint schedules. The Board recognized that the Nuveen ETFs pay a unified fee and as a result, any reduction in fixed costs associated with the management of these funds would benefit the Adviser. However, the Independent Board
Members noted that the unified fee schedule provides shareholders with a level of certainty of the expenses of the Nuveen ETFs. The Independent
Board Members considered that the unified fees generally provide inherent economies of scale because the Nuveen ETF would maintain a competitive fixed fee over the annual contract period even if the particular fund’s assets declined and/or operating costs rose. The Independent
Board Members further recognized that the Nuveen ETFs do not participate in the complex-level fee programs.
As noted above, the Independent Board Members also recognized the continued reinvestment in Nuveen’s business to enhance its capabilities and services to the benefit of its various clients. The Board understood that many of these investments in the Nuveen business were not specific to individual Nuveen funds but rather incurred across of a variety of products and services pursuant to which the family of Nuveen funds as a whole may benefit. In addition, the Board also considered that Nuveen has provided, without raising advisory fees to the Nuveen funds, certain additional services, including, but not limited to, services required by new regulations and regulatory interpretations, and this was also a means of sharing economies of scale with the funds and their shareholders.
Based on its review, the Board was satisfied that the current fee arrangements together with the reinvestment in Nuveen’s business appropriately shared any economies of scale with shareholders. Further, with respect to the Nuveen ETFs, the Board concluded that the absence of a fund-level and/or complex-level breakpoint schedule or arrangement (as applicable) was acceptable.

E. Indirect Benefits
The Independent Board Members received and considered information regarding other benefits the respective Fund Adviser or its affiliates may receive as a result of their relationship with the Nuveen funds. In addition, the Independent Board Members noted that the various sub-advisers to the Nuveen funds do not generally benefit from soft dollar arrangements with respect to Nuveen fund portfolio transactions.
Based on its review, the Board concluded that any indirect benefits received by a Fund Adviser as a result of its relationship with the Funds were reasonable in light of the services provided.
F. Other Considerations
The Independent Board Members did not identify any single factor discussed previously as all-important or controlling. The Independent Board
Members concluded that the terms of each Advisory Agreement were reasonable, that the respective Fund Adviser’s fees were reasonable in light of the services provided to each Fund and that the Advisory Agreements be renewed for an additional one-year period.

Trustees and Officers
(Unaudited)
The management of the Funds, including general supervision of the duties performed for the Funds by the Adviser, is the responsibility of the Board of Trustees of the Funds. The number of Trustees of the Funds is currently set at ten. None of the Trustees who are not “interested” persons of the
Funds (referred to herein as “Independent Trustees”) has ever been a Trustee or employee of, or consultant to, Nuveen or its affiliates. The names and business addresses of the Trustees and officers of the Funds, their principal occupations and other affiliations during the past five years, the number of portfolios each oversees and other directorships they hold are set forth below.
The Funds’ Statement of Additional Information (“SAI”) includes more information about the Trustees. To request a free copy, call Nuveen
Investments at (800) 257-8787 or visit the Funds’ website at www.nuveen.com.
Name,
Year of Birth
& Address
Position(s) Held
with the Funds
Year First
Elected or
Appointed
(1)
Principal Occupation(s)
Including other Directorships
During Past 5 Years
Number of
Portfolios in
Fund Complex
Overseen By
Trustee
Independent Trustees:
Terence J. Toth
1959
333 W. Wacker Drive
Chicago, IL 60606
Chair and Trustee 2008 Formerly, a Co-Founding Partner, Promus Capital (investment advisory firm) (2008-2017); formerly, Director, Quality Control
Corporation (manufacturing) (2012-2021); Chair of the Board
of the Kehrein Center for the Arts (philanthropy) (since 2021);
member: Catalyst Schools of Chicago Board (since 2008) and
Mather Foundation Board (philanthropy) (since 2012), formerly,
Chair of its Investment Committee (2017-2022); formerly, Member,
Chicago Fellowship Board (philanthropy) 2005-2016); formerly,
Director, Fulcrum IT Services LLC (information technology services firm to government entities) (2010-2019); formerly, Director,
LogicMark LLC (health services) (2012-2016); formerly, Director,
Legal & General Investment Management America, Inc. (asset
management) (2008-2013); formerly, CEO and President, Northern
Trust Global Investments (financial services) (2004-2007); Executive
Vice President, Quantitative Management & Securities Lending
(2000-2004); prior thereto, various positions with Northern Trust
Company (financial services) (since 1994); formerly, Member,
Northern Trust Mutual Funds Board (2005-2007), Northern Trust
Global Investments Board (2004-2007), Northern Trust Japan Board
(2004-2007), Northern Trust Securities Inc. Board (2003-2007) and
Northern Trust Hong Kong Board (1997-2004).
135
Jack B. Evans
1948
333 W. Wacker Drive
Chicago, IL 60606
Trustee 1999 Chairman (since 2019), formerly, President (1996-2019), The
Hall-Perrine Foundation, (private philanthropic corporation);
Life Trustee of Coe College and the Iowa College Foundation;
formerly, Member and President Pro-Tem of the Board of Regents
for the State of Iowa University System (2007- 2013); Director
and Chairman (2009-2021), United Fire Group, a publicly
held company; Director, Public Member, American Board of
Orthopaedic Surgery (2015-2020); Director
(2000-2004), Alliant Energy; Director (1996-2015), The Gazette
Company (media and publishing); Director (1997- 2003),
Federal Reserve Bank of Chicago; President and Chief
Operating Officer (1972-1995), SCI Financial Group, Inc.,
(regional financial services firm).
135
William C. Hunter
1948
333 W. Wacker Drive
Chicago, IL 60606
Trustee 2003 Dean Emeritus, formerly, Dean, Tippie College of Business,
University of Iowa (2006-2012); Director of Wellmark, Inc. (since
2009); past Director (2005-2015), and past President (2010-
2014) Beta Gamma Sigma, Inc., The International Business
Honor Society; formerly, Director (2004-2018) of Xerox
Corporation; formerly, Dean and Distinguished Professor of
Finance, School of Business at the University of Connecticut
(2003-2006); previously, Senior Vice President and Director of
Research at the Federal Reserve Bank of Chicago (1995-2003);
formerly, Director (1997-2007), Credit Research Center at
Georgetown University.
135

Name,
Year of Birth
& Address
Position(s) Held
with the Funds
Year First
Elected or
Appointed
(1)
Principal Occupation(s)
Including other Directorships
During Past 5 Years
Number of
Portfolios in
Fund Complex
Overseen By
Trustee
Amy B. R. Lancellotta
1959
333 W. Wacker Drive
Chicago, IL 60606
Trustee 2021 Formerly, Managing Director, Independent Directors Council
(IDC) (supports the fund independent director community and
is part of the Investment Company Institute (ICI), which
represents regulated investment companies) (2006-2019);
formerly, various positions with ICI (1989-2006); Member of the
Board of Directors, Jewish Coalition Against Domestic Abuse
(JCADA) (since 2020).
135
Joanne T. Medero
1954
333 W. Wacker Drive
Chicago, IL 60606
Trustee 2021 Formerly, Managing Director, Government Relations and Public
Policy (2009-2020) and Senior Advisor to the Vice Chairman
(2018-2020), BlackRock, Inc. (global investment management
firm); formerly, Managing Director, Global Head of Government
Relations and Public Policy, Barclays Group (IBIM) (investment banking, investment management and wealth management
businesses)(2006-2009); formerly, Managing Director, Global
General Counsel and Corporate Secretary, Barclays Global
Investors (global investment management firm) (1996-2006);
formerly, Partner, Orrick, Herrington & Sutcliffe LLP (law firm)
(1993-1995); formerly, General Counsel, Commodity Futures
Trading Commission (government agency overseeing U.S.
derivatives markets) (1989-1993); formerly, Deputy Associate
Director/Associate Director for Legal and Financial Affairs,
Office of Presidential Personnel, The White House (1986-1989);
Member of the Board of Directors, Baltic-American Freedom
Foundation (seeks to provide opportunities for citizens of the
Baltic states to gain education and professional development through exchanges in the U.S.) (since 2019).
135
Albin F. Moschner
1952
333 W. Wacker Drive
Chicago, IL 60606
Trustee 2016 Founder and Chief Executive Officer, Northcroft Partners, LLC,
(management consulting) (since 2012); formerly,
Chairman (2019), and Director (2012-2019), USA Technologies,
Inc., (provider of solutions and services to facilitate electronic payment transactions); formerly, Director, Wintrust Financial
Corporation (1996-2016); previously, held positions at Leap
Wireless International, Inc. (consumer wireless services),
including Consultant (2011-2012), Chief Operating Officer
(2008-2011), and Chief Marketing Officer (2004-2008); formerly,
President, Verizon Card Services division of Verizon
Communications, Inc. (2000-2003); formerly, President, One
Point Services at One Point Communications
(telecommunication services) (1999-2000); formerly, Vice
Chairman of the Board, Diba, Incorporated (internet
technology provider) (1996-1997); formerly, various executive positions (1991-1996) including Chief Executive Officer
(1995-1996) of Zenith Electronics Corporation (consumer
electronics).
135
John K. Nelson
1962
333 W. Wacker Drive
Chicago, IL 60606
Trustee 2013 Member of Board of Directors of Core12 LLC. (private firm which develops branding, marketing and communications
strategies for clients) (since 2008); served The President’s
Council of Fordham University (2010-2019) and previously a
Director of the Curran Center for Catholic American Studies
(2009-2018); formerly, senior external advisor to the Financial
Services practice of Deloitte Consulting LLP. (2012-2014);
former Chair of the Board of Trustees of Marian University
(2010-2014 as trustee, 2011-2014 as Chair); formerly Chief
Executive Officer of ABN AMRO Bank N.V., North America, and
Global Head of the Financial Markets Division (2007-2008),
with various executive leadership roles in ABN AMRO Bank
N.V. between 1996 and 2007.
135

Trustees and Officers
(Unaudited) (continued)
Name,
Year of Birth
& Address
Position(s) Held
with the Funds
Year First
Elected or
Appointed
(1)
Principal Occupation(s)
Including other Directorships
During Past 5 Years
Number of
Portfolios in
Fund Complex
Overseen By
Trustee
Matthew Thornton III
1958
333 W. Wacker Drive
Chicago, IL 60606
Trustee 2020 Formerly, Executive Vice President and Chief Operating Officer
(2018-2019), FedEx Freight Corporation, a subsidiary of FedEx
Corporation (FedEx) (provider of transportation, e-commerce
and business services through its portfolio of companies);
formerly, Senior Vice President, U.S. Operations (2006-2018),
Federal Express Corporation, a subsidiary of FedEx; formerly
Member of the Board of Directors (2012-2018), Safe Kids
Worldwide® (a non-profit organization dedicated to preventing childhood injuries). Member of the Board of Directors (since
2014), The Sherwin-Williams Company (develops,
manufactures, distributes and sells paints, coatings and related products); Director (since 2020), Crown Castle International
(provider of communications infrastructure).
135
Margaret L. Wolff
1955
333 W. Wacker Drive
Chicago, IL 60606
Trustee 2016 Formerly, member of the Board of Directors (2013-2017) of
Travelers Insurance Company of Canada and The Dominion of
Canada General Insurance Company (each, a part of Travelers
Canada, the Canadian operation of The Travelers Companies,
Inc.); formerly, Of Counsel, Skadden, Arps, Slate, Meagher &
Flom LLP (Mergers & Acquisitions Group) (legal services)
(2005-2014); Member of the Board of Trustees of New
York-Presbyterian Hospital (since 2005); Member (since 2004)
formerly, Chair (2015-2022) of the Board of Trustees of The John A.
Hartford Foundation (a philanthropy dedicated to improving
the care of older adults); formerly, Member (2005-2015) and
Vice Chair (2011-2015) of the Board of Trustees of Mt. Holyoke
College.
135
Robert L. Young
1963
333 W. Wacker Drive
Chicago, IL 60606
Trustee 2017 Formerly, Chief Operating Officer and Director, J.P. Morgan
Investment Management Inc. (financial services) (2010-2016);
formerly, President and Principal Executive Officer (2013-2016),
and Senior Vice President and Chief Operating Officer
(2005-2010), of J.P. Morgan Funds; formerly, Director and
various officer positions for J.P. Morgan Investment
Management Inc. (formerly, JPMorgan Funds Management,
Inc. and formerly, One Group Administrative Services) and
JPMorgan Distribution Services, Inc. (financial services)
(formerly, One Group Dealer Services, Inc.) (1999-2017).
135
Name,
Year of Birth
& Address
Position(s) Held
with the Funds
Year First
Elected or
Appointed
(2)
Principal Occupation(s)
Including other Directorships
During Past 5 Years
Officers of the Funds:
Jordan M. Farris
1980
333 W. Wacker Drive
Chicago, IL 60606
Chief
Administrative
Officer
2019 Managing Director (since 2017), formerly Vice President (2016-2017), Head of
Product Management and Development, ETFs, Nuveen Securities, LLC; Director,
Guggenheim Funds Distributors (2013-2016).
Brett E. Black
1972
333 West Wacker Drive
Chicago, IL 60606
Vice President
and Chief
Compliance
Officer
2022 Managing Director, Chief Compliance Officer of Nuveen (since 2022); formerly,
Vice President (2014-2022), Chief Compliance Officer and Anti-Money Laundering
Compliance Officer(2017-2022), Deputy Chief Compliance Officer (2014-2017) of
BMO Funds, Inc.
Mark J. Czarniecki
1979
901 Marquette Avenue
Minneapolis, MN 55402
Vice President
and Assistant
Secretary
2013 Managing Director (since 2022), formerly, Vice President (2016-2022), and
Assistant Secretary (since 2016) of Nuveen Securities, LLC; Managing Director
(since 2022), formerly, Vice President (2017-2022) and Assistant Secretary (since
2017) of Nuveen Fund Advisors, LLC; Managing Director and Associate General
Counsel (since January 2022), formerly, Vice President and Associate General
Counsel of Nuveen (2013-2021); Managing Director (since 2022), formerly, Vice
President (2018-2022), Assistant Secretary and Associate General Counsel (since
2018) of Nuveen Asset Management, LLC; Managing Director, Associate General
Counsel and Assistant Secretary of Teachers Advisors, LLC and TIAA-CREF
Investment Management, LLC (since 2023).

Name,
Year of Birth
& Address
Position(s) Held
with the Funds
Year First
Elected or
Appointed
(2)
Principal Occupation(s)
Including other Directorships
During Past 5 Years
Diana R. Gonzalez
1978
8500 Andrew Carnegie
Blvd.
Charlotte, NC 28262
Vice President
and Assistant
Secretary
2017 Vice President and Assistant Secretary of Nuveen Fund Advisors, LLC (since 2017);
Vice President and Associate General Counsel and Assistant Secretary of Nuveen
Asset Management, LLC (since 2022); Vice President, Associate General Counsel and Assistant Secretary of Teachers Advisors, LLC and TIAA-CREF Investment
Management, LLC (since 2023); Vice President and Associate General
Counsel of Nuveen (since 2017); formerly, Associate General Counsel of Jackson
National Asset Management (2012-2017).
Nathaniel T. Jones
1979
333 W. Wacker Drive
Chicago, IL 60606
Vice President
and Treasurer
2016 Senior Managing Director (since 2021), formerly, Managing Director (2017-2021),
Senior Vice President (2016-2017) of Nuveen; Managing Director (since 2015) of
Nuveen Fund Advisors, LLC; Chartered Financial Analyst.
Brian H. Lawrence
1982
8500 Andrew Carnegie
Blvd.
Charlotte, NC 28262
Vice President
and Assistant
Secretary
2023 Vice President and Associate General Counsel of Nuveen (since 2023); Vice
President, Associate General Counsel and Assistant Secretary (since 2023) of
Teachers Advisors, LLC and TIAA-CREF Investment Management, LLC; formerly
Corporate Counsel of Franklin Templeton (2018-2022).
Tina M. Lazar
1961
333 W. Wacker Drive
Chicago, IL 60606
Vice President 2002 Managing Director (since 2017), formerly, Senior Vice President (2014-2017) of
Nuveen Securities, LLC.
Brian J. Lockhart
1974
333 W. Wacker Drive
Chicago, IL 60606
Vice President 2019 Managing Director (since 2019) of Nuveen Fund Advisors, LLC; Senior Managing
Director (since 2021), formerly, Managing Director (2017-2021), Vice President
(2010-2017) of Nuveen; Head of Investment Oversight (since 2017), formerly,
Team Leader of Manager Oversight (2015-2017); Chartered Financial Analyst and
Certified Financial Risk Manager.
John M. McCann
1975
8500 Andrew Carnegie
Blvd.
Charlotte, NC 28262
Vice President
and Assistant
Secretary
2022 Managing Director (since 2021), General Counsel and Secretary (since 2023), formerly, Assistant Secretary (2021-2023), of Nuveen Fund Advisors, LLC;
Managing Director, Associate General Counsel and Assistant Secretary of Nuveen
Asset Management, LLC (since 2021); Managing Director (since 2021) and
Assistant Secretary (since 2016) of TIAA SMA Strategies LLC; Managing Director
(since 2019, formerly, Vice President and Director), Associate General Counsel
and Assistant Secretary of College Retirement Equities Fund, TIAA Separate
Account VA-1, TIAA-CREF Funds and TIAA-CREF Life Funds; Managing Director
(since 2018), formerly, Vice President and Director, Associate General Counsel
and Assistant Secretary of Teachers Insurance and Annuity Association of America,
Teacher Advisors LLC and TIAA-CREF Investment Management, LLC; Managing
Director (since 2022), formerly, Vice President (2017-2022), Associate General
Counsel and Assistant Secretary (since 2011) of Nuveen Alternative Advisors LLC;
General Counsel and Assistant Secretary of Covariance Capital Management, Inc.
(2014-2017).
Kevin J. McCarthy
1966
333 W. Wacker Drive
Chicago, IL 60606
Vice President
and Assistant
Secretary
2007 Executive Vice President (since 2022) and Secretary and General Counsel (since
2016) of Nuveen Investments, Inc., formerly, Senior Managing Director (2017-
2022); Executive Vice President (since 2023) and Assistant Secretary (since 2008)
of Nuveen Securities, LLC, formerly Senior Managing Director (2017-2023);
Executive Vice President and Assistant Secretary (since 2023) of Nuveen Fund
Advisors, LLC, formerly, Senior Managing Director (2017-2023), Secretary (2016-
2023) and Co-General Counsel (2011-2020); Executive Vice President (since
2023) and Secretary (since 2016) of Nuveen Asset Management, LLC, formerly,
Senior Managing Director (2017-2023) and Associate General Counsel (2011-
2020); Executive Vice President (since 2021) and Secretary (since 2023), formerly,
General Counsel and Assistant Secretary (2021-2023) of Teachers Advisors,
LLC; Executive Vice President (since 2017) and Secretary (since 2023), formerly,
General Counsel and Assistant Secretary (2017-2023) of TIAA-CREF Investment
Management, LLC; formerly, Vice President (2007-2021) and Secretary (2016-
2021), of NWQ Investment Management Company, LLC and Santa Barbara Asset
Management, LLC; Vice President and Secretary of Winslow Capital Management,
LLC (since 2010); Executive Vice President (since 2023) and Secretary (since
2016) of Nuveen Alternative Investments, LLC, formerly Senior Managing Director
(2017-2023).

Trustees and Officers
(Unaudited) (continued)
Name,
Year of Birth
& Address
Position(s) Held
with the Funds
Year First
Elected or
Appointed
(2)
Principal Occupation(s)
Including other Directorships
During Past 5 Years
Jon Scott Meissner
1973
8500 Andrew Carnegie
Blvd.
Charlotte, NC 28262
Vice President
and Assistant
Secretary
2019 Managing Director, Mutual Fund Tax and Expense Administration (since 2022), formerly, Managing Director of Mutual Fund Tax and Financial Reporting groups
(2017-2022), at Nuveen; Managing Director of Nuveen Fund Advisors, LLC (since
2019); Managing Director (since 2021), formerly, Senior Director (2016-2021), of
Teachers Advisors, LLC and TIAA-CREF Investment Management, LLC; Managing
Director, Mutual Fund Tax and Expense Administration (since 2022), formerly,
Senior Director Mutual Fund Taxation (2015-2022), to the TIAA-CREF Funds, the
TIAA-CREF Life Funds, the TIAA Separate Account VA-1 and the CREF Accounts;
has held various positions with TIAA since 2004.
William A. Siffermann
1975
333 W. Wacker Drive
Chicago, IL 60606
Vice President 2017 Managing Director (since 2017), formerly Senior Vice President (2016-2017) of
Nuveen.
Trey S. Stenersen
1965
8500 Andrew Carnegie
Blvd.
Charlotte, NC 28262
Vice President 2022 Senior Managing Director of Teachers Advisors LLC and TIAA-CREF Investment
Management, LLC (since 2018); Senior Managing Director (since 2019) and Chief
Risk Officer (since 2022), formerly Head of Investment Risk Management (2017-
2022) of Nuveen; Senior Managing Director (since 2018) of Nuveen Alternative
Advisors LLC.
E. Scott Wickerham
1973
8500 Andrew Carnegie Blvd.
Charlotte, NC 28262
Vice President
and Controller
2019 Senior Managing Director, Head of Public Investment Finance of Nuveen (since
2019), formerly, Managing Director; Senior Managing Director (since 2019) of
Nuveen Fund Advisors, LLC; Senior Managing Director (since 2022) of Nuveen
Asset Management, LLC; Senior Managing Director of Teachers Advisors, LLC
(since 2021) and TIAA-CREF Investment Management, LLC (since 2016); Principal
Financial Officer, Principal Accounting Officer and Treasurer (since 2017) of the
TIAA-CREF Funds, the TIAA-CREF Life Funds, the TIAA Separate Account VA-1
and the Principal Financial Officer, Principal Accounting Officer (since 2020) and
Treasurer (since 2017) to the CREF Accounts; has held various positions with TIAA since 2006.
Mark L. Winget
1968
333 W. Wacker Drive
Chicago, IL 60606
Vice President
and Secretary
2008 Vice President and Assistant Secretary of Nuveen Securities, LLC (since 2008), and Nuveen Fund Advisors, LLC (since 2019); Vice President, Associate General
Counsel and Assistant Secretary of Teachers Advisors, LLC and TIAA-CREF
Investment Management, LLC (since 2023) and Nuveen Asset Management,
LLC(since 2020); Vice President (since 2010) and Associate General Counsel (since
2019) of Nuveen.
Rachael Zufall
1973
8500 Andrew Carnegie
Blvd.
Charlotte, NC 28262
Vice President
and Assistant
Secretary
2022 Managing Director and Assistant Secretary (since 2023) of Nuveen Fund Advisors,
LLC; Managing Director (since 2017), Associate General Counsel and Assistant
Secretary (since 2014) of the CREF Accounts, TIAA Separate Account VA-1, TIAA-
CREF Funds and TIAA-CREF Life Funds; Managing Director (since 2017), Associate
General Counsel and Assistant Secretary (since 2011) of Teachers Advisors, LLC and TIAA-CREF Investment Management, LLC; Managing Director of Nuveen, LLC
and of TIAA (since 2017).
(1) Trustees serve an indefinite term until his/her successor is elected or appointed. The year first elected or appointed represents the year in which the director was first elected or appointed to any fund in the Nuveen Fund Complex.
(2) Officers serve one year terms through August of each year. The year first elected or appointed represents the year in which the officer was first elected or appointed to any fund in the Nuveen Fund Complex.

Nuveen Securities, LLC, member FINRA and SIPC 333 West Wacker Drive Chicago, IL 60606 www.nuveen.com
NAN-ENHUS-0723P 3065695-INV-Y-09/24
Nuveen:
Serving Investors for Generations
Since 1898, financial advisors and their clients have relied on Nuveen to provide dependable investment solutions through continued adherence to proven, long-term investing principles. Today, we offer a range of high quality solutions designed to be integral components of a well-diversified core portfolio.
Focused on meeting investor needs.
Nuveen is the investment manager of TIAA. We have grown into one of the world’s premier global asset managers, with specialist knowledge across all major asset classes and particular strength in solutions that provide income for investors and that draw on our expertise in alternatives and responsible investing. Nuveen is driven not only by the independent investment processes across the firm, but also the insights, risk management, analytics and other tools and resources that a truly world-class platform provides. As a global asset manager, our mission is to work in partnership with our clients to create solutions which help them secure their financial future.
Find out how we can help you.
To learn more about how the products and services of Nuveen may be able to help you meet your financial goals, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest. Investors should consider the investment objective and policies, risk considerations, charges and expenses of any investment carefully. Where applicable, be sure to obtain a prospectus, which contains this and other relevant information. To obtain a prospectus, please contact your securities representative or Nuveen, 333 W. Wacker Dr., Chicago, IL 60606.
Please read the prospectus carefully before you invest or send money.
Learn more about Nuveen Funds at:
www.nu veen.com/exchange-traded-funds
NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

Funds
Exchange-Traded
Funds
Nuveen Exchange-Traded
July 31, 2023
Annual
Report
Fund Name
Listing Exchange
Ticker
Symbol
Nuveen Global Net Zero Transition ETF
NASDAQ Stock Market LLC NTZG

2
Table
of Contents
Chair’s Letter to Shareholders 3
Important Notices 4
Portfolio Managers’ Comments 5
Risk Considerations 7
About the Fund’s Benchmarks 8
Fund Performance, Expense Ratios and Holdings Summaries 9
Expense Examples 12
Report of Independent Registered Public Accounting Firm 13
Portfolio of Investments 14
Statement of Assets and Liabilities 17
Statement of Operations 18
Statement of Changes in Net Assets 19
Financial Highlights 20
Notes to Financial Statements 22
Important Tax Information 27
Additional Fund Information 28
Glossary of Terms Used in this Report 29
Liquidity Risk Management Program 30
Annual Investment Management Agreement Approval Process 31
Trustees and Officers 37

Chair’s Letter
to Shareholders
3
Dear Shareholders,
Inflation concerns have continued to dominate the investment landscape in 2023. While inflation rates have fallen meaningfully from post-pandemic highs, helped by the significant policy interest rate increases from the U.S. Federal Reserve (Fed) and other global central banks since 2022 and the normalization of supply chains, they currently remain above the levels that central banks consider supportive of their economies’ long-term growth. Core inflation measures, which exclude volatile food and energy prices, in particular remain above central banks’ targeted levels.
At the same time, the U.S. and other large economies have remained relatively resilient, even as financial conditions have tightened. U.S. gross domestic product increased to 2.1% in the second quarter of 2023 from 2.0% in the first quarter of 2023, after growing 2.1% in 2022 overall compared to 2021. Consider that much of this growth occurred while the Fed was raising interest rates in one of the fastest hiking cycles in its history. From March 2022 to July
2023 (with only a brief pause in June 2023), the Fed increased the target fed funds rate from near zero to a range of 5.25% to 5.50% as of July 2023. Despite historically high inflation and rapidly rising interest rates, the jobs market has remained relatively strong, helping to support consumer sentiment and spending. However, markets are concerned that these conditions could keep upward pressure on prices and wages while the impact of the collapse of three regional U.S. banks (Silicon Valley Bank, Signature Bank and First Republic Bank) and major
European bank Credit Suisse in March 2023 adds to uncertainty.
Given the lingering upside risks to inflation and the lagging impact of tighter credit conditions on the economy, Fed officials are closely monitoring incoming inflation data and other economic measures to modify their rate setting activity based upon these factors on a meeting-by-meeting basis. The Fed remains committed to acting until it sees sustainable progress toward its inflation goals. Additionally, market concerns surrounding the U.S. debt ceiling faded after the government agreed in June 2023 to suspend the nation’s borrowing limit until January 2025, averting a near-term default scenario. In the meantime, markets are likely to continue reacting in the short term to news about inflation data, economic indicators and central bank policy. We encourage investors to keep a long-term perspective amid the short-term turbulence. Your financial professional can help you review how well your portfolio is aligned with your time horizon, risk tolerance and investment goals.
On behalf of the other members of the Nuveen Fund Board, we look forward to continuing to earn your trust in the months and years ahead.
Terence J. Toth
Chair of the Board
September 22, 2023

4
Important Notices
Securities and Exchange Commission (the “SEC”) Adopts Amendments for Tailored Shareholder Reports
On October 26, 2022, the SEC adopted rule and form amendments (the “Amendments”) that require mutual funds and exchange-
traded funds registered on Form N-1A to provide shareholders with streamlined annual and semi-annual shareholder reports
(“Tailored Shareholder Reports”). Tailored Shareholder Reports are meant to be three to four pages in length and will highlight key information such as a fund’s expenses, performance and portfolio holdings. Other, more detailed information that currently appears in fund shareholder reports will be made available online, filed with the SEC, and delivered to investors free of charge in paper or electronically upon request. The first Tailored Shareholder Report to be prepared for this Fund will be for the reporting period ended July 31, 2024.

Portfolio Managers’
Comments
5
Nuveen Global Net Zero Transition ETF (NTZG)
The Fund features portfolio management by Nuveen Asset Management, LLC (NAM), an affiliate of Nuveen Fund Advisors, LLC, the
Fund’s investment adviser. The Fund’s portfolio managers include Thomas J. Lavia , Jr., CFA, Gregory Mancini and Willis W. Tsai.
Here the Fund’s portfolio management team reviews economic and market conditions, key investment strategies and the Fund’s performance for the twelve-month reporting period ended July 31, 2023. For more information on the Fund’s investment objectives and policies, please refer to the prospectus.
What factors affected the economy and market conditions during the twelve-month annual reporting period ended July 31,
2023?
The U.S. economy performed better than expected despite persistent inflationary pressure and rising interest rates during the twelve-month period ended July 31, 2023. In the second quarter of 2023, the economy grew at an annualized rate of 2.1%, according to the second estimate from the U.S. Bureau of Economic Analysis, compared to 2.0% in the first quarter and in line with
2.1% in 2022 overall. Early in the reporting period, inflation rose sharply because of supply chain disruptions and high food and energy prices, the Russia-Ukraine war and China’s zero-COVID restrictions (eventually lifted in December 2022). During the reporting period, U.S. inflation reached its peak level in August 2022. Since then, price pressures have eased given normalization in supply chains, falling energy prices and aggressive measures by the U.S. Federal Reserve (Fed) and other global central banks to tighten financial conditions and slow demand in their economies. Nevertheless, during the reporting period inflation levels remained much higher than central banks’ target levels.
The Fed raised its target fed funds rate seven times during the reporting period, bringing it to a range of 5.25% to 5.50% as of July
2023. One of the Fed’s rate increases occurred in March 2023, a decision that was closely watched because of the failure of Silicon
Valley Bank and Signature Bank during the same month and uncertainty around the economic impact of these failures. Additionally, in March 2023, Swiss bank UBS agreed to buy Credit Suisse, which was considered to be vulnerable in the current environment.
For much of the reporting period, the Fed’s activity led to significant volatility in bond and stock markets. In addition, it contributed to an increase in the U.S. dollar’s value relative to major world currencies, which acts as a headwind to the profits of international companies and U.S. domestic companies with overseas earnings. Global currency and bond markets were further roiled in
September 2022 by an unpopular fiscal spending proposal in the U.K. but recovered after the plans were abandoned.
During the reporting period, elevated inflation and higher borrowing costs weighed on some segments of the economy, including the real estate market. Consumer spending, however, has remained more resilient than expected, in part because of a still-strong labor market, another key gauge of the economy’s health. As of July 2023, the unemployment rate remained near its pre-pandemic low of 3.5%, although monthly job growth appeared to be slowing. The strong labor market and wage gains helped provide a measure of resilience to the U.S. economy during the reporting period, even as the Fed sought to soften job growth to help curb inflation pressures.
What key strategies were used to manage the Fund during the twelve-month reporting period ended July 31, 2023?
The Fund is an actively managed exchange-traded fund (ETF) that seeks to provide capital appreciation. Under normal market conditions, the Fund invests at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in equity securities of companies that the sub-adviser believes will have a positive impact on the carbon economy through their current and/or planned efforts to reduce global greenhouse gas emissions, which, in turn, will contribute to the overall transition to a net zero carbon economy.
How did the Fund perform during the twelve-month reporting period ended July 31, 2023?
NTZG underperformed the MSCI All Country World Index (Net) during the twelve-month reporting period ended July 31, 2023. For the purposes of this Performance Commentary, references to relative performance are in comparison to the MSCI All Country World
Index (Net).
During the reporting period, the largest detractors from the Fund’s relative performance were stock selection and an underweight allocation to the communication services sector. Specifically, within communication services, lack of exposure to Meta Platforms,

Portfolio Managers’ Comments
(continued)
6
Inc. detracted. In addition, exposure to Baidu Inc., and AT&T Inc., which underperformed, detracted from performance. Meta
Platforms was one of the best-performing stocks in the index given better-than-expected results in its advertising business as well as investments in artificial intelligence (AI). The Fund did not own the company on ESG concerns around data security and content moderation. Baidu Inc. faced headwinds in 2022 on growing macroeconomic uncertainty in China and lower-than-expected revenue growth. AT&T underperformed because of higher-than-expected capital expenditures on fiber cabling and 5G, as well as investor concerns over lead contamination in legacy wirelines. The Fund sold out of both positions during the reporting period.
The Fund’s stock selection in energy also weighed on relative performance. The top individual detractors in the energy sector were
Neste Oyj and Reliance Industries Ltd. Neste Oyj underperformed on investor concerns around an oversupply in the renewable fuels market along with softening demand. The Fund sold out of Neste prior to the end of the reporting period. Reliance Industries, an India-based conglomerate with business lines in oil refining, telecommunications and retailing, detracted because of weaker-
than-expected EPS growth and increased interest expense. The Fund continues to own Reliance Industries because the portfolio management team remains confident in the strength of its core refining business and investments in the green energy value chain.
Stock selection in financials was also disadvantageous to relative performance, where the top individual detractor in the sector was
MetLife, Inc., which posted weaker-than-expected quarterly results on variable investment income. The Fund sold its position in
MetLife.
Partially offsetting the Fund’s underperformance was a positive contribution from stock selection in the industrials sector, led by top individual contributors Schneider Electric SE and Quanta Services Inc. Both Schneider Electric and Quanta Services posted strong revenue growth above analyst expectations along with improved guidance. The portfolio management team believes both are well positioned to benefit from the energy transition and electrification of infrastructure, and both companies remain in the portfolio.
Stock selection and an underweight in the consumer staples sector also contributed positively to relative performance. Within the consumer staples sector, Walmart Inc. was the largest positive contributor. Walmart posted solid returns on improved economic sentiment and improved 2023 guidance from management. The Fund continues to hold the company as the portfolio management team believes it is well positioned to continue its growth in market share in the U.S. and internationally.
This material is not intended to be a recommendation or investment advice, does not constitute a solicitation to buy, sell or hold a security or an investment strategy, and is not provided in a fiduciary capacity. The information provided does not take into account the specific objectives or circumstances of any particular investor, or suggest any specific course of action. Investment decisions should be made based on an investor’s objectives and circumstances and in consultation with his or her advisors.
Certain statements in this report are forward-looking statements. Discussions of specific investments are for illustration only and are not intended as recommendations of individual investments. The forward-looking statements and other views expressed herein are those of the portfolio managers as of the date of this report. Actual future results or occurrences may differ significantly from those anticipated in any forward-looking statements and the views expressed herein are subject to change at any time, due to numerous market and other factors. The
Fund disclaims any obligation to update publicly or revise any forward-looking statements or views expressed herein.
Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this section.

Risk Considerations
7
Nuveen Global Net Zero Transition ETF (NTZG)
Investing involves risk; principal loss is possible. Because the Fund will exclude securities of certain issuers for non-financial reasons
(i.e., companies that the sub-adviser does not classify as Net Zero Transition Companies and companies involved in certain prohibited activities), the Fund may forgo some market opportunities available to funds that do not pursue a net zero carbon economy investment strategy or may be required to sell a security when it might otherwise be disadvantageous to do so. This may cause the Fund to underperform the stock market as a whole or other funds that do not employ such an investment strategy. In addition, there is a risk that the companies identified by the Fund’s investment strategy will not operate as expected with respect to the transition to a net zero economy and the reduction of global greenhouse gas emissions. Further, in selecting companies for inclusion in the Fund’s portfolio, the sub-adviser relies on information and data related to carbon intensity and carbon emissions provided by a third-party research firm, which could be incomplete or erroneous, which in turn could cause the sub-adviser to assess a company’s net zero carbon economy characteristics incorrectly.
Responsible investing incorporates Environmental Social Governance (ESG) factors that may affect exposure to issuers, sectors, industries, limiting the type and number of investment opportunities available, which could result in excluding investments that perform well.
Prices of equity securities may decline significantly over short or extended periods of time. Large companies are more mature and may grow more slowly than the overall market. An investment in common stocks of issuers with small or medium market capitalizations generally involves greater risk and price volatility than an investment in common stocks of larger, more established companies. Foreign investments involve additional risks including currency fluctuations, political and economic instability, and lack of liquidity. These and other risk considerations are described in detail in the Fund’s prospectus.

8
About the Fund’s Benchmarks
MSCI ACWI Index (Net)
: An index designed to measure the performance of large and mid-cap stocks across 23 developed and 24 emerging markets. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

Fund Performance, Expense Ratios and
Holdings Summaries
9
The Fund Performance, Expense Ratios and Holdings Summaries for the Fund are shown within this section of the report.
Fund Performance
Performance data shown represents past performance and does not predict or guarantee future results
. Investment returns
and principal value will fluctuate so that when shares are sold, they may be worth more or less than their original cost. Current performance may be higher or lower than the performance shown.
Returns quoted for the Fund reflect management fees and other expenses such as transaction costs incurred by the Fund during the reporting period while the Indexes are unmanaged and therefore returns do not reflect any such fees and expenses.
Total returns for a period of less than one year are not annualized (i.e. cumulative returns). Returns assume reinvestment of dividends and capital gains. Market price returns are based on the closing market price as of the end of the reporting period. For performance current to the most recent month-end visit nuveen.com or call (800) 257-8787.
Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.
Expense Ratios
The expense ratios shown are as of the Fund’s most recent prospectus. The expense ratios shown reflect total operating expenses including management fees and other fees and expenses, but do not reflect expected transaction costs. Refer to the
Financial Highlights later in this report for the Fund’s expense ratios as of the end of the reporting period.
Holdings Summaries
The Holdings Summaries data relates to the securities held in the Fund’s portfolio of investments as of the end of this reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change. Refer to the
Fund’s Portfolio of Investments for individual security information.

10
Nuveen Global Net Zero Transition ETF (NTZG)
(continued)
Fund Performance, Expense Ratios and Holdings Summaries
July 31, 2023
Refer to the first page of this Fund Performance, Expense Ratios and Holdings Summaries section for further expla-
nation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the MSCI ACWI Index (Net).
Growth of an Assumed $10,000 Investment as of July 31, 2023
The graphs do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund Shares.
Total Returns as of
July 31, 2023
Average Annual
Expense
Ratios
Inception
Date 1-Year
Since
Inception
NTZG at NAV 6/23/22 10.54% 16.51% 0.55%
NTZG at Market Price 6/23/22 10.16% 16.65% —
MSCI ACWI Index (Net) — 12.91% 18.6 8% —

11
Holdings Summaries as of July 31, 2023
Fund Allocation
(% of net assets)
Common Stocks 97.1%
Other Assets & Liabilities, Net 2.9%
Net Assets 100%
Portfolio Composition
(% of net assets)
Information Technology 23.5%
Consumer Discretionary 13.7%
Health Care 11.7%
Financials 10.9%
Energy 8.9%
Industrials 8.4%
Consumer Staples 6.4%
Utilities 4.7%
Materials 4.7%
Communication Services 2.7%
Real Estate 1.5%
Other Assets & Liabilities, Net 2.9%
Total 100%
Top Five Common Stock Holdings
(% of net assets)
Amazon.com Inc 4.0%
Microsoft Corp 3.6%
Oracle Corp 2.5%
Schneider Electric SE 2.4%
Taiwan Semiconductor
Manufacturing Co Ltd 2.3%
Country Allocation
1
(% of net assets)
United States 61.2%
Japan 6.8%
Taiwan 5.2%
Netherlands 4.5%
Germany 3.8%
France 3.6%
Australia 2.4%
United Kingdom 2.2%
Denmark 2.0%
India 1.4%
Other 4.0%
Other Assets & Liabilities, Net 2.9%
Net Assets 100%
1 Includes 7.1% (as a percentage of net assets) in emerging market countries.

12
Expense
Examples
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchase and sales of Fund shares, and (2) ongoing costs, including management fees and other applicable Fund expenses. The Examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.
The Examples below are based on an investment of $1,000 invested at the beginning of the period and held through the period ended July 31, 2023.
The beginning of the period is February 1, 2023.
The information under “Actual Performance,” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by
$1,000 = 8.60) and multiply the result by the cost shown for your Fund in the row entitled “Expenses Incurred During Period” to estimate the expenses incurred on your account during this period.
The information under “Hypothetical Performance,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the
Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transaction costs were included, your costs would have been higher.
Nuveen Global Net Zero Transition ETF (NTZG)
Actual Performance
Beginning Account Value $ 1,000.00
Ending Account Value $ 1,081.03
Expenses Incurred During the Period $ 2.89
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $ 1,000.00
Ending Account Value $ 1,022.02
Expenses Incurred During the Period $ 2.81
Expenses are equal to the Fund’s annualized net expense ratio of 0.56% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Report of Independent Registered
Public Accounting Firm
13
To the Shareholders and Board of Trustees
Nushares ETF Trust:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Nuveen Global Net Zero Transition ETF (the
Fund), including the portfolio of investments, as of July 31, 2023, the related statement of operations for the year then ended, the statement of changes in net assets and the related notes (collectively, the financial statements) and the financial highlights for the year-ended July 31, 2023 and the period from June 23, 2022 (commencement of operations)
through July 31, 2022. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of July 31, 2023, the results of its operations for the year then ended, and the changes in its net assets and financial highlights for the year then ended and for the period from June 23, 2022 through July 31, 2022, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are
required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of July 31, 2023, by correspondence with custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
/s/ KPMG LLP
We have served as the auditor of one or more Nuveen investment companies since 2014.
Chicago, Illinois
September 29, 2023

14
Nuveen Global Net Zero Transition ETF (NTZG)
Portfolio of Investments July 31, 2023
Shares Description (1) Value
LONG-TERM INVESTMENTS - 97.1%
X 5,719,012 COMMON STOCKS - 97.1%
X 5,719,012
Communication Services - 2.7%
800 Alphabet Inc , Class A (2) $ 106,176
572 Walt Disney Co/The (2) 50,845
Total Communication Services 157,021
Consumer Discretionary - 13.7%
586 Airbnb Inc , Class A (2) 89,183
1,742 Amazon.com Inc (2) 232,870
148 Kering SA 85,440
256 McDonald's Corp 75,059
476 NIKE Inc , Class B 52,546
9,200 Panasonic Holdings Corp 113,964
612 Starbucks Corp 62,161
5,636 Toyota Motor Corp (2) 94,647
Total Consumer Discretionary 805,870
Consumer Staples - 6.4%
1,140 Anheuser-Busch InBev SA/NV 65,422
148 Costco Wholesale Corp 82,979
1,117 Kraft Heinz Co/The 40,413
476 Procter & Gamble Co/The 74,399
693 Walmart Inc 110,783
Total Consumer Staples 373,996
Energy - 8.9%
588 Cheniere Energy Inc 95,174
1,293 Occidental Petroleum Corp 81,627
368 Pioneer Natural Resources Co 83,046
1,300 Reliance Industries Ltd, Sponsored GDR, 144A 81,250
1,102 Schlumberger NV 64,291
3,940 Shell PLC 119,942
Total Energy 525,330
Financials - 10.9%
46 Adyen NV, 144A (2) 85,702
448 Bank of Montreal 41,708
236 Chubb Ltd 48,241
965 Commonwealth Bank of Australia 68,740
404 Fiserv Inc (2) 50,989
3,856 ING Groep NV 56,459
562 JPMorgan Chase & Co 88,773
434 London Stock Exchange Group PLC 47,252
240 Mastercard Inc , Class A 94,627
1,292 Wells Fargo & Co 59,639
Total Financials 642,130
Health Care - 11.7%
586 AstraZeneca PLC 84,340
916 Centene Corp (2) 62,371
292 Cigna Group/The 86,169
280 EssilorLuxottica SA 56,476
588 Gilead Sciences Inc 44,770
578 Merck & Co Inc 61,644
722 Novo Nordisk A/S, Class B 116,664
957 Sanofi 102,444

15
Shares Description (1) Value
Health Care (continued)
269 Stryker Corp $ 76,237
Total Health Care 691,115
Industrials - 8.4%
1,752 Flowserve Corp 66,156
420 Quanta Services Inc 84,680
784 Schneider Electric SE 140,067
396 Trane Technologies PLC 78,978
236 Union Pacific Corp 54,757
598 Vinci SA 70,403
Total Industrials 495,041
Information Technology - 23.5%
1,294 AIXTRON SE 51,475
803 Datadog Inc , Class A (2) 93,726
6,000 Delta Electronics Inc 69,782
14,000 E Ink Holdings Inc 100,234
2,100 Infineon Technologies AG 92,614
188 Keyence Corp 84,367
354 Manhattan Associates Inc (2) 67,479
639 Microsoft Corp 214,653
1,034 ON Semiconductor Corp (2) 111,414
1,268 Oracle Corp 148,648
1,037 Procore Technologies Inc (2) 78,656
600 Rohm Co Ltd 56,166
60 Samsung SDI Co Ltd 31,303
1,350 Taiwan Semiconductor Manufacturing Co Ltd, Sponsored
ADR
133,853
1,300 TDK Corp 49,747
Total Information Technology 1,384,117
Materials - 4.7%
2,254 BHP Group Ltd 69,883
733 Corteva Inc 41,363
326 DSM- Firmenich AG 36,123
332 Linde PLC 129,702
Total Materials 277,071
Real Estate - 1.5%
163 SBA Communications Corp 35,689
1,704 VICI Properties Inc 53,642
Total Real Estate 89,331
Utilities - 4.7%
1,509 Dominion Energy Inc 80,807
9,580 Enel SpA 66,248
668 NextEra Energy Inc 48,964
1,900 RWE AG 81,971
Total Utilities 277,990
Total Common Stocks
(cost $4,807,132) 5,719,012
Total Long-Term Investments
(cost $4,807,132) 5,719,012
Other Assets & Liabilities, Net - 2.9% 172,720
Net Assets - 100% $ 5,891,732

Nuveen Global Net Zero Transition ETF (NTZG)
(continued)
Portfolio of Investments
July 31, 2023
16
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
ADR American Depositary Receipt
GDR Global Depositary Receipt
See accompanying notes to financial statements.

Statement of Assets and Liabilities
See accompanying notes to financial statements.
17
July 31, 2023 NTZG
ASSETS
Long-term investments, at value
†
$ 5,719,012
Cash 169,111
Cash denominated in foreign currencies
^
1,484
Receivables:
Dividends 3,821
Reclaims 713
Securities lending income 21
Other 94
Total assets 5,894,256
LIABILITIES
Accrued expenses:
Management fees 2,524
Total liabilities 2,524
Net assets $ 5,891,732
Shares outstanding 200,000
Net asset value ("NAV") per share $ 29.46
NET ASSETS CONSIST OF:
Paid-in capital 5,008,860
Total distributable earnings (loss) 882,872
Net assets $ 5,891,732
Authorized shares Unlimited
Par value per share $ 0.01
†
Long-term investments, cost $ 4,807,132
^  Cash denominated in foreign currencies, cost $ 1,485

Statement of Operations
See accompanying notes to financial statements.
18
Year Ended July 31, 2023 NTZG
INVESTMENT INCOME
Dividends $ 116,357
Interest 4,671
Foreign tax withheld on dividend income (6,833)
Total investment income 114,195
EXPENSES
Management fees 29,386
Professional fees 91
Trustees fees 124
Other 380
Total expenses 29,981
Net investment income (loss) 84,214
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss):
Investments and foreign currency (78,813)
Net realized gain (loss) (78,813)
Change in unrealized appreciation (depreciation) on:
Investments and foreign currency 556,267
Change in net unrealized appreciation (depreciation) 556,267
Net realized and unrealized gain (loss) 477,454
Net increase (decrease) in net assets from operations $ 561,668

Statement of Changes in Net Assets
See accompanying notes to financial statements.
19
NTZG
Year Ended
7/31/23
For the period
6/23/22
(commencement
of operations)
through 7/31/22
OPERATIONS
Net investment income (loss) $ 84,214 $ 3,198
Net realized gain (loss) (78,813) (3,669)
Change in net unrealized appreciation (depreciation) 556,267 355,635
Net increase (decrease) in net assets from operations 561,668 355,164
DISTRIBUTIONS TO SHAREHOLDERS
Dividends (33,960) –
Decrease in net assets from distributions to shareholders (33,960) –
FUND SHARE TRANSACTIONS
Proceeds from sale of shares – 5,008,860
Net increase (decrease) in net assets from Fund share transactions – 5,008,860
Net increase (decrease) in net assets 527,708 5,364,024
Net assets at the beginning of period 5,364,024 –
Net assets at the end of period $ 5,891,732 $ 5,364,024

Financial Highlights
20
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
/Unrealized
Gain (Loss) Total
From
Net
Investment
Income
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
Market
Price,
End of
Period
NTZG
7/31/23
$ 26.82 $ 0.42 $ 2.39 $ 2.81 $ (0.17) $ — $ (0.17) $ 29.46 $ 29.50
7/31/22(d)
25.04 0.02 1.76 1.78 — — — 26.82 26.95
(a)
Based on average shares outstanding.
(b)
Percentage is not annualized.
(c)
Does not include in-kind transactions.
(d)
For the period June 23, 2022 (commencement of operations) through July 31, 2022.
(e)
Annualized.
(f)
Value rounded to zero.

See accompanying notes to financial statements.
21
Ratios and Supplemental Data
Total Return Ratios to Average Net Assets
Based
on
Net Asset
Value(b)
Based
on
Market
Price(b)
Net Assets,
End of Period
(000) Expenses
Net Investment
Income (Loss)
Portfolio
Turnover
Rate(c)
10 .54% 10 .16% $ 5,892 0 .56% 1 .57% 39%
7 .09 7 .61 5,364 0 .55 (e) 0 .59 (e) 0 (f)

22
Notes to Financial Statements
1. General Information
Trust and Fund Information : The Nushares ETF Trust (the “Trust”) is an open-end management investment company registered under the
Investment Company Act of 1940, as amended (the “1940 Act”). The Trust is comprised of Nuveen Global Net Zero Transition ETF (NTZG) (the
“Fund”), as a diversified fund, among others. The Trust was organized as a Massachusetts business trust on February 20, 2015. Shares of the Fund are listed and traded on the NASDAQ Stock Market LLC (the “Exchange“).
Current Fiscal Period: The end of the reporting period for the Fund is July 31, 2023, and the period covered by these Notes to Financial
Statements is the fiscal year ended July 31, 2023 (the "current fiscal period").
Investment Adviser and Sub-Adviser: The Fund’s investment adviser is Nuveen Fund Advisors, LLC (the “Adviser”), a subsidiary of Nuveen,
LLC (“Nuveen”). Nuveen is the investment management arm of Teachers Insurance and Annuity Association of America (“TIAA”). The Adviser has
overall responsibility for management of the Fund, oversees the management of the Fund’s portfolio, manages the Fund’s business affairs and provides certain clerical, bookkeeping and other administrative services. The Adviser has entered into a sub-advisory agreement with Nuveen Asset
Management, LLC (the “Sub-Adviser”), an affiliate of the Adviser, under which the Sub-Adviser manages the investment portfolio of the Fund.
2. Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Fund is an investment company and follows accounting guidance in the Financial Accounting Standards Board (“FASB”)
Accounting Standards Codification 946, Financial Services — Investment Companies. The Net Asset Value ("NAV") for financial reporting purposes may differ from the NAV for processing security and creation unit transactions. The NAV for financial reporting purposes includes security and creation unit transactions through the date of the report. Total return is computed based on the NAV used for processing security and creation unit transactions. The following is a summary of the significant accounting policies consistently followed by the Fund.
Compensation: The Trust pays no compensation directly to those of its officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates. The Fund's Board of Trustees (the "Board") has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.
Distributions to Shareholders: Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
Foreign Currency Transactions and Translation: The books and records of the Fund are maintained in U.S. dollars. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollars at the end of each day. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Net realized foreign currency gains and losses resulting from changes in exchange rates associated with (i) foreign currency, (ii) investments and (iii)
derivatives include foreign currency gains and losses between trade date and settlement date of the transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received are recognized as a component of “Net realized gain (loss) from investments and foreign currency” on the Statement of Operations, when applicable.
The unrealized gains and losses resulting from changes in foreign currency exchange rates and changes in foreign exchange rates associated with (i) investments and (ii) other assets and liabilities are recognized as a component of “Change in net unrealized appreciation (depreciation) of investments and foreign currency” on the Statement of Operations, when applicable. The unrealized gains and losses resulting from changes in foreign exchange rates associated with investments in derivatives are recognized as a component of the respective derivative’s related “Change in net unrealized appreciation (depreciation)” on the Statement of Operations, when applicable.
As of the end of the reporting period, the Fund's investments in non-U.S. securities were as follows:
NTZG Value
% of
Net Assets
Japan $ 398,891 6.8%
Taiwan 303,868 5.2
Netherlands 262,103 4.5
Germany 226,061 3.8
France 212,319 3.6
Australia 138,622 2.4
United Kingdom 131,592 2.2
Denmark 116,664 2.0
India 81,250 1.4
Other 240,804 4.0
Total non-U.S. Securities $2,112,174 35.9%

23
Foreign Taxes: The Fund may be subject to foreign taxes on income, gains on investments or foreign currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Fund invest.
Indemnifications: Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
Investments and Investment Income: Securities transactions are accounted for as of the end of trade date for financial reporting purposes.
Realized gains and losses on securities transactions are based upon the specific identification method. Dividend income is recorded on the ex-
dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after the Fund determines the existence of a dividend declaration. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded at fair value.
Securities lending income is comprised of fees earned from borrowers and income earned on cash collateral investments.
New Accounting Pronouncement: In March 2020, FASB issued Accounting Standards Update (“ASU”) 2020-04, Reference Rate Reform:
Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The main objective of the new guidance is to provide relief to companies that will be impacted by the expected change in benchmark interest rates, when participating banks will no longer be required to submit London
Interbank Offered Rate (LIBOR) quotes by the UK Financial Conduct Authority (FCA). The new guidance allows companies to, provided the only change to existing contracts are a change to an approved benchmark interest rate, account for modifications as a continuance of the existing contract without additional analysis. For new and existing contracts, the Fund may elect to apply the amendments as of March 12, 2020 through
December 31, 2022. In December 2022, FASB deferred ASU 2022-04 and issued ASU 2022-06, Reference Rate Reform: Deferral of the Sunset
Date of Topic 848, which extends the application of the amendments through December 31, 2024. Management has not yet elected to apply the amendments, is continuously evaluating the potential effect a discontinuation of LIBOR could have on the Fund's investments and has currently determined that it is unlikely the ASU’s adoption will have a significant impact on the Fund's financial statements and various filings.
New Rule Issuance: A new rule adopted by the Securities and Exchange Commission (the "SEC") governing fund valuation practices, Rule 2a-5 under the 1940 Act, has established requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 permits fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are "readily available" for purposes of Section 2(a)(41) of the 1940 Act, which requires a fund to fair value a security when market quotations are not readily available. Separately, new SEC Rule 31a-4 under the 1940 Act sets forth the recordkeeping requirements associated with fair value determinations. The Fund adopted a valuation policy conforming to the new rules, effective September 1, 2022, and there was no material impact to the Fund.
New Accounting Pronouncement: In June 2022, the FASB issued ASU 2022-03 to clarify the guidance in Topic 820, Fair Value Measurement
("Topic 820"). The amendments in ASU 2022-03 affect all entities that have investments in equity securities measured at fair value that are subject to a contractual sale restriction. ASU 2022-03 (1) clarifies the guidance in Topic 820, when measuring the fair value of an equity security subject to contractual restrictions that prohibit the sale of equity security, (2) amends a related illustrative example, and (3) introduces new disclosure requirements for equity securities subject to contractual sale restrictions that are measured at fair value in accordance with Topic 820. For public business entities, the amendments in ASU 2022-03 are effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years. For all other entities, the amendments are effective for fiscal years beginning after December 15, 2024, and interim periods within those fiscal years. Early adoption is permitted for both interim and annual financial statements that have not yet been issued or made available for issuance. Management is currently assessing the impact of these provisions on the Fund's financial statements.
3. Investment Valuation and Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability.
Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund's major classifications of assets and liabilities measured at fair value follows:

24
Notes to Financial Statements
(continued)
Equity securities and exchange-traded funds listed or traded on a national market or exchange are valued based on their last reported sales price or official closing price of such market or exchange on the valuation date. Foreign equity securities and registered investment companies that trade on a foreign exchange are valued at the last reported sales price or official closing price on the principal exchange where traded, and converted to U.S.
dollars at the prevailing rates of exchange on the valuation date. To the extent these securities are actively traded and no valuation adjustments are applied, they are generally classified as Level 1. When valuation adjustments are applied to the most recent last sales price or official closing price, these securities are generally classified as Level 2.
Prices of certain American Depositary Receipts (“ADR”) held by the Fund that trade in the United States are valued based on the last traded price, official closing price, or an evaluated price provided by the independent pricing services (“pricing services”) and are generally classified as Level 1 or
2.
For any portfolio security or derivative for which market quotations are not readily available or for which the Adviser deems the valuations derived using the valuation procedures described above not to reflect fair value, the Adviser will determine a fair value in good faith using alternative procedures approved by the Adviser, subject to the oversight of the Board. As a general principle, the fair value of a security is the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2; otherwise they would be classified as Level 3.
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
4. Portfolio Securities
Securities Lending: The Fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions in order to generate additional income. When loaning securities, the Fund retains the benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. The loans are continuous, can be recalled at any time, and have no set maturity. State Street Bank and Trust Company, serves as the securities lending agent (the “Agent”).
When a Fund loans its portfolio securities, it will receive, at the inception of each loan, cash collateral equal to an amount not less than 100% of the market value of the loaned securities. The actual percentage of the cash collateral will vary depending upon the asset type of the loaned securities.
Collateral for the loaned securities is invested in a government money market vehicle maintained by the Agent, which is subject to the requirements of Rule 2a-7 under the 1940 Act. The value of the loaned securities and the liability to return the cash collateral received are recognized on the
Statement of Assets and Liabilities. If the market value of the loaned securities increases, the borrower must furnish additional collateral to the Fund, which is also recognized on the Statement of Assets and Liabilities. Securities out on loan are subject to termination at any time at the option of the borrower or the Fund. Upon termination, the borrower is required to return to the Fund securities identical to the securities loaned. During the term of the loan, the Fund bears the market risk with respect to the investment of collateral and the risk that the Agent may default on its contractual obligations to the Fund. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the Fund if at the time of a default by a borrower some or all of the loan securities have not been returned.
Securities lending income recognized by a Fund consists of earnings on invested collateral and lending fees, net of any rebates to the borrower and compensation to the Agent. Such income is recognized on the Statement of Operations.
As of the end of the reporting period, the Fund did not have any securities out on loan.
Purchases and Sales: Long-term purchases and sales (excluding in-kind transactions) during the current fiscal period were as follows:
The Fund may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. If the Fund has outstanding when-issued/delayed-delivery purchases commitments as of the end of the reporting period, such amounts are recognized on the Statement of Assets and Liabilities.
NTZG
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 5,637,762 $ 81,250 $ – $ 5,719,012
Total $ 5,637,762 $ 81,250 $ – $ 5,719,012
a
Fund Purchases Sales
NTZG $ 2,028,308 $ 2,138,001

25
5. Derivative Instruments
The Fund is authorized to invest in certain derivative instruments. As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Investments in derivatives as of the end of and/or during the current fiscal period, if any, are included within the Statement of Assets and Liabilities and the Statement of
Operations, respectively.
Market and Counterparty Credit Risk: In the normal course of business the Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform
(counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose the Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of the Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities.
The Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of the Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when the Fund has an unrealized loss, the Fund has instructed the custodian to pledge assets of the Fund as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.
6. Fund Shares
The Fund issues and redeems its shares on a continuous basis at NAV only in aggregations of a specified number of shares or multiples thereof
(“Creation Units”). Only certain institutional investors (referred to as “Authorized Participants”) who have entered into agreements with Nuveen
Securities, LLC, the Fund’s distributor, may purchase and redeem Creation Units. Once created, shares of the Fund trade on the Exchange at market prices and are only available to individual investors through their brokers.
Creation Units are purchased and redeemed in-kind for a designated portfolio of securities included in the Fund’s Index and/or a specified amount of cash. Authorized Participants are charged fixed transaction fees in connection with purchasing and redeeming Creation Units. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the Fund for certain transaction costs (i.e., taxes on currency or other financial transactions, and brokerage costs) and market impact expenses it incurs in purchasing or selling portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” on the Statements of Changes in Net Assets.
Transactions in Fund shares during the current period were as follows:
7. Income Tax Information
The Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.
The Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund's federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed the Fund's tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund's financial statements.
Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing gains and losses on investment transactions. Temporary differences do not require reclassification. As of year end, permanent differences that resulted in reclassifications among the components of net assets relate primarily to foreign currency transactions. Temporary and permanent differences have no impact on a Fund's net assets.
NTZG
Year Ended
7/31/23
For the period
6/23/22
(commencement of
operations)
through 7/31/22
Shares Amount Shares Amount
Shares sold – $– 200,000 $5,008,860
Shares redeemed – – – –
Net increase (decrease) – $– 200,000 $5,008,860

26
Notes to Financial Statements
(continued)
As of year end, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes were as follows:
For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.
As of year end, the components of accumulated earnings on a tax basis were as follows:
The tax character of distributions paid was as follows:
As of year end, the Fund had capital loss carryforwards, which will not expire:
8. Management Fees and Other Transactions with Affiliates
Management Fees: The annual management fee, payable monthly, is 0.55% of the average daily net assets of the Fund. The Fund’s management fee compensates the Adviser for its investment advisory services to the Fund. The Sub-Adviser is compensated for its services to the Fund from the management fees paid to the Adviser. The Adviser is responsible for substantially all other expenses of the Fund, except any future distribution and/
or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities, fees and expenses of the independent trustees (including any trustees’ counsel fees), certain compensation expenses of the Fund’s chief compliance officer, litigation expenses and extraordinary expenses.
Other Transactions with Affiliates
The Fund is permitted to purchase or sell securities from or to certain other funds or accounts managed by the Sub-Adviser (“Affiliated Entity”)
under specified conditions outlined in procedures adopted by the Board (“cross-trade”). These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to an Affiliated Entity by virtue of having a common investment adviser (or affiliated investment adviser), common officer and/or common trustee complies with Rule 17a-7 under the 1940 Act. These transactions are effected at the current market price (as provided by an independent pricing service) without incurring broker commissions.
During the current fiscal period, the Fund did not engage in cross-trades pursuant to these procedures.
As of the end of the reporting period, the percentage of Fund shares owned by TIAA are as follows:
Fund Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
(Depreciation)
Net
Unrealized
Appreciation
(Depreciation)
NTZG $ 4,807,132 $ 992,032 $ (80,152) $ 911,880
Fund
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Unrealized
Appreciation
(Depreciation)
Capital Loss
Carryforwards
Late-Year Loss
Deferrals
Other
Book-to-Tax
Differences Total
NTZG
$ 53,655 $ — $ 911,902 $ (82,685) $ — $ — $ 882,872
7/31/23 7/31/22
Fund
Ordinary
Income
Long-Term
Capital Gains
Ordinary
Income
Long-Term
Capital Gains
NTZG
1
$ 33,960 $ — $ — $ —
1
For the period 6/23/2022 (commencement of operations) through 7/31/2022.
Fund
Short-Term Long-Term Total
NTZG
$ 54,997 $ 27,688 $ 82,685
Fund
TIAA
Owned Shares
NTZG
98%

27
Important Tax Information
(Unaudited)
As required by the Internal Revenue Code and Treasury Regulations, certain tax information, as detailed below, must be provided to shareholders. Shareholders are advised to consult their tax advisor with respect to the tax implications of their investment. The amounts listed below may differ from the actual amounts reported on Form 1099-DIV, which will be sent to shareholders shortly after calendar year end.
Long-Term Capital Gains
As of year end, the Fund designates the following distribution amounts, or maximum amount allowable, as being from net long-term capital gains pursuant to Section 852(b)(3) of the Internal Revenue Code:
Dividends Received Deduction (DRD)
The Fund listed below had the following percentage, or maximum amount allowable, of ordinary income distributions eligible for the dividends received deduction for corporate shareholders:
Qualified Dividend Income (QDI)
The Fund listed below had the following percentage, or maximum amount allowable, of ordinary income distributions treated as qualified dividend income for individuals pursuant to Section 1(h)(11) of the Internal Revenue Code:
Fund
Net Long-Term
Capital Gains
NTZG $ —
Fund Percentage
NTZG
63 .4%
Fund Percentage
NTZG
100 .0%

28
Additional Fund Information
(Unaudited)
The tables below show the number and percentage of days during the current fiscal period that each Fund’s market price was greater than its NAV per share (i.e., at premium) and less than its NAV per share (i.e., at a discount). The market price is determined using the midpoint between the highest bid and the lowest offer on the applicable Fund’s listing exchange, as of the time that the Fund’s NAV is calculated (normally 4:00 p.m. Eastern Time).
Investment Adviser
Nuveen Fund Advisors, LLC
333 West Wacker Drive
Chicago, IL 60606
Sub-Adviser
Nuveen Asset Management,
LLC
333 West Wacker Drive
Chicago, IL 60606
Independent Registered
Public Accounting Firm
KPMG LLP
200 East Randolph Street
Chicago, IL 60601
Administrator, Custodian
and Transfer Agent
Brown Brothers Harriman
50 Post Office Square
Boston, MA 02110
Legal Counsel
Chapman and Cutler LLP
Chicago, IL 60603
Morgan Lewis & Bockius LLP
111 Pennsylvania Avenue, NW
Washington, D.C. 20004
Year ended July 31, 2023 Number of Days % of Total Days
Premium/Discount Range:
0.51% to 1.00% 20 8.0%
0.26% to 0.50% 113 45.0%
0.00% to 0.25% 96 38.2%
(0.01)% to (0.25)% 17 6.8%
(0.26)% to (0.50)% 5 2.0%
251 100%
Portfolio of Investments Information
Each Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. You may obtain this information on the SEC’s website at http://www.sec.gov.
Nuveen Funds’ Proxy Voting Information
You may obtain (i) information regarding how each fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, without charge, upon request, by calling Nuveen toll-free at (800) 257-8787 or on Nuveen’s website at www.nuveen.com and (ii) a description of the policies and procedures that each fund used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen toll-free at (800) 257-8787. You may also obtain this information directly from the SEC. Visit the SEC on-line at http://www.sec.gov.
FINRA BrokerCheck:
The Financial Industry Regulatory Authority (FINRA) provides information regarding the disciplinary history of FINRA member firms and associated investment professionals. This information as well as an investor brochure describing FINRA BrokerCheck is available to the public by calling the FINRA BrokerCheck Hotline number at (800) 289-9999 or by visiting www.FINRA.org.

Glossary of Terms Used in this Report
(Unaudited)
29
Average Annual Total Return:
This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or offer price and reinvested dividends and capital gains distributions, if any) over the time period being considered.
Gross Domestic Product (GDP):
The total market value of all final goods and services produced in a country/region in a given year, equal to total consumer, investment and government spending, plus the value of exports, minus the value of imports.
Net Assets Value (NAV) Per Share:
A fund’s Net Assets is equal to its total assets (securities, cash and accrued earnings) less its total liabilities. NAV per share is equal to the fund’s Net Assets divided by its number of shares outstanding.

30
Liquidity Risk Management Program
(Unaudited)
Discussion of the operation and effectiveness of the Funds’ liquidity risk management program
In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund covered in this Report (the
“Fund”) has adopted and implemented a liquidity risk management program (the “Program”), which is designed to manage the Fund’s liquidity risk.
The Program consists of various protocols for assessing and managing the Fund’s liquidity risk. The Fund's Board of Trustees (the "Board") previously designated Nuveen Fund Advisors, LLC, the Fund's investment adviser, as the Administrator of the Program. The adviser’s Liquidity Monitoring and Analysis Team (“LMAT”) carries out day-to-day Program management with oversight by the adviser’s Liquidity Oversight Sub-Committee (the
LOSC”). The LOSC is composed of personnel from the adviser and Teachers Advisors, LLC, an affiliate of the adviser.
At a May 23-25, 2023 meeting of the Board, the Administrator provided the Board with a written report addressing the Program’s operation, adequacy and effectiveness of implementation for calendar year 2022 (the “Review Period”), as required under the Liquidity Rule. The report noted
that the Program has been and continues to be adequately and effectively implemented to monitor and (as applicable) respond to the Fund’s liquidity developments.
In accordance with the Program, the LMAT assesses the Fund’s liquidity risk no less frequently than annually based on various factors, such as (1)
the Fund’s investment strategy and the liquidity of portfolio investments, (ii) cash flow projections, and (ii) holdings of cash and cash equivalents, borrowing arrangements, and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.
The Fund portfolio investment is classified into one of four liquidity categories (including the most liquid, “Highly Liquid”, and the least liquid,
“Illiquid”, discussed below), The classification is based on a determination of how long it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment
Liquidity classification determinations take into account various market, trading, and investment-specific considerations, as well as market depth, and use third- party vendor data.
Any Fund that does not primarily hold highly liquid investments must, among other things, determine a minimum percentage of Fund assets that must be invested in highly liquid investments (a “Highly Liquid Investment Minimum”). During the Review Period, the Fund primarily held Highly
Liquid investments and therefore was exempt from the requirement to adopt a Highly Liquid Investment Minimum and to comply with the related requirements under the Liquidity Rule.
The Liquidity Rule also limits a Fund’s investments in Illiquid investments. Specifically, the Liquidity Rule prohibits a Fund from acquiring Illiquid investments if doing so would result in the Fund holding more than 15% of its net assets in illiquid investments, and requires certain reporting to the
Fund Board and the Securities and Exchange Commission any time a Fund’s holdings of Illiquid investments exceeds 15% of net assets. During the
Review Period, no Fund exceeded the 15% limit on Illiquid investments.

Annual Investment Management
Agreement Approval Process
(Unaudited)
31
At a meeting held on May 23-25, 2023 (the “May Meeting”), the Board of Trustees (the “Board” and each Trustee, a “Board Member”) of Nushares
ETF Trust, which is comprised entirely of Board Members who are not “interested persons” (as defined under the Investment Company Act of
1940 (the “1940 Act”)) (the “Independent Board Members”), approved the renewal of the management agreement (the “Investment Management
Agreement”) with Nuveen Fund Advisors, LLC (the “Adviser”) pursuant to which the Adviser serves as the investment adviser to the Fund and the sub-advisory agreement (the “Sub-Advisory Agreement”) with Nuveen Asset Management, LLC (the “Sub-Adviser”) pursuant to which the Sub-
Adviser serves as the sub-adviser to the Fund for an additional one-year term. As the Board is comprised of all Independent Board Members, the references to the Board and the Independent Board Members are interchangeable.
Following up to an initial two-year period, the Board considers the renewal of the Investment Management Agreement and the Sub-Advisory
Agreement on behalf of the Fund on an annual basis. The Investment Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements,” and the Adviser and the Sub-Adviser are collectively, the “Fund Advisers” and each, a “Fund Adviser.”
The Independent Board Members considered the review of the advisory agreements for the Nuveen funds to be an ongoing process and employed the accumulated information, knowledge and experience the Board Members had gained during their tenure on the boards governing the Nuveen funds and working with the Adviser and the applicable sub-advisers in their annual review of the advisory agreements. Throughout the year, the
Board and its committees meet regularly and, at these meetings, receive regular and/or special reports that cover an extensive array of topics and information that are relevant to the Board’s annual consideration of the renewal of the advisory agreements for the Nuveen funds. Such information may address, among other things, fund performance and risk information; the Adviser’s strategic plans; product initiatives for various funds; the review of the funds and investment teams; compliance, regulatory and risk management matters; the trading practices of the various sub-advisers to the Nuveen funds; management of distributions; valuation of securities; fund expenses; securities lending; liquidity management; and overall market and regulatory developments. The Board also seeks to meet periodically with the Nuveen funds’ sub-advisers and/or portfolio teams, when feasible.
The presentations, discussions, and meetings throughout the year also provide a means for the Board to evaluate the level, breadth and quality of services provided by the Adviser and how such services have changed over time in light of new or modified regulatory requirements, changes to market conditions or other factors.
In connection with its annual consideration of the advisory agreements for the Nuveen funds, the Board, through its independent legal counsel, requested and received extensive materials and information prepared specifically for its review of such advisory agreements by the Adviser and by
Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data. The materials cover a wide range of topics including, but not limited to, a description of the nature, extent and quality of services provided by the Fund Advisers; a review of product actions advanced in 2022 for the benefit of particular Nuveen funds and/or the Nuveen fund complex; a review of each sub-adviser to the Nuveen funds and/or the applicable investment team; an analysis of fund performance with a focus on any Nuveen funds considered performance outliers; an analysis of the fees and expense ratios of the Nuveen funds with a focus on any Nuveen funds considered expense outliers; a review of management fee schedules; a description of portfolio manager compensation; a description of the profitability or financial data of Nuveen and the sub-advisers to the Nuveen funds; and a description of indirect benefits received by the Adviser and the sub-advisers as a result of their relationships with the
Nuveen funds. The information prepared specifically for the annual review supplemented the information provided to the Board and its committees and the evaluations of the Nuveen funds by the Board and its committees during the year. The Board’s review of the advisory agreements for the
Nuveen funds is based on all the information provided to the Board and its committees throughout the year as well as the information prepared specifically with respect to the annual review of such advisory agreements. The performance, fee and expense data and other information provided by a Fund Adviser, Broadridge or other service providers were not independently verified by the Independent Board Members.
As part of its review, the Board met on April 11-12, 2023 (the “April Meeting”) to review and discuss, in part, the performance of the Nuveen funds and the Adviser’s evaluation of each sub-adviser to the Nuveen funds and/or its investment teams. At the April Meeting, the Board Members asked questions and requested additional information that was provided for the May Meeting.
The Independent Board Members were advised by independent legal counsel during the annual review process as well as throughout the year, including meeting in executive sessions with such counsel at which no representatives from the Adviser or the Sub-Adviser were present. In connection with their annual review, the Independent Board Members also received a memorandum from independent legal counsel outlining their fiduciary duties and legal standards in reviewing the Advisory Agreements, including guidance from court cases evaluating advisory fees.
The Board’s decision to renew the Advisory Agreements was not based on a single identified factor, but rather the decision reflected the comprehensive consideration of all the information provided to the Board and its committees throughout the year as well as the materials prepared specifically in connection with the renewal process. The contractual arrangements are a result of multiple years of review, negotiation and information provided in connection with the Board’s annual review of the Nuveen funds’ advisory arrangements and oversight of the Nuveen funds.
Each Board Member may have attributed different levels of importance to the various factors and information considered in connection with the approval process and may place different emphasis on the relevant information year to year in light of, among other things, changing market and economic conditions. A summary of the principal factors and information, but not all the factors, the Board considered in deciding to renew the
Advisory Agreements is set forth below.
A. Nature, Extent and Quality of Services
In evaluating the renewal of the Advisory Agreements, the Independent Board Members received and considered information regarding the nature, extent and quality of the applicable Fund Adviser’s services provided to the Fund with particular focus on the services and enhancements or changes to such services provided during the last year. The Independent Board Members considered the Investment Management Agreement and the
Sub-Advisory Agreement separately in the course of their review. With this approach, they considered the respective roles of the Adviser and the
Sub-Adviser in providing services to the Fund.

32
Annual Investment Management Agreement Approval Process
(Unaudited)
(continued)
The Board recognized that the Adviser provides a wide array of management, oversight and administrative services to manage and operate the
Nuveen funds and that the scope and complexity of these services, along with the undertakings required of the Adviser in connection with providing these services, have expanded over time as a result of, among other things, regulatory, market and other developments. The Board noted the
Adviser’s dedication of resources, time, personnel and capital and commitment to continuing to develop improvements and innovations that seek to enhance the Nuveen fund complex and meet the needs of the Nuveen funds in an increasingly complex regulatory environment. The Board received and reviewed information regarding, among other things, the Adviser’s investment oversight responsibilities, regulatory and compliance services, administrative duties and other services.
The Board considered the breadth and the quality of the services the Adviser and its various teams provide in overseeing the investment management of the Nuveen funds, including, among other things, overseeing and reviewing the services provided by the various sub-advisers to the Nuveen funds and their investment teams; evaluating fund performance and market conditions; overseeing operational and investment risks;
evaluating investment strategies and recommending any changes thereto; managing liquidity; managing the daily valuation of portfolio securities;
overseeing trade execution and securities lending; and setting and managing distributions consistent with the respective fund’s product design.
The Board also reviewed the structure of investment personnel compensation of each Fund Adviser and considered whether the structure provides appropriate incentives to attract and maintain qualified personnel and to act in the best interests of the respective Nuveen fund.
Given the Nuveen funds operate in a highly regulated industry, the Board further considered the extensive compliance, regulatory and administrative services the Adviser and its various teams provide to manage and operate the Nuveen funds. The Board recognized such services included, but were not limited to, managing compliance policies; monitoring compliance with applicable policies, laws and regulations; devising internal compliance programs in seeking to enhance compliance with regulatory requirements and creating a framework to review and assess compliance programs; overseeing sub-adviser compliance testing; preparing compliance training materials; and responding to regulatory requests. The Board reviewed highlights of the various initiatives Nuveen compliance had taken in 2022 including, among other things, additional due diligence of service providers as their operating environments evolve post-Covid to more hybrid in-person working arrangements; investments in supporting and expanding international trading capabilities; continuing efforts to enhance policies and controls to address compliance risks including those related to environmental, social and governance (“ESG”) matters and new regulatory developments or guidance; and establishing and maintaining compliance policies and comprehensive compliance training programs. The Board also considered information regarding the Adviser’s business continuity, disaster recovery and information security programs and the periodic testing and review of such programs.
In addition to the above functions, the Board considered the quality and extent of other non-advisory services the Adviser provides including, among other things, various fund administration services (such as preparing, overseeing or assisting with the preparation of tax and regulatory filings); product management services (such as evaluating and enhancing products and strategies); legal support services; shareholder services and transfer agency function oversight services; and board support and reporting services. With respect to board support services, the Board reviewed a summary of the annual, quarterly, and special reports the Adviser and/or its affiliates provided to the Board throughout 2022.
The Board further acknowledged various initiatives the Adviser had undertaken or continued in 2022 in seeking to improve the effectiveness of its organization, the Nuveen funds product line-up as well as particular Nuveen fund(s) through, among other things, rationalizing the product line and gaining efficiencies through mergers, repositionings and liquidations; launching new funds; reviewing and updating investment policies and benchmarks; reopening certain funds previously closed to new investors; adding or modifying the share classes offered by certain funds;
implementing fee waivers and expense cap changes for certain funds and evaluating and adjusting portfolio management teams as appropriate for various funds; and developing policy positions on a broad range of regulatory proposals that may impact the funds and communicating with lawmakers and other regulatory authorities to help ensure these positions are represented.
Aside from the services provided, the Board recognized the financial resources of the Adviser and its affiliates and their willingness to make investments in the technology, personnel and infrastructure to support the Nuveen funds, including maintaining a seed capital budget to support new or existing funds and/or facilitate changes for a respective fund. The Board noted the benefits to shareholders of investing in a fund that is a part of a large fund complex with a variety of investment disciplines, capabilities, expertise and resources available to navigate and support the
Nuveen funds including during stressed times. The Board recognized the overall reputation and capabilities of the Adviser and its affiliates, the
Adviser’s continuing commitment to provide high quality services, its willingness to implement operational or organizational changes in seeking, among other things, to enhance efficiencies and services to the Nuveen funds and its responsiveness to the Board’s questions and/or concerns raised throughout the year and during the annual review of advisory agreements. The Board also considered the significant risks borne by the Adviser and its affiliates in connection with their services to the Nuveen funds, including entrepreneurial risks in sponsoring new funds and ongoing risks with managing the funds such as investment, operational, reputational, regulatory, compliance and litigation risks.
The Board further considered the division of responsibilities between the Adviser and the Sub-Adviser and recognized that the Sub-Adviser and its investment personnel generally are responsible for the management of the Fund’s portfolio under the oversight of the Adviser and the Board. The
Board considered an analysis of the Sub-Adviser provided by the Adviser which included, among other things, the assets under management of the applicable investment team and changes thereto, a summary of the applicable investment team and changes to such team, the investment process and philosophy of the applicable investment team, the performance of the Nuveen funds sub-advised by the Sub-Adviser over various periods of time and a summary of any significant policy and/or other changes to the Nuveen funds sub-advised by the Sub-Adviser. The Board further considered at the May Meeting or prior meetings evaluations of the Sub-Adviser’s compliance programs and trade execution. The Board noted that the Adviser recommended the renewal of the Sub-Advisory Agreement.
Based on its review, the Board determined, in the exercise of its reasonable business judgment, that it was satisfied with the nature, extent and quality of services provided to the Fund under each Advisory Agreement.

33
B. The Investment Performance of the Fund and Fund Advisers
In evaluating the quality of the services provided by the Fund Advisers, the Board also considered a variety of investment performance data of the Nuveen funds prepared specifically for the annual review of the advisory agreements as well as the performance data the Board received throughout the year representing different time periods. In this regard, leading into the May Meeting, the Board reviewed, among other things,
Fund performance over the quarter periods ending December 31, 2022 and March 31, 2023. In addition, the Board reviewed and discussed performance data at its regularly scheduled quarterly meetings during the year. The Board therefore took into account the performance data, presentations and discussions (written and oral) that have been provided for the annual review as well as in prior meetings over time in evaluating fund performance, including the Adviser’s analysis of a fund’s performance with particular focus on performance outliers (both overperformance and underperformance), the factors contributing to performance (including relative to a fund’s benchmark and peers and the impact of market conditions)
and any recommendations or steps that had been taken or were proposed to be taken to address significant performance concerns. In this regard, the Board noted, among other things, that certain Nuveen funds had changes in portfolio managers or other significant changes to their investment strategies or policies since March 2020, and, as a result, the Board reviewed certain tracking performance data comparing the performance of such funds before and after such changes.
The Board recognized that performance data reflects performance over a specified period which may differ significantly depending on the ending dates selected, particularly during periods of market volatility. Further, the Board noted that shareholders may evaluate performance based on their own respective holding periods which may differ from the performance periods reviewed by the Board and lead to differing results.
In its evaluation, the Board reviewed Nuveen fund performance results from different perspectives. In general, subject to certain exceptions, the
Board reviewed both absolute and relative fund performance during the annual review over the various time periods and evaluated performance results in light of a fund’s investment objective(s), strategies and risks. With respect to the relative performance, the Board considered fund performance in comparison to the performance of peer funds (the “Performance Peer Group”) and recognized and/or customized benchmarks (i.e., generally benchmarks derived from multiple recognized benchmarks). In reviewing such comparative performance, the Board was cognizant of the inherent limitations of such data which can make meaningful performance comparisons generally difficult. As an illustration, differences in the composition of the Performance Peer Group, the investment objective(s), strategies and other characteristics of the peers in the Performance Peer
Group, the level, type and cost of leverage (if any) of the peers, and the varying sizes of peers all may contribute to differences in the performance results of a Performance Peer Group compared to the applicable Nuveen fund. With respect to relative performance of a Nuveen fund compared to a benchmark index, differences, among other things, in the investment objective(s) and strategies of a fund and the benchmark (particularly an actively managed fund that does not directly follow an index) as well as the costs of operating a fund would necessarily contribute to differences in performance results and limit the value of the comparative performance information. To assist the Board in its review of the comparability of the relative performance, the Adviser has ranked the relevancy of the peer group to the Fund as low, medium or high. The Board noted that the Fund, a
Nuveen exchange-traded fund (“ETF”), is actively managed.
The Board also evaluated Nuveen fund performance in light of various relevant factors which may include, among other things, general market conditions, issuer-specific information, asset class information, leverage and fund cash flows. The Board acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance and that a single investment theme could disproportionately affect performance. Further, the Board recognized that the market and economic conditions may significantly impact a fund’s performance, particularly over shorter periods, and such performance may be more reflective of such economic or market events and not necessarily reflective of management skill. Although the Board reviews short-, intermediate- and longer-term performance data, the Board recognized that longer periods of performance may reflect full market cycles.
In relation to recent general market conditions, the Board had recognized the general market volatility and underperformance of the market in
2022 in considering Nuveen fund performance. The Board took into account the Adviser’s assessment of a fund’s performance during the recent period of significant market volatility. In their review from year to year, the Board Members consider and may place different emphasis on the relevant information in light of changing circumstances in market and economic conditions. In evaluating performance, the Board focused particular attention on funds with less favorable performance records. However, depending on the facts and circumstances including any differences between the respective fund and its benchmark and/or Performance Peer Group, the Board may be satisfied with a fund’s performance notwithstanding that its performance may be below that of its benchmark and/or peer group for certain periods. With respect to any funds for which the Board has identified performance issues, the Board seeks to monitor such funds closely until performance improves, discusses with the Adviser the reasons for such results, considers whether any steps are necessary or appropriate to address such issues, and reviews the results of any steps undertaken.
The Board noted that the Fund was relatively new with performance history too short to make a meaningful assessment of performance, and management deserved additional time to develop a performance record.

34
Annual Investment Management Agreement Approval Process
(Unaudited)
(continued)
C. Fees, Expenses and Profitability
1. Fees and Expenses
As part of its annual review, the Board generally reviewed, among other things, with respect to the Nuveen open-end funds, the contractual management fee and net management fee (i.e., the management fee after taking into consideration fee waivers and/or expense reimbursements, if any) paid by a fund to the Adviser in light of the nature, extent and quality of the services provided. The Board also generally considered the total operating expense ratio of a fund (after any fee waivers and/or expense reimbursements). The Board, however, recognized that the Nuveen ETFs pay the Adviser a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Nuveen ETFs, subject to certain exceptions. Unlike the typical fee arrangements of the other Nuveen funds in which the funds pay a variety of fees and expenses such as investment advisory fees, transfer agency fees, audit fees, custodian fees, administration fees, compliance expenses, recordkeeping expenses, marketing and shareholder service fees, distribution charges and other expenses, the Nuveen ETFs pay the Adviser a unified fee, and the Adviser is responsible for providing such services or arranging and supervising third parties to provide such services (subject to the certain exceptions). Under the unified fee structure, the Board recognized that the Adviser generally bears the risks of the operating costs rising (and benefits if such expenses decrease) and therefore has an incentive to be administratively efficient. As part of the Board’s analysis of the fee level of each Nuveen
ETF, the Independent Board Members reviewed, among other things, the unified management fee compared to the gross and net management fees of a group of comparable funds (the “Peer Group”) established by Broadridge, as well as the Nuveen ETF’s net total expense ratio compared to the net total expense ratio of its respective Peer Group. In addition, the Independent Board Members reviewed the methodology Broadridge employed to establish the Peer Group and recognized that differences between the applicable fund and its respective Peer Group as well as changes to the composition of the Peer Group from year to year may limit some of the value of the comparative data. The Independent Board Members take these limitations and differences into account when reviewing comparative peer data. The Independent Board Members also considered a fund’s operating expense ratio as it more directly reflected the shareholder’s costs in investing in the respective fund.
In their review, the Independent Board Members considered, in particular, each Nuveen fund with a net total expense ratio of six basis points or higher compared to that of its peer average (each, an “Expense Outlier Fund”) and an analysis as to the factors contributing to each such fund’s higher relative net total expense ratio. Accordingly, in reviewing the comparative data between a fund and its peers, the
Board generally considered the fund’s net total expense ratio and fees to be higher if they were over 10 basis points higher, slightly higher if they were 6 to 10 basis points higher, in line if they were within approximately 5 basis points higher than the peer average and below if they were below the peer average of the Peer Group.
The Independent Board Members also considered, in relevant part, a Nuveen fund’s management fee and net total expense ratio in light of its performance history, including reviewing certain funds identified by the Adviser and/or the Board as having a higher net total expense ratio or management fee compared to their respective peers coupled with experiencing periods of challenged performance and considering the reasons for such comparative positions.
With respect to the Sub-Adviser, the Board also considered, among other things, the sub-advisory fee schedule paid to the Sub-Adviser in light of the sub-advisory services provided to the Fund and comparative data of the fees the Sub-Adviser charges to other clients, if any. In its review, the Board recognized that the compensation paid to the Sub-Adviser is the responsibility of the Adviser, not the Fund.
The Independent Board Members noted that the Fund had a management fee and a net total expense ratio that were below the respective peer averages.
Based on its review of the information provided, the Board determined that the Fund’s management fees (as applicable) to a Fund Adviser were reasonable in light of the nature, extent and quality of services provided to the Fund.
2. Comparisons with the Fees of Other Clients
In evaluating the appropriateness of fees, the Board also considered information regarding the fee rates the respective Fund Advisers charged to certain other types of clients and the type of services provided to these other clients. With respect to the Adviser and/or the
Sub-Adviser, such other clients may include: retail and institutional managed accounts sub-advised by the Sub-Adviser; hedge funds or other structured products managed by the Sub-Adviser; investment companies offered outside the Nuveen family and sub-advised by the
Sub-Adviser; foreign investment companies offered by Nuveen and sub-advised by the Sub-Adviser; and collective investment trusts sub-
advised by the Sub-Adviser. The Board further noted that the Adviser also advised, and the Sub-Adviser sub-advised, certain additional
ETFs sponsored by Nuveen. The Board reviewed, among other things, the range of fees assessed for managed accounts, hedge funds
(along with their performance fee), foreign investment companies and ETFs offered by Nuveen, as applicable. The Board also reviewed the fee range and average fee rate of certain selected investment strategies offered in retail and institutional managed accounts sub-advised by the Sub-Adviser, the hedge funds advised by the Sub-Adviser (along with their performance fee) and non-Nuveen investment companies sub-advised by certain affiliated sub-advisers.

35
In considering the comparative fee data, the Board recognized that differences, including but not limited to, the amount, type and level of services provided by the Adviser to the Nuveen funds compared to that provided to other clients as well as differences in investment policies; eligible portfolio assets and the manner of managing such assets; product structure; investor profiles; account sizes; and regulatory requirements contribute to the variations in the fee schedules. Similarly, differences in the client base, governing bodies, distribution jurisdiction and operational complexities would also contribute to variations in management fees assessed the Nuveen funds compared to foreign fund clients. Further, with respect to ETFs, the Board considered that the Nuveen ETFs that are designed to track the performance of a specified index (“Index ETFs”) were passively managed compared to the active management of other Nuveen funds, which also contributed to the differences in fee levels between such Index ETFs and the actively managed funds. The Board acknowledged the wide range of services in addition to investment management that the Adviser had provided to the Nuveen funds compared to other types of clients as well as the increased entrepreneurial, legal and regulatory risks that the Adviser incurs in sponsoring and managing the Nuveen funds. In general, higher fee levels reflect higher levels of service provided by the Adviser, increased investment management complexity, greater product management requirements, and higher levels of business risk or some combination of these factors. The Board further considered that the Sub-Adviser’s fee is essentially for portfolio management services and therefore more comparable to the fees it receives for retail wrap accounts and other external sub-advisory mandates. The Board concluded the varying levels of fees were justified given, among other things, the more extensive services, regulatory requirements and legal liabilities, and the entrepreneurial, legal and regulatory risks incurred in sponsoring and advising a registered investment company compared to that required in advising other types of clients.
3. Profitability of Fund Advisers
In their review, the Independent Board Members considered estimated profitability information of Nuveen as a result of its advisory services to the Nuveen funds as well as profitability data of other publicly traded asset management firms. Such profitability information included, among other things, gross and net revenue margins (excluding distribution) of Nuveen Investments, Inc. (“Nuveen Investments”) for services to the Nuveen funds on a pre-tax and after-tax basis for the 2022 and 2021 calendar years as well as the revenues earned (less any expense reimbursements/fee waivers) and expenses incurred by Nuveen Investments for its advisory activities to the Nuveen funds (excluding distribution and certain other expenses) for the 2022 and 2021 calendar years. The Independent Board Members also considered a summary of some of the key factors that impacted Nuveen’s profitability in 2022. In addition, the Board reviewed the revenues, expenses and operating margin (pre- and after-tax) the Adviser derived from its ETF product line for the 2022 and 2021 calendar years.
In developing the profitability data of the Adviser for its advisory services to the Nuveen funds, the Independent Board Members recognized the subjective nature of calculating profitability as the information is not audited and is necessarily dependent on cost allocation methodologies to allocate expenses throughout the complex and among the various advisory products. Given there is no perfect expense allocation methodology and that other reasonable and valid allocation methodologies could be employed and could lead to significantly different results, the Board reviewed, among other things, a description of the cost allocation methodologies employed to develop the financial information, a summary of the history of changes to the methodology over the years from 2010 through 2022, and a historical expense analysis of Nuveen Investments’ revenues, expenses and pre-tax net revenue margins derived from its advisory services to the
Nuveen funds (excluding distribution) for the calendar years from 2017 through 2022. The Board had also appointed four Independent
Board Members to serve as the Board’s liaisons, with the assistance of independent counsel, to meet with representatives of the Adviser and review the development of the profitability data and to report to the full Board.
In addition, the Board considered certain comparative operating margin data. In this regard, the Board reviewed the operating margins of
Nuveen Investments compared to the adjusted operating margins of a peer group of asset management firms with publicly available data and the most comparable assets under management (based on asset size and asset composition) to Nuveen. The Board recognized that the operating margins of the peers were adjusted generally to address that certain services provided by the peers were not provided by
Nuveen. The Board also reviewed, among other things, the net revenue margins (pre-tax) of Nuveen Investments on a company-wide basis and the net revenue margins (pre-tax) of Nuveen Investments derived from its services to the Nuveen funds only (including and excluding distribution) compared to the adjusted operating margins of the peer group for each calendar year from 2012 to 2022. Although the total company operating margins of Nuveen Investments were in the bottom half of the peer group range for 2022 and 2021, the Independent
Board Members recognized the limitations of the comparative data given that peer data is not generally public and the calculation of profitability is subjective and affected by numerous factors (such as types of funds a peer manages, its business mix, its cost of capital, the numerous assumptions underlying the methodology used to allocate expenses and other factors) that can have a significant impact on the results.
Aside from Nuveen’s profitability, the Board recognized that the Adviser is a subsidiary of Nuveen, LLC, the investment management arm of
Teachers Insurance and Annuity Association of America (“TIAA”). Accordingly, the Board also reviewed a balance sheet for TIAA reflecting its assets, liabilities and capital and contingency reserves for the 2022 and 2021 calendar years to consider the financial strength of TIAA.
The Board recognized the benefit of an investment adviser and its parent with significant resources, particularly during periods of market volatility. The Board also noted the reinvestments Nuveen, its parent and/or other affiliates made into its business through, among other things, the investment of seed capital in certain Nuveen funds and continued investments in enhancements to technological capabilities.
In addition to Nuveen, the Independent Board Members considered the profitability of the Sub-Adviser from its relationships with the respective Nuveen funds. In this regard, the Independent Board Members reviewed, among other things, the Sub-Adviser’s revenues, expenses and net revenue margins (pre- and after-tax) for its advisory activities to the respective Nuveen funds for the calendar years ended December 31, 2022 and December 31, 2021. The Independent Board Members also reviewed a profitability analysis reflecting the revenues, expenses and revenue margin (pre- and after-tax) by asset type for the Sub-Adviser for the calendar years ending December 31,
2022 and December 31, 2021.

36
Annual Investment Management Agreement Approval Process
(Unaudited)
(continued)
In evaluating the reasonableness of the compensation, the Independent Board Members also considered any other ancillary benefits derived by the respective Fund Adviser from its relationship with the Nuveen funds as discussed in further detail below.
Based on a consideration of all the information provided, the Board noted that Nuveen’s and the Sub-Adviser’s level of profitability was acceptable and not unreasonable in light of the services provided.
D. Economies of Scale and Whether Fee Levels Reflect These Economies of Scale
The Board considered whether there have been economies of scale with respect to the management of the Nuveen funds, whether these economies of scale have been appropriately shared with the funds and whether there is potential for realization of further economies of scale. Although the
Board recognized that economies of scale are difficult to measure with any precision and certain expenses may not decline with a rise in assets, the
Board considered that Nuveen shares the benefits of economies of scale, if any, in a number of ways including through the use of breakpoints in the management fee schedule, fee waivers and/or expense limitations, the pricing of funds at scale at inception and investments in Nuveen’s business which can enhance the services provided to the funds for the fees paid. In this regard, the Board recognized that, with respect to the Nuveen funds generally, although the management fee of the Adviser is typically comprised of a fund-level component and a complex-level component each with its own breakpoint schedule, the Nuveen ETFs do not have breakpoint schedules. The Board recognized that the Nuveen ETFs pay a unified fee and as a result, any reduction in fixed costs associated with the management of these funds would benefit the Adviser. However, the Independent Board
Members noted that the unified fee schedule provides shareholders with a level of certainty of the expenses of the Nuveen ETFs. The Independent
Board Members considered that the unified fees generally provide inherent economies of scale because the Nuveen ETF would maintain a competitive fixed fee over the annual contract period even if the particular fund’s assets declined and/or operating costs rose. The Independent
Board Members further recognized that the Nuveen ETFs do not participate in the complex-level fee programs.
As noted above, the Independent Board Members also recognized the continued reinvestment in Nuveen’s business to enhance its capabilities and services to the benefit of its various clients. The Board understood that many of these investments in the Nuveen business were not specific to individual Nuveen funds but rather incurred across of a variety of products and services pursuant to which the family of Nuveen funds as a whole may benefit. In addition, the Board also considered that Nuveen has provided, without raising advisory fees to the Nuveen funds, certain additional services, including, but not limited to, services required by new regulations and regulatory interpretations, and this was also a means of sharing economies of scale with the funds and their shareholders.
Based on its review, the Board was satisfied that the current fee arrangements together with the reinvestment in Nuveen’s business appropriately shared any economies of scale with shareholders. Further, with respect to the Nuveen ETFs, the Board concluded that the absence of a fund-level and/or complex-level breakpoint schedule or arrangement (as applicable) was acceptable.
E. Indirect Benefits
The Independent Board Members received and considered information regarding other benefits the respective Fund Adviser or its affiliates may receive as a result of their relationship with the Nuveen funds. In addition, the Independent Board Members noted that the various sub-advisers to the Nuveen funds do not generally benefit from soft dollar arrangements with respect to Nuveen fund portfolio transactions.
Based on its review, the Board concluded that any indirect benefits received by a Fund Adviser as a result of its relationship with the Fund were reasonable in light of the services provided.
F. Other Considerations
The Independent Board Members did not identify any single factor discussed previously as all-important or controlling. The Independent Board
Members concluded that the terms of each Advisory Agreement were reasonable, that the respective Fund Adviser’s fees were reasonable in light of the services provided to the Fund and that the Advisory Agreements be renewed for an additional one-year period.

37
Trustees and Officers
(Unaudited)
The management of the Funds, including general supervision of the duties performed for the Funds by the Adviser, is the responsibility of the Board of Trustees of the Funds. The number of Trustees of the Funds is currently set at ten. None of the Trustees who are not “interested” persons of the
Funds (referred to herein as “Independent Trustees”) has ever been a Trustee or employee of, or consultant to, Nuveen or its affiliates. The names and business addresses of the Trustees and officers of the Funds, their principal occupations and other affiliations during the past five years, the number of portfolios each oversees and other directorships they hold are set forth below.
The Funds’ Statement of Additional Information (“SAI”) includes more information about the Trustees. To request a free copy, call Nuveen
Investments at (800) 257-8787 or visit the Funds’ website at www.nuveen.com.
Name,
Year of Birth
& Address
Position(s) Held
with the Funds
Year First
Elected or
Appointed
(1)
Principal Occupation(s)
Including other Directorships
During Past 5 Years
Number of
Portfolios in
Fund Complex
Overseen By
Trustee
Independent Trustees:
Terence J. Toth
1959
333 W. Wacker Drive
Chicago, IL 60606
Chair and Trustee 2008 Formerly, a Co-Founding Partner, Promus Capital (investment advisory firm) (2008-2017); formerly, Director, Quality Control
Corporation (manufacturing) (2012-2021); Chair of the Board
of the Kehrein Center for the Arts (philanthropy) (since 2021);
member: Catalyst Schools of Chicago Board (since 2008) and
Mather Foundation Board (philanthropy) (since 2012), formerly,
Chair of its Investment Committee (2017-2022); formerly, Member,
Chicago Fellowship Board (philanthropy) 2005-2016); formerly,
Director, Fulcrum IT Services LLC (information technology services firm to government entities) (2010-2019); formerly, Director,
LogicMark LLC (health services) (2012-2016); formerly, Director,
Legal & General Investment Management America, Inc. (asset
management) (2008-2013); formerly, CEO and President, Northern
Trust Global Investments (financial services) (2004-2007); Executive
Vice President, Quantitative Management & Securities Lending
(2000-2004); prior thereto, various positions with Northern Trust
Company (financial services) (since 1994); formerly, Member,
Northern Trust Mutual Funds Board (2005-2007), Northern Trust
Global Investments Board (2004-2007), Northern Trust Japan Board
(2004-2007), Northern Trust Securities Inc. Board (2003-2007) and
Northern Trust Hong Kong Board (1997-2004).
135
Jack B. Evans
1948
333 W. Wacker Drive
Chicago, IL 60606
Trustee 1999 Chairman (since 2019), formerly, President (1996-2019), The
Hall-Perrine Foundation, (private philanthropic corporation);
Life Trustee of Coe College and the Iowa College Foundation;
formerly, Member and President Pro-Tem of the Board of Regents
for the State of Iowa University System (2007- 2013); Director
and Chairman (2009-2021), United Fire Group, a publicly
held company; Director, Public Member, American Board of
Orthopaedic Surgery (2015-2020); Director
(2000-2004), Alliant Energy; Director (1996-2015), The Gazette
Company (media and publishing); Director (1997- 2003),
Federal Reserve Bank of Chicago; President and Chief
Operating Officer (1972-1995), SCI Financial Group, Inc.,
(regional financial services firm).
135
William C. Hunter
1948
333 W. Wacker Drive
Chicago, IL 60606
Trustee 2003 Dean Emeritus, formerly, Dean, Tippie College of Business,
University of Iowa (2006-2012); Director of Wellmark, Inc. (since
2009); past Director (2005-2015), and past President (2010-
2014) Beta Gamma Sigma, Inc., The International Business
Honor Society; formerly, Director (2004-2018) of Xerox
Corporation; formerly, Dean and Distinguished Professor of
Finance, School of Business at the University of Connecticut
(2003-2006); previously, Senior Vice President and Director of
Research at the Federal Reserve Bank of Chicago (1995-2003);
formerly, Director (1997-2007), Credit Research Center at
Georgetown University.
135

38
Trustees and Officers
(Unaudited) (continued)
Name,
Year of Birth
& Address
Position(s) Held
with the Funds
Year First
Elected or
Appointed
(1)
Principal Occupation(s)
Including other Directorships
During Past 5 Years
Number of
Portfolios in
Fund Complex
Overseen By
Trustee
Amy B. R. Lancellotta
1959
333 W. Wacker Drive
Chicago, IL 60606
Trustee 2021 Formerly, Managing Director, Independent Directors Council
(IDC) (supports the fund independent director community and
is part of the Investment Company Institute (ICI), which
represents regulated investment companies) (2006-2019);
formerly, various positions with ICI (1989-2006); Member of the
Board of Directors, Jewish Coalition Against Domestic Abuse
(JCADA) (since 2020).
135
Joanne T. Medero
1954
333 W. Wacker Drive
Chicago, IL 60606
Trustee 2021 Formerly, Managing Director, Government Relations and Public
Policy (2009-2020) and Senior Advisor to the Vice Chairman
(2018-2020), BlackRock, Inc. (global investment management
firm); formerly, Managing Director, Global Head of Government
Relations and Public Policy, Barclays Group (IBIM) (investment banking, investment management and wealth management
businesses)(2006-2009); formerly, Managing Director, Global
General Counsel and Corporate Secretary, Barclays Global
Investors (global investment management firm) (1996-2006);
formerly, Partner, Orrick, Herrington & Sutcliffe LLP (law firm)
(1993-1995); formerly, General Counsel, Commodity Futures
Trading Commission (government agency overseeing U.S.
derivatives markets) (1989-1993); formerly, Deputy Associate
Director/Associate Director for Legal and Financial Affairs,
Office of Presidential Personnel, The White House (1986-1989);
Member of the Board of Directors, Baltic-American Freedom
Foundation (seeks to provide opportunities for citizens of the
Baltic states to gain education and professional development through exchanges in the U.S.) (since 2019).
135
Albin F. Moschner
1952
333 W. Wacker Drive
Chicago, IL 60606
Trustee 2016 Founder and Chief Executive Officer, Northcroft Partners, LLC,
(management consulting) (since 2012); formerly,
Chairman (2019), and Director (2012-2019), USA Technologies,
Inc., (provider of solutions and services to facilitate electronic payment transactions); formerly, Director, Wintrust Financial
Corporation (1996-2016); previously, held positions at Leap
Wireless International, Inc. (consumer wireless services),
including Consultant (2011-2012), Chief Operating Officer
(2008-2011), and Chief Marketing Officer (2004-2008); formerly,
President, Verizon Card Services division of Verizon
Communications, Inc. (2000-2003); formerly, President, One
Point Services at One Point Communications
(telecommunication services) (1999-2000); formerly, Vice
Chairman of the Board, Diba, Incorporated (internet
technology provider) (1996-1997); formerly, various executive positions (1991-1996) including Chief Executive Officer
(1995-1996) of Zenith Electronics Corporation (consumer
electronics).
135
John K. Nelson
1962
333 W. Wacker Drive
Chicago, IL 60606
Trustee 2013 Member of Board of Directors of Core12 LLC. (private firm which develops branding, marketing and communications
strategies for clients) (since 2008); served The President’s
Council of Fordham University (2010-2019) and previously a
Director of the Curran Center for Catholic American Studies
(2009-2018); formerly, senior external advisor to the Financial
Services practice of Deloitte Consulting LLP. (2012-2014);
former Chair of the Board of Trustees of Marian University
(2010-2014 as trustee, 2011-2014 as Chair); formerly Chief
Executive Officer of ABN AMRO Bank N.V., North America, and
Global Head of the Financial Markets Division (2007-2008),
with various executive leadership roles in ABN AMRO Bank
N.V. between 1996 and 2007.

39
Name,
Year of Birth
& Address
Position(s) Held
with the Funds
Year First
Elected or
Appointed
(1)
Principal Occupation(s)
Including other Directorships
During Past 5 Years
Number of
Portfolios in
Fund Complex
Overseen By
Trustee
Matthew Thornton III
1958
333 W. Wacker Drive
Chicago, IL 60606
Trustee 2020 Formerly, Executive Vice President and Chief Operating Officer
(2018-2019), FedEx Freight Corporation, a subsidiary of FedEx
Corporation (FedEx) (provider of transportation, e-commerce
and business services through its portfolio of companies);
formerly, Senior Vice President, U.S. Operations (2006-2018),
Federal Express Corporation, a subsidiary of FedEx; formerly
Member of the Board of Directors (2012-2018), Safe Kids
Worldwide® (a non-profit organization dedicated to preventing childhood injuries). Member of the Board of Directors (since
2014), The Sherwin-Williams Company (develops,
manufactures, distributes and sells paints, coatings and related products); Director (since 2020), Crown Castle International
(provider of communications infrastructure).
135
Margaret L. Wolff
1955
333 W. Wacker Drive
Chicago, IL 60606
Trustee 2016 Formerly, member of the Board of Directors (2013-2017) of
Travelers Insurance Company of Canada and The Dominion of
Canada General Insurance Company (each, a part of Travelers
Canada, the Canadian operation of The Travelers Companies,
Inc.); formerly, Of Counsel, Skadden, Arps, Slate, Meagher &
Flom LLP (Mergers & Acquisitions Group) (legal services)
(2005-2014); Member of the Board of Trustees of New
York-Presbyterian Hospital (since 2005); Member (since 2004)
formerly, Chair (2015-2022) of the Board of Trustees of The John A.
Hartford Foundation (a philanthropy dedicated to improving
the care of older adults); formerly, Member (2005-2015) and
Vice Chair (2011-2015) of the Board of Trustees of Mt. Holyoke
College.
135
Robert L. Young
1963
333 W. Wacker Drive
Chicago, IL 60606
Trustee 2017 Formerly, Chief Operating Officer and Director, J.P. Morgan
Investment Management Inc. (financial services) (2010-2016);
formerly, President and Principal Executive Officer (2013-2016),
and Senior Vice President and Chief Operating Officer
(2005-2010), of J.P. Morgan Funds; formerly, Director and
various officer positions for J.P. Morgan Investment
Management Inc. (formerly, JPMorgan Funds Management,
Inc. and formerly, One Group Administrative Services) and
JPMorgan Distribution Services, Inc. (financial services)
(formerly, One Group Dealer Services, Inc.) (1999-2017).

Name,
Year of Birth
& Address
Position(s) Held
with the Funds
Year First
Elected or
Appointed
(2)
Principal Occupation(s)
Including other Directorships
During Past 5 Years
Officers of the Funds:
Jordan M. Farris
1980
333 W. Wacker Drive
Chicago, IL 60606
Chief
Administrative
Officer
2019 Managing Director (since 2017), formerly Vice President (2016-2017), Head of
Product Management and Development, ETFs, Nuveen Securities, LLC; Director,
Guggenheim Funds Distributors (2013-2016).
Brett E. Black
1972
333 West Wacker Drive
Chicago, IL 60606
Vice President
and Chief
Compliance
Officer
2022 Managing Director, Chief Compliance Officer of Nuveen (since 2022); formerly,
Vice President (2014-2022), Chief Compliance Officer and Anti-Money Laundering
Compliance Officer(2017-2022), Deputy Chief Compliance Officer (2014-2017) of
BMO Funds, Inc.
Mark J. Czarniecki
1979
901 Marquette Avenue
Minneapolis, MN 55402
Vice President
and Assistant
Secretary
2013 Managing Director (since 2022), formerly, Vice President (2016-2022), and
Assistant Secretary (since 2016) of Nuveen Securities, LLC; Managing Director
(since 2022), formerly, Vice President (2017-2022) and Assistant Secretary (since
2017) of Nuveen Fund Advisors, LLC; Managing Director and Associate General
Counsel (since January 2022), formerly, Vice President and Associate General
Counsel of Nuveen (2013-2021); Managing Director (since 2022), formerly, Vice
President (2018-2022), Assistant Secretary and Associate General Counsel (since
2018) of Nuveen Asset Management, LLC; Managing Director, Associate General
Counsel and Assistant Secretary of Teachers Advisors, LLC and TIAA-CREF
Investment Management, LLC (since 2023).

40
Trustees and Officers
(Unaudited) (continued)
Name,
Year of Birth
& Address
Position(s) Held
with the Funds
Year First
Elected or
Appointed
(2)
Principal Occupation(s)
Including other Directorships
During Past 5 Years
Diana R. Gonzalez
1978
8500 Andrew Carnegie
Blvd.
Charlotte, NC 28262
Vice President
and Assistant
Secretary
2017 Vice President and Assistant Secretary of Nuveen Fund Advisors, LLC (since 2017);
Vice President and Associate General Counsel and Assistant Secretary of Nuveen
Asset Management, LLC (since 2022); Vice President, Associate General Counsel and Assistant Secretary of Teachers Advisors, LLC and TIAA-CREF Investment
Management, LLC (since 2023); Vice President and Associate General
Counsel of Nuveen (since 2017); formerly, Associate General Counsel of Jackson
National Asset Management (2012-2017).
Nathaniel T. Jones
1979
333 W. Wacker Drive
Chicago, IL 60606
Vice President
and Treasurer
2016 Senior Managing Director (since 2021), formerly, Managing Director (2017-2021),
Senior Vice President (2016-2017) of Nuveen; Managing Director (since 2015) of
Nuveen Fund Advisors, LLC; Chartered Financial Analyst.
Brian H. Lawrence
1982
8500 Andrew Carnegie
Blvd.
Charlotte, NC 28262
Vice President
and Assistant
Secretary
2023 Vice President and Associate General Counsel of Nuveen (since 2023); Vice
President, Associate General Counsel and Assistant Secretary (since 2023) of
Teachers Advisors, LLC and TIAA-CREF Investment Management, LLC; formerly
Corporate Counsel of Franklin Templeton (2018-2022).
Tina M. Lazar
1961
333 W. Wacker Drive
Chicago, IL 60606
Vice President 2002 Managing Director (since 2017), formerly, Senior Vice President (2014-2017) of
Nuveen Securities, LLC.
Brian J. Lockhart
1974
333 W. Wacker Drive
Chicago, IL 60606
Vice President 2019 Managing Director (since 2019) of Nuveen Fund Advisors, LLC; Senior Managing
Director (since 2021), formerly, Managing Director (2017-2021), Vice President
(2010-2017) of Nuveen; Head of Investment Oversight (since 2017), formerly,
Team Leader of Manager Oversight (2015-2017); Chartered Financial Analyst and
Certified Financial Risk Manager.
John M. McCann
1975
8500 Andrew Carnegie
Blvd.
Charlotte, NC 28262
Vice President
and Assistant
Secretary
2022 Managing Director (since 2021), General Counsel and Secretary (since 2023), formerly, Assistant Secretary (2021-2023), of Nuveen Fund Advisors, LLC;
Managing Director, Associate General Counsel and Assistant Secretary of Nuveen
Asset Management, LLC (since 2021); Managing Director (since 2021) and
Assistant Secretary (since 2016) of TIAA SMA Strategies LLC; Managing Director
(since 2019, formerly, Vice President and Director), Associate General Counsel
and Assistant Secretary of College Retirement Equities Fund, TIAA Separate
Account VA-1, TIAA-CREF Funds and TIAA-CREF Life Funds; Managing Director
(since 2018), formerly, Vice President and Director, Associate General Counsel
and Assistant Secretary of Teachers Insurance and Annuity Association of America,
Teacher Advisors LLC and TIAA-CREF Investment Management, LLC; Managing
Director (since 2022), formerly, Vice President (2017-2022), Associate General
Counsel and Assistant Secretary (since 2011) of Nuveen Alternative Advisors LLC;
General Counsel and Assistant Secretary of Covariance Capital Management, Inc.
(2014-2017).
Kevin J. McCarthy
1966
333 W. Wacker Drive
Chicago, IL 60606
Vice President
and Assistant
Secretary
2007 Executive Vice President (since 2022) and Secretary and General Counsel (since
2016) of Nuveen Investments, Inc., formerly, Senior Managing Director (2017-
2022); Executive Vice President (since 2023) and Assistant Secretary (since 2008)
of Nuveen Securities, LLC, formerly Senior Managing Director (2017-2023);
Executive Vice President and Assistant Secretary (since 2023) of Nuveen Fund
Advisors, LLC, formerly, Senior Managing Director (2017-2023), Secretary (2016-
2023) and Co-General Counsel (2011-2020); Executive Vice President (since
2023) and Secretary (since 2016) of Nuveen Asset Management, LLC, formerly,
Senior Managing Director (2017-2023) and Associate General Counsel (2011-
2020); Executive Vice President (since 2021) and Secretary (since 2023), formerly,
General Counsel and Assistant Secretary (2021-2023) of Teachers Advisors,
LLC; Executive Vice President (since 2017) and Secretary (since 2023), formerly,
General Counsel and Assistant Secretary (2017-2023) of TIAA-CREF Investment
Management, LLC; formerly, Vice President (2007-2021) and Secretary (2016-
2021), of NWQ Investment Management Company, LLC and Santa Barbara Asset
Management, LLC; Vice President and Secretary of Winslow Capital Management,
LLC (since 2010); Executive Vice President (since 2023) and Secretary (since
2016) of Nuveen Alternative Investments, LLC, formerly Senior Managing Director
(2017-2023).

41
Name,
Year of Birth
& Address
Position(s) Held
with the Funds
Year First
Elected or
Appointed
(2)
Principal Occupation(s)
Including other Directorships
During Past 5 Years
Jon Scott Meissner
1973
8500 Andrew Carnegie
Blvd.
Charlotte, NC 28262
Vice President
and Assistant
Secretary
2019 Managing Director, Mutual Fund Tax and Expense Administration (since 2022), formerly, Managing Director of Mutual Fund Tax and Financial Reporting groups
(2017-2022), at Nuveen; Managing Director of Nuveen Fund Advisors, LLC (since
2019); Managing Director (since 2021), formerly, Senior Director (2016-2021), of
Teachers Advisors, LLC and TIAA-CREF Investment Management, LLC; Managing
Director, Mutual Fund Tax and Expense Administration (since 2022), formerly,
Senior Director Mutual Fund Taxation (2015-2022), to the TIAA-CREF Funds, the
TIAA-CREF Life Funds, the TIAA Separate Account VA-1 and the CREF Accounts;
has held various positions with TIAA since 2004.
William A. Siffermann
1975
333 W. Wacker Drive
Chicago, IL 60606
Vice President 2017 Managing Director (since 2017), formerly Senior Vice President (2016-2017) of
Nuveen.
Trey S. Stenersen
1965
8500 Andrew Carnegie
Blvd.
Charlotte, NC 28262
Vice President 2022 Senior Managing Director of Teachers Advisors LLC and TIAA-CREF Investment
Management, LLC (since 2018); Senior Managing Director (since 2019) and Chief
Risk Officer (since 2022), formerly Head of Investment Risk Management (2017-
2022) of Nuveen; Senior Managing Director (since 2018) of Nuveen Alternative
Advisors LLC.
E. Scott Wickerham
1973
8500 Andrew Carnegie Blvd.
Charlotte, NC 28262
Vice President
and Controller
2019 Senior Managing Director, Head of Public Investment Finance of Nuveen (since
2019), formerly, Managing Director; Senior Managing Director (since 2019) of
Nuveen Fund Advisors, LLC; Senior Managing Director (since 2022) of Nuveen
Asset Management, LLC; Senior Managing Director of Teachers Advisors, LLC
(since 2021) and TIAA-CREF Investment Management, LLC (since 2016); Principal
Financial Officer, Principal Accounting Officer and Treasurer (since 2017) of the
TIAA-CREF Funds, the TIAA-CREF Life Funds, the TIAA Separate Account VA-1
and the Principal Financial Officer, Principal Accounting Officer (since 2020) and
Treasurer (since 2017) to the CREF Accounts; has held various positions with TIAA since 2006.
Mark L. Winget
1968
333 W. Wacker Drive
Chicago, IL 60606
Vice President
and Secretary
2008 Vice President and Assistant Secretary of Nuveen Securities, LLC (since 2008), and Nuveen Fund Advisors, LLC (since 2019); Vice President, Associate General
Counsel and Assistant Secretary of Teachers Advisors, LLC and TIAA-CREF
Investment Management, LLC (since 2023) and Nuveen Asset Management,
LLC(since 2020); Vice President (since 2010) and Associate General Counsel (since
2019) of Nuveen.
Rachael Zufall
1973
8500 Andrew Carnegie
Blvd.
Charlotte, NC 28262
Vice President
and Assistant
Secretary
2022 Managing Director and Assistant Secretary (since 2023) of Nuveen Fund Advisors,
LLC; Managing Director (since 2017), Associate General Counsel and Assistant
Secretary (since 2014) of the CREF Accounts, TIAA Separate Account VA-1, TIAA-
CREF Funds and TIAA-CREF Life Funds; Managing Director (since 2017), Associate
General Counsel and Assistant Secretary (since 2011) of Teachers Advisors, LLC and TIAA-CREF Investment Management, LLC; Managing Director of Nuveen, LLC
and of TIAA (since 2017).
(1) Trustees serve an indefinite term until his/her successor is elected or appointed. The year first elected or appointed represents the year in which the director was first elected or appointed to any fund in the Nuveen Fund Complex.
(2) Officers serve one year terms through August of each year. The year first elected or appointed represents the year in which the officer was first elected or appointed to any fund in the Nuveen Fund Complex.

Nuveen Securities, LLC, member FINRA and SIPC 333 West Wacker Drive Chicago, IL 60606 www.nuveen.com
NAN-NTZG-0723P 3065712-INV-Y-09/24
Nuveen:
Serving Investors for Generations
Since 1898, financial advisors and their clients have relied on Nuveen to provide dependable investment solutions through continued adherence to proven, long-term investing principles. Today, we offer a range of high quality solutions designed to be integral components of a well-diversified core portfolio.
Focused on meeting investor needs.
Nuveen is the investment manager of TIAA. We have grown into one of the world’s premier global asset managers, with specialist knowledge across all major asset classes and particular strength in solutions that provide income for investors and that draw on our expertise in alternatives and responsible investing. Nuveen is driven not only by the independent investment processes across the firm, but also the insights, risk management, analytics and other tools and resources that a truly world-class platform provides. As a global asset manager, our mission is to work in partnership with our clients to create solutions which help them secure their financial future.
Find out how we can help you.
To learn more about how the products and services of Nuveen may be able to help you meet your financial goals, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest. Investors should consider the investment objective and policies, risk considerations, charges and expenses of any investment carefully. Where applicable, be sure to obtain a prospectus, which contains this and other relevant information. To obtain a prospectus, please contact your securities representative or Nuveen, 333 W. Wacker Dr., Chicago, IL 60606.
Please read the prospectus carefully before you invest or send money.
Learn more about Nuveen Funds at:
www.nuveen.com/exch ange-traded-funds
NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

ITEM 2.	CODE OF ETHICS.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There were no amendments to or waivers from the code during the period covered by this report. The registrant has posted the code of ethics on its website at www.nuveen.com/fund-governance. (To view the code, click on Code of Conduct.)

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by this report, the registrant’s Board of Directors or Trustees (“Board”) determined that the registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its Audit Committee. The registrant’s audit committee financial experts are Jack B. Evans, Albin F. Moschner, John K. Nelson and Robert L. Young, who are “independent” for purposes of Item 3 of Form N-CSR.

Mr. Evans was formerly President and Chief Operating Officer of SCI Financial Group, Inc., a full service registered broker-dealer and registered investment adviser (“SCI”). As part of his role as President and Chief Operating Officer, Mr. Evans actively supervised the Chief Financial Officer (the “CFO”) and actively supervised the CFO’s preparation of financial statements and other filings with various regulatory authorities. In such capacity, Mr. Evans was actively involved in the preparation of SCI’s financial statements and the resolution of issues raised in connection therewith. Mr. Evans has also served on the audit committee of various reporting companies. At such companies, Mr. Evans was involved in the oversight of audits, audit plans, and the preparation of financial statements. Mr. Evans also formerly chaired the audit committee of the Federal Reserve Bank of Chicago.

Mr. Moschner is a consultant in the wireless industry and, in July 2012, founded Northcroft Partners, LLC, a management consulting firm that provides operational, management and governance solutions. Prior to founding Northcroft Partners, LLC, Mr. Moschner held various positions at Leap Wireless International, Inc., a provider of wireless services, where he was as a consultant from February 2011 to July 2012, Chief Operating Officer from July 2008 to February 2011, and Chief Marketing Officer from August 2004 to June 2008. Before he joined Leap Wireless International, Inc., Mr. Moschner was President of the Verizon Card Services division of Verizon Communications, Inc. from 2000 to 2003, and President of One Point Services at One Point Communications from 1999 to 2000. Mr. Moschner also served at Zenith Electronics Corporation as Director, President and Chief Executive Officer from 1995 to 1996, and as Director, President and Chief Operating Officer from 1994 to 1995.

Mr. Nelson is on the Board of Directors of Core12, LLC. (since 2008), a private firm which develops branding, marketing, and communications strategies for clients. Mr. Nelson has extensive experience in global banking and markets, having served in several senior executive positions with ABN AMRO Holdings N.V. and its affiliated entities and predecessors, including LaSalle Bank Corporation from 1996 to 2008, ultimately serving as Chief Executive Officer of ABN AMRO N.V. North America. During his tenure at the bank, he also served as Global Head of its Financial Markets Division, which encompassed the bank’s Currency, Commodity, Fixed Income, Emerging Markets, and Derivatives businesses. He was a member of the Foreign Exchange Committee of the Federal Reserve Bank of the United States and during his tenure with ABN AMRO served as the bank’s representative on various committees of The Bank of Canada, European Central Bank, and The Bank of England. Mr. Nelson previously served as a senior, external advisor to the financial services practice of Deloitte Consulting LLP. (2012-2014).

Mr. Young has more than 30 years of experience in the investment management industry. From 1997 to 2017, he held various positions with J.P. Morgan Investment Management Inc. (“J.P. Morgan Investment”) and its affiliates (collectively, “J.P. Morgan”). Most recently, he served as Chief Operating Officer and Director of J.P. Morgan Investment (from 2010 to 2016) and as President and Principal Executive Officer of the J.P. Morgan Funds (from 2013 to 2016). As Chief Operating Officer of J.P. Morgan Investment, Mr. Young led service, administration and business platform support activities for J.P. Morgan’s domestic retail mutual fund and institutional commingled and separate account businesses, and co-led these activities for J.P. Morgan’s global retail and institutional investment management businesses. As President of the J.P. Morgan Funds, Mr. Young interacted with various service providers to these funds, facilitated the relationship between such funds and their boards, and was directly involved in establishing board agendas, addressing regulatory matters, and establishing policies and procedures. Before joining J.P. Morgan, Mr. Young, a former Certified Public Accountant (CPA), was a Senior Manager (Audit) with Deloitte & Touche LLP (formerly, Touche Ross LLP), where he was employed from 1985 to 1996. During his tenure there, he actively participated in creating, and ultimately led, the firm’s midwestern mutual fund practice.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The following tables show the amount of fees that KPMG LLP, the Funds’ auditor, billed to the Funds during the Funds’ last two full fiscal years. The Audit Committee approved in advance all audit services and non-audit services that KPMG LLP provided to the Funds, except for those non-audit services that were subject to the pre-approval exception under Rule 2-01 of Regulation S-X (the “pre-approval exception”). The preapproval exception for services provided directly to the Funds waives the pre-approval requirement for services other than audit, review or attest services if: (A) the aggregate amount of all such services provided constitutes no more than 5% of the total amount of revenues paid by the Funds during the fiscal year in which the services are provided; (B) the Funds did not recognize the services as non-audit services at the time of the engagement; and (C) the services are promptly brought to the Audit Committee’s attention, and the Committee (or its delegate) approves the services before the audit is completed.

Fiscal Year Ended July 31, 2023	Audit Fees Billed to Funds [1]	Audit-Related Fees Billed to Funds [2]	Tax Fees Billed to Funds [3]	All Other Fees Billed to Funds [4]
Fund Name
Nuveen Enhanced Yield U.S. Aggregate Bond ETF	21,000	0	0	0
Nuveen ESG U.S. Aggregate Bond ETF	21,000	0	0	0
Nuveen ESG High Yield Corporate Bond ETF	24,000	0	0	0
Nuveen ESG 1-5 Year U.S. Aggregate Bond ETF	21,000	0	0	0
Nuveen Global Net Zero Transition ETF	24,000	0	0	0

Total	$111,000	$0	$0	$0

[1]	“Audit Fees” are the aggregate fees billed for professional services for the audit of the Fund’s annual financial statements and services provided in connection with statutory and regulatory filings or engagements.
[2]	“Audit-Related Fees” are the aggregate fees billed for assurance and related services reasonably related to the performance of the audit or review of financial statements that are not reported under “Audit Fees”. These fees include offerings related to the Fund’s common shares and leverage.
[3]	“Tax Fees” are the aggregate fees billed for professional services for tax advice, tax compliance, and tax planning. These fees include: all global withholding tax services; excise and state tax reviews; capital gain, tax equalization and taxable basis calculations performed by the principal accountant.
[4]	“All Other Fees” are the aggregate fees billed for products and services other than “Audit Fees”, “Audit-Related Fees” and “Tax Fees”. These fees represent all “Agreed-Upon Procedures” engagements pertaining to the Fund’s use of leverage.

	Percentage Approved Pursuant to Pre-approval Exception
	Audit Fees Billed to Funds	Audit-Related Fees Billed to Funds	Tax Fees Billed to Funds	All Other Fees Billed to Funds
Fund Name
Nuveen Enhanced Yield U.S. Aggregate Bond ETF	0%	0%	0%	0%
Nuveen ESG U.S. Aggregate Bond ETF	0%	0%	0%	0%
Nuveen ESG High Yield Corporate Bond ETF	0%	0%	0%	0%
Nuveen ESG 1-5 Year U.S. Aggregate Bond ETF	0%	0%	0%	0%
Nuveen Global Net Zero Transition ETF	0%	0%	0%	0%

Fiscal Year Ended July 31, 2022	Audit Fees Billed to Funds [1]	Audit-Related Fees Billed to Funds [2]	Tax Fees Billed to Funds [3]	All Other Fees Billed to Funds [4]
Fund Name
Nuveen Enhanced Yield U.S. Aggregate Bond ETF	19,420	0	0	0
Nuveen ESG U.S. Aggregate Bond ETF	19,370	0	0	0
Nuveen ESG High Yield Corporate Bond ETF	21,420	0	0	0
Nuveen ESG 1-5 Year U.S. Aggregate Bond ETF	19,420	0	0	0
Nuveen Global Net Zero Transition ETF	20,310	0	0	0

Total	$99,940	$0	$0	$0

[1]	“Audit Fees” are the aggregate fees billed for professional services for the audit of the Fund’s annual financial statements and services provided in connection with statutory and regulatory filings or engagements.
[2]	“Audit-Related Fees” are the aggregate fees billed for assurance and related services reasonably related to the performance of the audit or review of financial statements that are not reported under “Audit Fees”. These fees include offerings related to the Fund’s common shares and leverage.
[3]	“Tax Fees” are the aggregate fees billed for professional services for tax advice, tax compliance, and tax planning. These fees include: all global withholding tax services; excise and state tax reviews; capital gain, tax equalization and taxable basis calculations performed by the principal accountant.
[4]	“All Other Fees” are the aggregate fees billed for products and services other than “Audit Fees”, “Audit-Related Fees” and “Tax Fees”. These fees represent all “Agreed-Upon Procedures” engagements pertaining to the Fund’s use of leverage.

	Percentage Approved Pursuant to Pre-approval Exception
	Audit Fees Billed to Funds	Audit-Related Fees Billed to Funds	Tax Fees Billed to Funds	All Other Fees Billed to Funds
Fund Name
Nuveen Enhanced Yield U.S. Aggregate Bond ETF	0%	0%	0%	0%
Nuveen ESG U.S. Aggregate Bond ETF	0%	0%	0%	0%
Nuveen ESG High Yield Corporate Bond ETF	0%	0%	0%	0%
Nuveen ESG 1-5 Year U.S. Aggregate Bond ETF	0%	0%	0%	0%
Nuveen Global Net Zero Transition ETF	0%	0%	0%	0%

Fiscal Year Ended July 31, 2023	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
Nuveen ETF Trust	$0	$0	$0

	Percentage Approved Pursuant to Pre-approval Exception
	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
	0%	0%	0%

Fiscal Year Ended July 31, 2022	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
NuShares ETF Trust	$0	$0	$0

	Percentage Approved Pursuant to Pre-approval Exception
	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
	0%	0%	0%

Fiscal Year Ended July 31, 2023	Total Non-Audit Fees Billed to Trust	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Trust)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (all other engagements)	Total
Fund Name
Nuveen Enhanced Yield U.S. Aggregate Bond ETF	0	0	0	0
Nuveen ESG U.S. Aggregate Bond ETF	0	0	0	0
Nuveen ESG High Yield Corporate Bond ETF	0	0	0	0
Nuveen ESG 1-5 Year U.S. Aggregate Bond ETF	0	0	0	0
Nuveen Global Net Zero Transition ETF	0	0	0	0

Total	$0	$0	$0	$0

“Non-Audit Fees billed to Fund” for both fiscal year ends represent “Tax Fees” and “All Other Fees” billed to Fund in their respective amounts from the previous table.

Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

Fiscal Year Ended July 31, 2022	Total Non-Audit Fees Billed to Trust	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Trust)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (all other engagements)	Total
Fund Name
Nuveen Enhanced Yield U.S. Aggregate Bond ETF	0	0	0	0
Nuveen ESG U.S. Aggregate Bond ETF	0	0	0	0
Nuveen ESG High Yield Corporate Bond ETF	0	0	0	0
Nuveen ESG 1-5 Year U.S. Aggregate Bond ETF	0	0	0	0
Nuveen Global Net Zero Transition ETF	0	0	0	0

Total	$0	$0	$0	$0
“Non-Audit Fees billed to Fund” for both fiscal year ends represent “Tax Fees” and “All Other Fees” billed to Fund in their respective amounts from the previous table.

Audit Committee Pre-Approval Policies and Procedures. Generally, the Audit Committee must approve (i) all non-audit services to be performed for the Funds by the Funds’ independent accountant and (ii) all audit and non-audit services to be performed by the Funds’ independent accountant for the Affiliated Fund Service Providers with respect to the operations and financial reporting of the Funds. Regarding tax and research projects conducted by the independent accountant for the Funds and Affiliated Fund Service Providers (with respect to operations and financial reports of the Trust), such engagements will be (i) pre-approved by the Audit Committee if they are expected to be for amounts greater than $10,000; (ii) reported to the Audit Committee Chair for her verbal approval prior to engagement if they are expected to be for amounts under $10,000 but greater than $5,000; and (iii) reported to the Audit Committee at the next Audit Committee meeting if they are expected to be for an amount under $5,000.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934 (the “Exchange Act”). The registrant’s Board has a separately designated Audit Committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended (15 U.S.C. 78c(a)(58)(A)). As of the end of the period covered by this report, the members of the audit committee are Jack B. Evans, Albin F. Moschner, John K. Nelson, Chair, Margaret L. Wolff, and Robert L. Young.

ITEM 6.	SCHEDULE OF INVESTMENTS.

a)	See Portfolio of Investments in Item 1.

b)	Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to this registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees implemented after the registrant last provided disclosure in response to this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

File the exhibits listed below as part of this Form.

(a	)(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable because the code is posted on registrant’s website at www.nuveen.com/fund-governance and there were no amendments during the period covered by this report. (To view the code, click on Code of Conduct.)

(a	)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See EX-99.CERT attached hereto.

(a	)(3)	Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable to this registrant.

(a	)(4)	Change in the registrant’s independent public accountant. Not applicable.

(b	)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an Exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registration specifically incorporates it by reference: See EX-99.906 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nushares ETF Trust

By (Signature and Title)	/s/ Diana R. Gonzalez
Diana R. Gonzalez
Vice President and Secretary

Date: October 6, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Jordan M. Farris
Jordan M. Farris
Chief Administrative Officer
(principal executive officer)

Date: October 6, 2023

By (Signature and Title)	/s/ E. Scott Wickerham
E. Scott Wickerham
Vice President and Funds Controller
(principal financial officer)

Date: October 6, 2023